Supplement Dated January 31, 1997 to the Prospectus Dated January 27, 1997
--------------------------------------------------------------------------------
MIMLIC SERIES FUND, INC.
------------------------------

400 ROBERT STREET NORTH x ST. PAUL, MINNESOTA 55101 x 1-800-443-3677
--------------------------------------------------------------------------------

                                                                               -
  The MIMLIC Series Fund, Inc. Prospectus, dated May 1, 1996, and its supplements, dated June 28, 1996 and October 1, 1996, represent a current description of all Series Fund information pertinent to and investment options available for the product to which this Prospectus is attached as of this date.

  The date of the Statement of Additional Information referenced in the Prospectus should now read January 27, 1997, as Supplemented January 31, 1997.

--------------------------------------------------------------------------------

F. 50744 1-97

                            MIMLIC SERIES FUND, INC.

                      Statement of Additional Information


Dated: January 27, 1997 as Supplemented January 31, 1997



     This Statement of Additional Information is not a prospectus. Much of the information contained in this Statement of Additional Information expands upon subjects discussed in the Prospectus. Therefore, this Statement should be read in conjunction with the Fund's current Prospectus, dated January 27, 1997, which may be obtained by calling the Fund at (612) 298-3500, or writing the Fund at Minnesota Mutual Life Center, 400 Robert Street North, St. Paul, Minnesota 55101-2098.

                    ________________________________________

                               Table of Contents

The Fund ............................................................    2

Investment Restrictions .............................................    3

Portfolio Turnover ..................................................    6

Directors and Executive Officers ....................................    7

Investment Advisory and Other Services ..............................    9

Portfolio Transactions and Allocation of Brokerage ..................   13

Purchase and Redemption of Shares ...................................   15

Fund Shares and Voting Rights .......................................   15

Net Asset Value .....................................................   16

Performance Data ....................................................   18

Taxes ...............................................................   22

Reports to Shareholders .............................................   23

Independent Auditors ................................................   23

Financial Statements ................................................   24


Appendix I - Rating of Bonds and Commercial Paper ...................   82

                                    THE FUND


     MIMLIC Series Fund, Inc. ("Fund"), a Minnesota corporation, is a no-load, diversified, open-end management investment company. The Fund is a series fund, which means that it has several different Portfolios. The investment adviser of the Fund is MIMLIC Asset Management Company ("MIMLIC Management"). MIMLIC Management has entered into investment sub-advisory agreements under which various investment managers provide investment services. Winslow Capital Management, Inc. ("Winslow Management") serves as investment sub-adviser to the Fund's Capital Appreciation Portfolio and Templeton Investment Counsel, Inc. ("Templeton Counsel") serves as investment sub-adviser to the Fund's International Stock Portfolio.


     Currently, the shares of the Fund are sold only to The Minnesota Mutual Life Insurance Company ("Minnesota Mutual") through certain of its separate accounts to fund the benefits under variable annuity contracts and variable life insurance policies (collectively, the "Contracts") issued by Minnesota Mutual. The separate accounts, which will be the owners of the shares of the Fund, will invest in the shares of each Portfolio in accordance with instructions received from the owners of the Contracts.

     Minnesota Mutual, through its separate accounts which fund the Contracts, owns 100% of the shares outstanding of each Portfolio of the Fund. Minnesota Mutual, on October 22, 1985, provided the initial capital of the Fund by purchasing 4,500,000 shares of the Growth Portfolio, Bond Portfolio, Money Market Portfolio and Asset Allocation Portfolio for $4,500,000. On April 28, 1987, Minnesota Mutual provided initial capital for additional portfolios by purchasing 11,000,000 shares of the Mortgage Securities Portfolio, Index 500 Portfolio and Capital Appreciation Portfolio for $11,000,000. Those initial shares were not attributable to any of the Contracts and were redeemed by Minnesota Mutual during 1991. On April 27, 1992, Minnesota Mutual provided initial capital for the International Stock Portfolio by purchasing 10,000,000 shares of the Portfolio for $10,000,000. Those initial shares, together with the additional shares attributable to them as a result of the reinvestment of dividends and capital gains distributions, are not attributable to any of the Contracts. In addition, Minnesota Mutual provided initial capital in the amount of $3,000,000 on April 22, 1993, for the Small Company Portfolio and, as a result, those initial shares, together with additional shares attributable to them as a result of reinvestment of dividends and capital gains distributions, are not attributable to any of the Contracts. On May 2, 1994, Minnesota Mutual provided initial capital for the Value Stock Portfolio and the four Maturing Government Bond Portfolios and those initial shares, together with the additional shares attributable to them as the result of the reinvestment of dividends and capital gains distributions, are not attributable to any of the Contracts. After Minnesota Mutual's initial contribution of $3,000,000, representing 3,000,000 shares of the Value Stock Portfolio, its contribution of $3,400,000, representing 3,400,000 shares of the Maturing Government Bond Portfolio - 1998, its contribution of $2,600,000, representing 2,600,000 shares of the Maturing Government Bond Portfolio - 2002, its contribution of $1,900,000 representing 1,900,000 shares of the Maturing Government Bond Portfolio - 2006, and its contribution of $1,100,000 representing 1,100,000 shares of the Maturing Government Bond Portfolio - 2010, those shares represented 100% of the issued and outstanding shares for those Portfolios as of May 2, 1994.


     Contract owners should consider that the investment experience of the Portfolio or Portfolios they select will affect the value of and the benefits provided under the Contract. See the Prospectus for the Contracts for a description of the relationship between increases or decreases in the net asset value of Fund shares (and any distributions on such shares) and the benefits provided under a Contract.

                            INVESTMENT RESTRICTIONS

     The Fund has adopted the following restrictions relating to the investment of the assets of the Portfolios.

     The restrictions numbered 1 through 10 and the statement dealing with senior securities are fundamental and may not be changed without the affirmative vote of a majority of the outstanding voting securities of each Portfolio affected by the change. With respect to the submission of a change in an investment restriction to the holders of the Fund's outstanding voting securities, such matter shall be deemed to have been effectively acted upon with respect to a particular Portfolio if a majority of the outstanding voting securities of such Portfolio vote for the approval of such matter, notwithstanding (1) that such matter has not been approved by the holders of a majority of the outstanding voting securities of any other Portfolio affected by such matter, and (2) that such matter has not been approved by the vote of a majority of the outstanding voting securities of the Fund. For this purpose and under the Investment Company Act of 1940, a majority of the outstanding voting shares of each Portfolio means the lesser of (i) 67% of the voting shares represented at a meeting at which more than 50% of the outstanding voting shares are represented or (ii) more than 50% of the outstanding voting shares.

     Restrictions numbered 11-17 are not fundamental and may be changed by the Fund's Board of Directors.

     The Fund may not issue senior securities except to the extent that the borrowing of money in accordance with restriction 3 or the entering into reverse repurchase agreements as described in restriction 6 may constitute the issuance of a senior security, and each Portfolio will not:

    1. With respect to at least 75% of the value of the total assets in the Portfolio, invest more than 5% of the value of such assets in the securities of any one issuer (except securities issued or guaranteed by the United States Government, its agencies or instrumentalities and bank obligations) or invest in more than 10% of the voting securities of any one issuer.

       For additional information with respect to investment of assets in the Money Market Portfolio, see the additional description in this Statement of Additional Information under the heading entitled "Net Asset Value."

    2. Purchase the securities of issuers conducting their principal business activity in a single industry, if immediately after such purchase the value of its investments in such industry would exceed 25% of the value of the Portfolio's total assets, provided that (a) telephone, gas, and electric public utilities are each regarded as separate industries and
       (b) banking, savings and loan associations, savings banks and finance companies as a group will not be considered a single industry for the purpose of this limitation. There is no limitation with respect to the concentration of investments in securities issued or guaranteed by the United States Government, its agencies or instrumentalities, or certificates of deposit and bankers acceptances of United States banks and savings and loan associations and this limitation shall not apply in the Mortgage Securities Portfolio to investments in the mortgage and mortgage-finance industry (in which more than 25% of the value of the Portfolio's total assets will, except for temporary defensive positions, be invested).

    3. Borrow money, except from banks for temporary or emergency purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities. Borrowing in the aggregate by any particular Portfolio may not exceed 10% of the value of the Portfolio's total assets at the time the borrowing is made and a Portfolio may not make additional investments during any period that its borrowings exceed 5% of the value of the Portfolio's total assets. For purposes of this restriction, "borrowing" shall not include reverse repurchase agreements.

    4. Lend securities in excess of 20% of the value of its total assets. For the purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve loans of securities.

    5. Purchase securities on margin (but it may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities); or make short sales except where, by virtue of ownership of other securities, it has the right to obtain, without payment of further consideration, securities equal in kind and amount to those sold, and only to the extent that the Portfolio's short positions will not at the time of any short sales aggregate in total sale prices more than 10% of its total assets. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve the use of margin.

    6. Enter into reverse repurchase agreements if such investments, taken together with borrowings represented by senior securities of the Portfolio, exceed 33 1/3% of the total assets of the Portfolio less liabilities other than obligations under such borrowings and reverse repurchase agreements.

    7. Act as an underwriter of securities, except to the extent the Fund may be deemed to be an underwriter in connection with the disposition of Portfolio securities.

    8. Purchase or sell real estate, except that each Portfolio may invest in securities secured by real estate or interests therein or securities issued by companies which invest in real estate or interests therein.

    9. Buy or sell oil, gas or other mineral leases, rights or royalty contracts or commodities or commodity contracts, including futures contracts except that the International Stock Portfolio may purchase and sell futures contracts on financial instruments and indices and options on such futures contracts and it may purchase and sell futures contracts on foreign securities and options on such futures contracts. This restriction does not prevent the Portfolios from purchasing securities of companies investing in any of the foregoing.

   10. Lend money to other persons except by the purchase of obligations in which the Portfolio is authorized to invest and by entering into repurchase agreements. For the purposes of this restriction, collateral arrangements with respect to options, forward currency and future transactions will not be deemed to involve loans of securities.

   11. Knowingly invest more than 15% of the value of its net assets in securities or other investments, including repurchase agreements maturing in more than seven days, that are illiquid or otherwise not readily marketable; provided, however, the Money Market Portfolio shall not invest in excess of 10% of its net assets in such illiquid securities.

   12. Pledge, hypothecate, mortgage or transfer (except as provided in restrictions 4 and 6) as security for indebtedness any securities held by the Fund, except in an amount of not more than 10% of the value of any Portfolio's total assets and then only to secure borrowings permitted by restrictions 3 and 5. For purposes of this restriction, collateral arrangements with respect to options, forward currency and futures transactions will not be deemed to involve a pledge of assets.

   13. Purchase foreign securities not publicly traded in the United States except that: (i) each of the Growth Portfolio, Small Company Portfolio and Value Stock Portfolio may invest up to 10% of the value of its total assets in securities of foreign issuers, (ii) the Money Market Portfolio may invest in obligations of Canadian chartered banks, London branches of United States banks and United States branches or agencies of foreign banks, and (iii) the Asset Allocation Portfolio may invest in such securities subject to the restrictions applicable to those four Portfolios. The provisions of this restriction apply to all Portfolios other than the International Stock Portfolio.

   14. Purchase securities of other investment companies with an aggregate value in excess of 5% of the Portfolio's total assets, except in connection with a merger, consolidation, acquisition or reorganization, or by purchase in the open market of securities of closed-end companies where no underwriter or dealer's commission or profit, other than customary broker's commission, is involved, and if immediately thereafter not more than 10% of the value of the Portfolio's total assets would be invested in such securities.

   15. Issue or acquire puts, calls, or combinations thereof.

   16. Purchase securities for the purpose of exercising control or management.

   17. Participate on a joint (or a joint and several) basis in any trading account in securities (but this does not prohibit the "bunching" of orders for the sale or purchase of Portfolio securities with the other Portfolios or with other accounts advised by MIMLIC Management, or, in the case of the Capital Appreciation and International Stock Portfolios, by Winslow Management and Templeton Counsel, respectively, to reduce brokerage commissions or otherwise to achieve best overall execution).

     If a percentage restriction is adhered to at the time of an investment, a later increase or decrease in the investment's percentage of the value of a Portfolio's total assets resulting from a change in such values or assets will not constitute a violation of the percentage restriction.

     Several other limitations apply with respect to the investment activities of the Portfolios. These limitations, which arise from the requirements of various states in which the underlying contracts are offered, have been adopted by the Fund in order to secure compliance. As a result of these further limitations, some investment practices otherwise permitted under those restrictions described above in paragraphs 1, 3 and 6 are no longer allowed. In particular, the Fund has agreed that as long as the underlying contracts are offered in such states the Fund (i) will not purchase or otherwise acquire the voting security of any issuer if as a result of such acquisition all of the Fund's Portfolios in the aggregate will own more than 10% of the total issued and outstanding voting securities of such issuer, and (ii) will limit its borrowing for any particular Portfolio to (a) 10% of the Portfolio's total assets when borrowing for any general purpose and (b) 25% of the Portfolio's total assets when borrowing as a temporary measure to facilitate redemptions. For the purpose of these aggregate limitations on borrowing, reverse repurchase agreements will be considered to be borrowings.

                               PORTFOLIO TURNOVER

     Each Portfolio has a different expected annual rate of portfolio turnover, which is calculated by dividing the lesser of purchases or sales of Portfolio securities during the fiscal year by the monthly average of the value of the Portfolio's securities (excluding from the computation all securities with maturities at the time of acquisition of one year or less). A high rate of turnover in a Portfolio generally involves correspondingly greater brokerage commission expenses, which must be borne directly by the Portfolio. Turnover rates may vary greatly from year to year and within a particular year and may also be affected by cash requirements for redemptions of each Portfolio's shares and by requirements which enable the Fund to receive favorable tax treatment. The portfolio turnover rates associated with each Portfolio will, of course, be affected by the level of purchases and redemptions of shares of each Portfolio. However, because rate of portfolio turnover is not a limiting factor, particular holdings may be sold at any time, if in the opinion of MIMLIC Management such a sale is advisable.

     The Money Market Portfolio, consistent with its investment objective, will attempt to maximize yield through trading. This may involve selling instruments and purchasing different instruments to take advantage of disparities of yields in different segments of the high grade money market or among particular instruments within the same segment of the market. Since the Portfolio's assets will be invested in securities with short maturities and the Portfolio will manage its assets as described above, the Portfolio's holdings of money market instruments will turn over several times a year. However, this does not generally increase the Portfolio's brokerage costs, since brokerage commissions as such are not usually paid in connection with the purchase or sale of the instruments in which the Portfolio invests since such securities will be purchased on a net basis.


     It is anticipated that the annual portfolio turnover rates for the Growth, Index 500, International Stock, Small Company, Value Stock, Small Company Value and Maturing Government Bond Portfolios will not exceed 100%, and that the annual portfolio turnover rates for the Bond, Capital Appreciation and Mortgage Securities Portfolios will not exceed 200%. In the Asset Allocation Portfolio, portfolio turnover rate for the common stock and other equity securities held by it will approximate the portfolio turnover rate of the Growth Portfolio generally. Similarly, the portfolio turnover rate of the Asset Allocation Portfolio with respect to bonds and other debt securities with maturities generally exceeding one year will approximate the portfolio turnover of the Bond Portfolio. In addition, portfolio turnover will be increased in the Asset Allocation Portfolio to the extent that emphasis in its holdings may shift from one type of security to another. Turnover will, therefore, be dependent as well upon economic conditions or general levels of securities prices. For each of the last three calendar years, the portfolio turnover rates for the various Portfolios were as follows:

                                        Portfolio Turnover Rate
                                        -----------------------

   Portfolio                         1995          1994      1993
   ---------                         ----          ----      ----
   Growth                            91.9%         42.0%     51.0%
   Bond                             205.4         166.2     166.8
   Money Market                       N/A           N/A       N/A
   Asset Allocation                 157.0         123.6      85.7
   Mortgage Securities              133.7         197.3     138.4
   Index 500                          4.8           5.9       4.8
   Capital Appreciation              51.1          68.4      95.9
   International Stock               20.5          12.9      12.7
   Small Company                     61.3          28.1      34.9
   Value Stock                      164.2          49.5       N/A
   Maturing Government Bond -
     1998 Portfolio                   9.0           -0-       N/A
     2002 Portfolio                   -0-          11.6       N/A
     2006 Portfolio                  10.0           -0-       N/A
     2010 Portfolio                   -0-          14.5       N/A



                        DIRECTORS AND EXECUTIVE OFFICERS

   The names, addresses, principal occupations, and other affiliations of directors and executive officers of the Fund are given below:

                                 Position with    Principal Occupation and other
Name, Age and Address              the Fund         Affiliations (past 5 years)
---------------------            -------------    -----------------------------
Charles E. Arner, 74             Director         Retired; Vice Chairman of
E-1218 First National                             The First National Bank of
 Bank Building                                    Saint Paul from November
St. Paul, Minnesota 55101                         1983 through June 1984;
                                                  Chairman and Chief Executive
                                                  Officer of The First National
                                                  Bank of Saint Paul from
                                                  October 1980 through November
                                                  1983

Ellen S. Berscheid, Ph.D., 60    Director         Regents' Professor of
Department of Psychology                          Psychology, University of
University of Minnesota                           Minnesota
N309 Elliott Hall
Minneapolis, Minnesota 55455

Frederick P. Feuerherm*, 50      Vice President,  Second Vice President of The
The Minnesota Mutual Life        Treasurer and    Minnesota Mutual Life
 Insurance Company               Director         Insurance Company; Vice
400 Robert Street North                           President and Assistant
St. Paul, Minnesota 55101                         Secretary of MIMLIC
                                                  Asset Management Company

Ralph D. Ebbott, 69              Director         Retired; Vice President and
409 Birchwood Avenue                              Treasurer, Minnesota Mining
White Bear Lake,                                  and Manufacturing Company
 Minnesota 55110                                  through June 1989

Paul H. Gooding*, 56             President,       Vice President and Treasurer
The Minnesota Mutual Life        Treasurer and    of The Minnesota Mutual Life
 Insurance Company               Director         Insurance Company; President
400 Robert Street North                           and Treasurer of MIMLIC Asset
St. Paul, Minnesota 55101                         Management Company

Donald F. Gruber, 52             Secretary        Senior Counsel of The
The Minnesota Mutual Life                         Minnesota Mutual Life
 Insurance Company                                Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

*Denotes directors of the Fund who are "interested persons" (as defined in the Investment Company Act of 1940) of the Fund or MIMLIC Asset Management Company ("MIMLIC Management").

     The Fund has an Executive Committee, elected by the Board of Directors, to exercise the powers of the Board in the management of the business and affairs of the Fund when the Board is not in session. The Executive Committee is composed of Messrs. Gooding and Feuerherm.


     No compensation is paid by the Fund to any of its officers or directors who is affiliated with MIMLIC Management. Each director of the Fund who is not affiliated with MIMLIC Management was compensated by the Fund during the fiscal year ended December 31, 1995 in accordance with the following table:



                                       Pension or                    Total
                                       Retirement                 Compensation
                                        Benefits    Estimated        from
                                        Accrued       Annual        Fund and
                                        as Part      Benefits     Fund Complex
                       Compensation     of Fund        Upon         Paid to
Name of Director       from the Fund   Expenses     Retirement    Directors(1)
----------------       -------------   -----------  ----------    ------------
Charles E. Arner          $7,325         n/a           n/a           $9,000
Ellen S. Berscheid        $7,325         n/a           n/a           $9,000
Ralph D. Ebbott           $7,325         n/a           n/a           $9,000



(1) Each Director of the Fund who is not affiliated with MIMLIC Management is also a director of the other nine investment companies of which MIMLIC Management's wholly-owned subsidiary, Advantus Capital Management, Inc., is the investment adviser (ten investment companies in total-the "Fund Complex"). Such directors receive compensation in connection with all such investment companies which, in the aggregate, is equal to $5,000 per year and $1,000 per meeting attended (and reimbursement of travel expenses to attend directors' meetings). The portion of such compensation borne by the Fund is a pro rata portion based on the ratio that the Fund's total net assets bears to the total net assets of the Fund Complex.


                     INVESTMENT ADVISORY AND OTHER SERVICES

ADVISER--GENERALLY


     MIMLIC Management has been the investment adviser and manager of the Fund since the Fund began business in 1985. It acts as such pursuant to written agreements periodically approved by the directors or shareholders of the Fund. The address of MIMLIC Management is that of the Fund. Winslow Management serves as investment sub-adviser to the Fund's Capital Appreciation Portfolio pursuant to an investment sub-advisory agreement with MIMLIC Management. Templeton Counsel serves as investment sub-adviser to the Fund's International Stock Portfolio pursuant to an investment sub-advisory agreement with MIMLIC Management. Voyageur Managers serves as investment sub-adviser to the Fund's Growth Portfolio pursuant to an investment sub-advisory agreement with MIMLIC Management.


CONTROL AND MANAGEMENT OF ADVISER


     MIMLIC Management is a wholly-owned subsidiary of Minnesota Mutual, which was organized in 1880, and has assets of approximately $9.8 billion. Paul H. Gooding, President, Treasurer, and a director of MIMLIC Management is a Vice President and Treasurer of Minnesota Mutual. Frederick P. Feuerherm, Vice President, Assistant Secretary and a director of MIMLIC Management is a Second Vice President of Minnesota Mutual. Messrs. Gooding and Feuerherm are also Directors of the Fund.


INVESTMENT ADVISORY AGREEMENT


     MIMLIC Management acts as investment adviser and manager of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios of the Fund under an Investment Advisory Agreement dated January 30, 1986, which became effective the same date when approved by shareholders, and which was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 17, 1996. MIMLIC Management acts as investment adviser and manager of the Index 500 and Capital Appreciation Portfolios of the Fund under a Supplemental Investment Advisory Agreement dated April 28, 1987, which became effective the same date when approved by shareholders of those two Portfolios, and which was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 17, 1996. MIMLIC Management acts as investment adviser and manager of the International Stock Portfolio under the Second Supplemental Investment Advisory Agreement dated April 27, 1993, which was last approved by the shareholders of that Portfolio on April 27, 1993, and which was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 17, 1996. MIMLIC Management acts as investment adviser and manager of the Small Company Portfolio under the Third Supplemental Investment Advisory Agreement dated April 27, 1993, which became effective the same date when approved by the shareholders of that Portfolio, and which was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 17, 1996. MIMLIC Management acts as investment adviser and manager of the Value Stock Portfolio and the four Maturing Government Bond Portfolios of the Fund under the Fourth Supplemental Investment Advisory Agreement dated April 19, 1994, which became effective on April 25, 1994 when approved by shareholders of those Portfolios, and which was last approved by the Board of Directors (including a majority of the directors who are not parties to the contract, or interested persons of any such party) on January 17, 1996.



     The Investment Advisory Agreement, the Supplemental Investment Advisory Agreement, the Second, the Third and the Fourth Supplemental Investment Advisory Agreements (collectively, the "Agreements") will terminate automatically in the event of assignment. In addition, the Agreements are terminable at any time, without penalty, by the Board of Directors of the Fund or by vote of a majority of the Fund's outstanding voting securities on 60 days' written notice to MIMLIC Management, and by MIMLIC Management on 60 days' written notice to the Fund. Unless sooner terminated, the Agreements shall continue in effect for more than two years after its execution only so long as such continuance is specifically approved at least annually either by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not interested persons of any party to the Agreements, cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval of any continuance of the Agreements shall be effective with respect to any Portfolio if a majority of the outstanding voting securities of the class of capital stock of that Portfolio votes to approve such continuance, notwithstanding that such continuance may not have been approved by a majority of the outstanding voting securities of the Fund.


     If the shareholders of a class of capital stock of any Portfolio fail to approve any continuance of the Agreements, MIMLIC Management will continue to act as investment adviser with respect to such Portfolio pending the required approval of its continuance, or a new contract with MIMLIC Management or a different adviser or other definitive action; provided, that the compensation received by MIMLIC Management in respect of such Portfolio during such period will be no more than its actual costs incurred in furnishing investment advisory and management services to such Portfolio or the amount it would have received under the Agreement in respect of such Portfolio, whichever is less.

     The Agreements may be amended by the parties only if such amendment is specifically approved by the vote of a majority of the outstanding voting securities of the Fund and by the vote of a majority of the directors of the Fund who are not interested persons of any party to the Agreement cast in person at a meeting called for the purpose of voting on such approval. The required shareholder approval shall be effective with respect to any Portfolio if a majority of the outstanding voting securities of the class of capital stock of that Portfolio vote to approve the amendment, notwithstanding that the amendment may not have been approved by a majority of the outstanding voting securities of the Fund.

SUB-ADVISER - WINSLOW MANAGEMENT


     Winslow Capital Management, Inc. ("Winslow Management"), a Minnesota corporation with principal offices at 4720 IDS Tower, 80 South Eighth Street, Minneapolis, Minnesota 55402 has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management and investment program of the Capital Appreciation Portfolio, subject to the general control of the Board of Directors of the Fund. Winslow Management is a recent entrant into the advisory business, having begun business in June of 1992. Winslow Management is a registered investment adviser under the Investment Advisers Act of 1940. The firm was established by its investment principals with a focus on providing management services to growth equity investment accounts. An additional experienced principal joined the firm in October of 1993. Winslow Management has one other investment company client for which it acts as the investment adviser. Other assets currently under management are managed for corporate, endowment, foundation, retirement system and individual clients.

     Prior to October 1, 1992, investment sub-advisory services were provided to the Capital Appreciation Portfolio by Alliance Capital Management L.P., which had provided such services since the Portfolio's inception.

     Certain clients of Winslow Management may have investment objectives and policies similar to that of the Capital Appreciation Portfolio. Winslow Management may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Capital Appreciation Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Winslow Management to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Winslow Management to the accounts involved, including the Capital Appreciation Portfolio. When two or more of the clients of Winslow Management (including the Capital Appreciation Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

INVESTMENT SUB-ADVISORY AGREEMENT


     Winslow Management acts as investment sub-adviser to the Fund's Capital Appreciation Portfolio under an Investment Sub-Advisory Agreement (the "Winslow Management Agreement") with MIMLIC Management dated May 1, 1996, which became effective the same date and was approved by shareholders of the Capital Appreciation Portfolio on April 23, 1996. The Winslow Management Agreement was last approved for continuance by the Board of Directors of the Fund, including a majority of the Directors who are not a party to the Winslow Management Agreement or interested persons of any such party, on January 17, 1996. Prior to May 1, 1996, Winslow Management acted as investment sub-adviser to the Capital Appreciation Portfolio under an Investment Sub-Advisory Agreement with MIMLIC Management dated October 1, 1992, which became effective the same date and was approved by shareholders of the Capital Appreciation Portfolio on November 13, 1992. The Winslow Management Agreement will terminate automatically upon the termination of the Investment Advisory and Supplemental Investment Advisory Agreements and in the event of its assignment. In addition, the Winslow Management Agreement is terminable at any time, without penalty, by the Board of Directors of the Fund, by MIMLIC Management or by vote of a majority of the Capital Appreciation Portfolio's outstanding voting securities on 60 days' written notice to Winslow Management, and by Winslow Management on 60 days' written notice to MIMLIC Management. Unless sooner terminated, the Winslow Management Agreement shall continue in effect from year to year if approved at least annually either by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of the Capital Appreciation Portfolio, provided that in either event such continuance is also approved by the vote of a majority of the Directors who are not interested persons of any party to the Winslow Management Agreement, cast in person at a meeting called for the purpose of voting on such approval.


     Information concerning the services performed by MIMLIC Management under the Agreement, by Winslow Management under the Winslow Management Agreement, and the fees payable and expenses borne by the Fund are set forth in the Prospectus, which information is incorporated herein by reference.

SUB-ADVISER - TEMPLETON COUNSEL

     Templeton Investment Counsel, Inc., (hereinafter "Templeton Counsel"), a Florida corporation with principal offices at 500 East Broward Boulevard, Ft. Lauderdale, Florida 33394 has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the International Stock Portfolio, subject to the general control of the Board of Directors of the Fund. Templeton Counsel is an indirect, wholly-owned subsidiary of Templeton

Worldwide, Inc., Ft. Lauderdale, Florida, which in turn is a wholly-owned subsidiary of Franklin Resources, Inc. ("Franklin").

     Franklin is a large, diversified financial services organization. Through its operating subsidiaries, Franklin provides a variety of investment products and services to institutions and individuals throughout the United States and abroad. One of the country's largest mutual fund organizations, Franklin's business includes the provision of management, administrative and distribution services to the Franklin/Templeton Group of Funds, which is distributed through a nationwide network of banks, broker-dealers, financial planners and investment advisers. Franklin is headquartered in San Mateo, California, and its common stock is listed on the New York Stock Exchange under the ticker symbol BEN.

     Certain clients of Templeton Counsel may have investment objectives and policies similar to that of the International Stock Portfolio. Templeton Counsel may, from time to time make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the International Stock Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Templeton Counsel to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Templeton Counsel to the accounts involved, including the International Stock Portfolio. When two or more of the clients of Templeton Counsel (including the International Stock Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

INVESTMENT SUB-ADVISORY AGREEMENT - TEMPLETON COUNSEL


     Templeton Counsel acts as an investment sub-adviser to the Fund's International Stock Portfolio under an Investment Sub-Advisory Agreement (the "Templeton Agreement") with MIMLIC Management dated November 13, 1992, which became effective the same date it was approved by shareholders of the International Stock Portfolio. The Templeton Agreement was last approved for continuance by the Board of Directors of the Fund, including a majority of the Directors who are not a party to the Templeton Agreement or interested persons of any such party, on January 17, 1996. The Templeton Agreement will terminate automatically upon the termination of the Investment Advisory and Supplemental Investment Advisory Agreements and in the event of its assignment. In addition, the Templeton Agreement is terminable at any time, without penalty, by the Board of Directors of the Fund, by MIMLIC Management or by a vote of the majority of the International Stock Portfolio's outstanding voting securities on 60 days' written notice to Templeton Counsel and by Templeton Counsel on 60 days' written notice to MIMLIC Management. Unless sooner terminated, the Templeton Agreement shall continue in effect from year to year if approved at least annually by the Board of Directors of the Fund or by a vote of a majority of the outstanding voting securities of the International Stock Portfolio, provided that in either event such continuance is also approved by the vote of a majority of the directors who are not interested persons of any party to the Templeton Agreement, cast in person at a meeting called for the purpose of voting on such approval.

     Information concerning the services performed by MIMLIC Management under the agreement, by Templeton Counsel under the Templeton Agreement and the fees payable and expenses borne by the Fund are set forth in the prospectus, which information is incorporated herein by reference.

SUB-ADVISER - VOYAGEUR MANAGERS

     Voyageur Managers, a Minnesota corporation with principal offices at 90 South Seventh Street, Suite 4400, Minneapolis, Minnesota 55042-4115, has been retained under an investment sub-advisory agreement to provide investment advice and, in general, to conduct the management investment program of the Growth Portfolio, subject to the general control of MIMLIC Management and the Board of Directors of the Fund. Voyageur Managers is a registered investment adviser under the Investment Advisers Act of 1940. Voyageur Managers is an indirect, wholly-owned subsidiary of Dougherty Financial Group, Inc. ("DFG"), which is owned approximately 49% by Michael E. Dougherty, 49% by Pohlad Companies and less than 1% by certain retirement plans for the benefit of DFG employees. Mr. Dougherty co-founded the predecessor DFG in 1977 and has served as DFG's Chairman of the Board and Chief Executive Officer since inception. The address of DFG is the same as that of Voyageur Managers. Pohlad Companies is a holding company owned in equal parts by each of James O. Pohlad, Robert C. Pohlad and William M. Pohlad. The address of Pohlad Companies is 3880 Dain Bosworth Plaza, 60 South Sixth Street, Minneapolis, Minnesota 55402.





     Certain clients of Voyageur Managers may have investment objectives and policies similar to that of the Growth Portfolio. Voyageur Managers may, from time to time, make recommendations which result in the purchase or sale of a particular security by its other clients simultaneously with the Growth Portfolio. If transactions on behalf of more than one client during the same period increase the demand for securities being purchased or the supply of securities being sold, there may be an adverse effect on price. It is the policy of Voyageur Managers to allocate advisory recommendations and the placing of orders in a manner which is deemed equitable by Voyageur Managers to the accounts involved, including the Growth Portfolio. When two or more of the clients of Voyageur Managers (including the Growth Portfolio) are purchasing the same security on a given day from the same broker-dealer, such transactions may be averaged as to price.

ADMINISTRATIVE SERVICES


     In addition, effective May 1, 1992, the Fund entered into an agreement with Minnesota Mutual under which Minnesota Mutual provides accounting, legal and other administrative services to the Fund. Prior to May 1, 1996, Minnesota Mutual provided such services at a monthly cost of $1,500 per Portfolio. Effective May 1, 1996, Minnesota Mutual provides such services at a monthly cost of $2,400 per Portfolio.


               PORTFOLIO TRANSACTIONS AND ALLOCATION OF BROKERAGE

ADVISER

     MIMLIC Management selects and (where applicable) negotiates commissions with the brokers who execute the transactions for all Portfolios of the Fund, except the Capital Appreciation and International Stock Portfolios. The primary criteria for the selection of a broker is the ability of the broker, in the opinion of MIMLIC Management, to secure prompt execution of the transactions on favorable terms, including the reasonableness of the commission and considering the state of the market at the time. In selecting a broker, MIMLIC Management considers the quality and expertise of that brokerage and any research services (as defined in the Securities Exchange Act of 1934), and generally the Fund pays higher than the lowest commission rates available. Such research services include advice, both directly and in writing, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or seller of securities, as well as analyses and reports concerning issues, industries, securities, economic factors and trends, portfolio strategy, and the performance of accounts. By allocating brokerage business in order to obtain research services for MIMLIC Management, the Fund enables MIMLIC Management to supplement its own investment research activities and allows MIMLIC Management to obtain the views and information of individuals and research staffs of many different securities research firms prior to making investment decisions for the Fund. To the extent such commissions are directed to these other brokers who furnish research services to MIMLIC Management, MIMLIC Management receives a benefit, not capable of evaluation in dollar amounts, without providing any direct monetary benefit to the Fund from these commissions.

     There is no formula for the allocation by MIMLIC Management of the Fund's brokerage business to any broker-dealers for brokerage and research services. However, MIMLIC Management will authorize the Fund to pay an amount of commission for effecting a securities transaction in excess of the amount of commission another broker would have charged only if MIMLIC Management determines in good faith that such amount of commission is reasonable in relation to the value of the brokerage and research services provided by such broker viewed in terms of either that particular transaction or MIMLIC Management's overall responsibilities with respect to the accounts as to which it exercises investment discretion.


     To the extent research services are used by MIMLIC Management in rendering investment advice to the Fund, such services would tend to reduce MIMLIC Management's expenses. However, MIMLIC Management does not believe that an exact dollar amount can be assigned to these services. Research services received by MIMLIC Management from brokers or dealers executing transactions for the Fund will be available also for the benefit of other portfolios managed by MIMLIC Management, and conversely, research services received by MIMLIC Management in respect of transactions for such other portfolios will be available for the benefit of the Fund. Brokerage Commissions paid during 1995 were as follows: Growth Portfolio, $474,096; Asset Allocation Portfolio, $412,885; Index 500 Portfolio, $32,651; Capital Appreciation Portfolio, $201,306; International Stock Portfolio, $154,775; Small Company Portfolio, $85,238; and Value Stock Portfolio, $136,701. Brokerage commissions paid during 1994 were as follows: Growth Portfolio, $204,757; Asset Allocation Portfolio, $271,137; Index 500 Portfolio, $25,775; Capital Appreciation Portfolio,

$194,531; International Stock Portfolio, $158,373; Small Company Portfolio, $55,542; and Value Stock Portfolio, $19,950. Brokerage commissions paid during 1993 were as follows: Growth Portfolio, $340,519; Asset Allocation Portfolio, $455,365; Index 500 Portfolio, $24,614; Capital Appreciation Portfolio, $263,702; International Stock Portfolio, $117,010; and Small Company Portfolio, $60,497. One hundred percent of the brokerage commissions paid by the Portfolios during 1995, 1994 and 1993 was paid to brokers to whom such transactions were directed in exchange for research services.


     Most transactions in money market instruments will be purchases from issuers of or dealers in money market instruments acting as principal. There usually will be no brokerage commissions paid by the Fund for such purchases since securities will be purchased on a net price basis. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices of securities. Purchases of underwritten issues may be made which will reflect a fee paid to the underwriter.

     The Fund will not execute portfolio transactions through any affiliate, except as described below. MIMLIC Management believes that most research services obtained by it generally benefit one or more of the investment companies which it manages and also benefits accounts which it manages. Normally research services obtained through managed funds and managed accounts investing in common stocks would primarily benefit such funds and accounts; similarly, services obtained from transactions in fixed income securities would be of greater benefit to the managed funds and managed accounts investing in debt securities.

     In addition to providing investment management services to the Fund, MIMLIC Management provides investment advisory services for three insurance companies, namely Minnesota Mutual and its subsidiary life insurance companies and certain associated separate accounts. It also provides investment advisory services to qualified pension and profit sharing plans, corporations, partnerships, investment companies and various private accounts. Frequently, investments deemed advisable for the Fund are also deemed advisable for one or more of such accounts, so that MIMLIC Management may decide to purchase or sell the same security at or about the same time for both the Fund and one of those accounts. In such circumstances, orders for a purchase or sale of the same security for one or more of those accounts may be combined with an order for the Fund, in which event the transactions will be averaged as to price and normally allocated as nearly as practicable in proportion to the amounts desired to be purchased or sold for each account. While in some instances combined orders could adversely affect the price or volume of a security, it is believed that the Fund's participation in such transactions on balance will produce better net results for the Fund.


     The Fund's acquisition during the fiscal year ended December 31, 1995, of securities of its regular brokers or dealers or of the parent of those brokers or dealers that derive more than 15 percent of gross revenue from securities-related activities is presented below:


                                             Value of Securities Owned
                                               in the Portfolios at
          Name of Issuer                        End of Fiscal Year
          --------------                     -------------------------

          Lehman Bros.                               $875,500

SUB-ADVISERS


     Winslow Management, in managing the Capital Appreciation Portfolio, and Voyageur Managers, in managing the Growth Portfolio, intend to follow the same brokerage practices as those described above for MIMLIC Management.


SUB-ADVISER - TEMPLETON COUNSEL

     Templeton Counsel, in managing the International Stock Portfolio, follows the same basic brokerage practices as those described above for MIMLIC Management. In addition, in selecting brokers for portfolio transactions, Templeton Counsel takes into account its past experience as to brokers qualified to achieve "best execution," including the ability to effect transactions at all where a large block is involved, availability of the broker to stand ready to execute possibly difficult transactions in the future, the financial strength and stability of the broker, and whether the broker specializes in foreign securities held by the International Stock Portfolio. Purchases and sales of portfolio securities within the United States other than on a securities exchange are executed with primary market makers acting as principal, except where, in the judgment of Templeton Counsel, better prices and execution may be obtained on a commission basis or from other sources.

                       PURCHASE AND REDEMPTION OF SHARES

     Shares of the Fund are currently offered continuously at prices equal to the respective net asset values of the Portfolios, only to Minnesota Mutual and its separate accounts. The Fund sells its shares to that company without the use of any underwriter. It is possible that at some later date the Fund may offer its shares to other investors and it reserves the right to do so.

     Shares of the Fund are sold and redeemed at their net asset value next computed after a purchase or redemption order is received by the Fund. Depending upon the net asset values at that time, the amount paid upon redemption may be more or less than the cost of the shares redeemed. Payment for shares redeemed will generally be made within seven days after receipt of a proper notice of redemption. The right to redeem shares or to receive payment with respect to any redemption may only be suspended for any period during which: (a) trading on the New York Stock Exchange is restricted as determined by the Securities and Exchange Commission or such exchange is closed for other than weekends and holidays; (b) an emergency exists, as determined by the Securities and Exchange Commission, as a result of which disposal of Portfolio securities or determination of the net asset value of a Portfolio is not reasonably practicable; and (c) the Securities and Exchange Commission by order permits postponement for the protection of shareholders.

                         FUND SHARES AND VOTING RIGHTS

     The authorized capital of the Fund consists of ten billion shares of capital stock (increased from one billion shares on April 28, 1987) with a par value of $.01 per share; 400,000,000 shares are allocated to the Asset Allocation Portfolio, 300,000,000 shares are allocated to the Growth Portfolio, and 200,000,000 shares are allocated to each of the Bond, Money Market, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Value Stock, Small Company Value, Global Bond and the four Maturing Government Bond Portfolios. The remaining shares may be allocated by the Board of Directors to any new or existing Portfolios.

     All shares of all Portfolios have equal voting rights, except that only shares of a particular Portfolio are entitled to vote certain matters pertaining only to that Portfolio. Pursuant to the Investment Company Act and the rules and regulations thereunder, certain matters approved by a vote of all Fund shareholders may not be binding on a Portfolio whose shareholders have not approved such matter.

     Each issued and outstanding share is entitled to one vote and to participate equally in dividends and distributions declared by the respective Portfolio and in net assets of such Portfolio upon liquidation or dissolution remaining after satisfaction of outstanding liabilities. The shares of each Portfolio, when issued, are fully paid and non-assessable, have no preemptive, conversion, or similar rights, and are freely transferable. Fund shares do not have cumulative voting rights, which means that the holders of more than half of the Fund shares voting for election of directors can elect all of the directors if they so choose. In such event, the holders of the remaining shares would not be able to elect any directors.

     The Fund will not hold periodically scheduled shareholder meetings. Minnesota corporate law does not require an annual meeting. Instead, it provides for the Board of Directors to convene shareholder meetings when it deems appropriate. In addition, if a regular meeting of shareholders has not been held during the immediately preceding fifteen months, a shareholder or shareholders holding three percent or more of the voting shares of a Fund may demand a regular meeting of shareholders of the Fund by written notice of demand given to the chief executive officer or the chief financial officer of the Fund. Within thirty days after receipt of the demand by one of those officers, the Board of Directors shall cause a regular meeting of shareholders to be called and held no later than ninety days after receipt of the demand, all at the expense of the Fund. A special meeting may also be called at any time by the chief executive officer, two or more directors, or a shareholder or shareholders holding ten percent of the voting shares of the Fund. At a meeting called for the purpose, shareholders may remove any director by a vote of two-thirds of the outstanding shares. The Fund will assist shareholders seeking to call such a meeting in communicating with other shareholders, provided they are at least ten in number, have been shareholders for at least six months and hold in the aggregate at least one percent of the outstanding shares or shares having a value of at least $25,000, whichever is less. Additionally, the Investment Company Act of 1940 requires shareholder votes for all amendments to fundamental investment policies and restrictions, and for all investment advisory contracts and amendments thereto.

                                NET ASSET VALUE

     The net asset value of the shares of the Portfolios is computed once daily, and, in the case of Money Market Portfolio, after the declaration of the daily dividend, as of the primary closing time for business on the New York Stock Exchange (as of the date hereof the primary close of trading is 3:00 p.m. (Central Time), but this time may be changed) on each day, Monday through Friday, except (i) days on which changes in the value of such Fund's portfolio securities will not materially affect the current net asset value of such Fund's shares, (ii) days during which no such Fund's shares are tendered for redemption and no order to purchase or sell such Fund's shares is received by such Fund and
(iii) customary national business holidays on which the New York Stock Exchange is closed for trading (as of the date hereof, New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day). The net asset value per share of each Portfolio is computed by adding the sum of the value of the securities held by that Portfolio plus any cash or other assets that it holds, subtracting all of its liabilities, and dividing the result by the total number of shares outstanding in that Portfolio at that time. Expenses, including the investment advisory fee payable to MIMLIC Management, are accrued daily.

     Securities held by the Growth Portfolio, the Bond Portfolio, the Asset Allocation Portfolio, the Mortgage Securities Portfolio, the Index 500 Portfolio, the Capital Appreciation Portfolio, the International Stock Portfolio, the Small Company Portfolio, the Value Stock Portfolio and the four Maturing Government Bond Portfolios are valued at their market value.
Otherwise, such securities are valued at fair value as determined in good faith by the Board of Directors, with calculations made by persons acting pursuant to the direction of the Board. However, debt securities of the International Stock Portfolio with maturities of 60 days or less when acquired, or which subsequently are within 60 days of maturity, and all securities in the Money Market Portfolio, are valued at amortized cost.

     All instruments held by the Money Market Portfolio are valued on an amortized cost basis. This involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which the value of an instrument in the Portfolio, as determined by amortized cost, is higher or lower than the price the Portfolio would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Portfolio computed by dividing the annualized daily income of the Portfolio by the net asset value computed as described above may tend to be higher than a like computation made by a portfolio with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its securities.

     The Money Market Portfolio values its portfolio securities at amortized cost in accordance with Rule 2a-7 under the Investment Company Act of 1940, as amended. Pursuant to Rule 2a-7, the Board of Directors of the Fund has determined, in good faith based upon a full consideration of all material factors, that it is in the best interests of the Money Market Portfolio and its shareholders to maintain a stable net asset value per share for such Portfolio of a constant $1.00 per share by virtue of the amortized cost method of valuation. The Money Market Portfolio will continue to use this method only so long as the Board of Directors believes that it fairly reflects the market-based net asset value per share. In accordance with Rule 2a-7, the Board of Directors has undertaken, as a particular responsibility within the overall duty of care owed to the Portfolio's shareholders, to establish procedures reasonably designed, taking into account current market conditions and the Portfolio's investment objective, to stabilize the Portfolio's net asset value per share at a single value. These procedures include the periodic determination of any deviation of current net asset value per share calculated using available market quotations from the Portfolio's amortized cost price per share, the periodic review by the Board of the amount of any such deviation and the method used to calculate any such deviation, the maintenance of records of such determinations and the Board's review thereof, the prompt consideration by the Board if any such deviation exceeds 1/2 of 1%, and the taking of such remedial action by the Board as it deems appropriate where it believes the extent of any such deviation may result in material dilution or other unfair results to investors or existing shareholders. Such remedial action may include reverse share splits, redemptions in kind, selling portfolio instruments prior to maturity to realize capital gains or losses, shortening the average portfolio maturity, withholding dividends or utilizing a net asset value per share as determined by using available market quotations.

     The Portfolio will, in further compliance with Rule 2a-7, maintain a dollar-weighted average Portfolio maturity not exceeding 90 days and will limit its Portfolio investments to those United States dollar-denominated instruments which the Board determines present minimal credit risks and which are eligible securities. The Portfolio will limit its investments in the securities of any one issuer to no more than 5% of Portfolio assets and it will limit investment in securities of less than the highest rated categories to 5% of Portfolio assets. Investment in the securities of any issuer of less than the highest rated categories will be limited to the greater of 1% of Portfolio assets or one million dollars. In addition, the Fund will reassess promptly any security which is in default or downgraded from its rating category to determine whether that security then presents minimal credit risks and whether continuing to hold the securities is in the best interests of the Portfolio in the Fund. In addition, the Fund will record, maintain, and preserve a written copy of the above-described procedures and a written record of the Board's considerations and actions taken in connection with the discharge of its above-described responsibilities.

                                PERFORMANCE DATA

CURRENT YIELD FIGURES FOR MONEY MARKET PORTFOLIO


     Current annualized yield quotations for the Money Market Portfolio are based on the Portfolio's net investment income for a seven-day or other specified period and exclude any realized or unrealized gains or losses on portfolio securities. Current annualized yield is computed by determining the net change (exclusive of realized gains and losses from the sale of securities and unrealized appreciation and depreciation) in the value of a hypothetical account having a balance of one share at the beginning of the specified period, dividing such net change in account value by the value of the account at the beginning of the period, and annualizing this quotient on a 365-day basis. The net change in account value reflects the value of any additional shares purchased with dividends from the original share in the account during the specified period, any dividends declared on such original share and any such additional shares during the period, and expenses accrued during the period.
The Fund may also quote the effective yield of the Money Market Portfolio for a seven-day or other specified period for which the current annualized yield is computed by expressing the unannualized return on a compounded, annualized basis. Purchasers of variable contracts issued by Minnesota Mutual should recognize that the yield on the assets relating to such a contract which are invested in shares of the Money Market Portfolio would be lower than the Money Market Portfolio's yield for the same period since charges assessed against such assets are not reflected in the Portfolio's yield. The yield and effective yield of the Money Market Portfolio for the seven-day period ended December 31, 1995 were 5.09% and 5.22%, respectively.


CURRENT YIELD FIGURES FOR OTHER PORTFOLIOS

     Yield quotations for Portfolios other than the Money Market and International Stock Portfolios are determined by dividing the Portfolio's net investment income per share for a 30-day period, excluding realized or unrealized gains or losses, by the net asset value per share on the last day of the period. In computing net investment income dividends are accrued daily based on the stated dividend rate of each dividend-paying security, and interest reflects an amortization of discount or premium on debt obligations (other than installment debt obligations) based upon the market value of each obligation on the last day of the preceding 30-day period. Undeclared earned income (net investment income which at the end of the base period has not been declared as a dividend but is expected to be declared shortly thereafter) is subtracted from the net asset value per share on the last day of the period. An annualized yield figure is determined under a formula which assumes that the net investment income is earned and reinvested at a constant rate and annualized at the end of a six-month period. For the 30-day period ended December 31, 1995, the yields of the Growth Portfolio, Bond Portfolio, Asset Allocation Portfolio, Mortgage Securities Portfolio, Index 500 Portfolio, Capital Appreciation Portfolio, Small Company Portfolio, the Value Stock Portfolio and the 1998, 2002, 2006 and 2010 Maturing Government Bond Portfolios were .97%, 5.65%, 2.91%, 5.16%, 1.86%, -.19%, .39%, .90%, 5.80%, 6.03%, 6.04% and 6.23%, respectively.
Such figures reflect the voluntary absorption of certain Fund expenses by Minnesota Mutual described under "Investment Adviser" in the Prospectus. In the absence of such absorption of expenses, the yield figures for such Portfolios would have been .97%, 5.65%, 2.91%, 5.16%, 1.86%, -.19%, .39%, .90%, 5.50%,
5.44%, 5.28% and 4.67%, respectively.


TOTAL RETURN FIGURES FOR ALL PORTFOLIOS

     Cumulative total return quotations for the Portfolios represent the total return for the period since shares of the Portfolio became available for sale pursuant to the Fund's registration statement. Cumulative total return is equal to the percentage change between the net asset value of a hypothetical $1,000 investment at the beginning of the period and the net asset value of that same investment at the end of the period with dividend and capital gain distributions treated as reinvested.


     The cumulative total return figures published by the Fund will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses (described under "Investment Adviser" in the Prospectus). The cumulative total returns for the Portfolios for the specified periods ended December 31, 1995 are shown in the table below. The figures in parentheses show what the cumulative total returns would have been had Minnesota Mutual not absorbed Fund expenses as described above.



                                              From Inception           Date of
                                                to 12/31/95           Inception
                                                -----------           ---------
Growth Portfolio                             187.3%   (183.9%)         12/3/85

Bond Portfolio                               142.0%   (139.8%)         12/3/85

Money Market Portfolio                        70.5%    (65.0%)         12/3/85

Asset Allocation Portfolio                   175.7%   (175.0%)         12/3/85

Mortgage Securities Portfolio                114.1%   (113.4%)          5/1/87

Index 500 Portfolio                          169.2%   (168.2%)          5/1/87

Capital Appreciation Portfolio               178.7%   (174.9%)          5/1/87

International Stock Portfolio                 53.0%    (52.9%)          5/1/92

Small Company Portfolio                       64.5%    (64.5%)          5/3/93

Value Stock Portfolio                         39.0%    (38.6%)          5/2/94

Maturing Government Bond -

                                     -19-


  1998 Portfolio                              16.1%    (14.8%)          5/2/94

  2002 Portfolio                              25.4%    (23.2%)          5/2/94

  2006 Portfolio                              34.9%    (31.8%)          5/2/94

  2010 Portfolio                              40.8%    (34.8%)          5/2/94




Yield quotations for Portfolios other than the Money Market Portfolio and all quotations of cumulative total return figures will be accompanied by average annual total return figures for a one-year period and for the period since shares of the Portfolio became available pursuant to the Fund's registration statement. Average annual total return figures are the average annual compounded rates of return required for an account with an initial investment of $1,000 to equal the redemption value of the account at the end of the period. The average annual total return figures published by the Fund will reflect Minnesota Mutual's voluntary absorption of certain Fund expenses. Prior to January 1, 1986, the Fund incurred no expenses. During 1986 and from January 1 to March 6, 1987 Minnesota Mutual voluntarily absorbed all fees and expenses of any portfolio that exceeded .75% of the average daily net assets of such portfolio. For the period subsequent to March 6, 1987, Minnesota Mutual voluntarily absorbed the fees and expenses that exceeded .65% of the average daily net assets of the Growth, Bond, Money Market, Asset Allocation and Mortgage Securities Portfolios, .55% of the average daily net assets of the Index 500 Portfolio, .90% of the average daily net assets of the Capital Appreciation, Small Company and Value Stock Portfolios and expenses that exceed 1.00% of the average daily net assets of the International Stock Portfolio exclusive of the advisory fee. In addition, Minnesota Mutual has voluntarily agreed to absorb all fees and expenses that exceed .40% of average daily net assets for each of the four Maturing Government Bond Portfolios; however, for the Portfolios which mature in 1998 and 2002, Minnesota Mutual has voluntarily agreed to absorb such fees and expenses which exceed .20% of average daily net assets from the Portfolio's inception to April 30, 1998 and which exceed .40% of average daily net assets thereafter.



    The average annual rates of return for the Portfolios for the specified periods ended December 31, 1995 are shown in the table below. The figures in parentheses show what the average annual rates of return would have been had Minnesota Mutual not absorbed Fund expenses as described above.



                                     Year Ended      Five Years         Ten Years    From Inception   Date of
                                      12/31/95     Ended 12/31/95    Ended 12/31/95    to 12/31/95   Inception
                                      --------     --------------    --------------    -----------   ---------
Growth Portfolio                  24.3%   (24.3%)  13.0%   (13.0%)  10.8%   (10.7%)    --       --    12/3/85

Bond Portfolio                    19.8%   (18.4%)   9.6%    (9.6%)   8.7%    (8.6%)    --       --    12/3/85

Money Market Portfolio             5.4%    (5.4%)   4.1%    (4.0%)   5.4%    (5.1%)    --       --    12/3/85

Asset Allocation Portfolio        25.0%   (25.0%)  12.7%   (12.7%)  10.3%   (10.2%)    --       --    12/3/85

Mortgage Securities Portfolio     18.0%   (18.0%)   9.0%    (9.0%)     --       --    9.2%   (9.1%)    5/1/87

Index 500 Portfolio               36.8%   (36.8%)  16.2%   (16.2%)     --       --    12.1%  (12.0%)   5/1/87

Capital Appreciation Portfolio    22.8%   (22.8%)  15.6%   (15.6%)     --       --    12.5%  (12.4%)   5/1/87

                                     -20-


International Stock Portfolio     14.2%   (14.2%)    --       --       --       --    12.3%  (12.3%)   5/1/92

Small Company Portfolio           32.1%   (32.1%)    --       --       --       --    20.5%  (20.5%)   5/3/93

Value Stock Portfolio             33.0%   (32.9%)    --       --       --       --    21.8%  (21.6%)   5/2/94

Maturing Government Bond-
 1998 Portfolio                   16.0%   (15.5%)    --       --       --       --    9.3%   (8.6%)    5/2/94

 2002 Portfolio                   25.0%   (24.0%)    --       --       --       --    14.5%  (13.3%)   5/2/94

 2006 Portfolio                   34.7%   (33.4%)    --       --       --       --    19.7%  (18.0%)   5/2/94

 2010 Portfolio                   41.2%   (38.5%)    --       --       --       --    22.8%  (19.6%)   5/2/94


Purchasers of variable contracts issued by Minnesota Mutual should recognize that the yield, cumulative total return and average annual total return on the assets relating to such a contract which are invested in shares of any of the above Portfolios would be lower than the yield, cumulative total return and average annual total return of such Portfolio for the same period since charges assessed against such assets are not reflected in the Portfolios' quotations.

PREDICTABILITY OF RETURN

ANTICIPATED VALUE AT MATURITY. The maturity values of zero-coupon bonds are specified at the time the bonds are issued, and this feature, combined with the ability to calculate yield to maturity, has made these instruments popular investment vehicles for investors seeking reliable investments to meet long-term financial goals.

Each Maturing Government Bond Portfolio consists primarily of zero-coupon bonds but is actively managed to accommodate contract owner activity and to take advantage of perceived market opportunities. Because of this active management approach, each Maturing Government Bond Portfolio does not guarantee that a certain price per share will be attained by the time a Portfolio is liquidated. Instead, the Fund attempts to track the price behavior of a directly held zero-coupon bond by:

      (1) Maintaining a weighted average maturity within each Maturing Government Bond Portfolio's target maturity year;

      (2) Investing at least 90% of assets in securities that mature within one year of that Portfolio's target maturity year [for example, a] Portfolio with a maturity of ten years will be 90% composed of securities having remaining maturities of nine, ten or eleven years (rather than having half its securities with five-year maturities and half with fifteen-year maturities];

      (3) Investing a substantial portion of assets in Treasury STRIPS (the most liquid Treasury zero);

      (4)   Under normal conditions, maintaining a nominal cash balance;

      (5) Executing portfolio transactions necessary to accommodate net contract owner purchases or redemptions on a daily basis; and

      (6) Whenever feasible, contacting several U.S. government securities dealers for each intended transaction in an effort to obtain the best price on each transaction.

These measures enable the adviser to calculate an anticipated value at maturity
(AVM) for each share of a Maturing Government Bond Portfolio, calculated as of the date of purchase of such share, that approximates the price per share that such share will achieve by the weighted average maturity date of its Portfolio. The AVM calculation for each Maturing Government Bond Portfolio is as follows:

                                                 2T
                               AVM = P(1 + AGR/2)

where P = the Portfolio's current price per share; T = the Portfolio's weighted average term to maturity in years; and AGR = the anticipated growth rate.

This calculation assumes that the share owner will reinvest all dividend and capital gain distributions. It also assumes an expense ratio and a portfolio composition that remain constant for the life of the Maturing Government Bond Portfolio. Because expenses and composition do not remain constant, however, the Fund may calculate an AVM for each Maturing Government Bond Portfolio on any day on which the Fund values its securities. Such an AVM is applicable only to shares purchased on that date.

In addition to the measures described above, which the adviser believes are adequate to assure close correspondence between the price behavior of each Portfolio and the price behavior of directly held zero-coupon bonds with comparable maturities, the Fund expects that each Portfolio will invest at least 90% of its net assets in zero-coupon bonds until it is within four years of its target maturity year and at least 80% of its net assets in zero-coupon securities within two to four years of its target maturity year. This expectation may be altered if the market supply of zero-coupon securities diminishes unexpectedly.

ANTICIPATED GROWTH RATE.  The Fund may also calculate an anticipated growth rate
(AGR) for each Maturing Government Bond Portfolio on any day on which the Fund values its securities. AGR is a calculation of the anticipated annualized rate of growth for a Portfolio share, calculated from the date of purchase of such share to the Portfolio's target maturity date. As is the case with calculations of AVM, the AGR calculation assumes that the investor will reinvest all dividends and capital gain distributions and that each Maturing Government Bond Portfolio expense ratio and portfolio composition will remain constant. Each Maturing Government Bond Portfolio AGR changes from day to day (i.e., a particular AGR calculation is applicable only to shares purchased on that date), due primarily to changes in interest rates and, to a lesser extent, to changes in portfolio composition and other factors that affect the value of the Portfolio's investments.

The Fund expects that a share owner who holds specific shares until a Portfolio's weighted average maturity date, and who reinvests all dividends and capital gain distributions, will realize an investment return and maturity value on those shares that do not differ substantially from the AGR and AVM calculated on the day such shares were purchased. The AGR and AVM calculated with respect to shares purchased on any other date, however, may be materially different.

                                     TAXES


    The Fund and each Portfolio qualified for the year ended December 31, 1995, and intends to continue to qualify as a "regulated investment company" under the provisions of Subchapter M of the Internal Revenue Code, as amended (the "Code"). As a result of changes included in the Tax Reform Act of 1986, each Portfolio of the Fund is treated as a separate entity for federal income tax purposes. If each Portfolio of the Fund qualifies as a "regulated investment company" and complies with the provisions of the Code relieving regulated investment companies which distribute substantially all of their net income (both ordinary income and capital gain) from federal income tax, each Portfolio of the Fund will be relieved of such tax on the amounts distributed.


    To qualify for treatment as a regulated investment company, each Portfolio must, among other things, derive in each taxable year at least 90% of its gross income from dividends, interest payments with respect to securities, and gains (without deduction for losses) from the sale or other disposition of securities and derive less than 30% of its gross income in each taxable year from gains (without deduction for losses) from the sale or other disposition of securities held for less than three months.

    Each Portfolio of the Fund with outstanding shares which were purchased to provide the Portfolio's initial capital (in an amount in excess of that specified in the Code) and which are not attributable to any of the Contracts is subject to a non-deductible excise tax equal to 4 percent of the excess, if any, of the amount required to be distributed pursuant to the Code for each calendar year over the amount actually distributed. Currently, only the International Stock and Small Company Portfolios are subject to these distribution requirements. In order to avoid the imposition of this excise tax, each Portfolio generally must declare dividends by the end of a calendar year representing 98 percent of that Portfolio's ordinary income for the calendar year and 98 percent of its capital gain net income (both long-term and short-term capital gains) for the twelve-month period ending October 31 of the calendar year.

    The foregoing is a general summary of applicable provisions of the Code and Treasury Regulations now in effect and as currently interpreted by the courts and the Internal Revenue Service. The Code and these Regulations, as well as current interpretations thereof, may be changed at any time by legislative, judicial or administrative action.

    As the sole shareholder of the Fund will be Minnesota Mutual and the separate accounts of Minnesota Mutual, this statement does not discuss federal income tax consequences to the shareholder. For tax information with respect to an owner of a contract issued in connection with the separate accounts, see the Prospectus for those contracts.

                           REPORTS TO SHAREHOLDERS

    Annual and semi-annual reports containing financial statements of the Fund will be sent to shareholders.

                             INDEPENDENT AUDITORS


    The financial statements, as of and for the year ended December 31, 1995, of the Fund included in this Statement of Additional Information have been audited by KPMG Peat Marwick LLP, 4200 Norwest Center, 90 South Seventh Street, Minneapolis, Minnesota 55402, independent auditors, as indicated in their report in this Statement of Additional Information, and are included herein in reliance upon such report and upon the authority of such firm as experts in accounting and auditing.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders
MIMLIC Series Fund, Inc.

    We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios of MIMLIC Series Fund, Inc. as of December 31, 1995 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the years in the two-year period then ended (the year ended December 31, 1995 and the period from May 2, 1994, commencement of operations, to December 31, 1994 for the Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios) and the financial highlights for each of the years in the five-year period then ended for the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500 and Capital Appreciation Portfolios, each of the years in the three-year period ended December 31, 1995 and the period from May 1, 1992 to December 31, 1992 for International Stock Portfolio, each of the years in the two-year period ended December 31, 1995 and the period from May 3, 1993 to December 31, 1993 for Small Company Portfolio and the year ended December 31, 1995 and period from May 2, 1994 to December 31, 1994 for the Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock Portfolios of MIMLIC Series Fund, Inc. as of December 31, 1995 and the results of their operations, changes in their net assets and the financial highlights for the periods stated in the first paragraph above, in conformity with generally accepted accounting principles.

                                          KPMG Peat Marwick LLP

Minneapolis, Minnesota
February 2, 1996

GROWTH PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
COMMON STOCKS (98.5%)
  CAPITAL GOODS (8.0%)
    Machinery (8.0%)
   93,384  General Electric Company....................................  $    6,723,648
   45,300  Halliburton Company.........................................       2,293,313
   73,700  Millipore Corporation.......................................       3,030,913
   87,586  York International Corp.....................................       4,116,542
                                                                         --------------
                                                                             16,164,416
                                                                         --------------
  CONSUMER GOODS AND SERVICES (49.4%)
    Consumer Goods (27.7%)
   73,800  Abbott Laboratories.........................................       3,081,150
   86,000  Coca-Cola Company...........................................       6,385,500
  111,086  Columbia/HCA Healthcare Corporation.........................       5,637,614
   45,200  Gillette Company............................................       2,356,050
   50,800  Johnson & Johnson...........................................       4,349,750
  102,000  Merck & Co., Inc............................................       6,706,500
   66,418  Pepsico, Inc................................................       3,711,106
   65,800  Pfizer Inc..................................................       4,145,400
   64,000  Philip Morris Companies, Inc................................       5,792,000
   55,280  Procter & Gamble Company....................................       4,588,240
   35,800  Schering-Plough Corporation.................................       1,960,050
   46,400  Service Corporation International...........................       2,041,600
   52,300  Teva Pharmaceutical Industries (c)..........................       2,425,413
   40,100  United Health Care..........................................       2,626,550
                                                                         --------------
                                                                             55,806,923
                                                                         --------------
    Consumer Services (6.4%)
   54,688  CUC International Inc (b)...................................       1,866,228
   91,500  GTECH Holdings Corporation (b)..............................       2,379,000
  109,141  Manpower....................................................       3,069,591
   46,500  McDonalds Corporation.......................................       2,098,312
   85,300  Quebecor Printing Incorporated..............................       1,439,437
   33,200  Walt Disney Company.........................................       1,958,800
                                                                         --------------
                                                                             12,811,368
                                                                         --------------
    Food (3.5%)
   49,300  Conagra, Inc................................................       2,033,625
   28,800  CPC International...........................................       1,976,400
   30,000  Heinz Company...............................................         993,750
   64,500  Sara Lee Corporation........................................       2,055,937
                                                                         --------------
                                                                              7,059,712
                                                                         --------------
    Retail (6.5%)
  122,300  Home Depot Inc..............................................       5,855,112
    2,100  Intimate Brands Inc.........................................          31,500
   76,500  Kohl's Inc (b)..............................................       4,016,250
   67,300  Office Depot, Inc. (b)......................................       1,329,175
   81,800  Wal-Mart Stores, Inc........................................       1,830,275
                                                                         --------------
                                                                             13,062,312
                                                                         --------------
    Consumer Cyclical (5.3%)
   60,608  Exide Corporation...........................................       2,780,392
   46,200  Magna International Inc.....................................       1,998,150
  130,400  Newell Co...................................................       3,374,100
   47,606  Omnicom Group...............................................       1,773,323
   51,700  Sunbeam Corporation.........................................         788,425
                                                                         --------------
                                                                             10,714,390
                                                                         --------------

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
  CREDIT SENSITIVE (16.3%)
    Finance (10.4%)
   28,518  American International Group, Inc...........................  $    2,637,915
   40,970  Federal Home Loan Mortgage Corporation......................       3,420,995
   69,466  First Data Corporation......................................       4,645,539
   37,225  First Union Corporaiton.....................................       2,070,641
   47,000  MGIC Investment Corporation.................................       2,549,750
   86,000  Norwest Corporation.........................................       2,838,000
   58,350  SunAmerica Incorporated.....................................       2,771,625
                                                                         --------------
                                                                             20,934,465
                                                                         --------------
    Utilities (5.9%)
  102,100  AT&T Corporation............................................       6,610,975
   95,300  California Energy Company Incorporated (b)..................       1,858,350
   47,500  GTE Corporation.............................................       2,090,000
   97,500  Huaneng Power International Inc. (b)(c).....................       1,401,562
                                                                         --------------
                                                                             11,960,887
                                                                         --------------
  INTERMEDIATE GOODS AND SERVICES (8.4%)
    Energy (2.9%)
   29,150  Amoco Corporation...........................................       2,095,156
   16,120  Mobil Corporation...........................................       1,805,440
   14,400  Royal Dutch Petroleum (c)...................................       2,032,200
                                                                         --------------
                                                                              5,932,796
                                                                         --------------
    Materials (3.5%)
   94,500  Morton International........................................       3,390,187
  107,900  Praxair Inc.................................................       3,628,138
                                                                         --------------
                                                                              7,018,325
                                                                         --------------
    Transportation (2.0%)
   74,200  Fritz Companies (b).........................................       3,079,300
   12,300  Norfolk Southern Corporation................................         976,313
                                                                         --------------
                                                                              4,055,613
                                                                         --------------
  TECHNOLOGY (16.4%)
   28,300  Automatic Data Processing Inc...............................       2,101,275
   53,550  Bay Networks Inc. (b).......................................       2,202,244
   69,376  Computer Associates International...........................       3,945,760
   29,400  Computer Sciences Corporation (b)...........................       2,065,350
   73,600  DSC Communications (b)......................................       2,714,000
  147,600  Equifax Incorporated........................................       3,154,950
   45,041  Intel.......................................................       2,556,077
   18,900  Microsoft Corporation (b)...................................       1,658,475
   40,000  Motorola....................................................       2,280,000
   86,950  Oracle Corporation (b)......................................       3,684,506
   83,900  Pall Corporation............................................       2,254,813
   62,500  Worldcom, Incorported (b)...................................       2,203,125
   16,300  Xerox Corporation...........................................       2,233,100
                                                                         --------------
                                                                             33,053,675
                                                                         --------------
Total common stocks
    (cost: $163,321,322)...............................................     198,574,882
                                                                         --------------

              See accompanying notes to investments in securities.

GROWTH PORTFOLIO

                                                                                                         MARKET
PRINCIPAL                                                                                               VALUE(A)
---------                                                                                            --------------
SHORT-TERM SECURITIES (1.3%)
$2,568,476 Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.82%.................  $    2,568,476
                                                                                                     --------------
           Total short-term securities (cost: $2,568,476)..........................................       2,568,476
                                                                                                     --------------
           Total investments in securities (cost: $165,889,798) (d)................................  $  201,143,358
                                                                                                     --------------
                                                                                                     --------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 2.9% of net assets in foreign securities at December 31, 1995.
(d) At December 31, 1995 the cost of securities for federal income tax purposes was $166,032,734. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation.............  $36,860,654
        Gross unrealized depreciation.............   (1,750,030)
                                                    -----------
        Net unrealized appreciation...............  $35,110,624
                                                    -----------
                                                    -----------

BOND PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                                MARKET
 PRINCIPAL                                                                                     VALUE(A)
----------                                                                                    -----------
LONG-TERM DEBT SECURITIES (95.1%)
  GOVERNMENT OBLIGATIONS (55.7%)
    U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (53.2%)
      U.S. Treasury (34.5%)
$4,600,000  U.S. Treasury Bond..........................................  12.000%   08/15/13  $ 7,099,806
 5,000,000  U.S. Treasury Bond..........................................   8.125%   08/15/19    6,287,500
 6,850,000  U.S. Treasury Bond..........................................   8.000%   11/15/21    8,573,193
   650,000  U.S. Treasury Bond..........................................   7.500%   11/15/24      780,812
 4,050,000  U.S. Treasury Strip (c).....................................   5.675%   02/15/01    3,083,063
 6,400,000  U.S. Treasury Strip (c).....................................   5.645%   08/15/99    5,294,138
 1,750,000  U.S. Treasury Note..........................................   6.750%   05/31/99    1,827,656
 1,750,000  U.S. Treasury Note..........................................   8.875%   11/15/98    1,915,700
                                                                                              -----------
                                                                                               34,861,868
                                                                                              -----------
      Government National Mortgage Association (12.5%)
   402,450  ............................................................   8.500%   12/15/22      423,010
   384,640  ............................................................   8.500%   10/15/22      404,291
   399,904  ............................................................   7.500%   02/15/23      411,485
   749,910  ............................................................   8.000%   09/15/24      781,398
   493,071  ............................................................   7.000%   03/15/24      499,224
   445,383  ............................................................   7.000%   05/15/24      450,940
   731,032  ............................................................   6.500%   11/15/23      727,120
   446,260  ............................................................   7.500%   02/15/24      458,983
   286,059  ............................................................   7.000%   02/15/24      289,628
   499,207  ............................................................   7.500%   10/15/25      513,239
   943,613  ............................................................   7.000%   11/15/23      956,096
   961,074  ............................................................   6.500%   05/15/24      954,499
   982,575  ............................................................   7.500%   09/15/24    1,010,587
 1,955,239  ............................................................   8.000%   04/15/25    2,035,893
   880,485  ............................................................   7.500%   10/15/25      905,234
   489,135  ............................................................   7.000%   10/15/25      494,941
 1,250,168  ............................................................   7.000%   11/15/24    1,265,769
                                                                                              -----------
                                                                                               12,582,337
                                                                                              -----------
      Other U.S. Government Agencies (6.2%)
 1,500,000  Federal Home Loan Mortgage Corporation......................   7.030%   04/05/04    1,539,131
 1,000,000  Federal National Mortgage Association.......................   8.590%   02/03/05    1,052,579
 1,000,000  Federal Farm Credit Bank....................................   6.960%   06/06/00    1,004,703
   483,225  Federal Home Loan Mortgage Corporation......................   6.500%   12/01/23      479,040
 1,475,929  Federal National Mortgage Association.......................   7.000%   09/01/17    1,487,735
   750,000  Federal National Morgage Association CMO Sequential Payer
            (GNMA 8%)...................................................   6.000%   04/25/19      738,269
                                                                                              -----------
                                                                                                6,301,457
                                                                                              -----------
    OTHER GOVERNMENT OBLIGATIONS (.7%)
   600,000  Quebec Province Of Canada (b)...............................   9.375%   04/01/99      661,733
                                                                                              -----------
    STATE AND LOCAL GOVERNMENT OBLIGATIONS (1.8%)
 1,848,000  Wyoming Community Development Authority.....................   6.850%   06/01/10    1,843,380
                                                                                              -----------
            Total government obligations (cost: $53,658,017)................................   56,250,775
                                                                                              -----------
  CORPORATE OBLIGATIONS (39.4%)
    CAPITAL GOODS (2.3%)
      Machinery (2.3%)
 2,100,000  Joy Technologies Incorporated...............................  10.250%   09/01/03    2,372,637
                                                                                              -----------
    BASIC INDUSTRIES (2.0%)
      Paper and Forest Products (2.0%)
 2,000,000  Jefferson Smurfit Group PLC (b).............................   6.750%   11/20/05    2,050,474
                                                                                              -----------

              See accompanying notes to investments in securities.

BOND PORTFOLIO

                                                                                                MARKET
 PRINCIPAL                                                                                     VALUE(A)
----------                                                                                    -----------
  CORPORATE OBLIGATIONS--CONTINUED
    CONSUMER STAPLES (8.8%)
      Drugs (1.8%)
$1,750,000  American Home Products Corporation..........................   6.500%   10/15/02  $ 1,798,781
                                                                                              -----------
      Entertainment (1.6%)
 1,500,000  Royal Caribbean Cruises Limited.............................   8.250%   04/01/05    1,618,699
                                                                                              -----------
      Food (1.0%)
 1,035,714  General Mills Inc...........................................   6.235%   03/15/97    1,042,721
                                                                                              -----------
      Media (4.4%)
 2,000,000  Fisher Scientific International.............................   7.125%   12/15/05    2,010,648
 1,000,000  Time Warner Entertainment...................................   9.625%   05/01/02    1,157,564
 1,250,000  Time Warner Incorporated....................................   7.950%   02/01/00    1,320,524
                                                                                              -----------
                                                                                                4,488,736
                                                                                              -----------
    ENERGY (1.6%)
      Natural Gas Distribution (1.6%)
 1,500,000  Consolidated Natural Gas Company............................   8.750%   06/01/99    1,641,404
                                                                                              -----------
    FINANCIAL (16.8%)
      Commercial Finance (10.9%)
 1,000,000  American Express Credit.....................................   6.125%   11/15/01    1,011,704
 1,710,000  Associates Corporation of North America.....................   6.750%   10/15/99    1,767,863
 2,300,000  Chrysler Financial Corporation..............................   6.180%   12/15/00    2,309,129
 2,000,000  Ford Motor Credit...........................................   4.810%   03/18/99    1,985,000
 1,000,000  Ford Motor Credit...........................................   6.250%   12/08/05      999,583
 1,500,000  Franchise Finance Corporation of America....................   7.000%   11/30/00    1,507,624
 1,500,000  General Motors Acceptance Corporation.......................   5.500%   12/15/01    1,446,430
                                                                                              -----------
                                                                                               11,027,333
                                                                                              -----------
      Consumer Finance (1.1%)
 1,000,000  American General Finance....................................   8.500%   08/15/98    1,068,398
                                                                                              -----------
      Real Estate (4.8%)
 1,339,962  Green Tree Financial Corporation............................   6.900%   02/15/04    1,350,427
   888,860  Green Tree Finance Company Limited Net Interest Margin
            Trust.......................................................   7.250%   07/15/05      901,878
 1,000,000  Property Trust of America...................................   7.500%   02/15/14    1,012,023
 1,500,000  Security Capital Industrial Trust...........................   7.875%   05/15/09    1,593,249
                                                                                              -----------
                                                                                                4,857,577
                                                                                              -----------
    UTILITIES (3.7%)
      Electric (1.3%)
   345,000  Connecticut Light & Power Company...........................   7.625%   04/01/97      350,533
 1,000,000  Korea Electric Power Global (b).............................   6.375%   12/01/03    1,002,075
                                                                                              -----------
                                                                                                1,352,608
                                                                                              -----------
      Telephones (2.4%)
 1,250,000  AT&T Corporation............................................   8.350%   01/15/25    1,428,005
   850,000  GTE North...................................................   8.500%   12/15/31      955,045
                                                                                              -----------
                                                                                                2,383,050
                                                                                              -----------
    TRANSPORTATION (4.2%)
      Trucking (2.1%)
 2,000,000  Consolidated Freightways Inc (d)............................   7.350%   06/01/05    2,096,336
                                                                                              -----------
      Water Transportation (2.1%)
 1,000,000  Overseas Shipholding Group..................................   8.750%   12/01/13    1,065,668
 1,000,000  Overseas Shipholding Group..................................   8.000%   12/01/03    1,031,716
                                                                                              -----------
                                                                                                2,097,384
                                                                                              -----------
            Total corporate obligations (cost: $38,915,758).................................   39,896,138
                                                                                              -----------
            Total long-term debt securities (cost: $92,573,775).............................   96,146,913
                                                                                              -----------

              See accompanying notes to investments in securities.

BOND PORTFOLIO

                                                                                                MARKET
 PRINCIPAL                                                                                     VALUE(A)
----------                                                                                    -----------
SHORT-TERM SECURITIES (2.3%)
$2,305,798  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.82%.........  $ 2,305,798
                                                                                              -----------
            Total short-term securities (cost: $2,305,798)..................................    2,305,798
                                                                                              -----------
            Total investments in securities (cost: $94,879,573) (e).........................  $98,452,711
                                                                                              -----------
                                                                                              -----------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) The portfolio held 3.7% of net assets in foreign securities at December 31, 1995.
(c) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. (See note 7 to the financial statements). Information concerning the illiquid securities held at December 31, 1995, which includes acquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                               DATE         COST
--------                                            -----------  ----------
Consolidated Freightways Inc. ....................    9/7/95     $2,003,800
                                                                 ----------
                                                                 ----------

(e) At December 31, 1995 the cost of securities for federal income tax purposes was $94,938,447. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation.............  $3,538,615
        Gross unrealized depreciation.............     (24,351)
                                                    ----------
        Net unrealized appreciation...............  $3,514,264
                                                    ----------
                                                    ----------

MONEY MARKET PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                                   MARKET
PRINCIPAL                                                                                         VALUE(A)
----------                                                                                       -----------
COMMERCIAL PAPER (93.7%)
  CAPITAL GOODS (3.4%)
    Information Processing (3.4%)
$1,015,000  Hewlett-Packard.............................................   5.80%   01/24/96      $ 1,011,190
                                                                                                 -----------
  CONSUMER STAPLES (30.6%)
    Drugs (7.2%)
 1,185,000  American Home Products (c)..................................   5.85%   02/02/96        1,178,808
 1,000,000  Schering Corporation........................................   5.75%   01/17/96          997,375
                                                                                                 -----------
                                                                                                   2,176,183
                                                                                                 -----------
    Food (20.0%)
 1,127,000  Brown Forman................................................   5.87%   01/16/96        1,124,145
 1,210,000  Cargill Inc.................................................   5.79%   02/06/96        1,202,998
 1,310,000  Coca Cola Company...........................................   5.72%   02/02/96        1,303,299
 1,315,000  CPC International Inc (c)...................................   5.79%   02/16/96        1,305,352
 1,100,000  Pepsico Inc.................................................   5.82%   01/24/96        1,095,820
                                                                                                 -----------
                                                                                                   6,031,614
                                                                                                 -----------
    Media (3.4%)
   900,000  McGraw-Hill.................................................   5.83%   01/26/96          896,315
   145,000  McGraw-Hill.................................................   5.74%   03/19/96          143,224
                                                                                                 -----------
                                                                                                   1,039,539
                                                                                                 -----------
  ENERGY (6.3%)
    Natural Gas Distribution (6.3%)
 1,000,000  Equitable Resources Inc (c).................................   5.90%   01/23/96          996,333
   900,000  Northern Illinois Gas Company...............................   5.82%   01/12/96          898,299
                                                                                                 -----------
                                                                                                   1,894,632
                                                                                                 -----------
  FINANCIAL (17.3%)
    Consumer Finance (17.3%)
 1,000,000  American General Finance....................................   5.73%   02/28/96          990,855
   865,000  Associates Corporation......................................   5.79%   02/20/96          858,089
 1,000,000  BellSouth Capital Funding Corporation.......................   5.80%   01/05/96          999,215
 1,045,000  Ford Motor Credit...........................................   5.85%   01/22/96        1,041,373
   285,000  Ford Motor Credit...........................................   5.58%   03/29/96          281,174
 1,065,000  GMAC........................................................   5.86%   02/08/96        1,058,447
                                                                                                 -----------
                                                                                                   5,229,153
                                                                                                 -----------
  UTILITIES ( 32.3%)
    Electric (20.5%)
   675,000  Alabama Power...............................................   5.75%   02/08/96          670,890
   900,000  Baltimore Gas & Electric....................................   5.82%   01/11/96          898,441
   850,000  Madison Gas & Electric......................................   5.82%   01/16/96          847,854
 1,000,000  MidAmerican Energy Company..................................   5.86%   01/08/96          998,731
   315,000  MidAmerican Energy Company..................................   5.77%   02/09/96          313,023
 1,075,000  Northern States Power.......................................   5.63%   02/27/96        1,065,474
   730,000  Public Service Electric & Gas Company.......................   6.02%   01/19/96          727,727
   150,000  Public Service Electric & Gas Company.......................   5.89%   02/23/96          148,706
   495,000  Public Service Electric & Gas Company.......................   5.91%   02/23/96          490,716
                                                                                                 -----------
                                                                                                   6,161,562
                                                                                                 -----------
    Telephones (11.8%)
   900,000  Ameritech Corporation.......................................   5.78%   03/06/96          890,842
 1,070,000  AT&T Corporation............................................   5.82%   02/09/96        1,063,319
   625,000  GTE Northwest...............................................   5.78%   02/14/96          620,586
 1,000,000  Southwestern Bell (c).......................................   5.81%   01/09/96          998,575
                                                                                                 -----------
                                                                                                   3,573,322
                                                                                                 -----------

              See accompanying notes to investments in securities.

MONEY MARKET PORTFOLIO

                                                                                                   MARKET
PRINCIPAL                                                                                         VALUE(A)
----------                                                                                       -----------
  TECHNOLOGY (3.8%)
$1,140,000  Rockwell International Corp (c).............................   5.82%   01/18/96      $ 1,136,763
                                                                                                 -----------
            Total commercial paper (cost: $28,253,958)........................................    28,253,958
                                                                                                 -----------
OTHER SHORT-TERM SECURITIES (4.0%)
 1,192,220  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.82%...........     1,192,220
                                                                                                 -----------
            Total other short-term securities (cost: $1,192,220)..............................     1,192,220
                                                                                                 -----------
            Total investments in securities (cost: $29,446,178) (b)...........................   $29,446,178
                                                                                                 -----------
                                                                                                 -----------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Also represents the cost of securities for federal income tax purposes at December 31, 1995.
(c) Commercial paper sold within terms of a private placement memorandum exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.

ASSET ALLOCATION PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
COMMON STOCKS (55.5%)
  CAPITAL GOODS (3.8%)
    Machinery (3.8%)
   87,726  General Electric Company....................................  $    6,316,271
   21,700  Millipore Corporation.......................................         892,413
   51,005  United Waste Systems, Inc. (b)..............................       1,899,936
   87,987  York International Corp.....................................       4,135,389
                                                                         --------------
                                                                             13,244,009
                                                                         --------------
  CONSUMER GOODS AND SERVICES (19.5%)
    Consumer Goods (10.6%)
   77,393  Columbia/HCA Healthcare Corporation.........................       3,927,695
   36,000  Gillette Company............................................       1,876,500
   48,200  Johnson & Johnson...........................................       4,127,125
   81,903  Pepsico, Inc................................................       4,576,330
   86,360  Pfizer Inc..................................................       5,440,680
   59,800  Philip Morris Companies, Inc................................       5,411,900
   53,455  Procter & Gamble Company....................................       4,436,765
  110,700  Service Corporation International...........................       4,870,800
   52,900  Teva Pharmaceutical Industries (c)..........................       2,453,238
                                                                         --------------
                                                                             37,121,033
                                                                         --------------
    Consumer Services (1.9%)
   98,972  CUC International, Inc. (b).................................       3,377,420
   54,800  GTECH Holdings Corporation (b)..............................       1,424,800
   69,195  Manpower....................................................       1,946,109
                                                                         --------------
                                                                              6,748,329
                                                                         --------------
    Food (1.1%)
   54,800  CPC International...........................................       3,760,650
                                                                         --------------
    Retail (1.0%)
   46,540  Home Depot, Inc.............................................       2,228,103
   57,276  Office Depot, Inc (b).......................................       1,131,201
                                                                         --------------
                                                                              3,359,304
                                                                         --------------
    Consumer Cyclicals (4.9%)
   58,990  Exide Corporation...........................................       2,706,166
   44,100  Magna International Inc.....................................       1,907,325
  120,400  Newell Company..............................................       3,115,350
   91,604  Omnicom Group...............................................       3,412,249
   85,400  Owens-Corning Fiberglas Corporation (b).....................       3,832,325
   48,300  Tommy Hilfiger Corporation (b)..............................       2,046,713
                                                                         --------------
                                                                             17,020,128
                                                                         --------------

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
  CREDIT SENSITIVE (10.0%)
    Finance (10.0%)
   88,100  American Express Company....................................  $    3,645,138
   49,140  American International Group, Inc...........................       4,545,450
   65,930  Federal Home Loan Mortgage Corporation......................       5,505,155
   83,926  First Data Corporation......................................       5,612,551
   74,600  MBIA Inc....................................................       5,595,000
   77,200  MGIC Investment Corporation.................................       4,188,100
  173,950  Norwest Corporation.........................................       5,740,349
                                                                         --------------
                                                                             34,831,743
                                                                         --------------
  INTERMEDIATE GOODS AND SERVICES (7.9%)
    Energy (4.0%)
   30,020  Amoco Corporation...........................................       2,157,688
  102,800  Columbia Gas System, Inc. (b)...............................       4,510,350
   31,230  Mobil Corporation...........................................       3,497,760
   26,950  Royal Dutch Petroleum (c)...................................       3,803,319
                                                                         --------------
                                                                             13,969,117
                                                                         --------------
    Materials (1.8%)
  187,700  Praxair Inc.................................................       6,311,413
                                                                         --------------
    Transportation (2.1%)
   79,300  Fritz Companies (b).........................................       3,290,950
   76,200  Landstar System, Inc. (b)...................................       2,038,350
   26,825  Norfolk Southern Corporation................................       2,129,234
                                                                         --------------
                                                                              7,458,534
                                                                         --------------
  TECHNOLOGY (14.3%)
   19,800  Adtran Inc. (b).............................................       1,075,388
   54,600  Automatic Data Processing Inc...............................       4,054,050
   76,650  Bay Networks, Inc. (b)......................................       3,152,231
  116,109  Computer Associates International...........................       6,603,698
   69,500  Computer Sciences Corporation (b)...........................       4,882,375
  144,500  Danka Business Systems, PLC. (c)............................       5,346,500
  194,400  Equifax Incorporated........................................       4,155,300
   52,600  Fore Systems, Inc. (b)......................................       3,129,700
  138,820  Informix Corporation (b)....................................       4,164,600
   67,181  Intel.......................................................       3,812,522
  124,780  Oracle Corporation (b)......................................       5,287,553
   53,200  Worldcom, Inc. (b)..........................................       1,875,300
   17,600  Xerox Corporation...........................................       2,411,200
                                                                         --------------
                                                                             49,950,417
                                                                         --------------
Total common stocks
    (cost: $160,635,858)...............................................     193,774,677
                                                                         --------------

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                            MARKET
 PRINCIPAL                                                                                                 VALUE(A)
------------                                                                                             -------------
LONG-TERM DEBT SECURITIES (34.8%)
  GOVERNMENT OBLIGATIONS (16.6%)
    U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (15.4%)
      U.S. Treasury (10.3%)
$  6,025,000  U.S. Treasury Bond..........................................           12.000%   08/15/13  $   9,299,202
   3,500,000  U.S. Treasury Bond..........................................            8.125%   08/15/19      4,401,250
   6,875,000  U.S. Treasury Bond..........................................            8.000%   11/15/21      8,604,482
     200,000  U.S. Treasury Bond..........................................            7.500%   11/15/24        240,250
   3,600,000  U.S. Treasury Strip (d).....................................            5.675%   02/15/01      2,740,500
   1,750,000  U.S. Treasury Strip (d).....................................            5.705%   02/15/04      1,114,066
   3,450,000  U.S. Treasury Strip (d).....................................            5.270%   08/15/99      2,853,871
   4,500,000  U.S. Treasury Strip (d).....................................            5.772%   11/15/01      3,282,296
     750,000  U.S. Treasury Note..........................................            6.750%   05/31/99        783,281
   2,400,000  U.S. Treasury Note..........................................            8.875%   11/15/98      2,627,246
                                                                                                         -------------
                                                                                                            35,946,444
                                                                                                         -------------
      Government National Mortgage Association (3.9%)
     854,726  ............................................................            7.500%   02/15/24        879,093
     383,979  ............................................................            6.500%   11/15/23        381,924
     911,472  ............................................................            6.500%   03/15/24        905,237
     360,819  ............................................................            7.500%   06/15/24        371,106
     402,320  ............................................................            7.500%   06/15/24        413,790
     316,405  ............................................................            6.500%   11/15/23        314,712
     581,968  ............................................................            6.500%   11/15/23        578,854
     260,744  ............................................................            6.500%   11/15/23        259,349
      25,925  ............................................................            6.500%   03/15/24         25,747
     669,390  ............................................................            7.500%   02/15/24        688,474
     327,624  ............................................................            6.500%   11/15/23        325,871
      56,485  ............................................................            7.500%   12/15/23         58,121
      24,524  ............................................................            6.500%   02/15/24         24,356
   1,428,203  ............................................................            7.500%   07/15/24      1,468,919
     252,678  ............................................................            7.500%   06/15/24        259,881
     353,099  ............................................................            7.500%   06/15/24        363,165
     703,869  ............................................................            7.500%   05/15/24        723,936
     470,245  ............................................................            7.500%   06/15/24        483,651
   1,956,542  ............................................................            7.000%   10/15/25      1,979,764
     748,893  ............................................................            7.500%   10/15/25        769,944
   1,750,234  ............................................................            7.000%   11/15/24      1,772,075
     462,533  GNMA Midget II..............................................            7.500%   06/20/02        475,035
     232,779  GNMA Midget II..............................................            7.500%   07/20/02        239,070
                                                                                                         -------------
                                                                                                            13,762,074
                                                                                                         -------------
      Other U.S. Government Agencies (1.2%)
   2,600,000  Federal National Mortgage Association.......................            8.590%   02/03/05      2,736,705
   1,454,412  Federal Home Loan Mortgage Corporation......................            6.500%   12/01/23      1,441,815
                                                                                                         -------------
                                                                                                             4,178,520
                                                                                                         -------------
    STATE AND LOCAL GOVERNMENT OBLIGATIONS (1.2%)
   4,070,000  Wyoming Community Development Authority.....................            6.850%   06/01/10      4,059,824
                                                                                                         -------------
              Total government obligations (cost: $55,765,125).........................................     57,946,862
                                                                                                         -------------
  CORPORATE OBLIGATIONS (18.2%)
    CAPITAL GOODS (1.2%)
      Electronics (.2%)
     500,000  Xerox Corporation...........................................            9.200%   07/15/99        510,824
                                                                                                         -------------
      Machinery (1.0%)
   3,124,000  Joy Technologies Incorporated...............................           10.250%   09/01/03      3,529,580
                                                                                                         -------------
    BASIC INDUSTRIES (.9%)
      Paper And Forest Products (.9%)
   3,000,000  Jefferson Smurfit Group PLC (c).............................            6.750%   11/20/05      3,075,711
                                                                                                         -------------

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                            MARKET
 PRINCIPAL                                                                                                 VALUE(A)
------------                                                                                             -------------
  CORPORATE OBLIGATIONS--CONTINUED
    CONSUMER STAPLES (4.5%)
      Drugs (.7%)
$  2,500,000  American Home Products Corporation..........................            6.500%   10/15/02  $   2,569,688
                                                                                                         -------------
      Entertainment (.5%)
   1,750,000  Royal Caribbean Cruises.....................................            8.250%   04/01/05      1,888,483
                                                                                                         -------------
      Food (.3%)
     857,143  General Mills Inc...........................................            6.235%   03/15/97        862,941
                                                                                                         -------------
      Media (3.0%)
   3,500,000  Fisher Scientific International Inc.........................            7.125%   12/15/05      3,518,634
   2,400,000  Time Warner Entertainment...................................            9.625%   05/01/02      2,778,154
     600,000  Time Warner Incorporated....................................            7.950%   02/01/00        633,851
   3,500,000  News America Holdings.......................................            7.700%   10/30/25      3,581,529
                                                                                                         -------------
                                                                                                            10,512,168
                                                                                                         -------------
    ENERGY (1.4%)
      Natural Gas Distribution (1.0%)
   3,100,000  Consolidated Natural Gas Company............................            8.750%   06/01/99      3,392,234
                                                                                                         -------------
      Natural Gas Pipelines (.4%)
   1,500,000  Enron Corporation...........................................            8.500%   02/01/00      1,550,835
                                                                                                         -------------
    FINANCIAL (7.3%)
      Consumer Finance (6.2%)
   1,000,000  American Express Credit Company.............................            6.125%   11/15/01      1,011,704
   1,400,000  American General Finance Corporation........................            8.500%   08/15/98      1,495,757
   3,000,000  Chrysler Financial Corporation..............................            6.180%   12/15/00      3,011,907
   2,750,000  Federal Farm Credit Bank....................................            6.960%   06/06/00      2,762,933
   2,000,000  Ford Motor Credit Company...................................            4.810%   03/18/99      1,985,000
   3,400,000  Ford Motor Credit Company...................................            6.250%   12/08/05      3,398,582
   2,000,000  Franchise Finance Corp of America...........................            7.000%   11/30/00      2,010,166
   2,600,000  General Motors Acceptance Corp..............................            5.500%   12/15/01      2,507,146
   3,300,000  Associates Corporation of North America.....................            6.750%   10/15/99      3,411,665
                                                                                                         -------------
                                                                                                            21,594,860
                                                                                                         -------------
      Real Estate (1.1%)
   1,500,000  Property Trust of America...................................            7.500%   02/15/14      1,518,035
   2,250,000  Security Capital Industrial Trust...........................            7.875%   05/15/09      2,389,874
                                                                                                         -------------
                                                                                                             3,907,909
                                                                                                         -------------
    UTILITIES (1.3%)
      Electric (.6%)
   1,600,000  Korea Electric Power Global (c).............................            6.375%   12/01/03      1,603,320
     500,000  Oklahoma Gas & Electric Co..................................            6.375%   01/01/98        500,906
                                                                                                         -------------
                                                                                                             2,104,226
                                                                                                         -------------
      Telephones (.7%)
   2,350,000  GTE Northwest Inc...........................................            6.125%   02/15/99      2,379,455
                                                                                                         -------------
    TRANSPORTATION (1.6%)
      Air Transportation (.5%)
   1,500,000  Delta Air Lines Inc.........................................            9.200%   09/23/14      1,699,352
                                                                                                         -------------
      Water Transportation (1.1%)
   2,250,000  Overseas Shipholders Group..................................            8.750%   12/01/13      2,397,753
   1,250,000  Overseas Shipholding Group..................................            8.000%   12/01/03      1,289,645
                                                                                                         -------------
                                                                                                             3,687,398
                                                                                                         -------------
              Total corporate obligations (cost: $61,693,030)..........................................     63,265,664
                                                                                                         -------------
              Total long-term debt securities (cost: $117,458,155).....................................    121,212,526
                                                                                                         -------------

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                            MARKET
 PRINCIPAL                                                                                                 VALUE(A)
------------                                                                                             -------------
SHORT-TERM SECURITIES (9.1%)
$  6,603,871  Temporary Investment Fund, Inc.--Tempfund Portfolio, current rate 5.82%..................  $   6,603,871
   2,000,000  U.S. Treasury Bill..........................................            5.410%   01/11/96      1,996,606
   5,375,000  U.S. Treasury Bill..........................................      5.240-5.480%   02/15/96      5,341,675
   2,000,000  Lubrizol Corporation CP.....................................            5.710%   01/31/96      1,989,733
   1,600,000  Public Service Energy & Gas CP..............................            6.020%   01/19/96      1,594,839
   1,470,000  Public Service Energy & Gas CP..............................            6.010%   01/29/96      1,463,038
   9,750,000  Southwest Bell Capital Corporation CP.......................            5.780%   02/13/96      9,681,478
   3,000,000  Xerox Credit CP.............................................            5.850%   01/25/96      2,987,558
                                                                                                         -------------
              Total short-term securities (cost: $31,658,512)..........................................     31,658,798
                                                                                                         -------------
              Total investments in securities (cost: $309,752,525) (e).................................  $ 346,646,001
                                                                                                         -------------
                                                                                                         -------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Fund held 4.7% of net assets in foreign securites as of December 31, 1995.
(d) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(e) At December 31, 1995 the cost of securities for federal income tax purposes was $309,858,905. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation.............  $38,178,317
        Gross unrealized depreciation.............   (1,391,221)
                                                    -----------
        Net unrealized appreciation...............  $36,787,096
                                                    -----------
                                                    -----------

MORTGAGE SECURITIES PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                                     MARKET
 PRINCIPAL                                                                                          VALUE(A)
-----------                                                                                        -----------
LONG-TERM DEBT SECURITIES (98.4%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (65.8%)
    Federal Home Loan Mortgage Corporation (8.6%)
$   919,730  Bi-weekly...................................................   7.000%   12/01/22      $   929,488
  2,183,987  Bi-weekly...................................................   6.500%   12/01/23        2,165,071
  1,932,102  20 Year Gold................................................   6.500%   07/01/13        1,924,758
    988,371  20 Year Gold................................................   6.500%   05/01/14          984,614
                                                                                                   -----------
                                                                                                     6,003,931
                                                                                                   -----------
    Federal National Mortgage Association (19.8%)
  1,236,946  FHR 1048 Y PAC Accrual Bond (FHLMC 9.5%) (c)................   5.000%   01/15/02        1,173,094
    500,000  CMO PAC Targeted Amortization Class (GNMA 8%)...............   6.000%   12/25/08          492,500
  2,600,000  CMO Sequential Payer (GNMA 8%)..............................   6.000%   04/25/19        2,559,333
    719,418  PAC Accrual Bond (FNMA 10%).................................   6.900%   06/25/19          712,460
  1,070,182  Bi-weekly...................................................   6.000%   07/01/07        1,058,516
  1,389,205  Bi-weekly...................................................   6.500%   03/01/17        1,376,659
    480,695  Bi-weekly...................................................   6.500%   02/01/17          476,354
  1,811,321  Bi-weekly...................................................   7.000%   09/01/17        1,825,809
      9,029  ............................................................   8.000%   05/01/22            9,444
    953,994  ............................................................   6.000%   11/01/13          933,597
    407,158  ............................................................   6.500%   03/01/14          405,403
  1,912,962  ............................................................   7.000%   09/01/15        1,939,512
    870,199  ............................................................   6.500%   01/01/14          867,048
                                                                                                   -----------
                                                                                                    13,829,729
                                                                                                   -----------
    Government National Mortgage Association (15.6%)
    566,330  ............................................................   8.000%   12/15/15          591,548
    362,191  ............................................................   8.000%   02/15/16          378,319
    323,372  ............................................................   8.000%   02/15/16          337,772
    380,091  ............................................................   8.000%   02/15/16          397,016
    513,824  ............................................................   8.000%   03/15/16          536,704
    567,185  ............................................................   7.000%   04/15/16          575,516
    368,533  ............................................................   7.000%   09/15/16          375,866
    735,567  ............................................................   7.000%   08/15/16          750,205
    336,945  ............................................................   7.000%   05/15/17          343,684
    364,263  ............................................................   7.000%   07/15/17          371,548
    152,826  ............................................................   7.500%   02/15/17          157,733
    195,751  ............................................................   7.500%   06/15/17          202,037
    294,815  ............................................................   7.000%   03/15/17          300,711
    190,906  ............................................................   7.500%   06/15/17          197,036
    197,874  ............................................................   7.500%   10/15/17          204,228
    308,402  ............................................................   7.000%   05/15/17          314,570
      7,344  ............................................................   8.500%   03/15/22            7,719
    475,138  GNMA II.....................................................   7.500%   09/20/16          488,180
     79,697  GNMA II.....................................................   8.500%   10/20/16           83,897
    381,230  GNMA II.....................................................   7.500%   09/20/16          391,695
    691,168  GNMA II.....................................................   8.000%   02/20/17          721,082
    226,672  GNMA II.....................................................   8.500%   10/20/16          238,618
    936,135  GNMA II.....................................................   8.500%   07/20/17          984,495
    263,706  GNMA II.....................................................   8.500%   03/20/17          277,329
    378,030  GNMA II.....................................................   8.500%   08/20/17          397,559
    492,570  GNMA II.....................................................   7.500%   08/20/17          505,894
    467,124  GNMA II.....................................................   8.000%   07/20/17          487,341
    216,315  GNMA II.....................................................   8.500%   12/20/16          227,715
                                                                                                   -----------
                                                                                                    10,846,017
                                                                                                   -----------

              See accompanying notes to investments in securities.

MORTGAGE SECURITIES PORTFOLIO

                                                                                                     MARKET
 PRINCIPAL                                                                                          VALUE(A)
-----------                                                                                        -----------
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS--CONTINUED
    Other Government Agency Obligations (21.8%)
$ 1,912,000  Pleasant Hill Revenue Bond..................................   7.950%   09/20/15      $ 2,020,823
  2,002,206  Vendee Mortgage Trust Participation Certificate (b).........   8.465%   05/15/24        2,143,611
    736,761  Vendee Mortgage Trust Participation Certificate (b).........   7.206%   02/15/25          752,647
  2,115,611  Vendee Mortgage Trust Participation Certificate (b).........   7.793%   02/15/25        2,231,970
  2,696,133  Vendee Mortgage Trust Participation Certificate (b).........   8.793%   06/15/25        2,926,146
  2,950,000  Vendee Mortgage Trust Participation Certificate (b).........   7.250%   07/15/14        3,043,109
  2,000,000  Vendee Mortgage Trust Participation Certificate (b).........   7.250%   07/15/16        2,058,125
                                                                                                   -----------
                                                                                                    15,176,431
                                                                                                   -----------
             Total U.S. government and agencies obligations (cost: $43,988,469).................    45,856,108
                                                                                                   -----------
  OTHER MORTGAGE-BACKED SECURITIES (22.2%)
  4,000,000  Bank Mart Funding Corporation CMO (FHLM 8%) (d).............   8.250%   02/20/19        4,110,000
             International Capital Markets Acceptance Corporation 144A
  1,447,037  Issue (d)...................................................   8.250%   09/01/15        1,456,081
  1,000,000  KPAC CMO (GNMA 9.5%)........................................   7.450%   10/01/18        1,010,000
  2,295,000  KPAC Real Estate Investment Trust...........................   7.180%   10/01/05        2,338,031
  2,500,000  Franchise Finance Corp Of America Notes.....................   7.000%   11/30/00        2,512,708
    950,000  Citicorp Mortgage Securities, Inc. Targeted Amortization
             Class.......................................................   6.000%   11/25/08          929,584
  3,141,000  Wyoming Community Development Authority.....................   6.850%   06/01/10        3,133,147
      7,145  RFC Conduit.................................................   8.500%   04/01/02            7,145
     17,043  Travelers Mortgage Service..................................  10.000%   06/01/01           17,043
                                                                                                   -----------
             Total other mortgage-backed securities (cost: $14,971,810).........................    15,513,739
                                                                                                   -----------
  CORPORATE DEBT SECURITIES (10.4%)
    173,385  Bank of America.............................................   8.375%   05/01/07          173,385
     36,831  Bank of America.............................................   9.500%   01/01/09           36,831
  2,250,000  CSBF Senior Performance Note 95-A Mortgage Revenue..........   7.000%   11/15/05        2,324,531
  2,009,942  Green Tree Financial Corporation............................   6.900%   02/15/04        2,025,640
    666,645  Green Tree Financial Corporation............................   7.250%   07/15/05          676,409
  1,000,000  Property Trust of America Notes.............................   6.875%   02/15/08        1,009,258
  1,000,000  Property Trust of America Notes.............................   7.500%   02/15/14        1,012,023
                                                                                                   -----------
             Total corporate debt securities (cost: $7,114,592).................................     7,258,077
                                                                                                   -----------
             Total long-term debt securities (cost: $66,074,871)................................    68,627,924
                                                                                                   -----------
SHORT-TERM SECURITIES (1.0%)
    715,624  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.82%............       715,624
                                                                                                   -----------
             Total short-term securities (cost: $715,624).......................................       715,624
                                                                                                   -----------
             Total investments in securities (cost: $66,790,495) (e)............................   $69,343,548
                                                                                                   -----------
                                                                                                   -----------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by prodedures described in note 2 to the financial statements.
(b) Represents a debt security with a weighted average net pass-through rate which varies based on the pool of underlying collateral. The rate disclosed is the rate in effect at December 31, 1995.
(c) Represents a debt security that pays no interest and principal during their initial accrual periods, but accrue additional principal at specific rates. Interest rate disclosed represents current yield based upon estimated future cash flows.
(d) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 7 to the financial statements). Information concerning the illiquid securities held at December 31, 1995, which includes aquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                               DATE         COST
--------                                            -----------  ----------
Bank Mart Funding Corporation CMO.................    5/27/94    $3,975,000
International Capital Markets Acceptance
Corporation.......................................    1/17/95     1,590,962
                                                                 ----------
                                                                 $5,565,962
                                                                 ----------
                                                                 ----------

(e) At December 31, 1995 the cost of securities for federal income tax purposes was $66,790,495. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation.....................  $2,554,202
        Gross unrealized depreciation.....................      (1,149)
                                                            ----------
        Net unrealized appreciation.......................  $2,553,053
                                                            ----------
                                                            ----------

INDEX 500 PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
COMMON STOCKS (99.5%)
  CAPITAL GOODS (7.4%)
    Machinery (7.4%)
 3,600   Alco Standard Corporation...................................  $    164,250
 7,000   Allied-Signal, Inc..........................................       332,499
 4,600   AMP, Inc....................................................       176,525
 4,000   Applied Materials, Inc. (b).................................       157,500
 8,600   Baker Hughes, Inc...........................................       209,625
 3,600   Browning-Ferris Industries, Inc.............................       106,200
 4,300   Caterpillar, Inc............................................       252,625
 1,800   Cooper Industries...........................................        66,150
 2,600   Cummins Engine Company, Inc.................................        96,200
 6,300   Dana Corporation............................................       184,275
 7,000   Deere & Company.............................................       246,750
 2,800   Dial Corporation............................................        82,950
 5,600   Dover Corporation...........................................       206,500
 3,900   Dresser Industries, Inc.....................................        95,063
 1,100   Eaton Corporation...........................................        58,988
 5,800   Emerson Electric Co.........................................       474,149
 1,400   Fluor Corporation...........................................        92,400
   700   Foster Wheeler Corporation..................................        29,750
44,500   General Electric Company....................................     3,203,999
 1,700   Grainger W W, Inc...........................................       112,625
 4,600   Halliburton Company.........................................       232,875
   800   Helmerich & Payne, Inc......................................        23,800
 6,500   HIG Hartford (b)............................................       314,438
 1,800   Illinois Tool Works, Inc....................................       106,200
 4,600   Ingersoll-Rand Company......................................       161,575
 3,400   ITT Corporation (b).........................................       180,200
13,500   Laidlaw, Inc. (c)...........................................       138,375
 2,000   McDermott International, Inc................................        44,000
 2,950   Navistar International Corporation (b)......................        30,975
   600   Ogden Corporation...........................................        12,825
   690   Paccar, Inc.................................................        29,066
 3,100   Raychem Corporation.........................................       176,313
   900   Rowan Companies, Inc (b)....................................         8,888
 7,900   Safety-Kleen Corp...........................................       123,438
   500   Teledyne, Inc...............................................        12,813
 1,200   Textron, Inc................................................        81,000
 1,900   Stanley Works...............................................        97,850
   500   Trinova Corporation.........................................        14,313
 3,200   Tyco International Ltd......................................       114,000
 1,800   Varity Corporation (b)......................................        66,825
 2,900   Western Atlas Corporation (b)...............................       146,450
10,200   Westinghouse Electric Corporation...........................       168,300
 6,000   Whitman Corporation.........................................       139,500
12,500   WMX Technologies, Inc.......................................       373,438
                                                                       ------------
                                                                          9,146,480
                                                                       ------------
  CONSUMER GOODS AND SERVICES (35.7%)
    Consumer Goods (19.5%)
19,900   Abbott Laboratories.........................................       830,824
 4,600   Adolph Coors Company........................................       101,775
 6,200   Alberto-Culver Company......................................       213,125
 2,500   Alza Corporation (b)........................................        61,875
 4,800   American Brands, Inc........................................       214,200
 7,800   American Home Products Corporation..........................       756,599
 6,400   Amgen, Inc. (b).............................................       380,000

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
 6,100   Anheuser-Busch Companies, Inc...............................  $    407,937
 1,400   Avon Products...............................................       105,525
 3,700   Bausch & Lomb Incorporated..................................       146,613
 7,000   Baxter International Inc....................................       293,125
 1,200   Becton, Dickinson And Company...............................        90,000
 3,900   Beverly Enterprises (b).....................................        41,438
 1,400   Biomet, Inc. (b)............................................        25,025
 4,600   Boston Scientific Corporation (b)...........................       225,400
13,000   Bristol-Myers Squibb Company................................     1,116,374
 2,400   Brown-Forman Inc............................................        87,600
 3,700   C.R. Bard, Inc..............................................       119,325
 1,900   Cabletron Systems, Inc. (b).................................       153,900
33,500   Coca-Cola Company...........................................     2,487,374
 3,900   Colgate-Palmolive Company...................................       273,975
11,971   Columbia/HCA Healthcare Corporation.........................       607,527
 2,800   Community Psychiatric Centers (b)...........................        34,300
14,200   Eli Lilly & Company.........................................       798,749
11,200   Gillette Company............................................       583,799
 2,800   Harcourt General, Inc.......................................       117,250
 6,200   Humana (b)..................................................       169,725
 1,500   International Flavors & Fragrances Inc......................        72,000
17,400   Johnson & Johnson...........................................     1,489,874
 6,800   Mallinckrodt Group, Inc.....................................       247,350
 4,900   Manor Care, Inc.............................................       171,500
 7,200   Medtronic Inc...............................................       402,300
32,000   Merck & Co., Inc............................................     2,103,999
20,000   Pepsico, Inc................................................     1,117,499
16,200   Pfizer Inc..................................................     1,020,599
13,055   Pharmacia & Upjohn..........................................       505,880
23,400   Philip Morris Companies, Inc................................     2,117,699
18,334   Procter & Gamble Company....................................     1,521,721
 9,000   Schering-Plough Corporation.................................       492,750
 3,000   Service Corporation International...........................       132,000
 5,700   St. Jude Medical, Inc. (b)..................................       245,100
10,300   Tenet Healthcare Corporation (b)............................       213,725
 2,000   Clorox Company..............................................       143,250
 8,100   Seagram Company, Ltd. (c)...................................       280,463
 4,000   Unilever N.V. (c)...........................................       562,999
 3,400   United Health Care..........................................       222,700
 3,600   United States Surgical Corporation..........................        76,950
 3,100   US Healthcare, Inc..........................................       144,150
 4,300   UST Inc.....................................................       143,513
 2,800   Warner-Lambert Company......................................       271,950
                                                                       ------------
                                                                         24,143,330
                                                                       ------------
    Consumer Services (5.2%)
 3,700   Capital Cities/ABC, Inc.....................................       456,488
 7,800   Comcast Corporation.........................................       141,863
 4,700   CUC International, Inc. (b).................................       160,388
 3,300   Deluxe Corp.................................................        95,700
 3,400   R R Donnelley & Sons Company................................       133,875
 2,200   Dow Jones & Company Inc.....................................        87,725
 4,360   Dun & Bradstreet Corporation................................       282,310
 3,825   Eastman Chemical Company....................................       239,541
 8,000   Eastman Kodak Company.......................................       536,000
 2,900   Gannett Company.............................................       177,988
 1,800   Harrah's Entertainment (b)..................................        43,650
 6,800   Hasbro Inc..................................................       210,800

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
 1,200   Hilton Hotels Corporation...................................  $     73,800
   600   John H. Harland Company.....................................        12,525
 2,000   Jostens, Inc................................................        48,500
   600   King World Productions, Inc. (b)............................        23,325
 3,000   Knight-Ridder, Inc..........................................       187,500
 5,100   Marriott International Inc..................................       195,075
 4,593   Mattel Inc..................................................       141,235
17,500   McDonalds Corp..............................................       789,688
 1,800   McGraw-Hill Companies, Inc..................................       156,825
 3,600   Meredith Corporation........................................       150,750
 2,100   Moore Corporation Limited...................................        39,113
 4,000   Polaroid Corporation........................................       189,500
 2,900   New York Times Company......................................        85,913
 8,400   Time Warner Inc.............................................       318,150
 1,600   Times Mirror Company........................................        54,200
 1,500   Tribune Company.............................................        91,688
 8,730   Viacom (b)..................................................       413,584
12,900   Walt Disney Company.........................................       761,099
 6,200   Wendy's International, Inc..................................       131,750
                                                                       ------------
                                                                          6,430,548
                                                                       ------------
    Food (3.3%)
 4,600   Albertson's Incorporated....................................       151,225
11,481   Archer-Daniels-Midland Company..............................       206,658
 6,700   Campbell Soup Company.......................................       402,000
 5,625   Conagra, Inc................................................       232,031
 3,000   CPC International...........................................       205,875
 3,300   Darden Restaurants, Inc.....................................        39,188
 7,600   Fleming Companies, Inc......................................       156,750
 3,300   General Mills, Inc..........................................       190,575
 4,500   Giant Food Inc..............................................       141,750
 7,800   H.J. Heinz Company..........................................       258,375
 2,900   Hershey Foods Corporation...................................       188,500
 5,100   Kellogg Company.............................................       393,975
 6,300   Quaker Oats Company.........................................       217,350
 2,600   Ralston Purina Group........................................       162,175
11,700   Sara Lee Corporation........................................       372,938
 7,400   Super Valu Inc..............................................       233,100
 6,000   Sysco Corporation...........................................       195,000
 2,100   The Kroger Co. (b)..........................................        78,750
 4,800   Winn-Dixie Stores, Incorporated.............................       177,000
 2,100   Wm. Wrigley Jr. Company.....................................       110,250
                                                                       ------------
                                                                          4,113,465
                                                                       ------------
    Retail (4.2%)
 8,500   American Stores Company.....................................       227,375
 2,200   Circuit City Stores, Inc....................................        60,775
 1,300   Dayton Hudson Corporation...................................        97,500
 3,700   Dillard Department Stores, Inc..............................       105,450
 5,500   Federated Department Stores (b).............................       151,250
12,424   Home Depot Inc..............................................       594,798
 4,500   J.C. Penney Company, Inc....................................       214,313
 7,300   K Mart Corporation (b)......................................        52,925
 1,200   Longs Drug Stores Corp......................................        57,450
 3,100   Melville Corporation........................................        95,325
 1,000   Mercantile Stores Company, Inc..............................        46,250
 3,200   Nike, Inc...................................................       222,800
 3,700   Nordstrom, Inc..............................................       149,850
11,800   Price/Costco Corporation (b)................................       179,950
 3,600   Reebok International Ltd....................................       101,700
 1,000   Rite Aid Corporation........................................        34,250
 8,800   Sears, Roebuck and Company..................................       343,200

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
 3,800   Tandy Corporation...........................................  $    157,700
 6,000   Gap, Inc....................................................       252,000
 7,500   Limited, Inc................................................       130,313
 5,000   May Department Stores Company...............................       211,250
 1,000   Stride Rite Corporation.....................................         7,500
 5,650   Toys R Us (b)...............................................       122,888
61,500   Wal-Mart Stores, Inc........................................     1,376,062
 4,400   Walgreen Company............................................       131,450
 9,100   Woolworth Corporation (b)...................................       118,300
                                                                       ------------
                                                                          5,242,624
                                                                       ------------
    Consumer Cyclicals (3.5%)
 8,800   Chrysler Corporation Holding Co.............................       487,300
 4,500   Cooper Tire & Rubber Company................................       110,813
 3,900   Corning Inc.................................................       124,800
 2,000   Echlin Inc..................................................        73,000
27,000   Ford Motor..................................................       783,000
19,600   General Motors Corporation..................................     1,036,349
 5,900   Genuine Parts Company.......................................       241,900
 4,800   Interpublic Group Company...................................       208,200
 2,700   Johnson Controls............................................       185,625
 1,600   Liz Claiborne, Inc..........................................        44,400
 4,300   Maytag Company..............................................        87,075
 3,000   Newell Co...................................................        77,625
   400   Owens-Corning Fiberglas Corporation (b).....................        17,950
 3,000   Pep Boys....................................................        76,875
 2,000   Premark International Inc...................................       101,250
 3,600   Rubbermaid Incorporated.....................................        91,800
 1,100   Russell Corporation.........................................        30,525
 3,500   Snap-On Tools Corporation...................................       158,375
 1,100   The Black & Decker Corporation..............................        38,775
 2,500   The Goodyear Tire & Rubber Company..........................       113,438
 2,200   V.F. Corporation............................................       116,050
 1,600   Whirlpool Corporation.......................................        85,200
                                                                       ------------
                                                                          4,290,325
                                                                       ------------
  CREDIT SENSITIVE (25.3%)
    Building (.6%)
 1,200   Armstrong World Industries, Inc.............................        74,400
 1,000   Fleetwood Enterprises, Inc..................................        25,750
 2,800   Lowe's Companies, Inc.......................................        93,800
 6,900   Masco Corporation...........................................       216,488
 3,800   PPG Industries, Incorporated................................       173,850
 3,100   Sherwin-Williams Company....................................       126,325
                                                                       ------------
                                                                            710,613
                                                                       ------------
    Finance (13.1%)
 2,100   Aetna Life & Casualty Company...............................       145,425
 9,400   Ahmanson & Company H.F......................................       249,100
 2,300   Alexander & Alexander Services Inc..........................        43,700
10,857   Allstate Corporation........................................       446,494
12,300   American Express Company....................................       508,912
 4,100   American General Corporation................................       142,988
11,980   American International Group, Inc...........................     1,108,149
10,252   Banc One Corporation........................................       387,013
 5,200   Bank of Boston Corporation..................................       240,500
 4,300   Bank of New York Company, Inc...............................       209,625
10,204   BankAmerica Corporation.....................................       660,709
 3,400   Bankers Trust New York Corporation..........................       226,100
 4,400   Barnett Banks of Florida, Inc...............................       259,600
 2,600   Beneficial Corporation......................................       121,225

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  CREDIT SENSITIVE--CONTINUED
 5,900   H & R Block, Inc............................................  $    238,950
 4,500   Boatmens Bancshares Inc.....................................       183,938
 4,100   Chase Manhattan Corporation.................................       248,563
 5,970   Chemical Banking Corporation................................       350,738
 1,700   Chubb Corporation...........................................       164,475
 2,000   Cigna Corporation...........................................       206,500
11,200   Citicorp....................................................       753,199
 4,500   Comerica....................................................       180,563
 2,400   Corestates Financial Corp...................................        90,900
 4,195   Dean Witter Discover & Co...................................       197,165
 4,700   Federal Home Loan Mortgage Corporation......................       392,450
 7,200   Federal National Mortgage...................................       893,699
 3,500   First Bank Systems, Incorporated............................       173,688
 7,237   First Chicago Corporation...................................       285,862
 5,600   First Data Corp.............................................       374,500
 1,700   First Fidelity Bancorporation...............................       128,138
 1,600   First Interstate Bancorp....................................       218,400
 3,900   First Union Corporation.....................................       216,938
 9,680   Fleet Financial Group, Incorporated.........................       394,460
 1,700   General RE Corporation......................................       263,500
 1,600   Golden West Financial Corporation...........................        88,400
 8,650   Great Western Financial Corporation.........................       220,575
 2,400   Household International, Inc................................       141,900
 4,800   Jefferson-Pilot Corporation.................................       223,200
 4,200   JP Morgan & Co Incorporated.................................       337,050
 4,300   Keycorp.....................................................       155,875
 1,800   Lincoln National Corporation................................        96,750
 2,800   Loews Corporation...........................................       219,450
 1,300   Marsh & McLennen............................................       115,375
 2,700   MBNA Corporation............................................        99,563
 3,900   Mellon Bank Corporation.....................................       209,625
 3,800   Merrill Lynch & Co., Inc....................................       193,800
 1,900   Morgan Stanley Group........................................       153,188
 3,600   National City Corporation...................................       119,250
 7,456   Nationsbank Corp............................................       519,123
10,600   Norwest Corporation.........................................       349,800
 5,400   PNC Bank Corp...............................................       174,150
 5,300   Providian Corporation.......................................       215,975
 2,500   Republic New York Corporation...............................       155,313
 6,000   Safeco Corporation..........................................       207,000
 2,000   Salomon Inc.................................................        71,000
 3,400   St. Paul Companies, Inc.....................................       189,125
 2,200   Suntrust Banks, Inc.........................................       150,700
 2,550   Torchmark Corporation.......................................       115,388
 1,200   Transamerica Corporation....................................        87,450
 4,100   U.S. Bancorp................................................       137,863
 1,500   UNUM Corporation............................................        82,500
 7,300   USF&G Corporation...........................................       123,188
 2,400   U.S. Life Corporation.......................................        71,700
 6,200   Wachovia Corporation........................................       283,650
 1,000   Wells Fargo & Company.......................................       216,000
                                                                       ------------
                                                                         16,230,092
                                                                       ------------
    Utilities (11.7%)
14,400   Airtouch Communications (b).................................       406,800
 4,100   Alltel Corp.................................................       120,950
 4,100   American Electric Power Company, Inc........................       166,050
15,900   Ameritech...................................................       938,099
41,535   AT&T Corporation............................................     2,689,390
 2,800   Baltimore Gas And Electric Company..........................        79,800
12,300   Bell Atlantic Corporation...................................       822,562

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  CREDIT SENSITIVE--CONTINUED
26,000   BellSouth Corporation.......................................  $  1,130,999
 6,500   Carolina Power & Light Company..............................       224,250
 3,100   Central & Southwest Corporation.............................        86,413
 5,932   Cinergy.....................................................       181,668
 5,500   Consolidated Edison Company of New York.....................       176,000
 3,000   Consolidated Natural Gas Company............................       136,125
 5,300   Detroit Edison Company......................................       182,850
 3,550   Dominion Resources, Inc.....................................       146,438
 3,900   Duke Power Company..........................................       184,763
 5,900   Enron Corp..................................................       224,938
 3,900   Entergy Corporation.........................................       114,075
 4,700   FPL Group, Inc..............................................       217,963
24,200   GTE Corporation.............................................     1,064,799
 8,600   Houston Industries Incorporated.............................       208,550
 5,200   Niagara Mohawk Power Corporation............................        50,050
 2,200   Nicor, Inc..................................................        60,500
 1,300   Northern States Power Company...............................        63,863
11,400   Nynex Corporation...........................................       615,599
 3,700   Ohio Edison Company.........................................        86,950
   800   Oneok Inc...................................................        18,300
 5,100   Pacific Enterprises.........................................       144,075
10,300   Pacific Gas & Electric Company..............................       292,263
10,500   Pacific Telesis Group.......................................       353,063
12,500   Pacificorp..................................................       265,625
 4,200   Peco Energy Company.........................................       126,525
 2,000   Peoples Energy Corporation..................................        63,500
 3,750   Public Service Enterprise Group Inc.........................       114,844
17,300   SBC Communications Inc......................................       994,749
10,000   SCE Corporation.............................................       177,500
 4,600   Texas Utilities Company.....................................       189,175
17,800   Southern Company............................................       438,325
 5,500   Unicom Corporation..........................................       180,125
 2,200   Union Electric Company......................................        91,850
12,200   U.S. West Media Group (b)...................................       231,800
11,700   U.S. West, Inc..............................................       418,275
                                                                       ------------
                                                                         14,480,438
                                                                       ------------
  INTERMEDIATE GOODS AND SERVICES (17.6%)
    Energy (9.2%)
 1,800   Amerada Hess Corporation....................................        95,400
14,400   Amoco Corporation...........................................     1,034,999
 7,100   Ashland Incorporated........................................       249,388
 3,800   Atlantic Richfield Company..................................       420,850
 2,100   Burlington Resources, Inc...................................        82,425
18,400   Chevron Corporation.........................................       965,999
 5,600   Coastal Corporation.........................................       208,600
 2,900   Columbia Gas System, Inc. (b)...............................       127,238
 2,500   Enserch Corp................................................        40,625
32,500   Exxon Corporation...........................................     2,604,062
 1,600   Kerr-McGee Corporation......................................       101,600
10,600   Mobil Corporation...........................................     1,187,199
 6,300   Noram Energy................................................        55,913
 7,700   Occidental Petroleum Corporation............................       164,588
 2,500   Oryx Energy Company (b).....................................        33,438
 7,900   Panhandle Eastern Corporation...............................       220,213
   800   Pennzoil Company............................................        33,800
 4,900   Phillips Petroleum Company..................................       167,213
13,900   Royal Dutch Petroleum (c)...................................     1,961,637
   300   Santa Fe Energy Resources, Inc (b)..........................         2,888
 6,200   Schlumberger, Ltd. (c)......................................       429,350
 4,000   Sonat Inc...................................................       142,500

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
 5,400   Sun Company, Inc............................................  $    147,825
 4,300   Tenneco Inc.................................................       213,388
 6,900   Texaco, Inc.................................................       541,650
 4,800   Unocal Corporation..........................................       139,800
 5,900   USX--Marathon Group.........................................       115,050
                                                                       ------------
                                                                         11,487,638
                                                                       ------------
    Materials (6.9%)
 2,300   Air Products and Chemicals, Inc.............................       121,325
 4,575   Alcan Aluminum Limited (c)..................................       142,397
 3,800   Aluminum Company of America.................................       200,925
 1,400   Asarco Incorporated.........................................        44,800
 1,900   Avery Dennison Corp.........................................        95,238
 7,300   Barrick Gold Corporation (c)................................       192,538
   800   Bemis Company, Inc..........................................        20,500
 2,900   Bethlehem Steel Corporation (b).............................        40,600
   566   Boise Cascade Corporation...................................        19,598
 2,500   Champion International Corporation..........................       105,000
 3,400   Crown Cork & Seal Company, Inc. (b).........................       141,950
   950   Cyprus Amax Minerals Company................................        24,819
 6,700   Dow Chemical Company........................................       471,513
14,400   E.I. Du Pont De Nemours and Company.........................     1,006,199
   900   Echo Bay Mines, Ltd (c).....................................         9,338
 1,687   Engelhard Corporation.......................................        36,692
   400   Federal Paper Board Company, Inc............................        20,750
 1,600   FMC Corporation (b).........................................       108,200
11,400   Freeport-McMoran Copper.....................................       320,625
 2,200   Georgia-Pacific Corporation.................................       150,975
 1,900   W R Grace & Co..............................................       112,338
 3,400   Great Lakes Chemical Corporation............................       244,800
 2,700   Hercules Incorporated.......................................       152,213
11,500   Homestake Mining Company....................................       179,688
 5,500   Inco Limited (c)............................................       182,875
 4,800   International Paper Company.................................       181,800
 7,100   Kimberly-Clark Corporation..................................       587,524
 5,600   Louisiana-Pacific Corporation...............................       135,800
 1,200   Mead Corporation............................................        62,700
 3,100   Monsanto Company............................................       379,750
 3,600   Morton International........................................       129,150
 5,800   Nalco Chemical Company......................................       174,725
 1,622   Newmont Mining Corporation..................................        73,396
 1,500   Nucor Corporation...........................................        85,688
 1,400   Phelps Dodge Corporation....................................        87,150
 2,100   Pioneer Hi-Bred International, Inc..........................       116,813
 5,100   Placer Dome, Inc. (c).......................................       123,038
   600   Potlatch Corporation........................................        24,000
 3,200   Praxair Inc.................................................       107,600
 2,100   Reynolds Metals Company.....................................       118,913
 1,600   Rohm And Haas Company.......................................       103,000
 3,000   Sigma-Aldrich...............................................       148,500
 3,010   Stone Container Corporation.................................        43,269
 1,900   Temple-Inland Inc...........................................        83,838
 3,000   Williams Company............................................       131,625
 8,467   Travelers Inc...............................................       532,363
 1,550   Union Camp Corporation......................................        73,819
 3,900   Union Carbide Corporation...................................       146,250
 5,640   USX--U.S. Steel Group Inc...................................       173,430
 6,000   Westvaco Corporation........................................       166,500
 4,900   Weyerhaeuser Company........................................       211,925
 2,400   Willamette Industries Incorporated..........................       135,000

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
 3,300   Worthington Industries......................................  $     68,681
                                                                       ------------
                                                                          8,552,143
                                                                       ------------
    Transportation (1.5%)
 1,000   AMR Corporation (b).........................................        74,250
 3,573   Burlington Northern Santa Fe................................       278,694
 1,600   Conrail Corporation.........................................       112,000
 1,100   Consolidated Freightways, Inc...............................        29,150
 7,400   CSX Corporation.............................................       337,625
 1,100   Delta Air Lines, Inc........................................        81,263
   900   Federal Express Corporation (b).............................        66,488
 2,600   Norfolk Southern Corporation................................       206,375
 1,300   Roadway Services, Inc.......................................        63,538
 1,500   Sante Fe Pacific Gold Corporation...........................        18,188
 3,300   Southwest Airlines Company..................................        76,725
 4,800   Union Pacific Corporation...................................       316,800
18,400   US Air Group, Inc. (b)......................................       243,800
                                                                       ------------
                                                                          1,904,896
                                                                       ------------
  TECHNOLOGY (13.5%)
 2,600   Advanced Micro Devices, Inc. (b)............................        42,900
 1,000   Amdahl (b)..................................................         8,500
 2,300   Andrew Corporation (b)......................................        87,975
 2,600   Apple Computer Incorporated.................................        82,875
 2,200   Autodesk, Inc...............................................        75,350
 3,500   Automatic Data Processing Inc...............................       259,875
 8,900   Boeing Company..............................................       697,537
 6,800   Cisco Systems, Inc. (b).....................................       507,450
 6,100   Compaq Computer Corporation (b).............................       292,800
 6,350   Computer Associates International...........................       361,156
   600   Crane Co....................................................        22,125
   500   Cray Research, Inc. (b).....................................        12,375
 5,600   Digital Equipment (b).......................................       359,100
 2,400   DSC Communications (b)......................................        88,500
 1,600   EG&G, Inc...................................................        38,800
 2,000   General Dynamics Corporation................................       118,250
 2,700   B F Goodrich Company........................................       183,938
 4,000   Harris Corporation..........................................       218,500
13,800   Hewlett-Packard Company.....................................     1,155,749
 4,300   Honeywell Inc...............................................       209,088
22,200   Intel.......................................................     1,259,849
15,100   International Business Machines Corporation.................     1,385,424
 5,219   Lockheed Martin Corporation.................................       412,301
 4,200   Loral Corporation...........................................       148,575
 5,000   LSI Logic Corporation (b)...................................       163,750
 3,600   McDonnell Douglas Corporation...............................       331,200
17,900   MCI Communications..........................................       467,638
 5,800   Micron Technology, Inc......................................       229,825
15,900   Microsoft Corporation (b)...................................     1,395,224
10,900   Minnesota Mining and Manufacturing Company..................       722,125
14,700   Motorola....................................................       837,900
 6,400   National Semiconductor Corporation (b)......................       142,400
 5,700   Northern Telecom Limited....................................       245,100
 3,000   Northrop Grumman Corporation................................       192,000
 8,500   Novell, Inc. (b)............................................       121,125
10,400   Oracle Corporation (b)......................................       440,700
 3,499   Pall Corporation............................................        94,036
 2,800   Perkin-Elmer Corporation....................................       105,700
 2,800   Pitney Bowes, Inc...........................................       131,600
 6,500   Raytheon Company............................................       307,125

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
  TECHNOLOGY--CONTINUED
 5,400   Rockwell International Corporation..........................  $    285,525
 4,400   Scientific-Atlanta Inc......................................        66,000
 3,200   Silicon Graphics, Inc. (b)..................................        88,000
10,100   Sprint Corporation..........................................       402,738
 8,400   Sun Microsystems, Inc. (b)..................................       383,250
 6,600   Tandem Computers, Inc. (b)..................................        70,125
15,500   Tele-Communications, Inc. (b)...............................       308,063
 2,600   Tellabs, Inc. (b)...........................................        96,200
 4,600   Texas Instruments, Inc......................................       238,050
   400   Thomas & Betts Corporation..................................        29,500
 1,000   TRW Inc.....................................................        77,500
 2,500   United Technologies Corporation.............................       237,188
12,400   Unisys Corporation (b)......................................        69,750
 2,700   Xerox Corporation...........................................       369,900
                                                                       ------------
                                                                         16,678,229
                                                                       ------------
Total common stocks
    (cost: $89,874,004)..............................................   123,410,821
                                                                       ------------
                                                                          MARKET
SHARES                                                                   VALUE(A)
-------                                                                ------------
PREFERRED STOCKS (--%)
    20   Teledyne....................................................  $        288
                                                                       ------------
Total preferred stocks
    (cost: $265).....................................................           288
                                                                       ------------
SHORT-TERM SECURITIES (.3%)
346,283  Temporary Investment Fund, Inc.-- TempFund Portfolio,
           current rate 5.82%........................................       346,283
                                                                       ------------
Total short-term securities
    (cost: $346,283).................................................       346,283
                                                                       ------------
Total investments in securities
    (cost: $90,220,552) (d)..........................................  $123,757,392
                                                                       ------------
                                                                       ------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 3.2% of net assets in foreign securities at December 31, 1995
(d) At December 31, 1995, the cost of securities for federal income tax purposes was $90,393,093. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

        Gross unrealized appreciation.............  $34,998,952
        Gross unrealized depreciation.............   (1,634,653)
                                                    -----------
        Net unrealized appreciation...............  $33,364,299
                                                    -----------
                                                    -----------

CAPITAL APPRECIATION PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
COMMON STOCKS (95.4%)
  CAPITAL GOODS (1.6%)
    Machinery (1.6%)
   51,350  Thermo Electron Corporation (b)..................................  $    2,670,200
                                                                              --------------
  CONSUMER GOODS AND SERVICES (40.6%)
    Consumer Goods (22.4%)
   81,500  Amgen, Inc. (b)..................................................       4,839,063
   60,700  The Coca-Cola Company............................................       4,506,975
   81,000  Merck & Co., Inc.................................................       5,325,750
   59,000  Oxford Health Plan, Inc. (b).....................................       4,358,625
   81,200  Pfizer, Inc......................................................       5,115,600
  101,650  St. Jude Medical, Inc. (b).......................................       4,370,950
  123,800  United Health Care...............................................       8,108,899
                                                                              --------------
                                                                                  36,625,862
                                                                              --------------
    Consumer Services (3.5%)
   85,000  Carnival Corporation (c).........................................       2,071,875
   77,939  Viacom (b).......................................................       3,692,360
                                                                              --------------
                                                                                   5,764,235
                                                                              --------------
    Retail (13.4%)
  240,225  Dollar General Corporation.......................................       4,984,669
  155,533  The Home Depot, Inc..............................................       7,446,141
  135,100  Intimate Brands, Inc.............................................       2,026,500
   53,600  Kohl's, Inc. (b).................................................       2,814,000
  238,300  Office Depot, Inc. (b)...........................................       4,706,425
                                                                              --------------
                                                                                  21,977,735
                                                                              --------------
    Food (1.2%)
   54,300  Outback Steakhouse, Inc. (b).....................................       1,948,013
                                                                              --------------
  CREDIT SENSITIVE (11.4%)
    Building (2.8%)
  139,200  Lowe's Companies, Inc............................................       4,663,200
                                                                              --------------
    Finance (4.8%)
   64,900  First Data Corporation...........................................       4,340,188
   95,900  MBNA Corporation.................................................       3,536,313
                                                                              --------------
                                                                                   7,876,501
                                                                              --------------
    Utilities (3.8%)
  218,400  Airtouch Communications (b)......................................       6,169,800
                                                                              --------------

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  TECHNOLOGY (41.8%)
  135,550  Computer Associates International................................  $    7,709,405
  109,000  Intel............................................................       6,185,750
  187,900  MCI Communications...............................................       4,908,888
   58,100  Microsoft Corporation (b)........................................       5,098,275
  118,700  Motorola.........................................................       6,765,900
  152,900  Oracle Corporation (b)...........................................       6,479,138
  168,000  Paging Network, Inc. (b).........................................       4,095,000
   76,100  Parametric Technology Corporation (b)............................       5,060,650
  146,900  Silicon Graphics, Inc. (b).......................................       4,039,750
   33,100  Xerox Corporation................................................       4,534,700
  109,300  Cisco Systems, Inc. (b)..........................................       8,156,512
  128,000  General Instrument Corporation (b)...............................       2,992,000
   58,900  Micron Technology, Inc...........................................       2,333,913
                                                                              --------------
                                                                                  68,359,881
                                                                              --------------
Total common stocks
    (cost: $120,517,608)....................................................     156,055,427
                                                                              --------------
PREFERRED STOCKS (2.9%)
  TECHNOLOGY (2.9%)
  121,700  Nokia Corp ADR (c)...............................................       4,731,088
                                                                              --------------
Total preferred stocks
    (cost: $5,114,676)......................................................       4,731,088
                                                                              --------------

PRINCIPAL
---------
SHORT-TERM SECURITIES (1.1%)
$1,809,123 Temporary Investments Fund, Inc.-- TempFund Portfolio, current
             rate 5.82% ....................................................       1,809,123
                                                                              --------------
Total short-term securities
    (cost: $1,809,123)......................................................       1,809,123
                                                                              --------------
Total investments in securities
    (cost: $127,441,407) (d)................................................    $162,595,638
                                                                              --------------
                                                                              --------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 4.2% of net assets in foreign securities at December 31, 1995.
(d) At December 31, 1995, the cost of securities for federal income tax purposes was $127,455,347. The agrgregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $40,171,628
         Gross unrealized depreciation.....................   (5,031,337)
                                                             -----------
         Net unrealized appreciation.......................  $35,140,291
                                                             -----------
                                                             -----------

INTERNATIONAL STOCK PORTFOLIO

INVESTMENTS IN SECURITIES

December 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
COMMON STOCKS (83.7%)
  AUSTRALIA (4.9%)
    Banking (1.0%)
   66,163  National Australia Bank..........................................  $      595,520
  190,087  Westpac Banking..................................................         842,741
    Building Materials and Components (1.2%)
  648,423  Pioneer International............................................       1,673,722
    Transportation (2.7%)
  127,500  Brambles Industries..............................................       1,422,646
  507,000  BTR Nylex Ltd....................................................       1,372,792
   61,000  Qantas Airways Limited ADR 144A (d)..............................       1,016,418
                                                                              --------------
                                                                                   6,923,839
                                                                              --------------
  AUSTRIA (2.4%)
    Electrical and Electronics (1.7%)
   12,980  Bohler-Uddeholm 144A (d)(b)......................................         992,486
   10,850  Va Technologie 144A (d)..........................................       1,379,109
    Utilities--Gas and Electric (.7%)
    7,000  Evn Energie-Versorung............................................         962,735
                                                                              --------------
                                                                                   3,334,330
                                                                              --------------
  BELGIUM (1.9%)
    Chemicals (1.9%)
    2,500  Solvay...........................................................       1,350,704
   20,000  Union Miniere (b)................................................       1,338,812
                                                                              --------------
                                                                                   2,689,516
                                                                              --------------
  BRAZIL (.9%)
    Telecommunications (.9%)
   27,500  Telecomunicacoes Brasileiras ADR.................................       1,302,813
                                                                              --------------
  CANADA (3.2%)
    Banking (2.1%)
   60,500  Canadian Imperial Bank of Commerce...............................       1,802,125
  135,000  National Bank of Montreal........................................       1,101,210
    Insurance (.9%)
   65,000  London Insurance Group...........................................       1,316,594
    Mining and Metals--Container (.2%)
   39,000  Inmet............................................................         285,957
                                                                              --------------
                                                                                   4,505,886
                                                                              --------------
  CHILE (1.2%)
    Financial Services (.4%)
   21,000  Chile Fund Inc...................................................         546,000
    Telecommunications (.8%)
   14,000  Compania de Telefonos de Chile ADR...............................       1,160,250
                                                                              --------------
                                                                                   1,706,250
                                                                              --------------
  CZECH REPUBLIC (1.2%)
    Energy Services (.8%)
   31,510  Ceske Energeticke................................................       1,139,152
    Telecommunications (.4%)
    5,500  SPT Telecom......................................................         519,780
                                                                              --------------
                                                                                   1,658,932
                                                                              --------------

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  FINLAND (1.3%)
    Wholesale and International Trade (1.3%)
   75,000  Amer Group Ltd...................................................       1,172,845
   21,500  Metsa-Serla......................................................  $      663,518
                                                                              --------------
                                                                                   1,836,363
                                                                              --------------
  FRANCE (7.4%)
    Banking (1.5%)
   48,000  Banque Nationale de Paris ADR-- 144A (d).........................       2,168,175
    Electrical and Electronics (1.0%)
   17,000  Alcatel Alsthom..................................................       1,467,658
    Energy Sources (1.6%)
   30,262  Societe National Elf Aquitaine...................................       2,232,656
    Health and Personal Care (1.6%)
  102,000  Rhone-Poulenc....................................................       2,187,929
    Insurance (.5%)
   10,500  Axa (b)..........................................................         708,534
    Mining and Metal (.2%)
    5,900  Pechiney.........................................................         223,193
    Transportation (1.0%)
   50,000  Regie Des Usines Renault.........................................       1,441,607
                                                                              --------------
                                                                                  10,429,752
                                                                              --------------
  GERMANY (2.6%)
    Banking (1.3%)
   37,250  Deutsche Bank....................................................       1,772,351
    Chemicals (1.3%)
    6,950  Bayer............................................................       1,849,090
                                                                              --------------
                                                                                   3,621,441
                                                                              --------------
  HONG KONG (6.3%)
    Banking (1.2%)
  115,714  Hong Kong and Shanghai Banking...................................       1,750,990
    Food and Household Products (.5%)
2,937,000  Cafe de Coral....................................................         668,542
    Multi-Industry (2.6%)
  221,000  Hutchison Whampoa Ltd............................................       1,346,248
  365,947  Jardine Strategic Holdings (b)...................................       1,119,798
  175,739  Jardine Matheson Holdings........................................       1,203,812
    Transportation (1.1%)
  190,000  Swire Pacific Ltd................................................       1,474,405
    Utilities (.9%)
  405,000  Hong Kong Electric Holdings......................................       1,327,837
                                                                              --------------
                                                                                   8,891,632
                                                                              --------------
  INDIA (.5%)
    Financial Services (.5%)
  469,435  India Fund.......................................................         765,287
                                                                              --------------
  INDONESIA (.7%)
    Financial Services (.2%)
  315,000  J.F. Indonesia Fund..............................................         350,365
    Forest Products and Paper (.5%)
  268,000  P.T. Japfa Comfeed...............................................         131,865
  586,685  P.T. Pabrik Kertas Tjiwi Kimia...................................         538,849
                                                                              --------------
                                                                                   1,021,079
                                                                              --------------

              See accompanying notes to investments in securities.

INTERNATIONAL STOCK PORTFOLIO

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  ITALY (1.4%)
    Telecommunication (1.4%)
  960,000  Stet di Risp.....................................................  $    1,960,667
                                                                              --------------
  JAPAN (4.4%)
    Building Materials and Components (.6%)
   73,000  Daito Trust Construction.........................................         863,389
    Electrical and Electronics (3.2%)
  174,000  Hitachi Ltd......................................................       1,754,310
   80,000  Hitachi Koki.....................................................         725,921
   34,000  Sony Corporation.................................................       2,040,296
    Utilities--Gas and Electric (.6%)
   57,000  Kyudenko.........................................................         751,515
                                                                              --------------
                                                                                   6,135,431
                                                                              --------------
  KOREA (.7%)
    Financial Services (.7%)
       19  Korea International Trust (b)....................................         988,000
                                                                              --------------
  MEXICO (.3%)
    Chemicals (.3%)
  252,000  Vitro............................................................         385,944
                                                                              --------------
  NETHERLANDS (4.2%)
    Broadcasting, Advertising and Publishing (1.6%)
   33,875  International Nederlanden Group..................................       2,265,393
    Building Materials and Components (.3%)
   16,520  European Vinyls..................................................         429,750
    Insurance (1.5%)
   46,542  Aegon............................................................       2,061,450
    Merchandising (.8%)
   16,875  Koninklijke Bijenkorf Beheer.....................................       1,115,884
                                                                              --------------
                                                                                   5,872,477
                                                                              --------------
  NEW ZEALAND (2.3%)
    Forest Products and Paper (1.0%)
  675,000  Carter Holt Harvey...............................................       1,456,236
    Wholesale and International Trade (1.3%)
2,341,185  Brierley Investments.............................................       1,851,976
                                                                              --------------
                                                                                   3,308,212
                                                                              --------------
  NORWAY (2.8%)
    Energy Sources (.9%)
   98,000  Saga Petroleum...................................................       1,310,730
    Health and Personal Care (1.3%)
   68,000  Hafslund Nycomed.................................................       1,774,970
    Mining and Metals (.6%)
   78,000  Elkem............................................................         882,736
                                                                              --------------
                                                                                   3,968,436
                                                                              --------------
  PHILIPPINES (1.0%)
    Telecommunications (1.0%)
   25,000  Philippine Long Distance Telephone Company ADR...................       1,353,125
                                                                              --------------
  PORTUGAL (.6%)
    Banking (.2%)
   26,600  Banco Portugues de Investimento..................................         323,185
    Financial Services (.4%)
    6,000  Capital Portugal Fund............................................         530,173
                                                                              --------------
                                                                                     853,358
                                                                              --------------
                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  SINGAPORE (.7%)
    Financial Services (.2%)
   18,000  Singapore Fund...................................................  $      240,750
    Transportation (.5%)
   78,000  Singapore International Airline..................................         727,907
                                                                              --------------
                                                                                     968,657
                                                                              --------------
  SPAIN (8.8%)
    Banking (3.8%)
   85,000  Argentaria Bancaria ADR..........................................       1,710,625
    9,250  Banco de Andalucia...............................................       1,349,573
   61,500  Banco Bilbao Vizcaya.............................................       2,215,328
    Energy Sources (1.2%)
   52,000  Repsol...........................................................       1,703,813
    Telecommunications (1.2%)
  120,000  Telefonica de Espana.............................................       1,661,774
    Utilities--Gas and Electric (2.6%)
  250,000  Iberdrola........................................................       2,287,413
   24,800  Empresa. Nacional de Electricidad................................       1,404,397
                                                                              --------------
                                                                                  12,332,923
                                                                              --------------
  SWEDEN (7.3%)
    Banking (.8%)
   58,500  Stadshypotek.....................................................       1,174,024
    Business and Public Service (1.2%)
  114,500  Esselte..........................................................       1,727,727
    Forest Products and Paper (1.1%)
  122,000  Stora Kopparbergs................................................       1,463,513
    Health and Personal Care (2.9%)
   46,500  Astra............................................................       1,845,348
  105,000  Svenska Handelsbanken............................................       2,186,442
    Transportation (1.3%)
   90,000  Volvo............................................................       1,846,932
                                                                              --------------
                                                                                  10,243,986
                                                                              --------------
  SWITZERLAND (4.5%)
    Electrical and Electronics (1.4%)
    1,730  BBC Brown Boveri Cie.............................................       2,014,685
    Health and Personal Care (2.4%)
    1,660  Ares-Serono......................................................       1,168,556
    1,085  Societe Generale.................................................       2,159,343
    Insurance (.7%)
    3,400  Zuerich Versicherung.............................................       1,019,423
                                                                              --------------
                                                                                   6,362,007
                                                                              --------------
  THAILAND (.9%)
    Financial Services (.9%)
   57,507  Thai Fund........................................................       1,286,719
                                                                              --------------
  TURKEY (.4%)
    Financial Services (.4%)
   60,000  Turkish Growth Fund..............................................         622,500
                                                                              --------------
  UNITED KINGDOM (8.4%)
    Banking (1.0%)
  118,943  Barclays Bank....................................................       1,364,718
    Building Materials and Components (1.1%)
  365,000  BICC.L...........................................................       1,564,089
    Electrical and Electronics (.3%)
   44,500  Waste Management International ADR...............................         478,375
    Energy Services (3.2%)
  445,000  British Gas......................................................       1,754,903
   84,000  South Wales Electricity..........................................       1,222,019

              See accompanying notes to investments in securities.

INTERNATIONAL STOCK PORTFOLIO

                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  UNITED KINGDOM--CONTINUED
  127,500  Welsh Water......................................................  $    1,534,162
    Food and Household Products (2.3%)
2,082,536  Albert Fisher Group..............................................       1,552,005
  613,891  Hillsdown Holdings...............................................       1,610,784
    Merchandising (.5%)
   91,600  Kwik Save Group..................................................         716,779
                                                                              --------------
                                                                                  11,797,834
                                                                              --------------
  VENEZUELA (.5%)
    Energy Services (.5%)
1,012,793  Electricidad Caracas.............................................         691,951
                                                                              --------------
Total common stocks
    (cost $104,633,041).....................................................     117,819,347
                                                                              --------------
PREFERRED STOCKS AND OTHER (2.8%)
  ARGENTINA (1.0%)
    Multi-industry (1.0%)
   24,565  Compania de Inversiones en Telecommunications convertible
             preferred--7.0% (c)............................................       1,424,770
                                                                              --------------
                                                                                  MARKET
   SHARES                                                                        VALUE(A)
---------                                                                     --------------
  FRANCE (--%)
    Mining and Metal (--%)
    5,900  Pechiney Warrants (expiring 1/8/96)..............................  $           12
                                                                              --------------
  GERMANY (.6%)
    Energy Services (.6%)
    4,800  Veba Warrants (expiring 4/6/98)..................................         766,309
                                                                              --------------
  HONG KONG (--%)
    Multi-Industry (--%)
   50,000  Jardine Strategic Holdings cumulative convertible
             preferred--7.5%................................................          54,500
                                                                              --------------
  MEXICO (1.0%)
    Financial Services (1.0%)
   44,210  Nacional Financiera ADR--11.25%..................................       1,458,930
                                                                              --------------
  UNITED KINGDOM (.2%)
    Energy Services (.2%)
  137,700  Welsh Water......................................................         233,034
                                                                              --------------
Total preferred stocks and other
    (cost $3,430,146).......................................................       3,937,555
                                                                              --------------

PRINCIPAL
----------
LONG-TERM DEBT SECURITIES (1.0%)
  HONG KONG (1.0%)
    Finance (1.0%)
$1,680,000  PIV Investment Finance......................................   4.50%   12/01/00     1,394,400
                                                                                             ------------
            Total long-term debt securities (cost $1,388,161)..............................     1,394,400
                                                                                             ------------
SHORT-TERM SECURITIES (11.6%)
 5,000,000  Federal Home Loan Mortgage Corporation......................  5.580%   02/01/96     4,975,975
 4,000,000  Federal Home Loan Mortgage Corporation......................  5.440%   02/16/96     3,971,708
 2,500,000  Federal National Mortgage Association.......................  5.620%   01/05/96     2,498,439
 1,060,000  U.S. Treasury Note..........................................  8.875%   02/15/96     1,064,638
 3,785,000  Prime Value Fund, Inc.--Cash Investment Fund, current rate 5.47%...............     3,785,000
                                                                                             ------------
            Total short-term securities (cost $16,293,193).................................    16,295,760
                                                                                             ------------
            Total investments in securities (cost $125,744,541) (e)........................  $139,447,062
                                                                                             ------------
                                                                                             ------------

Notes to Investments in Securities
----------------------------------
(a) Securites are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) PRIDES--Preferred   Redeemed   Increased  Dividend   Equity  Securities  are
    structured as convertible preferred securities issued by a company. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. (See note 7 to the financial statements). Information concerning the illiquid securities held at December 31, 1995, which includes acquisition date and cost, is as follows:

                                                              ACQUISITION
SECURITY                                                         DATE         COST
------------------------------------------------------------  -----------  ----------
Quantas Airways Limited.....................................    Various    $  942,793
Bohler-Uddeholm.............................................    Various       824,910
Va Technologie..............................................    Various     1,026,767
Banque Nationale de Paris...................................    Various     2,172,218
                                                                           ----------
                                                                           $4,966,688
                                                                           ----------
                                                                           ----------

(e) At December 31, 1995 the cost of securities for federal income tax purposes was $127,707,556. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $18,036,041
         Gross unrealized depreciation.....................   (6,296,535)
                                                             -----------
         Net unrealized appreciation.......................  $11,739,506
                                                             -----------
                                                             -----------

SMALL COMPANY PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                          MARKET
 SHARES                                                                  VALUE(A)
-------                                                                ------------
COMMON STOCKS (85.9%)
  CAPITAL GOODS (8.4%)
    Machinery (8.4%)
28,500   AES China Generating Co Ltd (b)(c)..........................  $    228,000
46,350   Blount International Incorporated...........................     1,216,688
68,500   Elsag Bailey Process Automation (b)(c)......................     1,840,937
 2,000   Kaydon Corporation..........................................        60,750
18,100   Millipore Corporation.......................................       744,363
56,400   MSC Industrial Direct Co (b)................................     1,551,000
70,705   United Waste Systems, Inc (b)...............................     2,633,761
                                                                       ------------
                                                                          8,275,499
                                                                       ------------
  CONSUMER GOODS AND SERVICES (37.0%)
    Consumer Goods (7.8%)
40,585   Columbia/HCA Healthcare Corporation.........................     2,059,689
63,300   Idexx Laboratories Inc (b)..................................     2,975,100
19,834   Occusystems, Incorporated (b)...............................       396,680
22,500   Teva Pharmaceutical Industries (c)..........................     1,043,438
19,300   United Health Care..........................................     1,264,150
                                                                       ------------
                                                                          7,739,057
                                                                       ------------
    Consumer Services (9.6%)
59,774   Big Flower Press Holdings Incorporated (b)..................       926,497
58,700   Carmike Cinemas Inc (b).....................................     1,320,750
42,959   CUC International Inc (b)...................................     1,465,976
43,100   Gartner (b).................................................     2,063,413
37,200   GTECH Holdings Corporation (b)..............................       967,200
21,900   Lone Star Steakhouse & Saloon, Inc (b)......................       840,412
34,502   Manpower....................................................       970,369
37,900   Sola International Inc (b)..................................       956,975
                                                                       ------------
                                                                          9,511,592
                                                                       ------------
    Retail (14.5%)
74,000   Advanced Lighting Technologies, Inc (b).....................       740,000
 7,400   Amerisource Health Corporation (b)..........................       244,200
 7,400   APAC Teleservices, Incorporated (b).........................       246,975
54,100   Barnes & Noble Inc (b)......................................     1,568,900
67,520   Borders Group Incorporated (b)..............................     1,249,120
67,100   BT Office Products International, Inc (b)(c)................     1,073,600
95,300   Casey's General Stores Inc..................................     2,084,688
44,000   Eastbay Incorporated (b)....................................       869,000
51,700   Friedman's (b)..............................................       995,225
54,400   Global Directmail Corporation (b)...........................     1,496,000
25,300   Home Depot Inc..............................................     1,211,237
 2,800   Intimate Brands Inc.........................................        42,000
18,800   Kohl's Inc (b)..............................................       987,000
40,388   Office Depot, Inc (b).......................................       797,663
33,500   Orchard Supply Hardware (b).................................       690,937
                                                                       ------------
                                                                         14,296,545
                                                                       ------------
    Consumer Cyclicals (5.1%)
32,108   Exide Corporation...........................................     1,472,954
27,100   Stant Corporation...........................................       264,225

                                                                          MARKET
 SHARES                                                                  VALUE(A)
-------                                                                ------------
  CONSUMER GOODS AND SERVICES--CONTINUED
77,600   Tommy Hilfiger Corporation (b)..............................  $  3,288,300
                                                                       ------------
                                                                          5,025,479
                                                                       ------------
  CREDIT SENSITIVE (9.8%)
    Finance (8.3%)
66,800   Amerin (b)..................................................     1,786,900
47,365   First Data Corporation......................................     3,167,534
 5,900   MGIC Investment Corporation.................................       320,075
57,100   Partnerre Ltd (c)...........................................     1,570,250
70,700   Roosevelt Financial Group, Inc..............................     1,369,813
                                                                       ------------
                                                                          8,214,572
                                                                       ------------
    Utilities (1.5%)
66,600   Pansamsat Corporation (b)...................................     1,469,362
                                                                       ------------
  INTERMEDIATE GOODS AND SERVICES (6.3%)
    Materials (2.7%)
24,126   Cambrex Corporation.........................................       998,213
90,800   Citation Corporation (b)....................................     1,089,600
38,070   McWhorter Technology Inc (b)................................       561,533
   600   Valspar Corporation.........................................        26,775
                                                                       ------------
                                                                          2,676,121
                                                                       ------------
    Transportation (3.6%)
24,000   Eagle USA Airfreight, Inc (b)...............................       630,000
40,400   Fritz Companies (b).........................................     1,676,600
48,300   Landstar System, Inc (b) ...................................     1,292,025
                                                                       ------------
                                                                          3,598,625
                                                                       ------------
  TECHNOLOGY (24.4%)
14,700   Acxiom Corporation (b)......................................       402,412
14,800   Adtran Incorporated (b).....................................       803,825
29,900   The Bisys Group Inc (b).....................................       919,425
21,000   C-Cube Microsystems Incorporated (b)........................     1,312,500
 1,900   CKS Group Incorporated (b)..................................        74,100
30,400   Cognex Corporation (b)......................................     1,056,400
67,507   Computer Associates International...........................     3,839,461
110,200  Computron Software (b)......................................     1,983,600
82,302   Danka Business Systems (c)..................................     3,045,174
 1,932   Datastream Systems, Incorporated (b)........................        36,708
37,900   DSC Communications (b)......................................     1,397,562
34,373   Fore Systems Inc (b)........................................     2,045,194
58,700   Informix Corporation (b)....................................     1,761,000
20,100   J Ray McDermott Holdings Incorporated (b)...................       359,288
57,800   Mercury Interactive Corp (b)................................     1,054,850
 9,600   Objective Systems Integrator (b)............................       525,600
46,100   Oracle Corporation (b)......................................     1,953,487
25,300   Telephone and Data Systems, Inc.............................       999,350
 8,500   Uunet Technologies, Incorporated (b)........................       535,500
                                                                       ------------
                                                                         24,105,436
                                                                       ------------
Total common stocks
  (cost: $64,528,729)................................................    84,912,288
                                                                       ------------

              See accompanying notes to investments in securities.

SMALL COMPANY PORTFOLIO

                                                                                                         MARKET
PRINCIPAL                                                                                               VALUE(A)
---------                                                                                            --------------
SHORT-TERM SECURITIES (18.6%)
$4,300,000 U.S. Treasury Bill...............................................  5.39%-5.45%  01/11/96  $    4,292,702
2,970,000  U.S. Treasury Bill...............................................  5.44%-5.48%  02/15/96       2,951,586
2,500,000  American Home Products CP (d)....................................       5.86%   01/17/96       2,492,703
2,100,000  CPC International Incorporated CP (d)............................       5.86%   01/08/96       2,096,675
1,375,000  Public Service Electric & Gas Company CP.........................       6.09%   01/19/96       1,370,565
1,480,000  U.S. West Communications CP (d)..................................       5.84%   01/10/96       1,477,188
3,679,638  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.82%.................       3,679,638
                                                                                                     --------------
           Total short-term securities (cost: $18,361,370).........................................      18,361,057
                                                                                                     --------------
           Total investments in securities (cost: $82,890,099) (e).................................  $  103,273,345
                                                                                                     --------------
                                                                                                     --------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 8.9% of net assets in foreign securities at December 31, 1995.
(d) Commercial paper sold within terms of a private placement memorandum exempt from registration under Section 4(2) the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." (See note 7 to the financial statements). Information concerning the illiquid securities held at December 31, 1995, which includes acquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                               DATE          COST
--------                                            -----------   ----------
American Home Products............................    11/9/95     $2,472,592
CPC International Incorporated....................   12/12/95      2,090,944
U.S. West Communications..........................    12/7/95      1,471,991
                                                                  ----------
                                                                  $6,035,527
                                                                  ----------
                                                                  ----------

(e) At December 31, 1995 the cost of securities for federal income tax purposes was $82,891,847. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $21,662,422
         Gross unrealized depreciation.....................   (1,280,924)
                                                             -----------
         Net unrealized appreciation.......................  $20,381,498
                                                             -----------
                                                             -----------

MATURING GOVERNMENT BOND 1998 PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                               MARKET
PRINCIPAL                                                                                     VALUE(A)
----------                                                                                   ----------
LONG-TERM DEBT SECURITIES (99.6%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (99.6%)
$  266,000  Federal National Mortgage Association Strip (b).............  7.065%   05/22/98  $  233,979
   356,000  Federal National Mortgage Association Strip (b).............  7.110%   11/22/98     304,536
   350,000  Federal National Mortgage Association Strip (b).............  7.050%   05/22/99     290,913
   615,000  Federal Home Loan Bank Strip (b)............................  6.730%   08/25/98     533,586
 1,000,215  Treasury Receipt (b)........................................  6.610%   05/15/99     835,519
   120,000  U. S. Treasury Strip (b)....................................  6.290%   11/15/98     103,397
 1,000,000  U. S. Treasury Strip (b)....................................  6.505%   11/15/98     861,639
   590,000  Financial Corporation Strip (b).............................  6.620%   05/30/99     489,410
   500,000  Guaranteed Trust Certificates (b)...........................  6.570%   11/15/98     429,155
   211,000  Guaranteed Trust Certificates Collateral Trust (b)..........  7.075%   11/15/98     181,103
   900,000  Tennessee Valley Authority Strip (b)........................  6.720%   10/15/98     773,971
                                                                                             ----------
            Total long-term debt securities (cost: $4,863,662).............................   5,037,208
                                                                                             ----------
SHORT-TERM SECURITIES (.3%)
    13,293  Trust for Federal Securities--Federal Trust Fund, current rate 5.58%...........      13,293
                                                                                             ----------
            Total short-term securities (cost: $13,293)....................................      13,293
                                                                                             ----------
            Total investment in securities (cost: $4,876,955) (c)..........................  $5,050,501
                                                                                             ----------
                                                                                             ----------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At December  31,  1995,  the  cost of  securities  for  federal  income  tax purposes was $4,876,955. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $173,546
         Gross unrealized depreciation.....................        --
                                                             --------
         Net unrealized appreciation.......................  $173,546
                                                             --------
                                                             --------

MATURING GOVERNMENT BOND 2002 PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                                        MARKET
PRINCIPAL                                                                                              VALUE(A)
---------                                                                                            ------------
LONG-TERM DEBT SECURITIES (100.1%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (100.1%)
$ 525,000  Federal National Mortgage Association Strip (b)..................      7.600 %  02/01/02  $    372,613
  500,000  Financial Corporation Strip (b)..................................      7.400 %  06/27/02       346,230
1,000,000  Guaranteed Trust Certificates (b)................................      7.300 %  05/15/02       701,579
1,150,000  Tennessee Valley Authority Strips (b)............................      7.400 %  04/15/03       754,732
1,003,750  Treasury Receipt (b).............................................      7.100 %  08/15/02       696,100
  260,000  U.S. Treasury Strip (b)..........................................      6.970 %  08/15/02       181,898
                                                                                                     ------------
           Total long-term debt securities (cost: $2,775,121)......................................     3,053,152
                                                                                                     ------------
SHORT-TERM SECURITIES (.3%)
    8,485  Trust for Federal Securities--Federal Trust Fund, current rate 5.58%....................         8,485
                                                                                                     ------------
           Total short-term securities (cost: $8,485)..............................................         8,485
                                                                                                     ------------
           Total investment in securities (cost: $2,783,606) (c)...................................  $  3,061,637
                                                                                                     ------------
                                                                                                     ------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At December  31,  1995,  the  cost  of  securities  for federal  income  tax purposes was $2,783,606. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $278,031
         Gross unrealized depreciation.....................        --
                                                             --------
         Net unrealized appreciation.......................  $278,031
                                                             --------
                                                             --------

MATURING GOVERNMENT BOND 2006 PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                                        MARKET
PRINCIPAL                                                                                              VALUE(A)
---------                                                                                            ------------
LONG-TERM DEBT SECURITIES (96.7%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (96.7%)
$ 810,000  Federal National Mortgage Association Strip (b)..................      7.620 %  08/01/05  $    457,819
  921,000  Financial Corporation Strip (b)..................................      7.735 %  09/07/07       449,945
  553,000  Government Trust Certificates (b)................................      7.440 %  11/15/05       309,762
1,000,000  Resolution Funding Corporation Strip (b).........................      7.460 %  07/15/07       506,959
1,000,020  Treasury Receipt (b).............................................      7.460 %  02/15/07       517,590
  450,000  U.S. Treasury Strip (b)..........................................      7.355 %  11/15/06       241,483
                                                                                                     ------------
           Total long-term debt securities (cost: $2,127,113)......................................     2,483,558
                                                                                                     ------------
SHORT-TERM SECURITIES (--%)
        5  Trust for Federal Securities--Federal Trust Fund, current rate 5.58%....................             5
                                                                                                     ------------
           Total short-term securities (cost: $5)..................................................             5
                                                                                                     ------------
           Total investment in securities (cost: $2,127,118) (c)...................................  $  2,483,563
                                                                                                     ------------
                                                                                                     ------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At December 31, 1995, the cost of securities for federal income tax purposes was $2,127,118. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $356,445
         Gross unrealized depreciation.....................        --
                                                             --------
         Net unrealized appreciation.......................  $356,445
                                                             --------
                                                             --------

MATURING GOVERNMENT BOND 2010 PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                               MARKET
PRINCIPAL                                                                                     VALUE(A)
---------                                                                                    ----------
LONG-TERM DEBT SECURITIES (93.7%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (93.7%)
$500,000    Federal National Mortgage Association Strip (b).............  7.700%   02/12/10  $  206,929
 500,000    Financial Corporation Strip (b).............................  7.770%   06/06/11     187,164
 945,000    Financial Corporation Strip (b).............................  7.920%   08/08/11     349,470
 132,000    Guaranteed Trust Certificates (b)...........................  7.660%   05/15/10      54,367
 515,000    State of Israel, Zero Coupon (b)............................  8.265%   03/15/10     216,001
 350,000    Resolution Funding Corporation (b)..........................  7.590%   04/15/11     137,455
 335,000    U.S. Treasury Strip (b).....................................  7.490%   02/15/10     145,189
                                                                                             ----------
            Total long-term debt securities (cost: $1,047,207).............................   1,296,575
                                                                                             ----------
SHORT-TERM SECURITIES (--%)
      50    Trust for Federal Securities--Federal Trust Fund, current rate 5.58%...........          50
                                                                                             ----------
            Total short-term securities (cost: $50)........................................          50
                                                                                             ----------
            Total investment in securities (cost: $1,047,257) (c)..........................  $1,296,625
                                                                                             ----------
                                                                                             ----------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At December  31,  1995,  the  cost  of  securities  for federal  income  tax purposes was $1,047,257. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $249,368
         Gross unrealized depreciation.....................        --
                                                             --------
         Net unrealized appreciation.......................  $249,368
                                                             --------
                                                             --------

VALUE STOCK PORTFOLIO

INVESTMENTS IN SECURITIES

DECEMBER 31, 1995

(Percentages of each investment category relate to total net assets.)

                                                                                 MARKET
   SHARES                                                                       VALUE(A)
---------                                                                     -------------
COMMON STOCKS (86.9%)
  CAPITAL GOODS (5.6%)
    Machinery
    8,600  HIG Hartford (b).................................................  $     416,025
    8,600  ITT Corporation (b)..............................................        455,800
    8,600  ITT Industries (b)...............................................        206,400
   46,575  Reading & Bates Corporation (b)..................................        698,625
                                                                              -------------
                                                                                  1,776,850
                                                                              -------------
  CONSUMER GOODS AND SERVICES (18.8%)
    Consumer Goods (1.9%)
   12,089  Columbia/HCA Healthcare Corporation..............................        613,517
                                                                              -------------
                                                                                    613,517
                                                                              -------------
    Consumer Services (4.4%)
   41,300  Bowne & Company, Incorporated....................................        826,000
    8,900  Knight-Ridder, Inc...............................................        556,250
                                                                              -------------
                                                                                  1,382,250
                                                                              -------------
    Retail (5.2%)
   60,100  Federated Department Stores (b)..................................      1,652,750
                                                                              -------------
                                                                                  1,652,750
                                                                              -------------
    Consumer Cyclicals (7.3%)
   35,200  Owens-Corning Fiberglas Corporation (b)..........................      1,579,600
   25,200  USG Corporation (b)..............................................        756,000
                                                                              -------------
                                                                                  2,335,600
                                                                              -------------
  CREDIT SENSITIVE (23.7%)
    Finance (21.0%)
   32,468  Prudential Reinsurance Holdings, Incorporated....................        758,940
   64,800  Green Point Financial Corporation................................      1,733,400
   41,200  Lehman Brothers Holdings, Inc....................................        875,500
   18,100  MBIA Inc.........................................................      1,357,500
   13,125  RLI Corporation..................................................        328,124
   56,800  TIG Holdings Inc.................................................      1,618,800
                                                                              -------------
                                                                                  6,672,264
                                                                              -------------
    Utilities (2.7%)
   21,400  Texas Utilities Company..........................................        880,075
                                                                              -------------
                                                                                    880,075
                                                                              -------------
  INTERMEDIATE GOODS AND SERVICES (35.8%)
    Energy (13.1%)
   19,100  The Columbia Gas System, Inc. (b)................................        838,013

                                                                                 MARKET
   SHARES                                                                       VALUE(A)
---------                                                                     -------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
   34,800  Tenneco Inc......................................................  $   1,726,950
   42,900  USX--Marathon Group..............................................        836,550
   35,200  YPF Sociedad Anonima (c).........................................        761,200
                                                                              -------------
                                                                                  4,162,713
                                                                              -------------
    Materials (15.9%)
   24,900  Citation Corporation (b).........................................        298,800
   15,100  Cytec Industries Inc (b).........................................        941,862
   32,300  Fort Howard Corporation (b)......................................        726,750
   14,500  W.R. Grace & Co..................................................        857,313
   13,338  Kimberly-Clark Corporation.......................................      1,103,720
   26,100  Morton International.............................................        936,337
   22,400  Sterling Chemicals (b)...........................................        182,000
                                                                              -------------
                                                                                  5,046,782
                                                                              -------------
    Transportation (6.8%)
    6,500  Burlington Northern Santa Fe.....................................        507,000
    3,583  Canadian National Railway Company (b)(c).........................         53,745
   22,300  Teekay Shipping Corporation (c)..................................        526,838
   34,500  Tidewater Incorporated...........................................      1,086,750
                                                                              -------------
                                                                                  2,174,333
                                                                              -------------
  TECHNOLOGY (3.0%)
   13,900  Rohr Incorporated (b)............................................        199,813
    5,500  Xerox Corporation................................................        753,500
                                                                              -------------
                                                                                    953,313
                                                                              -------------
Total common stocks
    (cost: $24,472,281).....................................................     27,650,447
                                                                              -------------
PRINCIPAL
---------
SHORT-TERM SECURITIES (12.8%)
$1,270,138 Trust for Federal Securities--Federal Trust Fund, current rate
             5.58%..........................................................      1,270,138
  500,000  U.S. Treasury Bill 5.41% 01/11/96................................        499,151
  835,000  U.S. Treasury Bills 5.07%-5.48% 02/15/96.........................        829,823
1,500,000  U.S. Treasury Bills 4.89%-5.00% 03/21/96.........................      1,483,054
                                                                              -------------
Total short-term securities
    (cost: $4,082,531)......................................................      4,082,166
                                                                              -------------
Total investment in securities
    (cost: $28,554,812) (d).................................................    $31,732,613
                                                                              -------------
                                                                              -------------

Notes to Investments in Securities
----------------------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 4.2% of net assets in foreign securities at December 31, 1995.
(d) At December 31, 1995, the cost of securities for federal income tax purposes was $28,575,547. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

         Gross unrealized appreciation.....................  $3,221,178
         Gross unrealized depreciation.....................     (64,112)
                                                             ----------
         Net unrealized appreciation.......................  $3,157,066
                                                             ----------
                                                             ----------

MIMLIC SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 1995

                                                                        MONEY          ASSET
                                         GROWTH           BOND          MARKET       ALLOCATION
                                        PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                      -------------   ------------   ------------   ------------
              ASSETS
Investments in securities, at
   market value--see accompanying
   schedules for detailed listing
   (identified cost: $165,889,798;
   $94,879,573; $29,446,178;
   $309,752,525; $66,790,495;
   $90,220,552; $127,441,407;
   $125,744,541; $82,890,099;
   $4,876,955; $2,783,606;
   $2,127,118; $1,047,257 and
   $28,554,812, respectively)......   $ 201,143,358   $ 98,452,711   $ 29,446,178   $346,646,001
Cash in bank on demand deposit.....           4,640          2,116        117,202         39,849
Receivable for Fund shares sold....         197,511        221,017        643,901        305,801
Receivable for investment
   securities sold.................         302,787      1,401,294             --      3,065,313
Dividends and accrued interest
   receivable......................         316,197      1,183,086          5,197      1,729,243
Unrealized appreciation on forward
   foreign currency contracts held,
   at value (note 4)...............              --             --             --             --
Receivable for foreign income taxes
   withheld........................              --             --             --             --
                                      -------------   ------------   ------------   ------------
      Total assets.................     201,964,493    101,260,224     30,212,478    351,786,207
                                      -------------   ------------   ------------   ------------
            LIABILITIES
Payable to Minnesota Mutual........              36             10             13             56
Dividends payable to
   shareholders....................              --             --          8,299             --
Payable for Fund shares
   repurchased.....................         171,741         49,186         37,786        133,081
Payable for investment securities
   purchased.......................         115,158        166,199             --      2,642,756
Unrealized depreciation on forward
   foreign currency contracts held,
   at value (note 4)...............              --             --             --             --
                                      -------------   ------------   ------------   ------------
      Total liabilities............         286,935        215,395         46,098      2,775,893
                                      -------------   ------------   ------------   ------------
Net assets applicable to
   outstanding capital stock.......   $ 201,677,558   $101,044,829   $ 30,166,380   $349,010,314
                                      -------------   ------------   ------------   ------------
                                      -------------   ------------   ------------   ------------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     91,271,988; 75,844,415;
     30,166,380; 191,083,577;
     57,777,560; 61,280,850;
     75,688,165; 99,811,081;
     61,715,077; 4,872,708;
     2,796,063; 2,189,242;
     1,139,862 and 24,263,572
     shares, respectively..........   $     912,720   $    758,444   $    301,664   $  1,910,836
    Additional paid-in capital.....     146,052,376     90,084,286     29,864,716    277,509,298
    Undistributed net investment
     income........................       1,885,333      5,666,378             --     11,587,244
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................      17,573,569        962,583             --     21,109,460
    Unrealized appreciation of
     investments and translation of
     assets and liabilities in
     foreign currencies............      35,253,560      3,573,138             --     36,893,476
                                      -------------   ------------   ------------   ------------
      Total--representing net
       assets applicable to
       outstanding capital stock...   $ 201,677,558   $101,044,829   $ 30,166,380   $349,010,314
                                      -------------   ------------   ------------   ------------
                                      -------------   ------------   ------------   ------------

Net asset value per share of
   outstanding capital stock.......   $       2.210   $      1.332   $      1.000   $      1.826
                                      -------------   ------------   ------------   ------------
                                      -------------   ------------   ------------   ------------

See accompanying notes to financial statements.

                                         MORTGAGE                       CAPITAL       INTERNATIONAL      SMALL
                                        SECURITIES      INDEX 500     APPRECIATION       STOCK          COMPANY
                                        PORTFOLIO       PORTFOLIO      PORTFOLIO       PORTFOLIO       PORTFOLIO
                                       ------------    -----------    ------------    ------------    -----------
              ASSETS
Investments in securities, at
 market value--see accompanying
 schedules for detailed listing
 (identified cost: $165,889,798;
 $94,879,573; $29,446,178;
 $309,752,525; $66,790,495;
 $90,220,552; $127,441,407;
 $125,744,541; $82,890,099;
 $4,876,955; $2,783,606;
 $2,127,118; $1,047,257 and
 $28,554,812, respectively)........    $ 69,343,548    $123,757,392   $162,595,638    $139,447,062    $103,273,345
Cash in bank on demand deposit.....           1,904         22,507             87          33,549          14,120
Receivable for Fund shares sold....          90,635        506,569        228,825         325,806         237,280
Receivable for investment
 securities sold...................              --        249,492        675,489         772,712         134,127
Dividends and accrued interest
 receivable........................         616,672        230,591        111,738         474,557          33,337
Unrealized appreciation on forward
 foreign currency contracts held,
 at value (note 4).................              --             --             --              70              --
Receivable for foreign income taxes
 withheld..........................              --             --             --         236,490              --
                                       ------------    -----------    ------------    ------------    -----------
      Total assets.................      70,052,759    124,766,551    163,611,777     141,290,246     103,692,209
                                       ------------    -----------    ------------    ------------    -----------
            LIABILITIES
Payable to Minnesota Mutual........               2              3             --              18              59
Dividends payable to
 shareholders......................              --             --             --              --              --
Payable for Fund shares
 repurchased.......................          24,288        332,102         91,997          53,962          37,428
Payable for investment securities
 purchased.........................         282,496        435,847             --         459,370       4,759,796
Unrealized depreciation on forward
 foreign currency contracts held,
 at value (note 4).................              --             --             --           7,331              --
                                       ------------    -----------    ------------    ------------    -----------
      Total liabilities............         306,786        767,952         91,997         520,681       4,797,283
                                       ------------    -----------    ------------    ------------    -----------
Net assets applicable to
 outstanding capital stock.........    $ 69,745,973    $123,998,599   $163,519,780    $140,769,565    $98,894,926
                                       ------------    -----------    ------------    ------------    -----------
                                       ------------    -----------    ------------    ------------    -----------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     91,271,988; 75,844,415;
     30,166,380; 191,083,577;
     57,777,560; 61,280,850;
     75,688,165; 99,811,081;
     61,715,077; 4,872,708;
     2,796,063; 2,189,242;
     1,139,862 and 24,263,572
     shares, respectively..........    $    577,776    $   612,809    $   756,882     $   998,111     $   617,151
    Additional paid-in capital.....      65,374,590     87,010,235    122,863,163     119,236,761      75,448,985
    Undistributed net investment
     income........................       4,531,053      1,984,153             --       4,201,200             963
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................      (3,290,499)       854,562      4,745,504       2,636,296       2,444,581
    Unrealized appreciation of
     investments and translation of
     assets and liabilities in
     foreign currencies............       2,553,053     33,536,840     35,154,231      13,697,197      20,383,246
                                       ------------    -----------    ------------    ------------    -----------
      Total--representing net
       assets applicable to
       outstanding capital stock...    $ 69,745,973    $123,998,599   $163,519,780    $140,769,565    $98,894,926
                                       ------------    -----------    ------------    ------------    -----------
                                       ------------    -----------    ------------    ------------    -----------

Net asset value per share of
 outstanding capital stock.........    $      1.207    $     2.023    $     2.160     $     1.410     $     1.602
                                       ------------    -----------    ------------    ------------    -----------
                                       ------------    -----------    ------------    ------------    -----------

                                        MATURING      MATURING       MATURING       MATURING
                                       GOVERNMENT    GOVERNMENT     GOVERNMENT     GOVERNMENT        VALUE
                                       BOND 1998      BOND 2002      BOND 2006      BOND 2010        STOCK
                                       PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO      PORTFOLIO
                                       ----------    -----------    -----------    -----------    ------------
              ASSETS
Investments in securities, at
 market value--see accompanying
 schedules for detailed listing
 (identified cost: $165,889,798;
 $94,879,573; $29,446,178;
 $309,752,525; $66,790,495;
 $90,220,552; $127,441,407;
 $125,744,541; $82,890,099;
 $4,876,955; $2,783,606;
 $2,127,118; $1,047,257 and
 $28,554,812, respectively)........    $5,050,501    $3,061,637     $2,483,563     $1,296,625     $31,732,613
Cash in bank on demand deposit.....        5,178          8,284             85          8,796          35,055
Receivable for Fund shares sold....            4             --         85,904        285,938         189,221
Receivable for investment
 securities sold...................           --             --             --             --              --
Dividends and accrued interest
 receivable........................        1,361             40             --             --          47,329
Unrealized appreciation on forward
 foreign currency contracts held,
 at value (note 4).................           --             --             --             --              --
Receivable for foreign income taxes
 withheld..........................           --             --             --             --              --
                                       ----------    -----------    -----------    -----------    ------------
      Total assets.................    5,057,044      3,069,961      2,569,552      1,591,359      32,004,218
                                       ----------    -----------    -----------    -----------    ------------
            LIABILITIES
Payable to Minnesota Mutual........           --             --             --             --              --
Dividends payable to
 shareholders......................           --             --             --             --              --
Payable for Fund shares
 repurchased.......................          191         20,535             --        207,763          11,536
Payable for investment securities
 purchased.........................           --             --             --             --         167,648
Unrealized depreciation on forward
 foreign currency contracts held,
 at value (note 4).................           --             --             --             --              --
                                       ----------    -----------    -----------    -----------    ------------
      Total liabilities............          191         20,535             --        207,763         179,184
                                       ----------    -----------    -----------    -----------    ------------
Net assets applicable to
 outstanding capital stock.........    $5,056,853    $3,049,426     $2,569,552     $1,383,606     $31,825,034
                                       ----------    -----------    -----------    -----------    ------------
                                       ----------    -----------    -----------    -----------    ------------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     91,271,988; 75,844,415;
     30,166,380; 191,083,577;
     57,777,560; 61,280,850;
     75,688,165; 99,811,081;
     61,715,077; 4,872,708;
     2,796,063; 2,189,242;
     1,139,862 and 24,263,572
     shares, respectively..........    $  48,727     $   27,961     $   21,892     $   11,399     $   242,636
    Additional paid-in capital.....    4,830,820      2,746,405      2,187,501      1,137,132      27,887,908
    Undistributed net investment
     income........................        3,760             --          1,524          1,072           3,814
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................           --         (2,971 )        2,190        (15,365 )       512,875
    Unrealized appreciation of
     investments and translation of
     assets and liabilities in
     foreign currencies............      173,546        278,031        356,445        249,368       3,177,801
                                       ----------    -----------    -----------    -----------    ------------
      Total--representing net
       assets applicable to
       outstanding capital stock...    $5,056,853    $3,049,426     $2,569,552     $1,383,606     $31,825,034
                                       ----------    -----------    -----------    -----------    ------------
                                       ----------    -----------    -----------    -----------    ------------
Net asset value per share of
 outstanding capital stock.........    $   1.038     $    1.091     $    1.174     $    1.214     $     1.312
                                       ----------    -----------    -----------    -----------    ------------
                                       ----------    -----------    -----------    -----------    ------------

MIMLIC SERIES FUND, INC.

STATEMENTS OF OPERATIONS

YEAR ENDED DECEMBER 31, 1995

                                                                MONEY        ASSET
                                       GROWTH        BOND      MARKET     ALLOCATION
                                      PORTFOLIO   PORTFOLIO   PORTFOLIO    PORTFOLIO
                                     -----------  ----------  ---------   -----------
Investment income:
    Interest.......................  $   897,915  $6,164,380  $1,502,605  $11,385,019
    Dividends (net of foreign
     withholding taxes of $493,504
     for International Stock
     Portfolio)....................    1,992,607          --         --     1,897,709
                                     -----------  ----------  ---------   -----------
        Total investment income....    2,890,522   6,164,380  1,502,605    13,282,728
                                     -----------  ----------  ---------   -----------
Expenses (note 5):
    Investment advisory fee........      905,136     435,045    126,630     1,538,272
    Custodian fees.................       12,762       5,294      4,802        27,405
    Administrative service fee.....       20,200      20,200     20,200        20,200
    Auditing and accounting
     services......................       17,149       5,569      2,229        34,384
    Legal fees.....................          311         311        311           311
    Registration fees..............       11,870      12,462      1,624        11,371
    Printing and shareholder
     reports.......................       31,218      15,478      4,595        53,292
    Directors' fees................        3,563       1,686        495         6,078
    Insurance......................        2,980       1,957        936         4,171
                                     -----------  ----------  ---------   -----------
        Total expenses.............    1,005,189     498,002    161,822     1,695,484
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................           --          --         --            --
                                     -----------  ----------  ---------   -----------
        Total net expenses.........    1,005,189     498,002    161,822     1,695,484
                                     -----------  ----------  ---------   -----------
        Investment income
         (loss)--net...............    1,885,333   5,666,378  1,340,783    11,587,244
                                     -----------  ----------  ---------   -----------
Realized and unrealized gains
   (losses) on investments and
   foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......   17,645,339   3,734,900         --    22,040,129
        Foreign currency
         transactions..............           --          --         --            --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................   19,185,038   5,968,239         --    34,618,189
        Translation of assets and
         liabilities in foreign
         currencies................           --          --         --            --
                                     -----------  ----------  ---------   -----------
        Net gains on investments...   36,830,377   9,703,139         --    56,658,318
                                     -----------  ----------  ---------   -----------
Net increase in net assets
   resulting from operations.......  $38,715,710  $15,369,517 $1,340,783  $68,245,562
                                     -----------  ----------  ---------   -----------
                                     -----------  ----------  ---------   -----------

See accompanying notes to financial statements.

                                                                                                          MATURING     MATURING
                                      MORTGAGE                  CAPITAL      INTERNATIONAL     SMALL     GOVERNMENT   GOVERNMENT
                                     SECURITIES   INDEX 500   APPRECIATION       STOCK        COMPANY    BOND 1998    BOND 2002
                                     PORTFOLIO    PORTFOLIO    PORTFOLIO       PORTFOLIO     PORTFOLIO   PORTFOLIO    PORTFOLIO
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
Investment income:
    Interest.......................  $4,904,558  $    33,252  $   133,829     $  949,212     $  572,119   $280,494     $193,545
    Dividends (net of foreign
     withholding taxes of $493,504
     for International Stock
     Portfolio)....................          --    2,400,597      800,610      3,617,252        157,560         --           --
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
        Total investment income....   4,904,558    2,433,849      934,439      4,566,464        729,679    280,494      193,545
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
Expenses (note 5):
    Investment advisory fee........     322,465      388,206    1,071,527        955,095        552,670      2,184        1,441
    Custodian fees.................       7,334        7,343        8,552        107,323         11,359      2,381        2,332
    Administrative service fee.....      20,200       20,200       20,200         20,200         20,200     20,200       20,200
    Auditing and accounting
     services......................       7,249        7,609       12,169        146,527          5,259      3,899        3,899
    Legal fees.....................         311          311          311            311            311        311          311
    Registration fees..............         828        6,069       10,075         18,215         12,303        104           80
    Printing and shareholder
     reports.......................      12,171       16,128       24,076         21,567         12,047      1,939        1,736
    Directors' fees................       1,278        1,824        2,770          2,399          1,355         86           57
    Insurance......................       1,669        2,006        2,519          2,402          1,712        424          416
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
        Total expenses.............     373,505      449,696    1,152,199      1,274,039        617,216     31,528       30,472
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................          --           --           --             --             --    (22,794)     (24,709)
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
        Total net expenses.........     373,505      449,696    1,152,199      1,274,039        617,216      8,734        5,763
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
        Investment income
         (loss)--net...............   4,531,053    1,984,153     (217,760)     3,292,425        112,463    271,760      187,782
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
Realized and unrealized gains
 (losses) on investments and
 foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......   1,181,245      989,818    6,284,588      4,783,539      3,782,537      1,067        8,323
        Foreign currency
         transactions..............          --           --           --        (99,232)            --         --           --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................   4,752,049   26,535,228   21,970,841      8,233,684     16,659,924    359,251      446,613
        Translation of assets and
         liabilities in foreign
         currencies................          --           --           --         (6,319)            --         --           --
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
        Net gains on investments...   5,933,294   27,525,046   28,255,429     12,911,672     20,442,461    360,318      454,936
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
Net increase in net assets
 resulting from operations.........  $10,464,347 $29,509,199  $28,037,669     $16,204,097    $20,554,924  $632,078     $642,718
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------
                                     ----------  -----------  ------------   -------------   ----------  ----------   ----------

                                      MATURING     MATURING
                                     GOVERNMENT   GOVERNMENT     VALUE
                                     BOND 2006    BOND 2010      STOCK
                                     PORTFOLIO    PORTFOLIO    PORTFOLIO
                                     ----------   ----------   ----------
Investment income:
    Interest.......................   $151,744     $ 80,693    $   91,932
    Dividends (net of foreign
     withholding taxes of $493,504
     for International Stock
     Portfolio)....................         --           --       312,165
                                     ----------   ----------   ----------
        Total investment income....    151,744       80,693       404,097
                                     ----------   ----------   ----------
Expenses (note 5):
    Investment advisory fee........      5,450        2,888       141,207
    Custodian fees.................      2,003        1,788         9,237
    Administrative service fee.....     20,200       20,200        20,200
    Auditing and accounting
     services......................      3,899        3,899         3,899
    Legal fees.....................        311          311           311
    Registration fees..............         58           34           251
    Printing and shareholder
     reports.......................      1,622        1,458         3,591
    Directors' fees................         44           25           317
    Insurance......................        332          326           880
                                     ----------   ----------   ----------
        Total expenses.............     33,919       30,929       179,893
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................    (25,199)     (26,308)      (11,610)
                                     ----------   ----------   ----------
        Total net expenses.........      8,720        4,621       168,283
                                     ----------   ----------   ----------
        Investment income
         (loss)--net...............    143,024       76,072       235,814
                                     ----------   ----------   ----------
Realized and unrealized gains
 (losses) on investments and
 foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......      2,190       (2,181)    1,761,136
        Foreign currency
         transactions..............         --           --            --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................    504,542      334,118     3,206,550
        Translation of assets and
         liabilities in foreign
         currencies................         --           --            --
                                     ----------   ----------   ----------
        Net gains on investments...    506,732      331,937     4,967,686
                                     ----------   ----------   ----------
Net increase in net assets
 resulting from operations.........   $649,756     $408,009    $5,203,500
                                     ----------   ----------   ----------
                                     ----------   ----------   ----------

MIMLIC SERIES FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS

YEARS ENDED DECEMBER 31, 1995 AND 1994

                                                                                                   MONEY MARKET
                                          GROWTH PORTFOLIO            BOND PORTFOLIO                PORTFOLIO
                                     --------------------------  -------------------------  --------------------------
                                         1995          1994         1995          1994          1995          1994
                                     ------------  ------------  -----------  ------------  ------------  ------------
Operations:
  Investment income (loss)--net....  $  1,885,333  $  1,650,255  $ 5,666,378  $  2,999,724  $  1,340,783  $    690,788
  Net realized gains (losses) on
   investments and foreign currency
   transactions....................    17,645,339     6,143,355    3,734,900    (2,772,317)           --            --
  Net change in unrealized
   appreciation or depreciation of
   investments and translation of
   assets and liabilities in
   foreign currencies..............    19,185,038    (6,460,154)   5,968,239    (2,447,218)           --            --
                                     ------------  ------------  -----------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations....................    38,715,710     1,333,456   15,369,517    (2,219,811)    1,340,783       690,788
                                     ------------  ------------  -----------  ------------  ------------  ------------
Distributions to shareholders from:
  Investment income--net...........    (1,650,255)   (1,342,938)  (2,999,724)   (1,934,397)   (1,340,783)     (690,788)
  Tax return of capital............            --            --           --            --            --            --
  Net realized gains...............    (6,215,125)   (2,762,094)          --    (1,207,104)           --            --
                                     ------------  ------------  -----------  ------------  ------------  ------------
    Total distributions............    (7,865,380)   (4,105,032)  (2,999,724)   (3,141,501)   (1,340,783)     (690,788)
                                     ------------  ------------  -----------  ------------  ------------  ------------
Capital share transactions (note
   6):
  Proceeds from sales..............    32,540,549    52,498,822   24,809,311    47,311,992    36,944,812    32,779,527
  Shares issued as a result of
   reinvested distributions........     7,865,380     4,105,032    2,999,724     3,141,501     1,335,757       687,516
  Payments for redemption of
   shares..........................   (26,947,664)  (22,208,175) (13,813,438)  (14,339,927)  (31,221,058)  (28,782,856)
                                     ------------  ------------  -----------  ------------  ------------  ------------
Increase in net assets from capital
   shares transactions.............    13,458,265    34,395,679   13,995,597    36,113,566     7,059,511     4,684,187
                                     ------------  ------------  -----------  ------------  ------------  ------------
    Total increase (decrease) in
     net assets....................    44,308,595    31,624,103   26,365,390    30,752,254     7,059,511     4,684,187
Net assets at beginning of year....   157,368,963   125,744,860   74,679,439    43,927,185    23,106,869    18,422,682
                                     ------------  ------------  -----------  ------------  ------------  ------------
Net assets at end of year
   (including undistributed net
   investment income of $1,885,333
   and $1,650,255 for Growth,
   $5,666,378 and $2,999,724 for
   Bond, $0 and $0 for Money
   Market, $11,587,244 and
   $8,662,733 for Asset Allocation,
   $4,531,053 and $4,169,579 for
   Mortgage Securities, $1,984,153
   and $1,540,293 for Index 500, $0
   and $0 for Capital Appreciation,
   $4,201,200 and $0 for
   International Stock and $963 and
   $0 for Small Company,
   respectively....................  $201,677,558  $157,368,963  $101,044,829 $ 74,679,439  $ 30,166,380  $ 23,106,869
                                     ------------  ------------  -----------  ------------  ------------  ------------
                                     ------------  ------------  -----------  ------------  ------------  ------------

                                     ASSET ALLOCATION PORTFOLIO
                                     --------------------------
                                         1995          1994
                                     ------------  ------------
Operations:
  Investment income (loss)--net....  $ 11,587,244  $  8,662,733
  Net realized gains (losses) on
   investments and foreign currency
   transactions....................    22,040,129     2,416,232
  Net change in unrealized
   appreciation or depreciation of
   investments and translation of
   assets and liabilities in
   foreign currencies..............    34,618,189   (14,485,429)
                                     ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations....................    68,245,562    (3,406,464)
                                     ------------  ------------
Distributions to shareholders from:
  Investment income--net...........    (8,662,733)   (5,362,473)
  Tax return of capital............            --            --
  Net realized gains...............    (3,165,106)   (1,562,683)
                                     ------------  ------------
    Total distributions............   (11,827,839)   (6,925,156)
                                     ------------  ------------
Capital share transactions (note
   6):
  Proceeds from sales..............    63,178,126    84,259,037
  Shares issued as a result of
   reinvested distributions........    11,827,839     6,925,156
  Payments for redemption of
   shares..........................   (55,042,670)  (58,234,439)
                                     ------------  ------------
Increase in net assets from capital
   shares transactions.............    19,963,295    32,949,754
                                     ------------  ------------
    Total increase (decrease) in
     net assets....................    76,381,018    22,618,134
Net assets at beginning of year....   272,629,296   250,011,162
                                     ------------  ------------
Net assets at end of year
   (including undistributed net
   investment income of $1,885,333
   and $1,650,255 for Growth,
   $5,666,378 and $2,999,724 for
   Bond, $0 and $0 for Money
   Market, $11,587,244 and
   $8,662,733 for Asset Allocation,
   $4,531,053 and $4,169,579 for
   Mortgage Securities, $1,984,153
   and $1,540,293 for Index 500, $0
   and $0 for Capital Appreciation,
   $4,201,200 and $0 for
   International Stock and $963 and
   $0 for Small Company,
   respectively....................  $349,010,314  $272,629,296
                                     ------------  ------------
                                     ------------  ------------

See accompanying notes to financial statements.

                                        MORTGAGE SECURITIES                                   CAPITAL APPRECIATION
                                             PORTFOLIO             INDEX 500 PORTFOLIO             PORTFOLIO
                                     -------------------------  -------------------------  --------------------------
                                        1995          1994         1995          1994          1995          1994
                                     -----------  ------------  -----------  ------------  ------------  ------------
Operations:
  Investment income (loss)--net....  $ 4,531,053  $  4,169,579  $ 1,984,153  $  1,540,293  $   (217,760) $    (86,869)
  Net realized gains (losses) on
   investments and foreign currency
   transactions....................    1,181,245    (4,453,200)     989,818       651,600     6,284,588     2,161,545
  Net change in unrealized
   appreciation or depreciation of
   investments and translation of
   assets and liabilities in
   foreign currencies..............    4,752,049    (1,979,210)  26,535,228    (1,311,857)   21,970,841       935,847
                                     -----------  ------------  -----------  ------------  ------------  ------------
    Net increase (decrease) in net
     assets resulting from
     operations....................   10,464,347    (2,262,831)  29,509,199       880,036    28,037,669     3,010,523
                                     -----------  ------------  -----------  ------------  ------------  ------------
Distributions to shareholders from:
  Investment income--net...........   (4,169,579)   (2,947,917)  (1,540,293)   (1,025,482)           --       (79,598)
  Tax return of capital............           --            --           --            --            --            --
  Net realized gains...............           --    (1,400,355)    (609,060)     (207,595)   (3,373,884)   (1,354,127)
                                     -----------  ------------  -----------  ------------  ------------  ------------
    Total distributions............   (4,169,579)   (4,348,272)  (2,149,353)   (1,233,077)   (3,373,884)   (1,433,725)
                                     -----------  ------------  -----------  ------------  ------------  ------------
Capital share transactions (note
 6):
  Proceeds from sales..............   13,052,763    22,159,015   36,939,888    28,874,830    43,468,072    47,822,212
  Shares issued as a result of
   reinvested distributions........    4,169,579     4,348,272    2,149,353     1,233,077     3,373,884     1,433,725
  Payments for redemption of
   shares..........................  (13,436,928)  (24,132,164) (15,881,993)  (12,532,430)  (23,592,979)  (20,065,399)
                                     -----------  ------------  -----------  ------------  ------------  ------------
Increase in net assets from capital
 shares transactions...............    3,785,414     2,375,123   23,207,248    17,575,477    23,248,977    29,190,538
                                     -----------  ------------  -----------  ------------  ------------  ------------
    Total increase (decrease) in
     net assets....................   10,080,182    (4,235,980)  50,567,094    17,222,436    47,912,762    30,767,336
Net assets at beginning of year....   59,665,791    63,901,771   73,431,505    56,209,069   115,607,018    84,839,682
                                     -----------  ------------  -----------  ------------  ------------  ------------
Net assets at end of year
 (including undistributed net
 investment income of $1,885,333
 and $1,650,255 for Growth,
 $5,666,378 and $2,999,724 for
 Bond, $0 and $0 for Money Market,
 $11,587,244 and $8,662,733 for
 Asset Allocation, $4,531,053 and
 $4,169,579 for Mortgage
 Securities, $1,984,153 and
 $1,540,293 for Index 500, $0 and
 $0 for Capital Appreciation,
 $4,201,200 and $0 for
 International Stock and $963 and
 $0 for Small Company,
 respectively......................  $69,745,973  $ 59,665,791  $123,998,599 $ 73,431,505  $163,519,780  $115,607,018
                                     -----------  ------------  -----------  ------------  ------------  ------------
                                     -----------  ------------  -----------  ------------  ------------  ------------

                                        INTERNATIONAL STOCK           SMALL COMPANY
                                             PORTFOLIO                  PORTFOLIO
                                     --------------------------  ------------------------
                                         1995          1994         1995         1994
                                     ------------  ------------  -----------  -----------
Operations:
  Investment income (loss)--net....  $  3,292,425  $  1,469,931  $   112,463  $    72,362
  Net realized gains (losses) on
   investments and foreign currency
   transactions....................     4,684,307     2,343,090    3,782,537     (351,935)
  Net change in unrealized
   appreciation or depreciation of
   investments and translation of
   assets and liabilities in
   foreign currencies..............     8,227,365    (4,817,807)  16,659,924    2,760,825
                                     ------------  ------------  -----------  -----------
    Net increase (decrease) in net
     assets resulting from
     operations....................    16,204,097    (1,004,786)  20,554,924    2,481,252
                                     ------------  ------------  -----------  -----------
Distributions to shareholders from:
  Investment income--net...........            --    (2,161,324)    (111,500)     (72,362)
  Tax return of capital............            --      (104,737)          --         (138)
  Net realized gains...............            --    (3,143,805)    (969,415)          --
                                     ------------  ------------  -----------  -----------
    Total distributions............            --    (5,409,866)  (1,080,915)     (72,500)
                                     ------------  ------------  -----------  -----------
Capital share transactions (note
 6):
  Proceeds from sales..............    45,334,046    77,099,945   38,430,026   41,639,137
  Shares issued as a result of
   reinvested distributions........            --     5,409,866    1,080,915       72,500
  Payments for redemption of
   shares..........................   (28,258,386)  (29,711,207) (11,194,748)  (6,058,704)
                                     ------------  ------------  -----------  -----------
Increase in net assets from capital
 shares transactions...............    17,075,660    52,798,604   28,316,193   35,652,933
                                     ------------  ------------  -----------  -----------
    Total increase (decrease) in
     net assets....................    33,279,757    46,383,952   47,790,202   38,061,685
Net assets at beginning of year....   107,489,808    61,105,856   51,104,724   13,043,039
                                     ------------  ------------  -----------  -----------
Net assets at end of year
 (including undistributed net
 investment income of $1,885,333
 and $1,650,255 for Growth,
 $5,666,378 and $2,999,724 for
 Bond, $0 and $0 for Money Market,
 $11,587,244 and $8,662,733 for
 Asset Allocation, $4,531,053 and
 $4,169,579 for Mortgage
 Securities, $1,984,153 and
 $1,540,293 for Index 500, $0 and
 $0 for Capital Appreciation,
 $4,201,200 and $0 for
 International Stock and $963 and
 $0 for Small Company,
 respectively......................  $140,769,565  $107,489,808  $98,894,926  $51,104,724
                                     ------------  ------------  -----------  -----------
                                     ------------  ------------  -----------  -----------

MIMLIC SERIES FUND, INC.

YEAR ENDED DECEMBER 31, 1995 AND PERIOD FROM MAY 2, 1994
COMMENCEMENT OF OPERATIONS, TO DECEMBER 31, 1994

                                         MATURING                MATURING                MATURING                MATURING
                                     GOVERNMENT BOND         GOVERNMENT BOND         GOVERNMENT BOND         GOVERNMENT BOND
                                      1998 PORTFOLIO          2002 PORTFOLIO          2006 PORTFOLIO          2010 PORTFOLIO
                                  ----------------------  ----------------------  ----------------------  ----------------------
                                     1995        1994        1995        1994        1995        1994        1995        1994
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Operations:
  Investment income--net........  $  271,760  $  152,178  $  187,782  $  126,262  $  143,024  $   93,792  $   76,072  $   55,785
  Net realized gains (losses)
   on investments...............       1,067          --       8,323     (11,294)      2,190          --      (2,181)    (13,184)
  Net change in unrealized
   appreciation or depreciation
   of investments...............     359,251    (185,705)    446,613    (168,582)    504,542    (148,097)    334,118     (84,750)
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) in
     net assets resulting from
     operations.................     632,078     (33,527)    642,718     (53,614)    649,756     (54,305)    408,009     (42,149)
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders
   from:
  Investment income--net........    (269,178)   (151,000)   (189,044)   (125,000)   (142,792)    (92,500)    (75,785)    (55,000)
  Tax return of capital.........          --          --      (6,040)         --          --          --          --          --
  Net realized gains............      (1,067)         --          --          --          --          --          --          --
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Total distributions.........    (270,245)   (151,000)   (195,084)   (125,000)   (142,792)    (92,500)    (75,785)    (55,000)
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Capital share transactions (note
   6):
  Proceeds from sales...........   2,803,879   6,188,973     862,287   3,593,330     539,818   2,375,258   1,121,319   1,603,322
  Shares issued as a result of
   reinvested distributions.....     270,245     151,000     195,084     125,000     142,792      92,500      75,785      55,000
  Payments for redemption of
   shares.......................  (1,780,820) (2,753,730) (1,030,858)   (964,437)   (479,630)   (461,345) (1,216,768)   (490,127)
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from capital shares
   transactions.................   1,293,304   3,586,243      26,513   2,753,893     202,980   2,006,413     (19,664)  1,168,195
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Total increase in net
     assets.....................   1,655,137   3,401,716     474,147   2,575,279     709,944   1,859,608     312,560   1,071,046
Net assets at beginning of
   period.......................   3,401,716          --   2,575,279          --   1,859,608          --   1,071,046          --
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of period.
   (including undistributed net
   investment income of $3,760
   and $1,178 for Maturing
   Government Bond 1998, $0 and
   $1,262 for Maturing
   Government Bond 2002, $1,524
   and $1,292 for Maturing
   Government Bond 2006, $1,072
   and $785 for Maturing
   Government Bond 2010 and
   $3,814 and $1,111 for Value
   Stock, respectively..........  $5,056,853  $3,401,716  $3,049,426  $2,575,279  $2,569,552  $1,859,608  $1,383,606  $1,071,046
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                  ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

                                        VALUE STOCK
                                         PORTFOLIO
                                  -----------------------
                                     1995         1994
                                  -----------  ----------
Operations:
  Investment income--net........  $   235,814  $   70,111
  Net realized gains (losses)
   on investments...............    1,761,136     130,280
  Net change in unrealized
   appreciation or depreciation
   of investments...............    3,206,550     (28,749)
                                  -----------  ----------
    Net increase (decrease) in
     net. assets resulting from
     operations.................    5,203,500     171,642
                                  -----------  ----------
Distributions to shareholders
   from:
  Investment income--net........     (233,111)    (69,000)
  Tax return of capital.........           --          --
  Net realized gains............   (1,350,762)    (27,779)
                                  -----------  ----------
    Total distributions.........   (1,583,873)    (96,779)
                                  -----------  ----------
Capital share transactions (note
   6):
  Proceeds from sales...........   20,708,752   9,025,887
  Shares issued as a result of
   reinvested distributions.....    1,583,873      96,779
  Payments for redemption of
   shares.......................   (2,858,057)   (426,690)
                                  -----------  ----------
Increase (decrease) in net
   assets from capital shares
   transactions.................   19,434,568   8,695,976
                                  -----------  ----------
    Total increase in net
     assets.....................   23,054,195   8,770,839
Net assets at beginning of
   period.......................    8,770,839          --
                                  -----------  ----------
Net assets at end of period.
   (including undistributed net
   investment income of $3,760
   and $1,178 for Maturing
   Government Bond 1998, $0 and
   $1,262 for Maturing
   Government Bond 2002, $1,524
   and $1,292 for Maturing
   Government Bond 2006, $1,072
   and $785 for Maturing
   Government Bond 2010 and
   $3,814 and $1,111 for Value
   Stock, respectively..........  $31,825,034  $8,770,839
                                  -----------  ----------
                                  -----------  ----------

See accompanying notes to financial statements.

MIMLIC SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 1995

(1) ORGANIZATION
    MIMLIC Series Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company with a series of fourteen portfolios (Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing
Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock). The Fund accounts for the assets, liabilities and operations of each portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to The Minnesota Mutual Life Insurance Company's (Minnesota Mutual) separate accounts in connection with Minnesota Mutual variable contracts and policies.

    On November 9, 1993, the Board of Directors approved the addition of the Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006 and Maturing Government Bond 2010 Portfolios. On January 18, 1994, the Board of Directors approved the addition of the Value Stock Portfolio. On April 25, 1994, Minnesota Mutual purchased shares of capital stock, which represented the initial capital in these portfolios, as follows:

                                                                      NUMBER OF
PORTFOLIO                                                               SHARES
---------                                                             ----------
Maturing Government Bond 1998.......................................  3,400,000
Maturing Government Bond 2002.......................................  2,600,000
Maturing Government Bond 2006.......................................  1,900,000
Maturing Government Bond 2010.......................................  1,100,000
Value Stock.........................................................  3,000,000

    Operations for these five portfolios did not formally commence until May 2, 1994 when the shares became effectively registered under the Securities Exchange Act of 1933.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The significant accounting policies followed by the Fund are as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    Investments in securities traded on a U.S. or foreign securities exchanges are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Such fair values are determined using pricing services or prices quoted by independent brokers. Short-term securities, with the exception of Money Market and International Stock, are valued at market. For International Stock, short-term securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

  FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

    Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gains or losses from investments.

    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

    International Stock also may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Stock and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Stock is subject to the credit risk that the other party will not complete the obligations of the contract.

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each portfolio within the Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax.

    For federal income tax purposes, the following Portfolios had capital loss carryovers at December 31, 1995, which, if not offset by subsequent capital gains, will expire December 31, 2002 through 2003. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expired:

Mortgage Securities.................................................  $3,290,499
Maturing Government Bond 2002.......................................       2,971
Maturing Government Bond 2010.......................................      15,365

    Net investment income and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment income or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income (loss) or realized gains (losses) were recorded by the Fund.

    On the statement of assets and liabilities, as a result of permanent book-to-tax differences, adjustments have been made to undistributed net investment income (UNII), accumulated net realized gains and losses (ARGL) and additional paid-in captal (APIC) in the following amounts:

                                                                                      UNII       ARGL       APIC
                                                                                    ---------  ---------  ---------
Capital Appreciation..............................................................  $ 217,760  $      --  $(217,760)
International Stock...............................................................    908,775   (908,775)        --

  DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income for Money Market are declared and reinvested daily in additional shares of capital stock. For portfolios other than Money Market, distributions from net investment income and realized gains, if any, will generally be declared and reinvested in additional shares on an annual basis.

(3) INVESTMENT SECURITY TRANSACTIONS
    For the year ended December 31, 1995, the cost of purchases and proceeds from sales of investment securities aggregated $167,341,977 and $160,481,527, respectively, for Money Market. For the other portfolios, the cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the year ended December 31, 1995 were as follows:

                                                      PURCHASES        SALES
                                                     ------------  -------------
Growth.............................................  $169,358,960  $ 152,644,401
Bond...............................................   187,584,847    168,250,545
Asset Allocation...................................   446,709,760    453,344,030
Mortgage Securities................................    89,547,013     83,962,031
Index 500..........................................    27,361,565      4,621,683
Capital Appreciation...............................    92,160,508     71,791,108
International Stock................................    42,239,714     21,701,868
Small Company......................................    59,812,551     39,341,441
Maturing Government Bond 1998......................     1,692,868        383,296
Maturing Government Bond 2002......................        62,511             --
Maturing Government Bond 2006......................       344,848        217,166
Maturing Government Bond 2010......................            --         93,714
Value Stock........................................    43,922,395     28,405,681

(4) FORWARD FOREIGN CURRENCY CONTRACTS
    On December 31, 1995, International Stock had entered into forward currency contracts that obligate International Stock to deliver currencies at specified future dates. Unrealized appreciation and depreciation on these contracts is included in the accompanying financial statements. The terms of the open contracts were as follows:

EXCHANGE      CURRENCY TO BE        CURRENCY TO BE       UNREALIZED       UNREALIZED
  DATE          DELIVERED              RECEIVED         APPRECIATION     DEPRECIATION
--------    ------------------    ------------------    ------------     ------------
01/03/96         26,439    US$         17,074    GBP        $70             $   --
01/04/96        119,670    GBP        183,813    US$         --              1,986
01/04/96         15,041    GBP         23,352    US$         --                250
01/03/96        184,320    CHF        158,623    US$         --              1,564
01/05/96         44,657    GBP         68,793    US$         --                540
01/05/96         46,065    GBP         71,520    US$         --                387
01/08/96        201,935    CHF        174,202    US$         --              1,294
01/31/96        101,723    US$        495,898    FRF         --                320
01/31/96         42,374    US$        206,442    FRF         --                160
01/31/96         74,346    US$        362,810    FRF         --                158
01/03/96         46,060    US$        198,979    FIM         --                233
01/31/96         20,949    US$        101,833    FRF         --                126
01/31/96         20,339    US$         98,867    FRF         --                122
01/04/96         17,416    US$         75,254    FIM         --                 84
01/31/96         13,048    US$         63,478    FRF         --                 68
01/31/96         11,944    US$         58,229    FRF         --                 39
                                                             --
                                                                             -----
                                                            $70             $7,331
                                                             --              -----
                                                             --              -----

   CHF     Swiss Franc
   FIM     Finnish Markka
   FRF     French Franc
   GBP     British Pound Sterling
   US$     United States Dollar

(5) EXPENSES AND RELATED PARTY TRANSACTIONS
    The Fund has entered into an investment advisory agreement with MIMLIC Asset Management Company (MIMLIC Management). Each portfolio of the Fund pays MIMLIC Management an annual fee, based on average daily net assets, in the following amounts:

PORTFOLIO                                            ANNUAL FEE
---------                                 --------------------------------
Growth..................................        .50%
Bond....................................        .50%
Money Market............................        .50%
Asset Allocation........................        .50%
Mortgage Securities.....................        .50%
Index 500...............................        .40%
Capital Appreciation....................        .75%
International Stock.....................       1.00%  on the first $10
                                                      million in net
                                                      assets
                                                .90%  on the next $15
                                                      million
                                                .80%  on the next $25
                                                      million
                                                .75%  on the next $50
                                                      million
                                                .65%  thereafter
Small Company...........................        .75%
Maturing Government Bond 1998...........        .05%  until April 30, 1998
                                                      and .25% thereafter
Maturing Government Bond 2002...........        .05%  until April 30, 1998
                                                      and .25% thereafter
Maturing Government Bond 2006...........        .25%
Maturing Government Bond 2010...........        .25%
Value Stock.............................        .75%

    Under these agreements, MIMLIC Management manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel.

    For Capital Appreciation, MIMLIC Management has a sub-advisory agreement with Winslow Capital Management, Inc. (Winslow). From its advisory fee, MIMLIC Management pays Winslow a fee equal to .50 percent on the first $75 million in net assets and .45 percent of all net assets in excess of $75 million. For International Stock, MIMLIC Management has a sub-advisory agreement with Templeton Investment Counsel, Inc. From its advisory fee, MIMLIC Management pays Templeton Investment Counsel, Inc. a fee equal to .75 percent on the first $10 million in net assets, .65 percent on the next $15 million, .55 percent on the next $25 million, .50 percent on the next $50 million and .40 percent on the next $100 million and thereafter.

    The Fund bears certain other operating expenses including outside directors' fees, federal registration fees, printing and shareholder reports, legal, auditing, custodian fees, organizational costs and other miscellaneous expenses. Each portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific portfolio will be allocated based upon the proportionate net asset size of each portfolio. Minnesota Mutual directly incurs and pays these operating expenses relating to the Fund and the Fund in turn reimburses Minnesota Mutual. Minnesota Mutual has voluntarily agreed to absorb all fees and expenses for each portfolio that exceed various percentages of average daily net assets. During the year ended December 31, 1995, Minnesota Mutual voluntarily agreed to absorb $22,794, $24,709, $25,199, $26,308 and $11,610 in expenses that were otherwise payable by Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government 2010 and Value Stock.

    Each portfolio pays an administrative services fee to Minnesota Mutual for accounting, legal and other administrative services which Minnesota Mutual provides. Prior to May 1, 1995, the administrative services fee for each portfolio was $2,050 per month. Effective May 1, 1995, the administrative service fee for each portfolio is $1,500 per month.

(6) CAPITAL SHARE TRANSACTIONS
    Transactions in shares of portfolios for the years ended December 31, 1995 and 1994 (the year ended December 31, 1995 and the period from April 25, 1994 to December 31, 1994 for Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock) were as follows:

                                                                        GROWTH                         BOND
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................   15,942,741     28,193,814     19,917,487     40,112,788
Issued for reinvested distributions.........................    4,188,367      2,249,492      2,571,473      2,685,716
Redeemed....................................................  (13,194,015)   (11,882,761)   (11,200,741)   (12,036,132)
                                                              -----------    -----------    -----------    -----------
                                                                6,937,093     18,560,545     11,288,219     30,762,372
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------


                                                                     MONEY MARKET                ASSET ALLOCATION
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................   36,944,812     32,779,527     37,854,023     55,022,406
Issued for reinvested distributions.........................    1,335,757        687,516      7,646,551      4,591,566
Redeemed....................................................  (31,221,058)   (28,782,856)   (33,295,460)   (38,088,984)
                                                              -----------    -----------    -----------    -----------
                                                                7,059,511      4,684,187     12,205,114     21,524,988
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

                                                                 MORTGAGE SECURITIES                INDEX 500
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................   11,363,781     19,380,092     20,529,294     19,141,178
Issued for reinvested distributions.........................    3,873,396      3,961,293      1,340,030        840,282
Redeemed....................................................  (11,794,395)   (21,468,950)    (8,948,748)    (8,311,557)
                                                              -----------    -----------    -----------    -----------
                                                                3,442,782      1,872,435     12,920,576     11,669,903
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

                                                                 CAPITAL APPRECIATION          INTERNATIONAL STOCK
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................   21,549,468     27,348,716     34,352,552     59,024,386
Issued for reinvested distributions.........................    1,816,119        840,153             --      4,331,175
Redeemed....................................................  (11,636,441)   (11,447,247)   (21,587,691)   (22,945,898)
                                                              -----------    -----------    -----------    -----------
                                                               11,729,146     16,741,622     12,764,861     40,409,663
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

                                                                                             MATURING GOVERNMENT BOND
                                                                    SMALL COMPANY                      1998
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................   27,268,886     35,560,021      2,804,374      6,200,909
Issued for reinvested distributions.........................      681,476         59,351        261,002        159,722
Redeemed....................................................   (7,902,817)    (5,225,445)    (1,791,322)    (2,761,977)
                                                              -----------    -----------    -----------    -----------
                                                               20,047,545     30,393,927      1,274,054      3,598,654
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

                                                               MATURING GOVERNMENT BOND      MATURING GOVERNMENT BOND
                                                                         2002                          2006
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................      819,908      3,615,900        493,557      2,395,168
Issued for reinvested distributions.........................      179,675        133,932        122,592        100,028
Redeemed....................................................     (966,191)      (987,161)      (441,900)      (480,203)
                                                              -----------    -----------    -----------    -----------
                                                                   33,392      2,762,671        174,249      2,014,993
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

                                                               MATURING GOVERNMENT BOND
                                                                         2010                      VALUE STOCK
                                                              --------------------------    --------------------------
                                                                 1995           1994           1995           1994
                                                              -----------    -----------    -----------    -----------
Sold........................................................    1,062,561      1,641,280     16,963,575      8,716,795
Issued for reinvested distributions.........................       63,051         60,229      1,227,850         93,066
Redeemed....................................................   (1,163,056)      (524,203)    (2,330,611)      (407,103)
                                                              -----------    -----------    -----------    -----------
                                                                 ( 37,444)     1,177,306     15,860,814      8,402,758
                                                              -----------    -----------    -----------    -----------
                                                              -----------    -----------    -----------    -----------

(7) ILLIQUID SECURITIES
    Each portfolio of the Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At December 31, 1995, investment in securities of Bond, Mortgage Securities, International Stock and Small Company includes issues that are illiquid. The aggregate value of illiquid securities held by Bond, Mortgage Securities, International Stock and Small Company at December 31, 1995 were $2,096,336, $5,566,081, $5,556,188 and $6,066,566, respectively, which represents 2.1%,
8.0%, 3.9% and 6.1% of net assets, respectively. Securities are valued by procedures described in note 2. Pursuant to guidelines adopted by the Fund's board of directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(8) FINANCIAL HIGHLIGHTS

    The following tables for each Portfolio show certain per share data for a share of capital stock outstanding during the periods and selected information for each period:

GROWTH PORTFOLIO

                                                                                YEAR ENDED DECEMBER 31,
                                                                 -----------------------------------------------------
                                                                   1995       1994       1993       1992       1991
                                                                 ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year.............................     $1.866     $1.912     $1.889     $1.864     $1.391
                                                                 ---------  ---------  ---------  ---------  ---------
Income from investment operations:
    Net investment income......................................       .021       .019       .020       .026       .031
    Net gains or losses on securities (both realized and
      unrealized)..............................................       .416      (.005)      .063       .060       .442
                                                                 ---------  ---------  ---------  ---------  ---------
        Total from investment operations.......................       .437       .014       .083       .086       .473
                                                                 ---------  ---------  ---------  ---------  ---------
Less distributions:
    Dividends from net investment income.......................      (.020)     (.020)     (.027)     (.031)        --
    Distributions from capital gains...........................      (.073)     (.040)     (.033)     (.030)        --
                                                                 ---------  ---------  ---------  ---------  ---------
        Total distributions....................................      (.093)     (.060)     (.060)     (.061)        --
                                                                 ---------  ---------  ---------  ---------  ---------
Net asset value, end of year...................................     $2.210     $1.866     $1.912     $1.889     $1.864
                                                                 ---------  ---------  ---------  ---------  ---------
                                                                 ---------  ---------  ---------  ---------  ---------
Total return (a)...............................................       24.3%        .8%       4.7%       4.8%      34.1%
Net assets, end of year (in thousands).........................  $ 201,678  $ 157,369  $ 125,745  $  99,128  $  75,518
Ratio of expenses to average daily net assets..................        .55%       .56%       .58%       .58%       .63%
Ratio of net investment income to average daily net assets.....       1.04%      1.22%      1.21%      1.72%      2.11%
Portfolio turnover rate (excluding short-term securities)......       91.9%      42.0%      51.0%      22.4%      15.7%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

BOND PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                              ----------------------------------------------------
                                                                1995       1994       1993       1992       1991
                                                              --------    -------    -------    -------    -------
Net asset value, beginning of year..........................    $1.157     $1.300     $1.258     $1.264     $1.075
                                                              --------    -------    -------    -------    -------
Income from investment operations:
    Net investment income...................................      .074       .042       .051       .053       .078
    Net gains or losses on securities (both realized and
      unrealized)...........................................      .147      (.100)      .074       .024       .111
                                                              --------    -------    -------    -------    -------
        Total from investment operations....................      .221      (.058)      .125       .077       .189
                                                              --------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment income....................     (.046)     (.052)     (.058)     (.069)        --
    Distributions from capital gains........................        --      (.033)     (.025)     (.014)        --
                                                              --------    -------    -------    -------    -------
        Total distributions.................................     (.046)     (.085)     (.083)     (.083)        --
                                                              --------    -------    -------    -------    -------
Net asset value, end of year................................    $1.332     $1.157     $1.300     $1.258     $1.264
                                                              --------    -------    -------    -------    -------
                                                              --------    -------    -------    -------    -------
Total return (a)............................................      19.8%      (4.6)%     10.3%       6.7%      17.6%
Net assets, end of year (in thousands)......................  $101,045    $74,679    $43,927    $24,914    $13,088
Ratio of expenses to average daily net assets (b)...........       .58%       .61%       .64%       .65%       .65%
Ratio of net investment income to average daily net assets
  (b).......................................................      6.57%      6.12%      5.57%      6.56%      7.79%
Portfolio turnover rate (excluding short-term securities)...     205.4%     166.2%     166.8%     140.2%      93.8%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $12,179 and $13,182 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .72% and .78%, respectively, and the ratio of net investment income to average daily net assets would have been 6.49% and 7.66%, respectively.

MONEY MARKET PORTFOLIO

                                                                                   YEAR ENDED DECEMBER 31,
                                                                    -----------------------------------------------------
                                                                      1995       1994       1993       1992       1991
                                                                    ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year................................     $1.000     $1.000     $1.000     $1.000     $1.000
                                                                    ---------  ---------  ---------  ---------  ---------
Income from investment operations:
    Net investment income.........................................       .053       .036       .027       .032       .053
                                                                    ---------  ---------  ---------  ---------  ---------
        Total from investment operations..........................       .053       .036       .027       .032       .053
                                                                    ---------  ---------  ---------  ---------  ---------
Less distributions:
    Dividends from net investment income..........................      (.053)     (.036)     (.027)     (.032)     (.053)
                                                                    ---------  ---------  ---------  ---------  ---------
        Total distributions.......................................      (.053)     (.036)     (.027)     (.032)     (.053)
                                                                    ---------  ---------  ---------  ---------  ---------
Net asset value, end of year......................................     $1.000     $1.000     $1.000     $1.000     $1.000
                                                                    ---------  ---------  ---------  ---------  ---------
                                                                    ---------  ---------  ---------  ---------  ---------
Total return (a)..................................................        5.4%       4.2%       2.7%       3.2%       5.4%
Net assets, end of year (in thousands)............................  $  30,166  $  23,107  $  18,423  $  13,591  $  12,834
Ratio of expenses to average daily net assets (b).................        .64%       .65%       .65%       .65%       .65%
Ratio of net investment income to average daily net assets (b)....       5.29%      3.71%      2.65%      3.17%      5.26%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $13,734, $23,714, $20,913 and $22,877 in expenses for the years ended December 31, 1994, 1993, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .72%, .81%, .80% and .85%, respectively, and the ratio of net investment income to average daily net assets would have been 3.64%, 2.49%, 3.02% and 5.06%, respectively.

ASSET ALLOCATION PORTFOLIO

                                                                              YEAR ENDED DECEMBER 31,
                                                              -------------------------------------------------------
                                                                1995        1994        1993        1992       1991
                                                              --------    --------    --------    --------    -------
Net asset value, beginning of year..........................    $1.524      $1.589      $1.574      $1.558     $1.209
                                                              --------    --------    --------    --------    -------
Income from investment operations:
    Net investment income...................................      .061        .047        .030        .034       .047
    Net gains or losses on securities (both realized and
     unrealized)............................................      .308       (.069)       .066        .070       .302
                                                              --------    --------    --------    --------    -------
        Total from investment operations....................      .369       (.022)       .096        .104       .349
                                                              --------    --------    --------    --------    -------
Less distributions:
    Dividends from net investment income....................     (.049)      (.033)      (.037)      (.041)        --
    Distributions from capital gains........................     (.018)      (.010)      (.044)      (.047)        --
                                                              --------    --------    --------    --------    -------
        Total distributions.................................     (.067)      (.043)      (.081)      (.088)        --
                                                              --------    --------    --------    --------    -------
Net asset value, end of year................................    $1.826      $1.524      $1.589      $1.574     $1.558
                                                              --------    --------    --------    --------    -------
                                                              --------    --------    --------    --------    -------
Total return (a)............................................      25.0%       (1.4)%       6.5%        7.3%      28.9%
Net assets, end of year (in thousands)......................  $349,010    $272,629    $250,011    $150,998    $68,592
Ratio of expenses to average daily net assets...............       .55%        .56%        .57%        .60%       .62%
Ratio of net investment income to average daily net
  assets....................................................      3.75%       3.31%       2.63%       3.68%      4.50%
Portfolio turnover rate (excluding short-term securities)...     157.0%      123.6%       85.7%      106.5%      78.6%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.

MORTGAGE SECURITIES PORTFOLIO

                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
                                                               1995       1994       1993       1992       1991
                                                              -------    -------    -------    -------    -------
Net asset value, beginning of year..........................   $1.098     $1.218     $1.185     $1.196     $1.029
                                                              -------    -------    -------    -------    -------
Income from investment operations:
    Net investment income...................................     .081       .074       .054       .045       .069
    Net gains or losses on securities (both realized and
     unrealized)............................................     .107      (.115)      .052       .024       .098
                                                              -------    -------    -------    -------    -------
        Total from investment operations....................     .188      (.041)      .106       .069       .167
                                                              -------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment income....................    (.079)     (.054)     (.055)     (.056)        --
    Distributions from capital gains........................       --      (.025)     (.018)     (.024)        --
                                                              -------    -------    -------    -------    -------
        Total distributions.................................    (.079)     (.079)     (.073)     (.080)        --
                                                              -------    -------    -------    -------    -------
Net asset value, end of year................................   $1.207     $1.098     $1.218     $1.185     $1.196
                                                              -------    -------    -------    -------    -------
                                                              -------    -------    -------    -------    -------
Total return (a)............................................     18.0%      (3.4)%      9.3%       6.4%      16.3%
Net assets, end of year (in thousands)......................  $69,746    $59,666    $63,902    $37,011    $16,520
Ratio of expenses to average daily net assets (b)...........      .58%       .60%       .63%       .65%       .65%
Ratio of net investment income to average daily net assets
  (b).......................................................     7.09%      6.55%      5.87%      6.64%      8.02%
Portfolio turnover rate (excluding short-term securities)...    133.7%     197.3%     138.4%      96.2%     112.0%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $10,341 and $16,372 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .69% and .79% , respectively, and the ratio of net investment income to average daily net assets would have been 6.60% and 7.88%, respectively.

INDEX 500 PORTFOLIO

                                                                                  YEAR ENDED DECEMBER 31,
                                                                   -----------------------------------------------------
                                                                     1995       1994       1993       1992       1991
                                                                   ---------  ---------  ---------  ---------  ---------
Net asset value, beginning of year...............................     $1.518     $1.532     $1.428     $1.454     $1.120
                                                                   ---------  ---------  ---------  ---------  ---------
Income from investment operations:
    Net investment income........................................       .031       .029       .026       .024       .034
    Net gains or losses on securities (both realized and
      unrealized)................................................       .517      (.012)      .110       .073       .300
                                                                   ---------  ---------  ---------  ---------  ---------
        Total from investment operations.........................       .548       .017       .136       .097       .334
                                                                   ---------  ---------  ---------  ---------  ---------
Less distributions:
    Dividends from net investment income.........................      (.031)     (.026)     (.025)     (.032)        --
    Distributions from capital gains.............................      (.012)     (.005)     (.007)     (.091)        --
                                                                   ---------  ---------  ---------  ---------  ---------
        Total distributions......................................      (.043)     (.031)     (.032)     (.123)        --
                                                                   ---------  ---------  ---------  ---------  ---------
Net asset value, end of year.....................................     $2.023     $1.518     $1.532     $1.428     $1.454
                                                                   ---------  ---------  ---------  ---------  ---------
                                                                   ---------  ---------  ---------  ---------  ---------
Total return (a).................................................       36.8%       1.2%       9.8%       7.4%      29.8%
Net assets, end of year (in thousands)...........................  $ 123,999  $  73,432  $  56,209  $  35,620  $  20,999
Ratio of expenses to average daily net assets (b)................        .47%       .50%       .55%       .55%       .55%
Ratio of net investment income to average daily net assets (b)...       2.08%      2.34%      2.27%      2.42%      2.70%
Portfolio turnover rate (excluding short-term securities)........        4.8%       5.9%       4.8%       6.1%      26.4%

----------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Minnesota Mutual voluntarily absorbed $7,228 and $13,123 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .58% and .62%, respectively, and the ratio of net investment income to average daily net assets would have been 2.39% and 2.63%, respectively.

CAPITAL APPRECIATION PORTFOLIO

                                                                             YEAR ENDED DECEMBER 31,
                                                              -----------------------------------------------------
                                                                1995        1994       1993      1992(A)     1991
                                                              --------    --------    -------    -------    -------
Net asset value, beginning of year..........................    $1.808      $1.797     $1.682     $1.684     $1.198
                                                              --------    --------    -------    -------    -------
Income from investment operations:
    Net investment income (loss)............................     (.003)         --       .001       .004       .009
    Net gains or losses on securities (both realized and
      unrealized)...........................................      .406        .039       .167       .078       .488
                                                              --------    --------    -------    -------    -------
        Total from investment operations....................      .403        .039       .168       .082       .497
                                                              --------    --------    -------    -------    -------
Less distributions:
    Dividends from net investment income....................        --       (.002)     (.005)     (.009)     (.003)
    Distributions from capital gains........................     (.051)      (.026)     (.048)     (.075)     (.008)
                                                              --------    --------    -------    -------    -------
        Total distributions.................................     (.051)      (.028)     (.053)     (.084)     (.011)
                                                              --------    --------    -------    -------    -------
Net asset value, end of year................................    $2.160      $1.808     $1.797     $1.682     $1.684
                                                              --------    --------    -------    -------    -------
                                                              --------    --------    -------    -------    -------
Total return (b)............................................      22.8%        2.3%      10.4%       5.0%      41.8%
Net assets, end of year (in thousands)......................  $163,520    $115,607    $84,840    $52,365    $23,822
Ratio of expenses to average daily net assets (c)...........       .80%        .83%       .86%       .90%       .90%
Ratio of net investment income (loss) to average daily net
  assets (c)................................................      (.15)%      (.09)%      .12%       .42%       .92%
Portfolio turnover rate (excluding short-term securities)...      51.1%       68.4%      95.9%     138.8%      70.5%

----------
(a) On October 1, 1992, the portfolio entered into a new sub-advisory agreement with Winslow Capital Management, Inc. to perform sub-advisory services for the portfolio. Prior to October 1, 1992, the portfolio had a sub-advisory agreement with Alliance Capital Management L.P. for sub-advisory services.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Minnesota Mutual voluntarily absorbed $16,612 and $15,552 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .94% and 1.00%, respectively, and the ratio of net investment income to average daily net assets would have been .38% and .82%, respectively.

INTERNATIONAL STOCK PORTFOLIO

                                                                                                 PERIOD FROM
                                                                  YEAR ENDED DECEMBER 31,        MAY 1, 1992
                                                              -------------------------------    TO DECEMBER
                                                                1995        1994       1993      31, 1992(A)
                                                              --------    --------    -------    ------------
Net asset value, beginning of period........................    $1.235      $1.310      $.919         $1.000
                                                              --------    --------    -------       ------
Income from investment operations:
    Net investment income...................................      .033        .011       .016         .010
    Net gains or losses on securities (both realized and
     unrealized)............................................      .142       (.015)      .389        (.077)
                                                              --------    --------    -------       ------
        Total from investment operations....................      .175       (.004)      .405        (.067)
                                                              --------    --------    -------       ------
Less distributions:
    Dividends from net investment income....................        --       (.029)     (.007)       (.010)
    Excess distributions of net investment income...........        --          --         --        (.002)
    Tax return of capital...................................        --       (.001)        --           --
    Distributions from capital gains........................        --       (.041)     (.007)          --
    Excess distributions of net realized gains..............        --          --         --        (.002)
                                                              --------    --------    -------       ------
        Total distributions.................................        --       (.071)     (.014)       (.014)
                                                              --------    --------    -------       ------
Net asset value, end of period..............................    $1.410      $1.235     $1.310        $.919
                                                              --------    --------    -------       ------
                                                              --------    --------    -------       ------
Total return (b)............................................      14.2%        (.3)%     44.2%        (6.8)%(d)
Net assets, end of period (in thousands)....................  $140,770    $107,490    $61,106      $17,401
Ratio of expenses to average daily net assets (c)...........      1.04%       1.24%      1.55%        2.00%(e)
Ratio of net investment income to average daily net assets
  (c).......................................................      2.69%       1.68%      1.04%        2.10%(e)
Portfolio turnover rate (excluding short-term securities)...      20.3%       12.9%      12.7%        11.7%

----------
(a) The inception of the portfolio was January 21, 1992. However, operations did not commence until May 1, 1992 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Minnesota Mutual voluntarily absorbed $8,450 in expenses for the period from May 1, 1992 to December 31, 1992. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 2.09% and the ratio of net investment income to average daily net assets would have been 2.01%.
(d) Total return is presented for the period from May 1, 1992, commencement of operations, to December 31, 1992.
(e)  Adjusted to an annual basis.

SMALL COMPANY PORTFOLIO

                                                                    YEAR ENDED        PERIOD FROM
                                                                   DECEMBER 31        MAY 3, 1993
                                                                ------------------    TO DECEMBER
                                                                 1995       1994      31, 1993(A)
                                                                -------    -------    ------------
Net asset value, beginning of period........................     $1.226     $1.157         $1.000
                                                                -------    -------       ------
Income from investment operations:
    Net investment income...................................       .002       .002           --
    Net gains or losses on securities (both realized and
     unrealized)............................................       .392       .069         .173
                                                                -------    -------       ------
        Total from investment operations....................       .394       .071         .173
                                                                -------    -------       ------
Less distributions:
    Dividends from net investment income....................      (.002)     (.002)          --
    Distributions from net realized gains...................      (.016)        --        (.015)
    Excess distributions of net realized gains..............         --         --        (.001)
                                                                -------    -------       ------
        Total distributions.................................      (.018)     (.002)       (.016)
                                                                -------    -------       ------
Net asset value, end of period..............................     $1.602     $1.226       $1.157
                                                                -------    -------       ------
                                                                -------    -------       ------
Total return (b)............................................       32.1%       6.2%        17.4%(c)
Net assets, end of period (in thousands)....................    $98,895    $51,105      $13,043
Ratio of expenses to average daily net assets (d)...........        .84%       .90%         .90%(e)
Ratio of net investment income (loss) to average daily net
  assets (d)................................................        .15%       .24%        (.02)%(e)
Portfolio turnover rate (excluding short-term securities)...       61.3%      28.1%        34.9%

----------
(a) The inception of the portfolio was January 26, 1993. However, operations did not commence until May 3, 1993 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 3, 1993, commencement of operations, to December 31, 1993.
(d) Minnesota Mutual voluntarily absorbed $9,532 and $30,330 in expenses for the year ended December 31, 1994 and the period from May 3, 1993 to December 31, 1993. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .92% and 1.58%, respectively and the ratio of net investment income (loss) to average daily net assets would have been .21% and (.70%), respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 1998 PORTFOLIO

                                                                               PERIOD FROM
                                                              YEAR ENDED       MAY 2, 1994
                                                               DECEMBER        TO DECEMBER
                                                               31, 1995        31, 1994(A)
                                                              -----------      ------------
Net asset value, beginning of period........................    $.945              $.989
                                                                 -----             -----
Income from investment operations:
    Net investment income...................................      .059              .043
    Net gains or losses on securities (both realized and
     unrealized)............................................      .092             (.043)
                                                                 -----             -----
        Total from investment operations....................      .151                --
                                                                 -----             -----
Less distributions:
    Dividends from net investment income....................     (.058)            (.044)
    Distributions from net realized gains...................        --                --
                                                                 -----             -----
        Total distributions.................................     (.058)            (.044)
                                                                 -----             -----
Net asset value, end of period..............................    $1.038             $.945
                                                                 -----             -----
                                                                 -----             -----
Total return (b)............................................      16.0%               .1%(c)
Net assets, end of period (in thousands)....................    $5,057            $3,402
Ratio of expenses to average daily net assets (d)...........       .20%              .20%(e)
Ratio of net investment income to average daily net assets
  (d).......................................................      6.22%             6.45%(e)
Portfolio turnover rate (excluding short-term securities)...       9.0%               --

----------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $22,794 and $21,714 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average net assets would have been .72% and 1.12%, respectively, and the ratio of net investment income to average daily net assets would have been 5.70% and 5.53%, respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2002 PORTFOLIO

                                                                               PERIOD FROM
                                                              YEAR ENDED       MAY 2, 1994
                                                               DECEMBER        TO DECEMBER
                                                               31, 1995        31, 1994(A)
                                                              -----------      ------------
Net asset value, beginning of period........................    $.932              $.977
                                                                 -----             -----
Income from investment operations:
    Net investment income...................................      .072              .047
    Net gains or losses on securities (both realized and
     unrealized)............................................      .161             (.044)
                                                                 -----             -----
        Total from investment operations....................      .233              .003
                                                                 -----             -----
Less distributions:
    Dividends from net investment income....................     (.072)            (.048)
    Tax return of capital...................................     (.002)               --
    Distributions from net realized gains...................        --                --
                                                                 -----             -----
        Total distributions.................................     (.074)            (.048)
                                                                 -----             -----
Net asset value, end of period..............................    $1.091             $.932
                                                                 -----             -----
                                                                 -----             -----
Total return (b)............................................      25.0%               .3%(c)
Net assets, end of period (in thousands)....................    $3,049            $2,575
Ratio of expenses to average daily net assets (d)...........       .20%              .20%(e)
Ratio of net investment income to average daily net assets
  (d).......................................................      6.52%             7.18%(e)
Portfolio turnover rate (excluding short-term securities)...        --              11.6%

----------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $24,709 and $23,298 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.06% and 1.52%, respectively and the ratio of net investment income to average daily net assets would have been 5.66% and 5.86%, respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2006 PORTFOLIO

                                                                               PERIOD FROM
                                                              YEAR ENDED       MAY 2, 1994
                                                               DECEMBER        TO DECEMBER
                                                               31, 1995        31, 1994(A)
                                                              -----------      ------------
Net asset value, beginning of period........................    $.923              $.970
                                                                 -----             -----
Income from investment operations:
    Net investment income...................................      .069              .047
    Net gains or losses on securities (both realized and
     unrealized)............................................      .251             (.046)
                                                                 -----             -----
        Total from investment operations....................      .320              .001
                                                                 -----             -----
Less distributions:
    Dividends from net investment income....................     (.069)            (.048)
    Distributions from net realized gains...................        --                --
                                                                 -----             -----
        Total distributions.................................     (.069)            (.048)
                                                                 -----             -----
Net asset value, end of period..............................    $1.174             $.923
                                                                 -----             -----
                                                                 -----             -----
Total return (b)............................................      34.7%               .1%(c)
Net assets, end of period (in thousands)....................    $2,570            $1,860
Ratio of expenses to average daily net assets (d)...........       .40%              .40%(e)
Ratio of net investment income to average daily net assets
  (d).......................................................      6.56%             7.45%(e)
Portfolio turnover rate (excluding short-term securities)...      10.0%               --

----------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $25,199 and $24,803 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.56% and 2.37%, respectively and the ratio of net investment income to average daily net assets would have been 5.40% and 5.48%, respectively.
(e)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2010 PORTFOLIO

                                                                               PERIOD FROM
                                                              YEAR ENDED       MAY 2, 1994
                                                               DECEMBER        TO DECEMBER
                                                               31, 1995        31, 1994(A)
                                                              -----------      ------------
Net asset value, beginning of period........................    $.910              $.962
                                                                 -----             -----
Income from investment operations:
    Net investment income...................................      .070              .049
    Net gains or losses on securities (both realized and
     unrealized)............................................      .304             (.052)
                                                                 -----             -----
        Total from investment operations....................      .374             (.003)
                                                                 -----             -----
Less distributions:
    Dividends from net investment income....................     (.070)            (.049)
    Distributions from net realized gains...................        --                --
                                                                 -----             -----
        Total distributions.................................     (.070)            (.049)
                                                                 -----             -----
Net asset value, end of period..............................    $1.214             $.910
                                                                 -----             -----
                                                                 -----             -----
Total return (b)............................................      41.2%              (.3)%(c)
Net assets, end of period (in thousands)....................    $1,384            $1,071
Ratio of expenses to average daily net assets (d)...........       .40%              .40%(e)
Ratio of net investment income to average daily net assets
  (d).......................................................      6.58%             7.79%(e)
Portfolio turnover rate (excluding short-term securities)...        --              14.5%

----------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $26,308 and $25,888 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 2.68% and 4.01%, respectively and the ratio of net investment income to average daily net assets would have been 4.30% and 4.18%, respectively.
(e)  Adjusted to an annual basis.

VALUE STOCK PORTFOLIO

                                                                               PERIOD FROM
                                                              YEAR ENDED       MAY 2, 1994
                                                               DECEMBER        TO DECEMBER
                                                               31, 1995        31, 1994(A)
                                                              -----------      ------------
Net asset value, beginning of period........................   $1.044             $1.010
                                                              -----------          -----
Income from investment operations:
    Net investment income...................................      .010              .008
    Net gains or losses on securities (both realized and
     unrealized)............................................      .331              .038
                                                              -----------          -----
        Total from investment operations....................      .341              .046
                                                              -----------          -----
Less distributions:
    Dividends from net investment income....................     (.010)            (.009)
    Distributions from net realized gains...................     (.063)            (.003)
                                                              -----------          -----
        Total distributions.................................     (.073)            (.012)
                                                              -----------          -----
Net asset value, end of period..............................    $1.312            $1.044
                                                              -----------          -----
                                                              -----------          -----
Total return (b)............................................      33.0%              4.6%(c)
Net assets, end of period (in thousands)....................   $31,825            $8,771
Ratio of expenses to average daily net assets (d)...........       .89%              .90%(e)
Ratio of net investment income to average daily net assets
  (d).......................................................      1.25%             2.07%(e)
Portfolio turnover rate (excluding short-term securities)...     164.2%             49.5%

----------
(a) The inception of the portfolio was January 18, 1994. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(d) Minnesota Mutual voluntarily absorbed $11,610 and $22,503 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .95% and 1.56%, respectively and the ratio of net investment income to average daily net assets would have been 1.19% and 1.41%, respectively.
(e)  Adjusted to an annual basis.

GROWTH PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
COMMON STOCKS (95.8%)
  CAPITAL GOODS (9.1%)
    Machinery (9.1%)
   83,101  Halliburton Company.........................................  $    4,612,106
   93,384  General Electric Company....................................       8,077,715
   84,100  Millipore Corporation.......................................       3,521,688
   87,586  York International Corp.....................................       4,532,576
                                                                         --------------
                                                                             20,744,085
                                                                         --------------
  CONSUMER GOODS AND SERVICES (50.0%)
    Consumer Goods (29.3%)
   73,800  Abbott Laboratories.........................................       3,210,300
  172,000  Coca-Cola Company...........................................       8,406,500
  118,586  Columbia/HCA Healthcare Corporation.........................       6,329,528
   39,000  Gillette Company............................................       2,432,625
  117,800  Johnson & Johnson...........................................       5,831,100
  102,000  Merck & Co., Inc............................................       6,591,750
  132,836  Pepsico, Inc................................................       4,699,074
   64,000  Philip Morris Companies, Inc................................       6,656,000
   65,800  Pfizer Inc..................................................       4,696,475
   55,280  Procter & Gamble Company....................................       5,009,750
   35,800  Schering-Plough Corporation.................................       2,246,450
   73,600  Service Corporation International...........................       4,232,000
   84,700  Smithkline Beecham (c)......................................       4,605,563
   40,100  United Health Care..........................................       2,025,050
                                                                         --------------
                                                                             66,972,165
                                                                         --------------
    Consumer Services (5.9%)
   71,888  CUC International Inc (b)...................................       2,552,024
   91,500  GTECH Holdings Corporation (b)..............................       2,710,688
   33,700  HFS Incorporated (b)........................................       2,359,000
   92,791  Manpower....................................................       3,642,046
   46,500  McDonalds Corp..............................................       2,173,875
                                                                         --------------
                                                                             13,437,633
                                                                         --------------
    Food (4.7%)
   49,300  Conagra, Inc................................................       2,236,988
   28,800  CPC International...........................................       2,073,600
  108,700  Kroger Company (b)..........................................       4,293,650
   64,500  Sara Lee Corporation........................................       2,088,188
                                                                         --------------
                                                                             10,692,426
                                                                         --------------
    Retail (4.5%)
   86,800  Home Depot Inc..............................................       4,687,200
   72,580  Kohl's Inc. (b).............................................       2,658,243
  112,000  Wal-Mart Stores, Inc........................................       2,842,000
                                                                         --------------
                                                                             10,187,443
                                                                         --------------
    Consumer Cyclicals (5.6%)
   94,600  Autozone, Inc. (b)..........................................       3,287,350
   68,000  Magna International Inc. (c)................................       3,128,000
  130,400  Newell Co...................................................       3,993,500
   52,306  Omnicom Group...............................................       2,432,229
                                                                         --------------
                                                                             12,841,079
                                                                         --------------

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
  CREDIT SENSITIVE (14.8%)
    Finance (11.2%)
   22,030  American International Group, Inc...........................  $    2,172,709
   62,600  Associates First Capital Corp. (b)..........................       2,355,325
   38,170  Federal Home Loan Mortgage Corporation......................       3,263,535
   69,466  First Data Corporation......................................       5,531,230
   34,525  First Union Corporation.....................................       2,101,708
   78,400  MGIC Investment Corporation.................................       4,400,200
   60,900  Norwest Corporation.........................................       2,123,887
  116,000  T. Rowe Price Associates....................................       3,567,000
                                                                         --------------
                                                                             25,515,594
                                                                         --------------
    Utilities (3.6%)
  102,100  AT&T Corporation............................................       6,330,200
   40,900  Nynex Corporation...........................................       1,942,750
                                                                         --------------
                                                                              8,272,950
                                                                         --------------
  INTERMEDIATE GOODS AND SERVICES (5.3%)
    Materials (2.0%)
   27,900  Kimberly-Clark Corporation..................................       2,155,274
   60,100  Praxair Inc.................................................       2,539,225
                                                                         --------------
                                                                              4,694,499
                                                                         --------------
    Transportation (3.3%)
   55,700  Burlington Northern Santa Fe................................       4,504,737
   93,200  Fritz Companies (b).........................................       3,005,700
                                                                         --------------
                                                                              7,510,437
                                                                         --------------
  TECHNOLOGY (16.6%)
   56,600  Automatic Data Processing Inc...............................       2,186,175
   28,800  Cisco Systems, Inc. (b).....................................       1,630,800
   61,576  Computer Associates International...........................       4,387,289
   26,500  Computer Sciences Corporation (b)...........................       1,980,875
  144,400  Danka Business Systems PLC (c)..............................       4,223,700
   43,675  DSC Communications (b)......................................       1,315,709
  147,600  Equifax Incorporated........................................       3,874,500
   30,800  Hewlett-Packard Company.....................................       3,068,449
   32,500  Lucent Technologies Incorporated............................       1,230,938
   26,700  Microsoft Corporation (b)...................................       3,207,338
   35,500  Motorola....................................................       2,232,063
  100,425  Oracle Corporation (b)......................................       3,960,511
   83,900  Pall Corporation............................................       2,024,088
   57,700  Parametric Technology Corporation (b).......................       2,502,738
                                                                         --------------
                                                                             37,825,173
                                                                         --------------
Total common stocks
    (cost: $172,629,833)...............................................     218,693,484
                                                                         --------------

              See accompanying notes to investments in securities.

GROWTH PORTFOLIO

                                                                                                             MARKET
PRINCIPAL                                                                                                   VALUE(A)
---------                                                                                                --------------
SHORT-TERM SECURITIES (5.0%)
$6,688,647 Temporary Investment Fund, Inc.-TempFund Portfolio, current rate 5.42%......................  $    6,688,646
1,100,000  U.S. Treasury Bill....................................................      4.95%   07/11/96       1,098,288
1,000,000  American Home Products CP (d).........................................      5.46%   07/16/96         997,310
1,250,000  Bell Atlantic Net CP..................................................      5.43%   07/09/96       1,247,945
1,385,000  Philip Morris Capital CP..............................................      5.46%   07/25/96       1,379,412
                                                                                                         --------------
           Total short-term securities (cost: $11,412,817).............................................      11,411,601
                                                                                                         --------------
           Total investments in securities (cost: $184,042,650) (e)....................................  $  230,105,085
                                                                                                         --------------
                                                                                                         --------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 5.2% of net assets in foreign securities at June 30, 1996.
(d) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996, which includes aquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                              DATE         COST
--------------------------------------------------  ---------   ----------
American Home Products CP.........................  06/13/96    $  997,618
                                                                ----------
                                                                ----------

(e) At June 30, 1996 the cost of securities for federal income tax purposes was $184,042,650. The aggregate unrealized appreciation and depreciation of investments in securites based on this cost were:

Gross unrealized appreciation.....................  $  49,087,888
Gross unrealized depreciation.....................     (3,025,453)
                                                    -------------
Net unrealized appreciation.......................  $  46,062,435
                                                    -------------
                                                    -------------

BOND PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                                MARKET
PRINCIPAL                                                                                                      VALUE(A)
---------                                                                                                    ------------
LONG-TERM DEBT SECURITIES (93.7%)
  GOVERNMENT OBLIGATIONS (41.8%)
    U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (40.5%)
      U.S. Treasury (20.4%)
$ 900,000  U.S. Treasury Bond.........................................................    6.000%   02/15/26  $    798,188
2,425,000  U.S. Treasury Bond.........................................................   12.000%   08/15/13     3,422,281
3,000,000  U.S. Treasury Bond.........................................................    8.125%   08/15/19     3,364,683
3,450,000  U.S. Treasury Bond.........................................................    8.000%   11/15/21     3,839,198
3,500,000  U.S. Treasury Strip (c)....................................................    5.410%   02/15/01     2,606,237
  750,000  U.S. Treasury Strip (c)....................................................    5.663%   02/15/04       453,134
8,500,000  U.S. Treasury Strip (c)....................................................    5.175%   08/15/99     6,990,136
1,000,000  U.S. Treasury Note.........................................................    6.125%   09/30/00       988,436
                                                                                                             ------------
                                                                                                               22,462,293
                                                                                                             ------------
      Government National Mortgage Association (9.4%)
  399,767  ...........................................................................    8.500%   12/15/22       412,032
  352,791  ...........................................................................    8.500%   10/15/22       363,615
  369,198  ...........................................................................    7.500%   02/15/23       366,108
  641,848  ...........................................................................    8.000%   09/15/24       647,912
  706,096  ...........................................................................    6.500%   11/15/23       663,821
  424,920  ...........................................................................    7.500%   02/15/24       418,916
  496,731  ...........................................................................    7.500%   10/15/25       489,483
  907,392  ...........................................................................    7.000%   11/15/23       875,896
  919,579  ...........................................................................    6.500%   05/15/24       857,460
  949,615  ...........................................................................    7.500%   09/15/24       936,196
1,806,701  ...........................................................................    8.000%   04/15/25     1,823,339
  855,770  ...........................................................................    7.500%   10/15/25       843,283
  485,359  ...........................................................................    7.000%   10/15/25       465,493
1,204,559  ...........................................................................    7.000%   11/15/24     1,155,544
                                                                                                             ------------
                                                                                                               10,319,098
                                                                                                             ------------
      Other U.S. Government Agencies (8.3%)
1,500,000  Federal Home Loan Mortgage Corporation.....................................    7.030%   04/05/04     1,475,972
1,000,000  Federal National Mortgage Association......................................    8.590%   02/03/05     1,021,789
1,000,000  Federal Farm Credit Bank...................................................    6.960%   06/06/00       991,775
  464,510  Federal Home Loan Mortgage Corporation.....................................    6.500%   12/01/23       438,529
1,980,692  Federal Home Loan Mortgage Corporation.....................................    6.500%   02/01/16     1,885,043
1,433,166  Federal National Mortgage Association......................................    7.000%   09/01/17     1,383,235
1,008,593  Federal National Mortgage Association......................................    6.500%   02/01/26       943,739
  477,234  Federal National Mortgage Association......................................    7.000%   02/01/26       458,402
  500,597  Federal National Mortgage Association......................................    6.500%   03/01/26       468,058
                                                                                                             ------------
                                                                                                                9,066,542
                                                                                                             ------------
      Other Government Obligations (2.4%)
2,500,000  Quebec Province of Canada (b)..............................................    9.125%   03/01/00     2,683,798
                                                                                                             ------------
    STATE AND LOCAL GOVERNMENT OBLIGATIONS (1.3%)
1,428,000  Wyoming Community Development Authority....................................    6.850%   06/01/10     1,391,408
                                                                                                             ------------
           Total government obligations (cost: $47,016,810)................................................    45,923,139
                                                                                                             ------------
  CORPORATE OBLIGATIONS (51.9%)
    CAPITAL GOODS (6.7%)
      Machinery (2.8%)
2,750,000  Joy Technologies Incorporated..............................................   10.250%   09/01/03     3,032,017
                                                                                                             ------------
      Telecommunications (3.9%)
2,500,000  Continental Cablevision Inc................................................    8.300%   05/15/06     2,586,875

              See accompanying notes to investments in securities.

BOND PORTFOLIO

                                                                                                                MARKET
PRINCIPAL                                                                                                      VALUE(A)
---------                                                                                                    ------------
  CORPORATE OBLIGATIONS--CONTINUED
$1,750,000 Telekom Malaysia (b)(d)....................................................    7.125%   08/01/05  $  1,729,781
                                                                                                             ------------
                                                                                                                4,316,656
                                                                                                             ------------
    BASIC INDUSTRIES (3.8%)
      Paper and Forest Products (2.3%)
2,400,000  Georgia Pacific Corporation................................................    9.625%   03/15/22     2,566,418
                                                                                                             ------------
      Primary Metals (1.5%)
1,500,000  Reynolds Metals Company....................................................    9.375%   06/15/99     1,602,042
                                                                                                             ------------
    CONSUMER CYCLICAL (1.6%)
      Textiles (1.6%)
1,750,000  Reliance Industries 144A (b)(d)............................................    5.000%   06/24/16     1,790,880
                                                                                                             ------------
    CONSUMER STAPLES (8.6%)
      Drugs (1.6%)
1,750,000  American Home Products Corporation.........................................    6.500%   10/15/02     1,710,926
                                                                                                             ------------
      Food (.7%)
  776,786  General Mills Inc..........................................................    6.235%   03/15/97       778,020
                                                                                                             ------------
      Household Products (1.5%)
1,500,000  Premark International Inc..................................................   10.500%   09/15/00     1,689,078
                                                                                                             ------------
      Media (4.8%)
1,450,000  News America Holdings Inc..................................................    7.750%   12/01/45     1,292,962
1,000,000  TCI Communications Inc.....................................................    8.650%   09/15/04     1,025,938
1,000,000  Time Warner Entertainment..................................................    9.625%   05/01/02     1,099,395
1,750,000  Time Warner Incorporated...................................................    7.950%   02/01/00     1,791,867
                                                                                                             ------------
                                                                                                                5,210,162
                                                                                                             ------------
    ENERGY (3.2%)
      Natural Gas Distribution (1.4%)
1,500,000  Consolidated Natural Gas Company...........................................    8.750%   06/01/99     1,587,513
                                                                                                             ------------
      Oilfield Services (1.8%)
2,000,000  Weatherford Enterra Incorporated...........................................    7.250%   05/15/06     1,978,198
                                                                                                             ------------
    FINANCIAL (24.2%)
      Auto Finance (2.6%)
1,000,000  Ford Motor Credit..........................................................    6.250%   12/08/05       921,830
2,000,000  Ford Motor Credit..........................................................    5.880%   03/18/99     1,990,000
                                                                                                             ------------
                                                                                                                2,911,830
                                                                                                             ------------
      Banks/Savings and Loan (2.3%)
2,500,000  Midland Bank PLC (b).......................................................    7.625%   06/15/06     2,525,965
                                                                                                             ------------
      Commercial Finance (3.1%)
3,400,000  General Electric Capital Corp..............................................    6.660%   05/01/18     3,392,789
                                                                                                             ------------
      Consumer Finance (8.4%)
1,885,000  Associates Corp of North America...........................................    6.750%   10/15/99     1,890,372
2,215,000  Commercial Credit Company..................................................    7.375%   03/15/02     2,262,124
2,300,000  General Motors Acceptance Corporation......................................    9.000%   10/15/02     2,511,816
2,500,000  Lehman Brothers Holdings...................................................    7.375%   05/15/07     2,533,497
                                                                                                             ------------
                                                                                                                9,197,809
                                                                                                             ------------
      Real Estate (1.8%)
1,189,621  Green Tree Financial Corporation...........................................    6.900%   02/15/04     1,178,240
  787,928  Green Tree Limited Net Interest Margin Trust...............................    7.250%   07/15/05       786,609
                                                                                                             ------------
                                                                                                                1,964,849
                                                                                                             ------------
      Real Estate Investment Trust (3.5%)
1,500,000  Security Capital Industrial................................................    7.875%   05/15/09     1,475,988
1,000,000  Security Captial Pacific...................................................    7.500%   02/15/14       937,167
1,500,000  Franchise Finance Corporation of America...................................    7.020%   02/20/03     1,433,417
                                                                                                             ------------
                                                                                                                3,846,572
                                                                                                             ------------

              See accompanying notes to investments in securities.

BOND PORTFOLIO

                                                                                                                MARKET
PRINCIPAL                                                                                                      VALUE(A)
---------                                                                                                    ------------
  CORPORATE OBLIGATIONS--CONTINUED
      Mortgage-Backed Securities (2.5%)
$1,759,599 Chase 94-1 B2 CMO 144A (d).................................................    6.610%   03/28/25  $  1,585,839
1,200,000  CSFB Finance Company Limited, Series 1995-A, Class A (d)...................    7.500%   11/15/05     1,163,625
                                                                                                             ------------
                                                                                                                2,749,464
                                                                                                             ------------
    UTILITIES (3.8%)
      Electric (1.8%)
2,000,000  Korea Electric Power Company (b)...........................................    7.750%   04/01/13     1,973,848
                                                                                                             ------------
      Telephones (2.0%)
1,250,000  AT&T Corporation...........................................................    8.350%   01/15/25     1,308,478
  850,000  GTE North Incorporated.....................................................    8.500%   12/15/31       872,236
                                                                                                             ------------
                                                                                                                2,180,714
                                                                                                             ------------
           Total corporate obligations (cost: $58,253,646).................................................    57,005,750
                                                                                                             ------------
           Total long-term debt securities (cost: $105,270,456)............................................   102,928,889
                                                                                                             ------------
SHORT-TERM SECURITIES (4.3%)
1,759,259  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.42%.........................     1,759,259
  540,000  American Home Products CP (d)..............................................     5.48%   07/26/96       537,740
1,140,000  Pepsico Inc CP.............................................................     5.40%   07/01/96     1,139,488
  500,000  Southwestern Bell CP (d)...................................................     5.42%   07/11/96       499,029
  760,000  Toys R Us, Inc CP..........................................................     5.40%   07/08/96       758,864
                                                                                                             ------------
           Total short-term securities (cost: $4,695,289)..................................................     4,694,380
                                                                                                             ------------
           Total investments in securities (cost: $109,965,745) (e)........................................  $107,623,269
                                                                                                             ------------
                                                                                                             ------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) The portfolio held 9.7% of net assets in foreign securities at June 30, 1996.
(c) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(d) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996, which includes acquisition date and cost, is as follows:

                                                         ACQUISITION
     SECURITY                                               DATE         COST
     --------------------------------------------------  -----------  -----------
     Chase 94-1 B2 CMO 144A............................   03/11/96    $ 1,660,142
     Telekom Malaysia..................................   01/04/96      1,840,870
     American Home Products CP.........................   06/13/96        537,906
     Southwestern Bell CP..............................   06/11/96        759,105
     CSFB Finance Company Limited, Series 1995-A, Class
     A.................................................   05/15/96      1,163,625
     Reliance Industries 144A..........................   06/17/96      1,746,345
                                                                      -----------
                                                                      $ 7,707,993
                                                                      -----------
                                                                      -----------

(e) At June 30, 1996 the cost of securities for federal income tax purposes was $110,047,262. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

     Gross unrealized appreciation..................................  $   542,939
     Gross unrealized depreciation..................................   (2,966,932)
                                                                      -----------
     Net unrealized depreciation....................................  $(2,423,993)
                                                                      -----------
                                                                      -----------

MONEY MARKET PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1995

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                 MARKET
 PRINCIPAL                                                                                      VALUE(A)
-----------                                                                                    -----------
U.S. GOVERNMENT OBLIGATION (4.4%)
$ 1,875,000   U.S. Treasury Bill..........................................   5.16%   07/05/96  $ 1,873,708
                                                                                               -----------
              Total U.S. Government obligation (cost: $1,873,708)............................    1,873,708
                                                                                               -----------
COMMERCIAL PAPER (91.6%)
  BASIC INDUSTRIES (3.2%)
    Chemicals (3.2%)
  1,375,000   Dupont......................................................   5.37%   08/05/96    1,367,795
                                                                                               -----------
  CONSUMER STAPLES (40.8%)
    Drugs (3.9%)
    315,000   American Home Products (c)..................................   5.48%   07/26/96      313,778
  1,360,000   Schering Corporation........................................   5.40%   08/27/96    1,348,497
                                                                                               -----------
                                                                                                 1,662,275
                                                                                               -----------
    Entertainment (4.3%)
  1,845,000   Walt Disney.................................................   5.41%   07/23/96    1,838,800
                                                                                               -----------
    Food (14.4%)
  1,580,000   Anheuser-Busch..............................................   5.38%   07/30/96    1,573,088
  1,340,000   Cargill Inc.................................................   5.37%   07/09/96    1,338,235
    405,000   Coca Cola Company...........................................   5.39%   07/26/96      403,467
  1,330,000   Coca Cola Company...........................................   5.37%   08/20/96    1,320,146
  1,565,000   CPC International, Inc (c)..................................   5.45%   07/18/96    1,560,853
                                                                                               -----------
                                                                                                 6,195,789
                                                                                               -----------
    Household Products (6.5%)
  1,130,000   Colgate-Palmolive...........................................   5.45%   07/08/96    1,128,669
    355,000   Philip Morris Companies.....................................   5.42%   07/12/96      354,375
    345,000   Philip Morris Companies.....................................   5.39%   07/18/96      344,094
    725,000   Philip Morris Companies.....................................   5.41%   07/22/96      722,652
    270,000   Philip Morris Companies.....................................   5.44%   08/01/96      268,728
                                                                                               -----------
                                                                                                 2,818,518
                                                                                               -----------
    Media (5.0%)
  2,170,000   McGraw-Hill Company.........................................   5.39%   07/15/96    2,165,235
                                                                                               -----------
    Misc (2.7%)
  1,180,000   PHH Corporation.............................................   5.38%   07/17/96    1,177,063
                                                                                               -----------
    Retail (4.0%)
    870,000   Wal-Mart Stores.............................................   5.42%   07/02/96      869,745
    855,000   Wal-Mart Stores.............................................   5.35%   07/08/96      854,010
                                                                                               -----------
                                                                                                 1,723,755
                                                                                               -----------
  CREDIT SENSITIVE (.6%)
    Hardware and Tools (.6%)
    245,000   Stanley Works...............................................   5.43%   07/23/96      244,172
                                                                                               -----------
  FINANCIAL (47.0%)
    Auto Finance (3.8%)
  1,665,000   Ford Motor Credit...........................................   5.42%   08/14/96    1,654,011
                                                                                               -----------
    Commercial Finance (13.3%)
  1,500,000   Pitney-Bowes Credit.........................................   5.44%   07/19/96    1,495,796
  2,170,000   Ciesco......................................................   5.45%   07/29/96    2,160,647
  2,065,000   Bell Atlantic...............................................   5.45%   07/12/96    2,061,311
                                                                                               -----------
                                                                                                 5,717,754
                                                                                               -----------

              See accompanying notes to investments in securities.

MONEY MARKET PORTFOLIO

                                                                                                 MARKET
 PRINCIPAL                                                                                      VALUE(A)
-----------                                                                                    -----------
  FINANCIAL--CONTINUED
    Consumer Finance (4.5%)
$ 1,925,000   Associates Corp.............................................   5.45%   07/15/96  $ 1,920,709
                                                                                               -----------
    Electric (13.6%)
  1,740,000   Alabama Power...............................................   5.41%   07/10/96    1,737,448
    165,000   Alabama Power...............................................   5.41%   08/06/96      164,105
    605,000   Baltimore Gas & Electric....................................   5.40%   07/11/96      604,030
    765,000   Baltimore Gas & Electric....................................   5.40%   07/18/96      762,980
    300,000   Carolina Power & Light......................................   5.41%   07/25/96      298,900
    400,000   Midamerica Energy...........................................   5.45%   08/06/96      397,821
  1,895,000   Union Electric..............................................   5.45%   07/17/96    1,890,213
                                                                                               -----------
                                                                                                 5,855,497
                                                                                               -----------
    Telephones (11.8%)
  1,570,000   AT&T Corp...................................................   5.36%   08/13/96    1,559,964
  2,000,000   Bellsouth Telephone.........................................   5.47%   08/07/96    1,988,684
  1,525,000   Southwestern Bell Capital Corporation (c)...................   5.40%   07/25/96    1,519,430
                                                                                               -----------
                                                                                                 5,068,078
                                                                                               -----------
              Total commercial paper (cost: $39,409,451).....................................   39,409,451
                                                                                               -----------
OTHER SHORT-TERM SECURITIES (3.7%)
  1,601,333   Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.42%........    1,601,333
                                                                                               -----------
              Total other short-term securities (cost: $1,601,333)...........................    1,601,333
                                                                                               -----------
              Total investments in securities (cost: $42,884,492) (b)........................  $42,884,492
                                                                                               -----------
                                                                                               -----------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Also represents the cost of securities for federal income tax purposes at June 30, 1996.
(c) Commercial paper sold within terms of a private placement memorandum exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.

ASSET ALLOCATION PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
COMMON STOCKS (48.2%)
  CAPITAL GOODS (5.9%)
    Machinery (5.9%)
   81,026  General Electric Company....................................  $    7,008,748
   66,101  Halliburton Company.........................................       3,668,606
   78,300  Millipore Corporation.......................................       3,278,813
  111,210  United Waste Systems, Inc. (b)..............................       3,586,523
   93,621  York International Corp.....................................       4,844,887
                                                                         --------------
                                                                             22,387,577
                                                                         --------------
  CONSUMER GOODS AND SERVICES (22.7%)
    Consumer Goods (12.0%)
   87,293  Columbia/HCA Healthcare Corporation.........................       4,659,263
   35,800  Gillette Company............................................       2,233,025
  101,200  Johnson & Johnson...........................................       5,009,400
  151,206  Pepsico, Inc................................................       5,348,912
   84,960  Pfizer Inc..................................................       6,064,020
   58,800  Philip Morris Companies, Inc................................       6,115,200
   49,355  Procter & Gamble Company....................................       4,472,797
  107,400  Service Corporation International...........................       6,175,500
   70,700  Smithkline Beecham (c)......................................       3,844,313
   36,500  United HealthCare...........................................       1,843,250
                                                                         --------------
                                                                             45,765,680
                                                                         --------------
    Consumer Services (3.5%)
  124,672  CUC International, Inc. (b).................................       4,425,855
   44,600  Gartner Group Incorporated (b)..............................       1,633,475
   76,100  GTECH Holdings Corporation (b)..............................       2,254,463
   28,700  HFS Incorporated (b)........................................       2,009,000
   74,695  Manpower....................................................       2,931,779
                                                                         --------------
                                                                             13,254,572
                                                                         --------------
    Food (1.5%)
   28,000  CPC International...........................................       2,016,000
   95,000  Kroger Company (b)..........................................       3,752,500
                                                                         --------------
                                                                              5,768,500
                                                                         --------------
    Retail (1.5%)
   71,140  Home Depot Inc..............................................       3,841,560
   51,700  Kohl's, Inc. (b)............................................       1,893,513
                                                                         --------------
                                                                              5,735,073
                                                                         --------------
    Consumer Cyclicals (4.2%)
   91,000  Autozone, Inc. (b)..........................................       3,162,250
   61,000  Magna International Inc.....................................       2,806,000

                                                                             MARKET
   SHARES                                                                   VALUE(A)
---------                                                                --------------
  CONSUMER GOODS AND SERVICES--CONTINUED
  111,000  Newell Co...................................................  $    3,399,375
   96,704  Omnicom Group...............................................       4,496,736
   34,900  Tommy Hilfiger Corporation (b)..............................       1,871,513
                                                                         --------------
                                                                             15,735,874
                                                                         --------------
  CREDIT SENSITIVE (7.5%)
    Finance (7.5%)
   39,740  American International Group, Inc...........................       3,919,358
   54,600  Associates First Capital Corp. (b)..........................       2,054,325
   33,730  Federal Home Loan Mortgage Corporation......................       2,883,915
   77,526  First Data Corp.............................................       6,173,007
   92,500  MGIC Investment Corporation.................................       5,191,563
  108,950  Norwest Corporation.........................................       3,799,631
  148,800  T. Rowe Price Associates....................................       4,575,600
                                                                         --------------
                                                                             28,597,399
                                                                         --------------
  INTERMEDIATE GOODS AND SERVICES (3.0%)
    Materials (1.4%)
   40,500  Kimberly-Clark Corporation..................................       3,128,625
   54,300  Praxair Inc.................................................       2,294,175
                                                                         --------------
                                                                              5,422,800
                                                                         --------------
    Transportation (1.6%)
   37,400  Burlington Northern Santa Fe................................       3,024,725
   89,000  Fritz Companies (b).........................................       2,870,250
                                                                         --------------
                                                                              5,894,975
                                                                         --------------
  TECHNOLOGY (9.1%)
   98,400  Automatic Data Processing Inc...............................       3,800,700
   52,300  Cisco Systems, Inc. (b).....................................       2,961,488
   94,108  Computer Associates International...........................       6,705,193
   58,300  Computer Sciences Corporation (b)...........................       4,357,925
  116,600  Danka Business Systems PLC (c)..............................       3,410,550
  129,000  Equifax Incorporated........................................       3,386,250
   30,900  Lucent Technologies Incorporated............................       1,170,338
   86,070  Oracle Corporation (b)......................................       3,394,386
   80,600  Parametric Technology Corporation (b).......................       3,496,025
   45,000  3 Com (b)...................................................       2,058,750
                                                                         --------------
                                                                             34,741,605
                                                                         --------------
Total common stocks (cost: $148,609,977)...............................     183,304,055
                                                                         --------------

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                   MARKET
 PRINCIPAL                                                                                        VALUE(A)
------------                                                                                    -------------
LONG-TERM DEBT SECURITIES (40.1%)
  GOVERNMENT OBLIGATIONS (19.3%)
    U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (17.8%)
      U.S. Treasury (10.2%)
$  1,500,000  U.S. Treasury Bond..........................................   6.000%   02/15/26  $   1,330,313
   4,425,000  U.S. Treasury Bond..........................................  12.000%   08/15/13      6,244,781
   8,750,000  U.S. Treasury Bond..........................................   8.000%   11/15/21      9,737,095
   3,750,000  U.S. Treasury Strip (d).....................................   5.410%   02/15/01      2,792,396
   1,750,000  U.S. Treasury Strip (d).....................................   5.705%   02/15/04      1,057,313
  14,400,000  U.S. Treasury Strip (d).....................................   5.580%   08/15/99     11,842,113
   3,700,000  U.S. Treasury Note..........................................   6.125%   09/30/00      3,657,213
   2,200,000  U.S. Treasury Note..........................................   5.625%   10/31/97      2,190,375
                                                                                                -------------
                                                                                                   38,851,599
                                                                                                -------------
      Government National Mortgage Association (2.5%)
     245,676  ............................................................   7.500%   02/15/24        242,204
     377,929  ............................................................   6.500%   11/15/23        355,302
     897,467  ............................................................   6.500%   03/15/24        836,842
     305,205  ............................................................   6.500%   11/15/23        286,932
     577,325  ............................................................   6.500%   11/15/23        542,760
     250,836  ............................................................   6.500%   11/15/23        235,818
      23,032  ............................................................   6.500%   03/15/24         21,476
     637,381  ............................................................   7.500%   02/15/24        628,374
     325,598  ............................................................   6.500%   11/15/23        306,104
      23,553  ............................................................   6.500%   02/15/24         21,962
     572,526  ............................................................   7.500%   07/15/24        564,436
     645,675  ............................................................   7.500%   05/15/24        636,551
   1,941,436  ............................................................   7.000%   10/15/25      1,861,971
     667,486  ............................................................   7.500%   10/15/25        657,747
   1,686,379  ............................................................   7.000%   11/15/24      1,617,759
     416,361  GNMA Midget II..............................................   7.500%   06/20/02        418,055
     188,399  GNMA Midget II..............................................   7.500%   07/20/02        189,165
                                                                                                -------------
                                                                                                    9,423,458
                                                                                                -------------
      Federal National Mortgage Association (3.5%)
   1,413,999  ............................................................   7.000%   05/01/11      1,395,418
     801,073  ............................................................   6.500%   05/01/11        774,525
   1,001,452  ............................................................   6.500%   05/01/11        968,263
   2,415,241  ............................................................   6.000%   05/01/11      2,284,622
   1,009,999  ............................................................   7.000%   05/01/11        996,727
   2,600,000  ............................................................   8.590%   02/03/05      2,656,651
   1,240,046  ............................................................   6.500%   09/01/25      1,160,310
   3,292,917  ............................................................   7.000%   02/01/26      3,162,975
                                                                                                -------------
                                                                                                   13,399,491
                                                                                                -------------
      Other U.S. Government Agencies (1.6%)
   2,750,000  Federal Farm Credit Bank Debentures.........................   6.960%   06/06/00      2,727,381
   1,398,083  Federal Home Loan Mortgage Corporation......................   6.500%   12/01/23      1,319,887
   1,881,658  Federal Home Loan Mortgage Corporation......................   6.500%   02/01/16      1,790,790
                                                                                                -------------
                                                                                                    5,838,058
                                                                                                -------------
    OTHER GOVERNMENT OBLIGATIONS (.6%)
   2,200,000  Quebec Province of Canada (c)...............................   9.125%   03/01/00      2,361,742
                                                                                                -------------
    STATE AND LOCAL GOVERNMENT OBLIGATIONS (.9%)
   3,570,000  Wyoming Community Development Authority.....................   6.850%   06/01/10      3,478,519
                                                                                                -------------
              Total government obligations (cost: $75,567,828)................................     73,352,867
                                                                                                -------------
  CORPORATE OBLIGATIONS (20.8%)
    CAPITAL GOODS (3.5%)
    Aerospace/Defense (.6%)
   2,250,000  Lockheed Martin Corporation.................................   7.450%   06/15/04      2,279,207
                                                                                                -------------

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                   MARKET
 PRINCIPAL                                                                                        VALUE(A)
------------                                                                                    -------------
  CORPORATE OBLIGATIONS--CONTINUED
    Electronics (.2%)
$    500,000  Xerox Corporation...........................................   9.200%   07/15/99  $     500,530
                                                                                                -------------
    Machinery (.9%)
   3,150,000  Joy Technologies Incorporated...............................  10.250%   09/01/03      3,473,039
                                                                                                -------------
    Pollution Control (.5%)
   2,000,000  WMX Technologies Inc........................................   6.700%   05/01/01      1,986,388
                                                                                                -------------
    Telecommunications (1.3%)
   3,000,000  Continental Cablevision Inc.................................   8.300%   05/15/06      3,104,250
   1,950,000  Telekom Malaysia (c)(e).....................................   7.125%   08/01/05      1,927,470
                                                                                                -------------
                                                                                                    5,031,720
                                                                                                -------------
  BASIC INDUSTRIES (.3%)
    Primary Metals (.3%)
   1,000,000  Reynolds Metals Company.....................................   9.375%   06/15/99      1,068,028
                                                                                                -------------
  CONSUMER CYCLICAL (.5%)
    Textiles (.5%)
   1,750,000  Reliance Industries 144A (c)(e).............................  10.375%   06/24/16      1,790,880
                                                                                                -------------
  CONSUMER STAPLES (5.2%)
    Drugs (.6%)
   2,500,000  American Home Products Corporation..........................   6.500%   10/15/02      2,444,180
                                                                                                -------------
    Food (.2%)
     642,857  General Mills Inc...........................................   6.235%   03/15/97        643,879
                                                                                                -------------
    Household Products (.6%)
   2,200,000  Premark International Inc...................................  10.500%   09/15/00      2,477,314
                                                                                                -------------
    Media (2.5%)
   2,500,000  News America Holdings Inc...................................   7.750%   12/01/45      2,229,245
   2,370,000  TCI Communications Inc......................................   8.650%   09/15/04      2,431,473
   2,400,000  Time Warner Entertainment...................................   9.625%   05/01/02      2,638,547
   2,000,000  Time Warner Incorporated....................................   7.950%   02/01/00      2,047,848
                                                                                                -------------
                                                                                                    9,347,113
                                                                                                -------------
    Misc (.5%)
   2,000,000  PHH Corporation.............................................   6.500%   02/01/00      1,979,738
                                                                                                -------------
    Retail (.8%)
     600,000  Dayton Hudson Corporation...................................   9.250%   03/01/06        643,596
     750,000  Dayton Hudson Corporation...................................  10.000%   12/01/00        834,233
   1,500,000  Dayton Hudson Corporation...................................   6.625%   03/01/03      1,449,420
                                                                                                -------------
                                                                                                    2,927,249
                                                                                                -------------
  ENERGY (1.6%)
    Natural Gas Distribution (.5%)
   1,850,000  Consolidated Natural Gas Company............................   8.750%   06/01/99      1,957,933
                                                                                                -------------
    Oil and Gas Production (.5%)
   2,000,000  Petro-Canada (c)............................................   7.875%   06/15/26      2,021,658
                                                                                                -------------
    Oilfield Services (.6%)
   2,300,000  Weatherford Enterra Incorporated............................   7.250%   05/15/06      2,274,928
                                                                                                -------------
  FINANCIAL (8.5%)
    Auto Finance (1.4%)
   2,000,000  Ford Motor Credit...........................................   5.880%   03/18/99      1,990,000
   3,400,000  Ford Motor Credit...........................................   6.250%   12/08/05      3,134,222
                                                                                                -------------
                                                                                                    5,124,222
                                                                                                -------------
    Banks/Savings and Loans (1.6%)
   3,000,000  Midland Bank PLC (c)........................................   7.625%   06/15/06      3,031,158

              See accompanying notes to investments in securities.

ASSET ALLOCATION PORTFOLIO

                                                                                                   MARKET
 PRINCIPAL                                                                                        VALUE(A)
------------                                                                                    -------------
  FINANCIAL--CONTINUED
$  3,000,000  Norwest Corporation.........................................   7.680%   05/10/02  $   3,044,697
                                                                                                -------------
                                                                                                    6,075,855
                                                                                                -------------
    Commercial Finance (.9%)
   3,400,000  General Electric Capital Corporation........................   6.660%   05/01/18      3,392,789
                                                                                                -------------
    Consumer Finance (3.7%)
   1,750,000  American General Finance....................................   5.875%   07/01/00      1,694,074
   2,000,000  Associates Corp of North America............................   6.750%   10/15/99      2,005,700
   1,350,000  Commercial Credit Company...................................   5.550%   02/15/01      1,279,176
     500,000  Commercial Credit Company...................................   7.375%   03/15/02        510,638
   2,500,000  Franchise Finance Corp of America...........................   7.020%   02/20/03      2,389,028
   2,500,000  General Motors Acceptance Corporation.......................   9.000%   10/15/02      2,730,235
   3,500,000  Lehman Brothers Holdings....................................   7.375%   05/15/07      3,546,897
                                                                                                -------------
                                                                                                   14,155,748
                                                                                                -------------
    Real Estate (.9%)
   2,250,000  Security Capital Industrial.................................   7.875%   05/15/09      2,213,982
   1,500,000  Security Captial Pacific....................................   7.500%   02/15/14      1,405,751
                                                                                                -------------
                                                                                                    3,619,733
                                                                                                -------------
  UTILITIES (1.2%)
    Electric (.5%)
   1,600,000  Korea Electric Power Company (c)............................   7.750%   04/01/13      1,579,078
     500,000  Oklahoma Gas & Electric Co..................................   6.375%   01/01/98        499,031
                                                                                                -------------
                                                                                                    2,078,109
                                                                                                -------------
    Telephones (.7%)
   2,600,000  GTE Northwest Inc...........................................   6.125%   02/15/99      2,571,293
                                                                                                -------------
              Total corporate obligations (cost: $80,541,309).................................     79,221,533
                                                                                                -------------
              Total long-term debt securities (cost: $156,109,137)............................    152,574,400
                                                                                                -------------
SHORT-TERM SECURITIES (10.1%)
  12,500,741  Temporary Investment Fund, Inc--TempFund Portfolio, current rate 5.42%..........     12,500,741
   3,900,000  U.S. Treasury Bill..........................................    5.01%   07/11/96      3,893,930
   1,740,000  U.S. Treasury Bill..........................................    5.12%   08/15/96      1,728,725
   1,875,000  AT&T Corporation CP.........................................    5.39%   07/02/96      1,873,877
   3,085,000  Cargill Incorporated CP.....................................    5.37%   07/09/96      3,079,929
   2,350,000  Walt Disney CP..............................................    5.39%   07/12/96      2,345,083
   1,200,000  Florida Power Corporation CP................................    5.44%   07/17/96      1,196,593
   2,860,000  PHH Corporation CP..........................................    5.45%   07/22/96      2,849,742
   1,066,000  Philip Morris Companies CP..................................    5.40%   07/12/96      1,063,770
   2,510,000  Philip Morris Companies CP..................................    5.46%   07/25/96      2,499,872
   3,870,000  Potomac Electric CP.........................................    5.43%   07/10/96      3,863,059
   1,695,000  Toys R Us, Inc. CP..........................................    5.47%   07/29/96      1,687,162
                                                                                                -------------
              Total short-term securities (cost: $38,589,321).................................     38,582,483
                                                                                                -------------
              Total investments in securities (cost: $343,308,435) (f)........................  $ 374,460,938
                                                                                                -------------
                                                                                                -------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 5.3% of net assets in foreign securities as of June 30, 1996.
(d) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.

ASSET ALLOCATION PORTFOLIO

Notes to Investments in Securities--continued

(e) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996, which includes aquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                               DATE          COST
--------------------------------------------------  -----------  ------------
Reliance Industries 144A..........................    06/17/96   $  1,746,345
Telekom Malaysia..................................    01/04/96      2,051,256
                                                                 ------------
                                                                 $  3,797,601
                                                                 ------------
                                                                 ------------

(f) At June 30, 1996 the cost of securities for federal income tax purposes was $343,439,806. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 36,395,868
Gross unrealized depreciation.....................    (5,374,736)
                                                    ------------
Net unrealized appreciation.......................  $ 31,021,132
                                                    ------------
                                                    ------------

MORTGAGE SECURITIES PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                         MARKET
PRINCIPAL                                                                                               VALUE(A)
----------                                                                                             -----------
LONG-TERM DEBT SECURITIES (98.7%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (55.4%)
    Federal Home Loan Mortgage Corporation (FHLMC) (16.2%)
$  881,132  Bi-weekly.............................................................  7.000%   12/01/22  $   851,957
 2,099,402  Bi-weekly.............................................................  6.500%   12/01/23    1,981,980
 1,273,477  CMO Accrual Bond (FHLMC 9.5%) (c).....................................  5.000%   01/15/02    1,170,732
 1,821,059  20 Year Gold..........................................................  6.500%   07/01/13    1,745,520
   869,557  20 Year Gold..........................................................  6.000%   09/01/13      814,844
 3,693,360  20 Year Gold..........................................................  6.000%   10/01/13    3,460,970
   973,159  20 Year Gold..........................................................  6.500%   05/01/14      929,687
   486,909  20 Year Gold..........................................................  6.500%   09/01/14      465,158
                                                                                                       -----------
                                                                                                        11,420,848
                                                                                                       -----------
    Federal National Mortgage Association (FNMA) (9.5%)
 1,001,755  Biweekly..............................................................  6.000%   07/01/07      959,259
 1,363,050  Biweekly..............................................................  6.500%   03/01/17    1,295,918
   475,234  Biweekly..............................................................  6.500%   02/01/17      452,441
 1,758,840  Biweekly..............................................................  7.000%   09/01/17    1,697,562
   235,541  CMO Sequential Payer, Series A, Class 1 (FNMA 11.0%)..................  5.000%   08/01/10      218,503
   597,822  CMO Sequential Payer, Series C, Class 1 (FNMA 9.0%)...................  6.000%   05/01/09      573,371
   282,423  CMO Sequential Payer, Series F, Class 1 (FNMA 9.0%)...................  6.500%   05/01/09      274,949
   500,000  CMO Scheduled Class (GNMA 8%).........................................  6.000%   12/25/08      474,220
   744,597  PAC Accrual Bond (FNMA 10%) (c).......................................  6.900%   06/25/19      700,054
     8,943  ......................................................................  8.000%   05/01/22        8,950
                                                                                                       -----------
                                                                                                         6,655,227
                                                                                                       -----------
    Government National Mortgage Association (GNMA) (18.4%)
   415,475  ......................................................................  8.000%   12/15/15      422,762
   994,483  ......................................................................  8.000%   02/15/16    1,007,810
   451,162  ......................................................................  8.000%   03/15/16      457,208
   560,193  ......................................................................  7.000%   04/15/16      543,101
   364,107  ......................................................................  7.000%   09/15/16      356,060
   627,910  ......................................................................  7.000%   08/15/16      614,033
   729,707  ......................................................................  7.500%   06/15/17      727,750
   332,599  ......................................................................  7.000%   05/15/17      325,248
   529,924  ......................................................................  7.500%   04/15/17      528,504
 1,928,945  ......................................................................  7.500%   06/15/17    1,923,773
   359,835  ......................................................................  7.000%   07/15/17      351,883
   150,191  ......................................................................  7.500%   02/15/17      149,789
   186,871  ......................................................................  7.500%   06/15/17      186,370
   291,497  ......................................................................  7.000%   03/15/17      285,055
   177,672  ......................................................................  7.500%   06/15/17      177,196
   195,697  ......................................................................  7.500%   10/15/17      195,173
   305,306  ......................................................................  7.000%   05/15/17      298,559
     6,387  ......................................................................  8.500%   03/15/22        6,583
   470,017  GNMA II...............................................................  7.500%   09/20/16      467,187
    78,884  GNMA II...............................................................  8.500%   10/20/16       81,691
   375,261  GNMA II...............................................................  7.500%   09/20/16      373,002
   685,148  GNMA II...............................................................  8.000%   02/20/17      693,507
   224,607  GNMA II...............................................................  8.500%   10/20/16      231,626
   899,872  GNMA II...............................................................  8.500%   07/20/17      927,993
   234,192  GNMA II...............................................................  8.500%   03/20/17      241,511
   298,206  GNMA II...............................................................  8.500%   08/20/17      307,525
   444,499  GNMA II...............................................................  7.500%   08/20/17      441,431
   430,899  GNMA II...............................................................  8.000%   07/20/17      436,156

              See accompanying notes to investments in securities.

MORTGAGE SECURITIES PORTFOLIO

                                                                                                         MARKET
PRINCIPAL                                                                                               VALUE(A)
----------                                                                                             -----------
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS--CONTINUED
    Government National Mortgage Association (GNMA)--Continued
$  200,171  GNMA II...............................................................  8.500%   12/20/16  $   207,295
                                                                                                       -----------
                                                                                                        12,965,781
                                                                                                       -----------
    Other Government Agency Obligations (11.3%)
   500,000  Federal Home Loan Bank, Series GG-00, Class 1.........................  5.030%   07/28/00      493,125
 1,936,020  Vendee Mortgage Trust Participation Certificate (b)...................  8.440%   05/15/24    1,995,311
   725,349  Vendee Mortgage Trust Participation Certificate (b)...................  7.210%   02/15/25      699,962
 2,093,750  Vendee Mortgage Trust Participation Certificate (b)...................  7.790%   02/15/25    2,086,552
 2,603,459  Vendee Mortgage Trust Participation Certificate (b)...................  8.790%   06/15/25    2,709,224
                                                                                                       -----------
                                                                                                         7,984,174
                                                                                                       -----------
            Total U.S. government and agencies obligations (cost: $39,066,043).......................   39,026,030
                                                                                                       -----------
  OTHER MORTGAGE-BACKED SECURITIES (38.6%)
    Asset-backed Securities (3.3%)
 1,784,432  Green Tree Financial..................................................  6.900%   02/15/04    1,767,360
   590,946  Green Tree Financial..................................................  7.250%   07/15/05      589,957
                                                                                                       -----------
                                                                                                         2,357,317
                                                                                                       -----------
    Collateralized Mortgage Obligations/Mortgage Revenue Bonds (31.8%)
   604,824  American Housing Trust CMO, Series III, Class H.......................  8.500%   07/25/97      609,051
 4,000,000  Bank Mart Funding Corporation Sequential CMO (GNMA/FHLMC) (e).........  8.250%   02/20/19    4,045,000
   903,578  Chase 94-1 B2 CMO 144A Issue (d)......................................  6.610%   03/28/25      814,350
 1,188,918  Chase 94-1 B5 CMO 144A Issue (d)......................................  6.610%   03/28/25    1,046,620
   312,564  CMO Trust, Sequential Payer, Series 44, (GNMA 10.0%) Class E..........  5.000%   07/01/18      285,058
   950,000  Citicorp Mortgage Securities, Inc. Targeted Amortization Class........  6.000%   11/25/08      908,237
 2,850,000  CSFB Finance Company Limited, Series 95-A, Class A 144A Issue (d).....  7.500%   11/15/05    2,763,609
   248,214  FBS Mortgage Corporation, Series 1992-CA, Class A6....................  3.655%   03/25/08      207,785
 1,314,009  International Capital Markets Acceptance Corporation 144A Issue (d)...  8.250%   09/01/15    1,326,328
 1,000,000  KPAC CMO (GNMA 9.5%)..................................................  7.450%   10/01/18      995,000
 1,889,000  Pleasant Hill Revenue Bond (GNMA Multi-family)........................  7.950%   09/20/15    1,889,000
 2,500,000  Prudential Home Mortgage Securities, Series 92-A, Class 2B2 144A Issue  7.900%   04/28/22    2,465,625
            (d)...................................................................
 1,138,703  Santa Barbara Funding II, CMO Sequential Payer, Series A, Class 5       5.000%   03/20/18    1,035,535
            (FHLMC 9.5%)..........................................................
 1,612,307  Shearson Lehman Brothers..............................................  7.500%   06/01/18    1,614,850
 2,427,600  Wyoming Community Development Authority...............................  6.850%   06/01/10    2,365,393
                                                                                                       -----------
                                                                                                        22,371,441
                                                                                                       -----------
    Commercial Mortgage-backed Securities (3.2%)
 2,295,000  KPAC Real Estate Investment Trust.....................................  7.180%   10/01/05    2,272,767
                                                                                                       -----------
    Whole Loan Mortgage-backed Securities (.3%)
   155,270  Bank Of America 79-A..................................................  8.375%   05/01/07      155,270
    32,973  Bank Of America 79-B..................................................  9.500%   01/01/09       32,973
     6,170  RFC Conduit...........................................................  8.500%   04/01/02        6,145
    14,413  Travelers Mortgage Service............................................  10.000%  06/01/01       14,413
                                                                                                       -----------
                                                                                                           208,801
                                                                                                       -----------
            Total other mortgage-backed securities (cost: $27,244,203)...............................   27,210,326
                                                                                                       -----------
  CORPORATE DEBT SECURITIES (4.7%)
 2,500,000  Franchise Finance Corp of America.....................................  7.020%   02/20/03    2,389,028
 1,000,000  Security Captial Pacific..............................................  7.500%   02/15/14      937,167
                                                                                                       -----------
            Total corporate debt securities (cost: $3,489,285).......................................    3,326,195
                                                                                                       -----------
            Total long-term debt securities (cost: $69,799,531)......................................   69,562,551
                                                                                                       -----------
SHORT-TERM SECURITIES (.8%)
   400,000  U.S. Treasury Bill....................................................  5.130%   08/15/96      397,408
   196,922  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.42%..................      196,922
                                                                                                       -----------
            Total short-term securities (cost: $594,366).............................................      594,330
                                                                                                       -----------
            Total investments in secrities (cost: $70,393,897) (f)...................................  $70,156,881
                                                                                                       -----------
                                                                                                       -----------

              See accompanying notes to investments in securities.

MORTGAGE SECURITIES PORTFOLIO

Notes to Investments in Securities
(a) Securities are valued by precedures described in note 2 to the financial statements.
(b) Represents a debt security with a weighted average net pass-through rate which varies based on the pool of underlying collateral. The rate disclosed is the rate in effect at June 30, 1996.
(c) Represents a debt security that pays no interest and principal during their initial accrual periods, but accrues additional principal at specific rates. Interest rate disclosed represents current yield based upon estimated future cash flows.
(d) Long-term debt security sold within terms of a private placement memorandum exempt from registration under Section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board of directors.
(e) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996 includes acquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                              DATE         COST
--------------------------------------------------  ---------  ------------
Bank Mart Funding Corporation Sequential CMO
 (GNMA/FHLMC).....................................  05/27/94   $  3,976,374
                                                               ------------
                                                               ------------

(f) At June 30, 1996 the cost of securities for federal income tax purposes was $70,393,897. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $    770,453
Gross unrealized depreciation.....................    (1,007,469)
                                                    ------------
Net unrealized depreciation.......................  $   (237,016)
                                                    ------------
                                                    ------------

INDEX 500 PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
COMMON STOCKS (100.0%)
  CAPITAL GOODS (7.5%)
    Machinery (7.5%)
    3,600  Alco Standard Corporation..............................  $      162,900
    8,600  Allied-Signal Inc......................................         491,275
    6,600  AMP Incorporated.......................................         264,825
    4,000  Applied Materials Inc (b)..............................         122,000
    8,600  Baker Hughes Incorporated..............................         282,725
    6,500  Browning-Ferris Industries, Inc........................         188,500
    3,600  Case Corporation.......................................         172,800
    5,700  Caterpillar Inc........................................         386,175
    6,700  Cooper Industries......................................         278,050
      400  Dana Corporation.......................................          12,400
    7,000  Deere & Company........................................         280,000
      800  Dial Corporation.......................................          22,900
    5,600  Dover Corporation......................................         258,300
    3,900  Dresser Industries, Inc................................         115,050
    4,400  Eaton Corporation......................................         257,950
    6,800  Emerson Electric Co....................................         614,550
    2,600  Fluor Corporation......................................         169,975
      700  Foster Wheeler Corporation.............................          31,412
   53,000  General Electric Company...............................       4,584,500
    2,300  Grainger W W, Inc......................................         178,250
    4,600  Halliburton Company....................................         255,300
    3,300  Illinois Tool Works, Inc...............................         223,163
    4,600  Ingersoll-Rand Company.................................         201,250
    3,400  ITT Corporation (b)....................................         225,250
    6,500  ITT Hartford Group.....................................         346,125
    7,500  ITT Industries.........................................         188,438
   13,500  Laidlaw Inc............................................         136,687
    2,950  Navistar International
             Corporation (b)......................................          29,131
      600  Ogden Corporation......................................          10,875
      690  Paccar Inc.............................................          33,810
      900  Rowan Companies, Inc (b)...............................          13,275
    7,900  Safety-Kleen Corp......................................         138,250
      500  Teledyne, Inc..........................................          18,063
    2,400  Textron Inc............................................         191,700
    3,800  The Stanley Works......................................         113,050
      500  Trinova Corporation....................................          16,688
    3,200  Tyco International Ltd.................................         130,400
    1,800  Varity Corporation (b).................................          86,625
    2,900  Western Atlas Corporation (b)..........................         168,925
   10,200  Westinghouse Electric Corporation......................         191,250
    6,000  Whitman Corporation....................................         144,750
   14,800  WMX Technologies, Inc..................................         484,700
                                                                    --------------
                                                                        12,222,242
                                                                    --------------
  CONSUMER GOODS AND SERVICES (35.6%)
    Consumer Goods (19.7%)
   24,200  Abbott Laboratories....................................       1,052,700
    4,600  Adolph Coors Company...................................          82,225
    6,200  Alberto-Culver Company.................................         287,525
    4,100  Allergan, Inc..........................................         160,925
    8,900  Alza Corporation (b)...................................         243,637

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  CONSUMER GOODS AND SERVICES--CONTINUED
    4,800  American Brands, Inc...................................  $      217,800
   19,200  American Home Products Corporation.....................       1,154,400
    8,100  Amgen Inc (b)..........................................         437,400
    7,700  Anheuser-Busch Companies, Inc..........................         577,500
    2,800  Avon Products..........................................         126,350
    7,000  Baxter International Inc...............................         330,750
    3,700  Becton, Dickinson and Company..........................         296,925
    3,900  Beverly Enterprises (b)................................          46,800
    1,400  Biomet Inc (b).........................................          20,125
    4,600  Boston Scientific Corporation (b)......................         207,000
   15,300  Bristol-Myers Squibb Company...........................       1,377,000
    3,700  C.R. Bard, Inc.........................................         125,800
    1,900  Cabletron Systems Incorporated (b).....................         130,388
    2,000  Clorox Company.........................................         177,250
   79,600  Coca-Cola Company......................................       3,890,450
    3,900  Colgate-Palmolive Company..............................         330,525
   13,571  Columbia/HCA Healthcare
             Corporation..........................................         724,352
    2,800  Community Psychiatric Centers (b)......................          26,600
   17,100  Eli Lilly & Company....................................       1,111,500
   13,100  Gillette Company.......................................         817,112
    2,800  Harcourt General, Inc..................................         140,000
    6,200  Humana (b).............................................         110,825
    3,400  International Flavors & Fragrances, Inc................         161,925
   42,500  Johnson & Johnson......................................       2,103,750
    3,900  Mallinckrodt Group, Inc................................         151,613
    4,900  Manor Care, Inc........................................         192,938
    7,200  Medtronic Inc..........................................         403,200
   38,500  Merck & Co., Inc.......................................       2,488,063
   49,000  Pepsico, Inc...........................................       1,733,375
   19,300  Pfizer Inc.............................................       1,377,537
   15,355  Pharmacia & Upjohn.....................................         681,378
   26,500  Philip Morris Companies, Inc...........................       2,756,000
   21,834  Procter & Gamble Company...............................       1,978,706
   10,700  Schering-Plough Corporation............................         671,425
   11,300  Seagram Company, Ltd...................................         379,962
    3,000  Service Corporation International......................         172,500
    5,700  St Jude Medical, Inc (b)...............................         190,950
    9,800  Tenet Healthcare Corporation (b).......................         209,475
    2,000  Tupperware Corporation (b).............................          84,500
    4,800  Unilever N.V. (c)......................................         696,600
    4,900  United Health Care.....................................         247,450
    4,700  US Healthcare, Inc.....................................         258,500
    9,900  UST Inc................................................         339,075
    7,600  Warner-Lambert Company.................................         418,000
                                                                    --------------
                                                                        31,900,786
                                                                    --------------
    Consumer Services (4.8%)
    4,700  CUC International, Inc (b).............................         166,850
    3,300  Deluxe Corp............................................         117,150
    3,400  RR Donnelley & Sons Company............................         118,575
    6,600  Dow Jones & Company Inc................................         275,550
    4,360  Dun & Bradstreet Corporation...........................         272,500
    3,825  Eastman Chemical Company...............................         232,847

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  CONSUMER GOODS AND SERVICES--CONTINUED
   10,400  Eastman Kodak Company..................................  $      808,600
    4,300  Gannett Company........................................         304,225
    6,400  Harrah's Entertainment (b).............................         180,800
    6,800  Hasbro Inc.............................................         243,100
    1,200  Hilton Hotels Corporation..............................         135,000
      600  John H. Harland Company................................          14,775
      600  King World Productions, Inc (b)........................          21,825
    3,000  Knight-Ridder, Inc.....................................         217,500
    5,100  Marriott International Inc.............................         274,125
    8,641  Mattel Inc.............................................         247,349
   21,200  McDonalds Corp.........................................         991,100
    3,600  McGraw-Hill Companies, Inc.............................         164,700
    3,600  Meredith Corporation...................................         150,300
    2,900  New York Times Company.................................          94,612
    4,000  Polaroid Corporation...................................         182,500
   10,600  Time Warner, Inc.......................................         416,050
    3,600  Times Mirror Company...................................         156,600
    1,500  Tribune Company........................................         108,937
   11,230  Viacom (b).............................................         436,566
   21,282  Walt Disney Company....................................       1,338,106
    6,200  Wendy's International, Inc.............................         115,475
                                                                    --------------
                                                                         7,785,717
                                                                    --------------
    Food (3.3%)
    7,200  Albertson's Incorporated...............................         297,900
   15,881  Archer-Daniels-Midland Company.........................         303,724
    8,000  Campbell Soup Company..................................         564,000
    7,525  Conagra, Inc...........................................         341,447
    4,400  CPC International......................................         316,800
   18,400  Darden Restaurants, Inc................................         197,800
   10,000  Fleming Companies, Inc.................................         143,750
    4,800  General Mills, Inc.....................................         261,600
    4,500  Giant Food Inc.........................................         161,437
   10,600  H.J. Heinz Company.....................................         321,975
    2,900  Hershey Foods Corporation..............................         212,787
    7,700  Kellogg Company........................................         564,025
    7,300  Kroger Company (b).....................................         288,350
    6,300  Quaker Oats Company....................................         214,987
    2,600  Ralston Purina Group...................................         166,725
   14,700  Sara Lee Corporation...................................         475,912
    6,000  Sysco Corporation......................................         205,500
    4,800  Winn-Dixie Stores, Incorporated........................         169,800
    3,600  Wm. Wrigley Jr. Company................................         181,800
                                                                    --------------
                                                                         5,390,319
                                                                    --------------
    Retail (4.4%)
    8,500  American Stores Company................................         350,625
    2,200  Circuit City Stores, Inc...............................          79,475
    2,200  Dayton Hudson Corporation..............................         226,875
    3,700  Dillard Department Stores Inc..........................         135,050
    5,500  Federated Department Stores (b)........................         187,688
   12,000  Gap, Inc...............................................         385,500
   14,524  Home Depot Inc.........................................         784,296
    6,400  J.C. Penney Company, Inc...............................         336,000
   14,200  K Mart Corporation (b).................................         175,725
    7,500  Limited, Inc...........................................         161,250
    1,200  Longs Drug Stores Corp.................................          53,550
    7,100  May Department Stores Company..........................         310,625
    3,100  Melville Corporation...................................         125,550
    1,000  Mercantile Stores Company, Inc.........................          58,625
    4,300  Nike Inc...............................................         441,825
                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  CONSUMER GOODS AND SERVICES--CONTINUED
    3,100  Nordstrom, Inc.........................................  $      137,950
    7,800  Price/Costco Corporation (b)...........................         168,675
   11,000  Sears, Roebuck and Company.............................         534,875
    1,000  Stride Rite Corporation................................           8,250
    3,800  Tandy Corporation......................................         180,025
    8,350  Toys R Us (b)..........................................         237,975
   73,200  Wal-Mart Stores, Inc...................................       1,857,450
    7,500  Walgreen Co............................................         251,250
                                                                    --------------
                                                                         7,189,109
                                                                    --------------
    Consumer Cyclicals (3.4%)
    1,100  Black & Decker Corporation.............................          42,487
   12,000  Chrysler Corporation Holding Co........................         744,000
    6,900  Corning Inc............................................         264,787
   37,000  Ford Motor.............................................       1,197,875
   23,200  General Motors Corporation.............................       1,215,100
    3,700  Genuine Parts Company..................................         169,275
    6,300  Goodyear Tire & Rubber Company.........................         303,975
    4,800  Interpublic Group Company..............................         225,000
    2,700  Johnson Controls.......................................         187,650
    7,700  Liz Claiborne, Inc.....................................         266,612
    4,300  Maytag Company.........................................          89,762
   10,000  Newell Co..............................................         306,250
      400  Owens Corning..........................................          17,200
    3,000  Pep Boys...............................................         102,000
    3,500  Snap-On Tools Corporation..............................         165,813
    2,200  V.F. Corporation.......................................         131,175
                                                                    --------------
                                                                         5,428,961
                                                                    --------------
  CREDIT SENSITIVE (24.7%)
    Building (1.0%)
    3,900  Armstrong World Industries, Inc........................         224,738
    8,400  Fleetwood Enterprises, Inc.............................         260,400
    8,900  Lowe's Companies, Inc..................................         321,512
    6,900  Masco Corporation......................................         208,725
    7,900  PPG Industries, Incorporated...........................         385,125
    3,100  Sherwin-Williams Company...............................         144,150
                                                                    --------------
                                                                         1,544,650
                                                                    --------------
    Finance (13.2%)
    3,500  Aetna Life & Casualty Company..........................         250,250
    9,400  Ahmanson & Company H.F.................................         253,800
   13,657  Allstate Corporation...................................         623,101
   14,600  American Express Company...............................         651,525
    6,400  American General Corporation...........................         232,800
   14,780  American International Group, Inc......................       1,457,677
   13,777  Banc One Corporation...................................         468,418
    5,200  Bank of Boston Corporation.............................         257,400
    6,100  Bank of New York Co Inc................................         312,625
   11,304  BankAmerica Corporation................................         856,278
    3,400  Bankers Trust New York Corporation.....................         251,175
    4,600  Barnett Banks of Florida, Inc..........................         280,600
    2,600  Beneficial Corporation.................................         145,925
    5,900  H & R Block, Inc.......................................         192,488
    4,500  Boatmens Bancshares Inc................................         180,563
   13,134  Chase Manhattan Corporation............................         927,589
    5,300  Chubb Corporation......................................         264,338
    2,000  Cigna Corporation......................................         235,750
   14,800  Citicorp...............................................       1,222,850
    4,500  Comerica...............................................         200,812
    7,000  Corestates Financial Corp..............................         269,500

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  CREDIT SENSITIVE--CONTINUED
    4,195  Dean Witter Discover & Co..............................  $      240,164
    5,700  Federal Home Loan Mortgage Corporation.................         487,350
   34,800  Federal National Mortgage..............................       1,165,800
    3,400  Fifth Third Bancorp....................................         183,600
    6,000  First Bank Systems, Incorporated.......................         348,000
    8,837  First Chicago Corporation..............................         345,748
    6,800  First Data Corp........................................         541,450
    9,295  First Union Corporation................................         565,833
    9,680  Fleet Financial Group, Incorporated....................         421,080
    2,400  General RE Corporation.................................         365,400
    1,600  Golden West Financial Corporation......................          89,600
    8,650  Great Western Financial Corporation....................         206,519
      300  Green Tree Financial Corporation.......................           9,375
    2,400  Household International, Inc...........................         182,400
    5,400  J.P. Morgan & Company Incorporated.....................         456,975
    7,000  Keycorp................................................         271,250
    1,800  Lincoln National Corporation...........................          83,250
    2,800  Loews Corporation......................................         220,850
    2,200  Marsh & McLennen.......................................         212,300
    6,750  MBNA Corporation.......................................         192,375
    3,900  Mellon Bank Corporation................................         222,300
    5,300  Merrill Lynch & Co., Inc...............................         345,163
    3,800  Morgan Stanley Group...................................         186,675
    6,700  National City Corporation..............................         235,337
    8,756  Nationsbank Corp.......................................         723,464
   10,600  Norwest Corporation....................................         369,675
    9,200  PNC Bank Corp..........................................         273,700
    5,300  Providian Corporation..................................         227,237
    2,500  Republic New York Corporation..........................         155,625
    7,000  Salomon Inc............................................         308,000
    3,400  St. Paul Companies, Inc................................         181,900
    6,800  Suntrust Banks, Inc....................................         251,600
    2,550  Torchmark Corporation..................................         111,563
    3,700  Transamerica Corporation...............................         299,700
    4,100  U.S. Bancorp...........................................         148,113
    1,500  UNUM Corporation.......................................          93,375
    7,300  USF&G Corporation......................................         119,537
    2,400  U.S. Life Corporation..................................          78,900
    6,200  Wachovia Corporation...................................         271,250
    2,866  Wells Fargo & Company..................................         684,616
                                                                    --------------
                                                                        21,412,513
                                                                    --------------
    Insurance (.1%)
    3,800  AON Corporation........................................         192,850
                                                                    --------------
    Utilities (10.4%)
   14,400  Airtouch Communications (b)............................         406,800
    4,100  American Electric Power Company, Inc...................         174,762
   18,600  Ameritech..............................................       1,104,375
   50,635  AT&T Corporation.......................................       3,139,370
   10,600  Baltimore Gas and Electric Company.....................         300,775
   13,600  Bell Atlantic Corporation..............................         867,000
   30,900  BellSouth Corporation..................................       1,309,388
    6,500  Carolina Power & Light Company.........................         247,000
    9,700  Central & Southwest Corporation........................         281,300
    5,932  Cinergy................................................         189,824
    5,500  Consolidated Edison Company of New York................         160,875
    3,200  Consolidated Natural Gas Company.......................         167,200
                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  CREDIT SENSITIVE--CONTINUED
    5,650  Dominion Resources, Inc................................  $      226,000
    5,300  DTE Energy Company.....................................         163,638
    5,800  Duke Power Company.....................................         297,250
   10,000  Edison International...................................         176,250
    7,900  Enron Corp.............................................         322,913
    6,900  Entergy Corporation....................................         195,788
    4,700  FPL Group, Inc.........................................         216,200
   30,800  GTE Corporation........................................       1,378,300
    8,600  Houston Industries Incorporated........................         211,775
    5,200  Niagara Mohawk Power Corporation (b)...................          40,300
    1,300  Northern States Power Company..........................          64,187
   13,100  Nynex Corporation......................................         622,250
    3,700  Ohio Edison Company....................................          80,938
      800  Oneok Inc..............................................          20,000
    5,100  Pacific Enterprises....................................         151,088
   10,300  Pacific Gas & Electric Company.........................         239,475
   13,000  Pacific Telesis Group..................................         438,750
   12,500  Pacificorp.............................................         278,125
    4,200  Peco Energy Company....................................         109,200
    2,000  Peoples Energy Corporation.............................          67,000
    6,650  Public Service Enterprise Group Inc....................         182,044
   18,900  SBC Communications Inc.................................         930,825
   21,400  Southern Company.......................................         526,975
    6,900  Texas Utilities Company................................         294,975
    5,500  Unicom Corporation.....................................         153,312
    6,900  Union Electric Company.................................         277,725
   21,300  U.S. West Media Group..................................         388,725
   18,000  U.S. West, Inc (b).....................................         573,750
                                                                    --------------
                                                                        16,976,427
                                                                    --------------
  INTERMEDIATE GOODS AND SERVICES (17.5%)
    Energy (9.1%)
    2,800  Amerada Hess Corporation...............................         150,150
   15,500  Amoco Corporation......................................       1,121,813
    7,100  Ashland Incorporated...................................         281,337
    4,700  Atlantic Richfield Company.............................         556,950
    7,400  Burlington Resources, Inc..............................         318,200
   19,800  Chevron Corporation....................................       1,168,200
    5,600  Coastal Corporation....................................         233,800
    2,900  Columbia Gas System, Inc...............................         151,163
    2,500  Enserch Corp...........................................          54,375
   40,700  Exxon Corporation......................................       3,535,813
    1,600  Kerr-McGee Corporation.................................          97,400
   12,300  Mobil Corporation......................................       1,379,138
    6,300  Noram Energy...........................................          68,513
    7,700  Occidental Petroleum Corporation.......................         190,575
    7,900  Panenergy Corporation..................................         259,712
      800  Pennzoil Company.......................................          37,000
   10,100  Phillips Petroleum Company.............................         422,938
   17,100  Royal Dutch Petroleum (c)..............................       2,629,125
      300  Santa Fe Energy Resources , Inc........................           3,563
    7,400  Schlumberger, Ltd (c)..................................         623,450
    4,000  Sonat Inc..............................................         180,000
    4,300  Tenneco Inc............................................         219,837
    8,000  Texaco, Inc............................................         671,000
    7,500  Unocal Corporation.....................................         253,125
    5,900  USX--Marathon Group....................................         118,738
                                                                    --------------
                                                                        14,725,915
                                                                    --------------

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
    Materials (6.7%)
    2,300  Air Products and Chemicals, Inc........................  $      132,825
    4,575  Alcan Aluminium Limited................................         139,537
    5,400  Aluminum Company of America............................         309,825
    1,400  Asarco Incorporated....................................          38,675
    1,900  Avery Dennison Corp....................................         104,262
   10,700  Barrick Gold Corporation...............................         290,238
      800  Bemis Company, Inc.....................................          28,000
    2,900  Bethlehem Steel Corporation (b)........................          34,438
      566  Boise Cascade Corporation..............................          20,730
    4,300  Champion International Corporation.....................         179,525
    3,400  Crown Cork & Seal Company, Inc.........................         153,000
      950  Cyprus Amax Minerals Company...........................          21,494
    7,900  Dow Chemical Company...................................         600,400
   16,900  E.I. Du Pont De Nemours and Company....................       1,337,213
   10,487  Engelhard Corporation..................................         241,201
    1,600  FMC Corporation (b)....................................         104,400
   31,900  Freeport-McMoran Copper................................       1,016,813
    2,200  Georgia-Pacific Corporation............................         156,200
    3,000  W.R. Grace & Co........................................         212,625
    2,600  Great Lakes Chemical Corporation.......................         161,850
    2,700  Hercules Incorporated..................................         149,175
    3,700  Homestake Mining Company...............................          63,363
    5,500  Inco Limited (c).......................................         177,375
    9,100  International Paper Company............................         335,562
    8,500  Kimberly-Clark Corporation.............................         656,625
    5,600  Louisiana-Pacific Corporation..........................         123,900
    1,200  Mead Corporation.......................................          62,250
   18,000  Monsanto Company.......................................         585,000
    3,600  Morton International...................................         134,100
    5,800  Nalco Chemical Company.................................         182,700
    5,022  Newmont Mining Corporation.............................         247,961
    1,500  Nucor Corporation......................................          75,938
    1,400  Phelps Dodge Corporation...............................          87,325
    2,100  Pioneer Hi-Bred International, Inc.....................         111,038
    5,100  Placer Dome Inc (c)....................................         121,763
      600  Potlatch Corporation...................................          23,475
    3,200  Praxair Inc............................................         135,200
    2,100  Reynolds Metals Company................................         109,462
    1,600  Rohm and Haas Company..................................         100,400
    3,000  Sigma-Aldrich..........................................         160,500
    3,010  Stone Container Corporation............................          41,388
    3,000  The Williams Company...................................         148,500
   14,700  Travelers Inc..........................................         670,688
    5,150  Union Camp Corporation.................................         251,062
    3,900  Union Carbide Corporation..............................         155,025
    5,640  USX--U.S. Steel Group Inc..............................         160,035
    6,000  Westvaco Corporation...................................         179,250
    4,900  Weyerhaeuser Company...................................         208,250
    2,400  Willamette Industries Incorporated.....................         142,800
    3,300  Worthington Industries.................................          68,887
                                                                    --------------
                                                                        10,952,248
                                                                    --------------
    Transportation (1.7%)
    2,200  AMR Corporation (b)....................................         200,200
    4,573  Burlington Northern Santa Fe...........................         369,841
    1,300  Caliber Systems, Incorporated..........................          44,200
    1,600  Conrail Corporation....................................         106,200
    1,100  Consolidated Freightways, Inc..........................          23,237
    7,400  CSX Corporation........................................         357,050
                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
    3,800  Delta Air Lines, Inc...................................  $      315,400
    1,900  Federal Express Corporation (b)........................         155,800
    4,700  Norfolk Southern Corporation...........................         398,325
    5,400  Ryder System, Inc......................................         151,875
    1,500  Sante Fe Pacific Gold Corporation......................          21,187
    6,300  Union Pacific Corporation..............................         440,213
    9,100  U.S. Air Group, Inc (b)................................         163,800
                                                                    --------------
                                                                         2,747,328
                                                                    --------------
  TECHNOLOGY (14.7%)
   12,400  Advanced Micro Devices, Inc (b)........................         168,950
    5,500  Alltel Corp............................................         169,125
    1,000  Amdahl (b).............................................          10,750
    3,450  Andrew Corporation (b).................................         185,437
    8,800  Apple Computer Incorporated (b)........................         184,800
    2,200  Autodesk, Inc..........................................          65,725
    9,100  Automatic Data Processing Inc..........................         351,487
    5,100  Bay Networks Inc (b)...................................         131,325
   10,200  Boeing Company.........................................         888,675
    4,600  Ceridian Corporation (b)...............................         232,300
   17,100  Cisco Systems, Inc (b).................................         968,287
    8,100  Compaq Computer Corporation (b)........................         398,925
    7,350  Computer Associates International......................         523,688
    2,400  Computer Sciences Corporation (b)......................         179,400
      600  Crane Co...............................................          24,600
    5,600  Digital Equipment (b)..................................         252,000
    5,600  DSC Communications (b).................................         168,700
    1,600  EG&G, Inc..............................................          34,200
    7,500  EMC Corporation (b)....................................         139,687
    2,000  General Dynamics Corporation...........................         124,000
    5,700  General Instrument Corporation (b).....................         164,587
    4,300  B.F. Goodrich Company..................................         160,712
    4,000  Harris Corporation.....................................         244,000
   15,500  Hewlett-Packard Company................................       1,544,187
    4,300  Honeywell Inc..........................................         234,350
   25,500  Intel..................................................       1,872,656
   17,600  International Business Machines Corporation............       1,742,400
    6,219  Lockheed Martin Corporation............................         522,396
    5,000  LSI Logic Corporation (b)..............................         130,000
    7,200  McDonnell Douglas Corporation..........................         349,200
   20,700  MCI Communications.....................................         530,438
    5,800  Micron Technology Inc..................................         150,075
   18,600  Microsoft Corporation (b)..............................       2,234,325
   14,000  Minnesota Mining and Manufacturing Company.............         966,000
   18,000  Motorola...............................................       1,131,750
    7,700  Northern Telecom Limited...............................         418,687
    3,000  Northrop Grumman Corporation...........................         204,375
    8,500  Novell, Inc (b)........................................         117,938
   20,850  Oracle Corporation (b).................................         822,272
   10,899  Pall Corporation.......................................         262,938
    2,800  Perkin-Elmer Corporation...............................         135,100
    4,600  Pitney Bowes, Inc......................................         219,650
    6,500  Raytheon Company.......................................         335,563
    6,800  Rockwell International Corporation.....................         389,300
    4,400  Scientific-Atlanta Inc.................................          68,200
    6,600  Silicon Graphics Incorporated (b)......................         158,400
   12,900  Sprint Corporation.....................................         541,800
    5,600  Sun Microsystems, Inc (b)..............................         329,700

              See accompanying notes to investments in securities.

INDEX 500 PORTFOLIO

                                                                        MARKET
 SHARES                                                                VALUE(A)
---------                                                           --------------
  TECHNOLOGY--CONTINUED
    6,600  Tandem Computers Incorporated (b)......................  $       81,675
   19,900  Tele-Communications, Inc (b)...........................         360,687
    2,600  Tellabs Incorporated (b)...............................         173,875
    4,600  Texas Instruments Incorporated.........................         229,425
      800  Thomas & Betts Corporation.............................          30,000
    3,200  TRW Inc................................................         287,600
   12,400  Unisys Corporation (b).................................          88,350
    3,400  United Technologies Corporation........................         391,000
    5,700  Worldcom, Incorported (b)..............................         315,637
    9,900  Xerox Corporation......................................         529,650
    4,400  3 Com (b)..............................................         201,300
                                                                    --------------
                                                                        23,872,259
                                                                    --------------
Total common stocks (cost: $119,239,216)..........................     162,341,324
                                                                    --------------
  PREFERRED STOCKS (--%)
       25  Teledyne...............................................             384
                                                                    --------------
Total preferred stocks
    (cost: $337)..................................................             384
                                                                    --------------

                                                                        MARKET
PRINCIPAL                                                              VALUE(A)
---------                                                           --------------
SHORT-TERM SECURITIES (.7%)
$1,123,875 Temporary Investment Fund, Inc.-- TempFund Portfolio,
             current rate 5.42%...................................  $    1,123,875
                                                                    --------------
Total short-term securities
    (cost: $1,123,875)............................................       1,123,875
                                                                    --------------
Total investments in securities (cost: $120,363,428) (d)..........
                                                                      $163,465,583
                                                                    --------------
                                                                    --------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 2.6% of net assets in foreign securities at June 30, 1996.
(d) At June 30, 1996 the cost of securities for federal income tax purposes was $120,652,101. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 44,359,703
Gross unrealized depreciation.....................    (1,546,221)
                                                    ------------
Net unrealized appreciation.......................  $ 42,813,482
                                                    ------------
                                                    ------------

CAPITAL APPRECIATION PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                          MARKET
   SHARES                                                                                                VALUE(A)
---------                                                                                             --------------
COMMON STOCKS (95.1%)
  CAPITAL GOODS (1.0%)
    Machinery (1.0%)
   46,125  Thermo Electron Corporation (b)..........................................................  $    1,919,953
                                                                                                      --------------
  CONSUMER GOODS AND SERVICES (41.5%)
    Consumer Goods (22.4%)
   99,400  Amgen Inc (b)............................................................................       5,367,600
   88,400  Coca-Cola Company........................................................................       4,320,550
   53,600  Genzyme Corporation (b)..................................................................       2,693,400
   97,500  Merck & Co., Inc.........................................................................       6,300,938
   89,600  Oxford Health Plan Incorporated (b)......................................................       3,684,800
   78,400  Pfizer Inc...............................................................................       5,595,800
   71,500  Schering-Plough Corporation..............................................................       4,486,625
  106,750  St Jude Medical Inc (b)..................................................................       3,576,125
  141,400  United Health Care.......................................................................       7,140,700
                                                                                                      --------------
                                                                                                          43,166,538
                                                                                                      --------------
    Consumer Services (4.8%)
  112,000  Carnival Corporation (c).................................................................       3,234,000
  106,500  McDonalds Corp...........................................................................       4,978,875
   30,000  Sterling Commerce Inc (b)................................................................       1,113,750
                                                                                                      --------------
                                                                                                           9,326,625
                                                                                                      --------------
    Retail (12.5%)
  231,531  Dollar General Corp......................................................................       6,772,282
  146,633  Home Depot Inc...........................................................................       7,918,182
  108,200  Intimate Brands Inc......................................................................       2,475,075
   97,200  Kohl's Inc (b)...........................................................................       3,559,950
  167,700  Office Depot, Inc (b)....................................................................       3,416,888
                                                                                                      --------------
                                                                                                          24,142,377
                                                                                                      --------------
    Food (1.8%)
   99,600  Outback Steakhouse Incorporated (b)......................................................       3,434,636
                                                                                                      --------------
  CREDIT SENSITIVE (14.3%)
    Building (2.5%)
  130,400  Lowe's Companies, Inc....................................................................       4,710,700
                                                                                                      --------------
    Finance (9.0%)
  157,500  Federal National Mortgage................................................................       5,276,250
   64,600  First Data Corp..........................................................................       5,143,775
  135,700  MBNA Corporation.........................................................................       3,867,450
   54,700  MGIC Investment Corporation..............................................................       3,070,038
                                                                                                      --------------
                                                                                                          17,357,513
                                                                                                      --------------

                                                                                                          MARKET
   SHARES                                                                                                VALUE(A)
---------                                                                                             --------------
  CREDIT SENSITIVE--CONTINUED
    Utilities (2.8%)
  194,000  Airtouch Communications (b)..............................................................  $    5,480,500
                                                                                                      --------------
  TECHNOLOGY (38.3%)
   73,400  Ceridian Corporation (b).................................................................       3,706,700
  162,600  Cisco Systems, Inc (b)...................................................................       9,207,225
  134,800  Computer Associates International........................................................       9,604,500
   56,100  General Instrument Corporation (b).......................................................       1,619,887
   64,200  Intel....................................................................................       4,714,687
   57,400  LCI International Incorporated (b).......................................................       1,800,925
  210,500  MCI Communications.......................................................................       5,394,063
   60,200  Microsoft Corporation (b)................................................................       7,231,525
   61,200  Motorola.................................................................................       3,847,950
  195,050  Oracle Corporation (b)...................................................................       7,692,284
  227,200  Paging Network Inc (b)...................................................................       5,452,800
  143,800  Parametric Technology Corporation (b)....................................................       6,237,325
   89,000  Synopsys Incorporated (b)................................................................       3,537,750
  160,000  360 Communications Company (b)...........................................................       3,840,000
                                                                                                      --------------
                                                                                                          73,887,621
                                                                                                      --------------
Total common stocks
    (cost: $136,531,159)............................................................................     183,426,463
                                                                                                      --------------

PRINCIPAL
---------
SHORT-TERM SECURITIES (4.3%)
$5,115,000 U.S. Treasury Bills..............................................   5.00%-5.05%  07/11/96       5,107,039
1,135,000  Stanley Works CP.................................................         5.43%  07/15/96       1,132,116
2,059,973  Temporary Investment Fund, Inc.-- TempFund Portfolio, current rate 5.42%.................       2,059,973
                                                                                                      --------------
Total short-term securities
    (cost $8,299,790)...............................................................................       8,299,128
                                                                                                      --------------
Total investments in securities
    (cost: $144,830,949) (d)........................................................................    $191,725,591
                                                                                                      --------------
                                                                                                      --------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 1.7% of net assets in foreign securities at June 30, 1996.
(d) At June 30, 1996 the cost of securities for federal income tax purposes was $144,845,372. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 48,678,376
Gross unrealized depreciation.....................    (1,798,157)
                                                    ------------
Net unrealized appreciation.......................  $ 46,880,219
                                                    ------------
                                                    ------------

INTERNATIONAL STOCK PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
  COMMON STOCKS (83.4%)
    AUSTRALIA (4.1%)
      Banking (.9%)
        95,663   National Australia Bank.........................................................  $     884,680
       190,087   Westpac Banking.................................................................        842,296
      Building Materials and Components (1.1%)
       648,423   Pioneer International...........................................................      1,888,271
      Transportation (2.1%)
       127,500   Brambles Industries.............................................................      1,774,176
       106,890   BTR Nylex Ltd...................................................................        411,387
        85,000   Qantas Airways Limited ADR 144A (d).............................................      1,438,336
                                                                                                   -------------
                                                                                                       7,239,146
                                                                                                   -------------
    AUSTRIA (2.0%)
      Electrical and Electronics (1.3%)
        12,980   Bohler-Uddeholm 144A (d)........................................................      1,005,702
        10,850   Va Technologie 144A (d).........................................................      1,328,863
      Utilities--Gas and Electric (.7%)
         8,400   Evn Energie-Versorung...........................................................      1,160,533
                                                                                                   -------------
                                                                                                       3,495,098
                                                                                                   -------------
    BELGIUM (1.8%)
      Chemicals (1.8%)
         2,650   Solvay..........................................................................      1,626,169
        20,000   Union Miniere (b)...............................................................      1,532,127
                                                                                                   -------------
                                                                                                       3,158,296
                                                                                                   -------------
    BRAZIL (1.3%)
      Telecommunications (1.3%)
        33,300   Telecomunicacoes Brasileiras ADR................................................      2,318,513
                                                                                                   -------------
    CANADA (2.7%)
      Banking (1.8%)
        60,500   Canadian Imperial Bank of Commerce..............................................      1,951,513
       145,000   National Bank of Montreal.......................................................      1,210,439
      Insurance (.7%)
        65,000   London Insurance Group..........................................................      1,361,287
      Mining and Metals--Container (.2%)
        39,000   Inmet (b).......................................................................        284,157
                                                                                                   -------------
                                                                                                       4,807,396
                                                                                                   -------------
    CHILE (1.2%)
      Financial Services (.4%)
        32,000   Chile Fund......................................................................        784,000
      Utilities--Gas and Electric (.8%)
        14,000   Telefonos De Chile ADR..........................................................      1,373,750
                                                                                                   -------------
                                                                                                       2,157,750
                                                                                                   -------------
    CZECH REPUBLIC (2.8%)
      Banking (.7%)
        48,000   Komercni Banka 144A (d).........................................................      1,303,445
      Energy Services (1.0%)
        44,810   Ceske Energeticke (b)...........................................................      1,782,301

                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
    CZECH REPUBLIC--CONTINUED
      Telecommunications (1.1%)
        15,500   SPT Telecom (b).................................................................  $   1,891,746
                                                                                                   -------------
                                                                                                       4,977,492
                                                                                                   -------------
    FINLAND (1.7%)
      Banking (.5%)
       400,000   Merita Ltd A (b)................................................................        835,145
      Wholesale and International Trade (1.2%)
        85,000   Amer Group Ltd..................................................................      1,427,065
       107,500   Metsa-Serla.....................................................................        763,576
                                                                                                   -------------
                                                                                                       3,025,786
                                                                                                   -------------
    FRANCE (8.0%)
      Banking (1.2%)
        61,300   Banque Nationale De Paris ADR 144A (d)..........................................      2,151,655
      Electrical and Electronics (1.0%)
        19,000   Alcatel Alsthom.................................................................      1,657,120
      Energy Sources (1.4%)
        32,562   Societe National Elf Aquitaine..................................................      2,394,670
      Health and Personal Care (1.6%)
       105,500   Rhone-Poulenc...................................................................      2,772,708
      Insurance (1.3%)
        40,485   Axa.............................................................................      2,214,526
      Mining and Metal (.5%)
         2,000   Pechiney........................................................................         89,315
        40,214   Pechiney ADR....................................................................        824,387
      Multi-Industry (.1%)
         2,107   Marine Wendel...................................................................        174,352
      Transportation (.9%)
        64,000   Regie Des Usines Renault........................................................      1,652,186
                                                                                                   -------------
                                                                                                      13,930,919
                                                                                                   -------------
    GERMANY (2.7%)
      Banking (1.3%)
        48,750   Deutsche Bank...................................................................      2,309,168
      Chemicals (1.4%)
        69,500   Bayer...........................................................................      2,445,063
                                                                                                   -------------
                                                                                                       4,754,231
                                                                                                   -------------
    HONG KONG (6.2%)
      Banking (1.1%)
       125,714   Hong Kong and Shanghai Banking..................................................      1,900,203
      Food and Household Products (.5%)
     3,201,000   Cafe de Coral...................................................................        889,108
      Multi-Industry (1.8%)
       221,000   Hutchison Whampoa Ltd...........................................................      1,390,439
       230,739   Jardine Matheson Holdings.......................................................      1,695,932
      Transportation (1.7%)
       190,000   Swire Pacific Ltd...............................................................      1,626,185
       448,568   Jardine Strategic Holdings......................................................      1,435,418
      Utilities (1.1%)
       625,000   Hong Kong Electric Holdings.....................................................      1,905,560
                                                                                                   -------------
                                                                                                      10,842,845
                                                                                                   -------------

              See accompanying notes to investments in securities.

INTERNATIONAL STOCK PORTFOLIO

                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
    INDIA (.5%)
      Financial Services (.5%)
       469,435   India Fund......................................................................  $     900,820
                                                                                                   -------------
    INDONESIA (.9%)
      Financial Services (.2%)
       315,000   JF Indonesia Fund (b)...........................................................        396,776
      Forest Products and Paper (.7%)
       737,000   P.T. Japfa Comfeed..............................................................        427,490
       777,185   P.T. Pabrik Kertas Tjiwi Kimia..................................................        793,071
                                                                                                   -------------
                                                                                                       1,617,337
                                                                                                   -------------
    ITALY (1.7%)
      Telecommunications (1.7%)
     1,105,000   Stet di Risp....................................................................      2,901,348
                                                                                                   -------------
    JAPAN (4.2%)
      Building Materials and Components (.6%)
        73,000   Daito Trust Construction........................................................      1,091,524
      Electrical and Electronics (3.1%)
       227,000   Hitachi Ltd.....................................................................      2,111,022
        88,000   Hitachi Koki....................................................................        866,509
        37,000   Sony Corporation................................................................      2,432,224
      Utilities--Gas and Electric (.5%)
        68,000   Kyudenko........................................................................        911,366
                                                                                                   -------------
                                                                                                       7,412,645
                                                                                                   -------------
    KOREA (.5%)
      Financial Services (.5%)
            19   Korea International Trust (b)...................................................        883,500
                                                                                                   -------------
    MEXICO (.3%)
      Chemicals (.3%)
       252,000   Vitro...........................................................................        581,813
                                                                                                   -------------
    NETHERLANDS (3.9%)
      Broadcasting, Advertising and Publishing (1.4%)
        84,688   International Nederlanden Group.................................................      2,525,281
      Building Materials and Components (.3%)
        16,520   European Vinyls.................................................................        512,930
      Insurance (1.3%)
        47,454   Aegon...........................................................................      2,185,083
      Merchandising (.9%)
        18,591   Koninklijke Bijenkorf Beheer....................................................      1,570,510
                                                                                                   -------------
                                                                                                       6,793,804
                                                                                                   -------------
    NEW ZEALAND (2.4%)
      Forest Products and Paper (1.1%)
       839,000   Carter Holt Harvey..............................................................      1,913,987
      Wholesale and International Trade (1.3%)
     2,341,185   Brierley Investments............................................................      2,298,423
                                                                                                   -------------
                                                                                                       4,212,410
                                                                                                   -------------
    NORWAY (2.4%)
      Energy Sources (.8%)
        98,000   Saga Petroleum..................................................................      1,440,659
      Health and Personal Care (1.0%)
        77,000   Hafslund Nycomed................................................................        551,157
        77,000   Nycomed ASA A Shares (b)........................................................      1,103,931
      Mining and Metals (.6%)
        78,000   Elkem...........................................................................      1,074,606
                                                                                                   -------------
                                                                                                       4,170,353
                                                                                                   -------------
                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
    PHILIPPINES (1.1%)
      Telecommunications (1.1%)
        33,500   Philippine Long Distance Telephone Company ADR..................................  $   1,947,188
                                                                                                   -------------
    PORTUGAL (1.0%)
      Banking (.5%)
        62,000   Banco Portugues de Investimento.................................................        785,411
      Financial Services (.5%)
         9,000   Capital Portugal Fund (b).......................................................        887,393
                                                                                                   -------------
                                                                                                       1,672,804
                                                                                                   -------------
    SINGAPORE (.6%)
      Financial Services (.1%)
        18,000   Singapore Fund..................................................................        234,000
      Transportation (.5%)
        78,000   Singapore International Airline.................................................        823,413
                                                                                                   -------------
                                                                                                       1,057,413
                                                                                                   -------------
    SPAIN (8.8%)
      Banking (3.7%)
       108,000   Argentaria Bancaria ADR.........................................................      2,376,000
        11,450   Banco de Andalucia..............................................................      1,589,646
        61,500   Banco Bilbao Vizcaya............................................................      2,489,531
      Energy Sources (1.1%)
        57,000   Repsol..........................................................................      1,980,604
      Telecommunications (1.6%)
       150,000   Telefonica de Espana............................................................      2,761,076
      Utilities--Gas and Electric (2.4%)
       250,000   Iberdrola.......................................................................      2,564,135
        27,500   Empresa. Nacional de Electricidad...............................................      1,713,778
                                                                                                   -------------
                                                                                                      15,474,770
                                                                                                   -------------
    SWEDEN (6.8%)
      Banking (.7%)
        58,500   Stadshypotek 144A (d)...........................................................      1,304,805
      Business and Public Service (1.4%)
        99,500   Nackebro Fastighets.............................................................        127,009
       114,500   Esselte.........................................................................      2,312,269
      Food and Household Products (.2%)
        97,500   Swedish Match (b)...............................................................        302,691
      Forest Products and Paper (.9%)
       122,000   Stora Kopparbergs...............................................................      1,608,777
      Health and Personal Care (2.3%)
        46,500   Astra...........................................................................      2,025,251
        95,500   Svenska Handelsbanken...........................................................      1,993,339
      Transportation (1.3%)
        97,500   Volvo...........................................................................      2,218,756
                                                                                                   -------------
                                                                                                      11,892,897
                                                                                                   -------------
    SWITZERLAND (2.9%)
      Electrical and Electronics (1.2%)
         1,730   BBC Brown Boveri................................................................      2,139,623
      Health and Personal Care (1.3%)
         1,660   Ares-Serono.....................................................................      1,458,885
           370   Societe Generale................................................................        885,358
      Insurance (.4%)
         2,400   Zuerich Versicherung............................................................        653,862
                                                                                                   -------------
                                                                                                       5,137,728
                                                                                                   -------------

              See accompanying notes to investments in securities.

INTERNATIONAL STOCK PORTFOLIO

                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
    THAILAND (1.1%)
      Financial Services (1.1%)
        81,562   Thai Fund.......................................................................  $   1,926,901
                                                                                                   -------------
    TURKEY (.7%)
      Financial Services (.7%)
        89,000   Turkish Growth Fund (b).........................................................      1,168,124
                                                                                                   -------------
    UNITED KINGDOM (8.6%)
      Banking (.8%)
       118,943   Barclays Bank...................................................................      1,428,610
      Building Materials and Components (1.2%)
       435,000   BICC.L..........................................................................      2,095,301
      Electrical and Electronics (.5%)
        82,000   Waste Management International (b)..............................................        912,250
      Energy Services (2.0%)
       592,100   British Gas.....................................................................      1,656,010
       168,500   Hyder...........................................................................      1,869,363
      Food and Household Products (2.3%)
     2,717,536   Albert Fisher Group.............................................................      1,984,580
       732,186   Hillsdown Holdings..............................................................      1,979,548
      Merchandising (.8%)
       191,600   Kwik Save Group.................................................................      1,348,619
      Utilities--Gas and Electric (1.0%)
       208,775   National Power..................................................................      1,686,853
                                                                                                   -------------
                                                                                                      14,961,134
                                                                                                   -------------
                                                                                                      MARKET
        SHARES                                                                                       VALUE(A)
  ------------                                                                                     -------------
    VENEZUELA (.5%)
      Energy Services (.5%)
     1,097,192   Electricidad Caracas............................................................  $     912,124
                                                                                                   -------------
  Total common stocks
      (cost: $124,906,919).......................................................................    146,332,586
                                                                                                   -------------
  PREFERRED STOCKS AND OTHER (3.0%)
    ARGENTINA (1.0%)
      Multi-Industry (1.0%)
        30,665   Compania de Inversiones en Telecommunications convertible preferred--7.0% (c)...      1,824,568
                                                                                                   -------------
    GERMANY (.8%)
      Energy Services (.8%)
         4,800   Veba Warrants (expiring 4/6/98) (b).............................................      1,362,293
                                                                                                   -------------
    MEXICO (1.1%)
      Financial Services (1.1%)
        53,610   Nacional Financiera ADR--11.25%.................................................      1,849,545
                                                                                                   -------------
    UNITED KINGDOM (.1%)
      Energy Services (.1%)
       137,700   Hyder preferred.................................................................        208,075
                                                                                                   -------------
  Total preferred stocks and other
      (cost: $4,024,557).........................................................................      5,244,481
                                                                                                   -------------

   PRINCIPAL
  ------------
  LONG-TERM DEBT SECURITIES (2.4%)
    HONG KONG (.8%)
      Finance (.8%)
  $  1,680,000   PIV Investment Finance..........................................   4.50%   12/01/00      1,411,200
                                                                                                      -------------
    SWITZERLAND (1.0%)
      Finance (1.0%)
     1,235,000   CS Holdings Finance Convertible Bonds...........................  4.875%   11/19/02      1,790,750
                                                                                                      -------------
    UNITED STATES (.6%)
      U.S. Government (.6%)
     1,060,000   U.S. Treasury Note..............................................  5.125%   04/30/98      1,088,319
                                                                                                      -------------
                 Total long-term debt securities (cost: $4,160,546).................................      4,290,269
                                                                                                      -------------
  SHORT-TERM SECURITIES (10.6%)
       200,000   Federal Home Loan Bank..........................................  5.240%   08/07/96      1,989,229
     2,000,000   Federal Home Loan Mortgage Corporation..........................  5.240%   08/16/96      1,986,609
     1,560,000   Federal National Mortgage Association...........................  5.200%   08/23/96      1,548,057
     4,020,000   Federal National Mortgage Association...........................  5.250%   07/15/96      4,011,793
     2,000,000   Federal National Mortgage Association...........................  5.240%   08/12/96      1,987,773
     1,505,000   Federal National Mortgage Association...........................  5.280%   07/18/96      1,501,248
     3,785,000   Prime Value Fund, Inc.--Cash Investment Fund, current rate 5.040%..................      5,576,000
                                                                                                      -------------
                 Total short-term securities (cost: $18,600,708)....................................     18,600,708
                                                                                                      -------------
                 Total investments in securities (cost: $151,692,730) (e)...........................  $ 174,468,044
                                                                                                      -------------
                                                                                                      -------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) PRIDES--Preferred Redeemed Increased Dividend Equity Securities are structured as convertible preferred securities issued by a company. Investors receive an enhanced yield but based upon a specific formula, potential appreciation is limited. PRIDES pay dividends, have voting rights, are noncallable for three years and upon maturity, convert into shares of common stock.

INTERNATIONAL STOCK PORTFOLIO

Notes to Investments in Securities--continued

(d) Represents ownership in an illiquid security which has not been registered with the Securities and Exchange Commission under the Securities Act of 1933. (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996 includes acquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                              DATE         COST
--------------------------------------------------  ---------  ------------
Qantas Airways Limited ADR 144A...................   Various   $  1,350,928
Bohler-Uddeholm 144A..............................   Various        813,254
Va Technologie 144A...............................   Various      1,016,589
Komercni Banka 144A...............................   Various      1,270,428
Banque Nationale De Paris ADR 144A................   Various      2,720,363
Stadshypotek 144A.................................   Various        531,940
                                                               ------------
                                                               $  7,703,502
                                                               ------------
                                                               ------------

(e) At June 30, 1996 the cost of securities for federal income tax purposes was $153,655,767. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 27,325,907
Gross unrealized depreciation.....................    (6,513,630)
                                                    ------------
Net unrealized appreciation.......................  $ 20,812,877
                                                    ------------
                                                    ------------

SMALL COMPANY PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                      MARKET
   SHARES                                                                                            VALUE(A)
---------                                                                                         --------------
COMMON STOCKS (81.3%)
  CAPITAL GOODS (10.1%)
    Machinery (10.1%)
   50,700  AES China Generating Co Ltd (b)(c)...................................................  $      535,519
   61,650  Blount International Incorporated....................................................       1,941,975
   73,900  Kaydon Corporation...................................................................       3,177,700
   52,600  Millipore Corporation................................................................       2,202,625
   72,700  MSC Industrial Direct Co (b).........................................................       2,344,575
   95,542  United Waste Systems, Inc (b)........................................................       3,081,229
                                                                                                  --------------
                                                                                                      13,283,623
                                                                                                  --------------
  CONSUMER GOODS AND SERVICES (35.9%)
    Consumer Goods (5.5%)
   67,300  Idexx Laboratories Inc (b)...........................................................       2,641,525
   78,400  Medpartners (b)......................................................................       1,636,600
   43,234  Occusystems, Incorporated (b)........................................................       1,615,871
   55,833  Sunrise Assisted Living Incorporated (b).............................................       1,339,992
                                                                                                  --------------
                                                                                                       7,233,988
                                                                                                  --------------
    Consumer Services (15.6%)
   43,800  Boston Chicken Incorporated (b)......................................................       1,423,500
   50,600  Carmike Cinemas Inc (b)..............................................................       1,366,200
   69,459  CUC International Inc (b)............................................................       2,465,794
   40,334  Extended Stay America (b)............................................................       1,270,521
  111,800  Gartner Group Incorporated (b).......................................................       4,094,675
   58,700  GTECH Holdings Corporation (b).......................................................       1,738,987
   51,700  Lone Star Steakhouse & Saloon, Inc (b)...............................................       1,951,675
   44,902  Manpower.............................................................................       1,762,404
   68,199  Red Roof Inns Incorporated (b).......................................................         963,311
   44,200  Sola International Inc (b)...........................................................       1,270,750
   43,199  Sun International Hotels Ltd (b).....................................................       2,095,152
                                                                                                  --------------
                                                                                                      20,402,969
                                                                                                  --------------
    Retail (10.3%)
  104,200  Advanced Lighting Technologies, Incorporated (b).....................................       1,823,500
    8,100  Amerisource Health Corporation (b)...................................................         269,325
   71,120  Borders Group Incorporated (b).......................................................       2,293,620
  111,000  Casey's General Stores Inc...........................................................       2,206,125
   46,500  Eastbay Incorporated (b).............................................................         697,500
   60,200  Friedman's (b).......................................................................       1,535,100
   63,600  Global Directmail Corporation (b)....................................................       2,512,200
   23,400  Kohl's Inc (b).......................................................................         857,025
   39,000  Orchard Supply Hardware (b)..........................................................       1,174,875
    1,500  West Marine Incorporated (b).........................................................         107,250
                                                                                                  --------------
                                                                                                      13,476,520
                                                                                                  --------------
    Consumer Cyclicals (4.5%)
   29,900  Stant Corporation....................................................................         343,850
  102,300  Tommy Hilfiger Corporation (b).......................................................       5,485,838
                                                                                                  --------------
                                                                                                       5,829,688
                                                                                                  --------------

                                                                                                      MARKET
   SHARES                                                                                            VALUE(A)
---------                                                                                         --------------
  CREDIT SENSITIVE (9.5%)
    Finance (7.3%)
   72,800  Amerin (b)...........................................................................  $    1,947,400
   26,500  MGIC Investment Corporation..........................................................       1,487,313
   35,900  Partnerre Ltd (c)....................................................................       1,072,512
   99,000  T. Rowe Price Associates.............................................................       3,044,250
  106,000  Roosevelt Financial Group, Inc.......................................................       2,040,500
                                                                                                  --------------
                                                                                                       9,591,975
                                                                                                  --------------
    Utilities (2.2%)
  100,500  Panamsat Corporation (b).............................................................       2,914,500
                                                                                                  --------------
  INTERMEDIATE GOODS AND SERVICES (7.0%)
    Materials (3.0%)
   29,126  Cambrex Corporation..................................................................       1,489,067
  111,300  Citation Corporation (b).............................................................       1,335,600
   44,370  McWhorter Technology Inc (b).........................................................         787,567
    6,000  Valspar Corporation..................................................................         276,000
                                                                                                  --------------
                                                                                                       3,888,234
                                                                                                  --------------
    Transportation (4.0%)
   26,500  Eagle USA Airfreight, Inc (b)........................................................         980,500
   61,900  Fritz Companies (b)..................................................................       1,996,275
   77,000  Landstar System, Inc (b).............................................................       2,233,000
                                                                                                  --------------
                                                                                                       5,209,775
                                                                                                  --------------
  TECHNOLOGY (18.8%)
   48,300  Acxiom Corporation (b)...............................................................       1,648,238
   19,300  Adtran Incorporated (b)..............................................................       1,367,888
   41,075  Ansys Incorporated (b)...............................................................         539,096
   48,100  Bisys Group Inc (b)..................................................................       1,815,775
   24,500  C-Cube Microsystems Incorporated (b).................................................         808,500
   10,800  Cascade Communications Inc (b).......................................................         734,400
   12,600  Check Point Software Technologies Ltd (b)(c).........................................         176,400
   38,200  CKS Group Incorporated (b)...........................................................       1,231,950
   97,700  Computron Software (b)...............................................................         476,287
  123,702  Danka Business Systems (c)...........................................................       3,618,283
    2,100  Dassault Systems (b)(c)..............................................................          48,300
  109,400  Data Translation Incorporated (b)....................................................       1,791,425
   20,732  Datastream Systems, Incorporated (b).................................................         730,803
   60,500  DSC Communications (b)...............................................................       1,822,563
   27,680  Fore Systems Inc (b).................................................................         999,940
   38,100  Integrated Systems (b)...............................................................       1,526,381
   33,200  J Ray McDermott Holdings Incorporated (b)............................................         830,000
   14,900  Macromedia Incorporated (b)..........................................................         325,937
   96,800  Mercury Interactive Corp (b).........................................................       1,331,000
   17,600  Objective Systems Integrator (b).....................................................         642,400
   11,200  Sapient Corporation (b)..............................................................         473,200
   37,200  Telephone and Data Systems, Inc......................................................       1,674,000
                                                                                                  --------------
                                                                                                      24,612,766
                                                                                                  --------------
Total common stocks
    (cost: $86,843,287).........................................................................     106,444,038
                                                                                                  --------------

              See accompanying notes to investments in securities.

SMALL COMPANY PORTFOLIO

                                                                                                         MARKET
PRINCIPAL                                                                                               VALUE(A)
---------                                                                                            --------------
SHORT-TERM SECURITIES (19.0%)
$ 935,000  U.S. Treasury Bill...............................................       5.05%   07/11/96  $      933,545
3,280,000  U.S. Treasury Bills..............................................  5.12%-5.13%  08/15/96       3,258,746
1,300,000  U.S. Treasury Bills..............................................  5.19%-5.24%  09/19/96       1,284,834
2,005,000  American Home Products CP (d)....................................       5.46%   07/16/96       1,999,606
2,000,000  AT&T Corporation CP..............................................       5.38%   07/09/96       1,996,712
2,910,000  Baltimore Gas & Electric CP......................................       5.46%   07/24/96       2,898,693
1,000,000  Idaho Power Company CP...........................................       5.45%   07/15/96         997,459
1,755,000  Kimberly Clark CP................................................       5.47%   07/29/96       1,746,885
2,005,000  Monsanto Company CP (d)..........................................       5.43%   07/12/96       2,000,805
3,015,000  PHH Corporation CP...............................................       5.44%   07/23/96       3,003,736
4,746,558  Temporary Investment Fund, Inc.--TempFund Portfolio, current rate 5.42%.................       4,746,558
                                                                                                     --------------
           Total short-term securities (cost: $24,872,882).........................................      24,867,579
                                                                                                     --------------
           Total investments in securities (cost: $111,716,169) (e)................................  $  131,311,617
                                                                                                     --------------
                                                                                                     --------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The Portfolio held 3.3% of net assets in foreign securities at June 30, 1996.
(d) Commercial paper sold within terms of a private placement memorandum exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." (See note 6 to the financial statements). Information concerning the illiquid securities held at June 30, 1996, which includes acquisition date and cost, is as follows:

                                                    ACQUISITION
SECURITY                                              DATE         COST
--------------------------------------------------  ---------  ------------
American Home Products............................  06/13/96   $  2,000,224
Monsanto Company..................................  06/13/96      2,001,438
                                                               ------------
                                                               $  4,001,662
                                                               ------------
                                                               ------------

(e) At June 30, 1996, the cost of securities for federal income tax purposes was $111,735,947. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 22,840,543
Gross unrealized depreciation.....................    (3,264,873)
                                                    ------------
Net unrealized appreciation.......................  $ 19,575,670
                                                    ------------
                                                    ------------

MATURING GOVERNMENT BOND 1998 PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996

(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                    MARKET
PRINCIPAL                                                                                          VALUE(A)
----------                                                                                        ----------
LONG-TERM DEBT SECURITIES (98.4%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (98.4%)
$  266,000  Federal National Mortgage Association Strip (b)..................  7.065%   05/22/98  $  236,413
   356,000  Federal National Mortgage Association Strip (b)..................  7.110%   11/22/98     305,864
   350,000  Federal National Mortgage Association Strip (b)..................  7.050%   05/22/99     290,409
   615,000  Federal Home Loan Bank Strip (b).................................  6.730%   08/25/98     537,528
   590,000  Financial Corporation Strip (b)..................................  6.620%   05/30/99     488,732
   500,000  Guaranteed Trust Certificates (b)................................  6.570%   11/15/98     430,949
   211,000  Guaranteed Trust Certificates (b)................................  7.075%   11/15/98     181,861
   900,000  Tennessee Valley Authority (b)...................................  6.720%   10/15/98     780,101
 1,000,215  Treasury Receipt (b).............................................  6.610%   05/15/99     833,758
 1,045,000  U.S. Treasury Strip (b)..........................................  6.505%   11/15/98     903,464
   120,000  U.S. Treasury Strip (b)..........................................  6.290%   11/15/98     103,723
                                                                                                  ----------
            Total long-term debt securities (cost: $5,062,366)..................................   5,092,802
                                                                                                  ----------
SHORT-TERM SECURITIES (.8%)
    40,383  Trust for Federal Securities--Federal Trust Fund, current rate 5.32%................      40,383
                                                                                                  ----------
            Total short-term securities (cost: $40,383).........................................      40,383
                                                                                                  ----------
            Total investments in securities (cost: $5,102,749) (c)..............................  $5,133,185
                                                                                                  ----------
                                                                                                  ----------

Notes to Investments in Securities
----------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At June 30, 1996 the cost of securities for federal income tax purposes was $5,102,749. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $  30,436
Gross unrealized depreciation.....................         --
                                                    ---------
Net unrealized appreciation.......................  $  30,436
                                                    ---------
                                                    ---------

MATURING GOVERNMENT BOND 2002 PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996
(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                    MARKET
PRINCIPAL                                                                                          VALUE(A)
----------                                                                                        ----------
LONG-TERM DEBT SECURITIES (96.0%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (96.0%)
$  525,000  Federal National Mortgage Association Strip (b)..................  7.600%   02/01/02  $  361,514
   500,000  Financial Corporation Strip (b)..................................  7.400%   06/27/02     334,040
 1,000,000  Government Trust Certificates (b)................................  7.300%   05/15/02     676,829
 1,150,000  Tennessee Valley Authority Strips (b)............................  7.400%   04/15/03     728,041
 1,003,750  Treasury Receipt (b).............................................  7.100%   08/15/02     669,591
   760,000  U.S. Treasury Strip (b)..........................................  6.970%   08/15/02     510,955
                                                                                                  ----------
            Total long-term debt securities (cost: $3,211,092)..................................   3,280,970
                                                                                                  ----------
SHORT-TERM SECURITIES (2.1%)
    71,808  Trust for Federal Securities--Federal Trust Fund, current rate 5.32%................      71,807
                                                                                                  ----------
            Total short-term securities (cost: $71,807).........................................      71,807
                                                                                                  ----------
            Total investments in securities (cost: $3,282,899) (c)..............................  $3,352,777
                                                                                                  ----------
                                                                                                  ----------

Notes to Investments in Securities
----------------------
(a) Securites are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At June 30, 1996 the cost of securities for federal income tax purposes was $3,282,899. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $  69,878
Gross unrealized depreciation.....................         --
                                                    ---------
Net unrealized appreciation.......................  $  69,878
                                                    ---------
                                                    ---------

MATURING GOVERNMENT BOND 2006 PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996
(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                    MARKET
PRINCIPAL                                                                                          VALUE(A)
----------                                                                                        ----------
LONG-TERM DEBT SECURITIES (95.3%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (95.3%)
$  810,000  Federal National Mortgage Association Strip (b)..................  7.620%   08/01/05  $  428,570
   921,000  Financial Corporation Strip (b)..................................  7.350%   09/07/07     412,303
   553,000  Government Trust Certificates (b)................................  7.440%   11/15/05     288,876
 1,000,000  Resolution Funding Corporation Strip (b).........................  7.460%   07/15/07     465,089
 1,000,020  Treasury Receipt (b).............................................  7.460%   02/15/07     477,218
   850,000  U.S. Treasury Strip (b)..........................................  7.355%   11/15/06     420,571
                                                                                                  ----------
            Total long-term debt securities (cost: $2,406,349)..................................   2,492,627
                                                                                                  ----------
SHORT-TERM SECURITIES (2.5%)
    66,022  Trust for Federal Securities--Federal Trust Fund, current rate 5.32%................      66,022
                                                                                                  ----------
            Total short-term securities (cost: $66,022).........................................      66,022
                                                                                                  ----------
            Total investments in securities (cost: $2,472,371) (c)..............................  $2,558,649
                                                                                                  ----------
                                                                                                  ----------

Notes to Investments in Securities
----------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At June 30, 1996 the cost of securities for federal income tax purposes was $2,472,371. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $  86,278
Gross unrealized depreciation.....................         --
                                                    ---------
Net unrealized appreciation.......................  $  86,278
                                                    ---------
                                                    ---------

MATURING GOVERNMENT BOND 2010 PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996
(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                      MARKET
PRINCIPAL                                                                                            VALUE(A)
----------                                                                                          ----------
LONG-TERM DEBT SECURITIES (92.4%)
  U.S. GOVERNMENT AND AGENCIES OBLIGATIONS (92.4%)
$  500,000  Federal National Mortgage Association Strip (b)..................  7.700%     02/12/10  $  186,744
   500,000  Financial Corporation Strip (b)..................................  7.700%     06/06/11     166,000
   945,000  Financial Corporation Strip (b)..................................  7.920%     08/08/11     309,458
   132,000  Guaranteed Trust Certificates (b)................................  7.660%     05/15/10      48,886
   515,000  State of Israel, Zero Coupon (b).................................  8.265%     03/15/10     194,984
   350,000  Resolution Funding Corporation (b)...............................  7.590%     04/15/11     122,661
 1,075,000  U.S. Treasury Strip (b)..........................................  7.490%     08/15/11     374,249
   700,000  U.S. Treasury Strip (b)..........................................  7.045%     11/15/09     276,990
                                                                                                    ----------
            Total long-term debt securities (cost: $1,666,995)....................................   1,679,972
                                                                                                    ----------
SHORT-TERM SECURITIES (5.1%)
    53,611  Trust for Federal Securities--Federal Trust Fund, current rate 5.32%..................      53,611
    40,000  U.S. Treasury Bill...............................................  5.190%     09/19/96      39,533
                                                                                                    ----------
            Total short-term securities (cost: $93,156)...........................................      93,144
                                                                                                    ----------
            Total investments in securities (cost: $1,760,151) (c)................................  $1,773,116
                                                                                                    ----------
                                                                                                    ----------

Notes to Investments in Securities
----------------------
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) For zero coupon issues (strips) the interest rate disclosed is the effective yield at the date of acquisition.
(c) At June 30, 1996 the cost of securities for federal income tax purposes was $1,760,151. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $  63,799
Gross unrealized depreciation.....................    (50,834)
                                                    ---------
Net unrealized appreciation.......................  $  12,965
                                                    ---------
                                                    ---------

VALUE STOCK PORTFOLIO

INVESTMENTS IN SECURITIES

JUNE 30, 1996
(UNAUDITED)

(Percentages of each investment category relate to total net assets.)

                                                                                                      MARKET
   SHARES                                                                                            VALUE(A)
---------                                                                                          -------------
COMMON STOCKS (91.8%)
  CAPITAL GOODS (11.8%)
    Machinery (11.8%)
   32,300  ITT Hartford Group....................................................................  $   1,719,975
   71,001  ITT Industries........................................................................      1,783,900
   49,600  Parker Hannifin Corporation...........................................................      2,101,800
   56,599  United Dominion Industries............................................................      1,301,777
                                                                                                   -------------
                                                                                                       6,907,452
                                                                                                   -------------
  CONSUMER GOODS AND SERVICES (24.1%)
    Consumer Goods (2.1%)
   24,500  Harcourt General, Inc.................................................................      1,225,000
                                                                                                   -------------
    Consumer Services (3.7%)
   50,900  Bowne & Company, Incorporated.........................................................      1,049,813
   15,700  Knight-Ridder, Inc....................................................................      1,138,250
                                                                                                   -------------
                                                                                                       2,188,063
                                                                                                   -------------
    Food (1.9%)
   28,200  Kroger Company (b)....................................................................      1,113,900
                                                                                                   -------------
    Retail (11.8%)
   40,899  American Stores Company...............................................................      1,687,084
   80,400  Federated Department Stores (b).......................................................      2,743,650
   61,700  Melville Corporation..................................................................      2,498,850
                                                                                                   -------------
                                                                                                       6,929,584
                                                                                                   -------------
    Consumer Cyclicals (4.6%)
   44,800  Ford Motor............................................................................      1,450,400
   28,500  Owens Corning.........................................................................      1,225,500
                                                                                                   -------------
                                                                                                       2,675,900
                                                                                                   -------------
  CREDIT SENSITIVE ( 19.2%)
    Finance (15.8%)
   27,300  American Express Company..............................................................      1,218,263
   25,099  Beneficial Corporation................................................................      1,408,681
   61,768  Everest Reinsurance Holdings, Incorporated............................................      1,598,247
   40,400  First Chicago Corporation.............................................................      1,580,650
   55,800  PNC Bank Corp.........................................................................      1,660,050
   63,200  TIG Holdings Inc......................................................................      1,832,800
                                                                                                   -------------
                                                                                                       9,298,691
                                                                                                   -------------
    Utilities (3.4%)
   68,100  Central & Southwest Corporation.......................................................      1,974,900
                                                                                                   -------------
  INTERMEDIATE GOODS AND SERVICES (29.2%)
    Energy (18.6%)
   34,200  Amerada Hess Corporation..............................................................      1,833,975

                                                                                                      MARKET
   SHARES                                                                                            VALUE(A)
---------                                                                                          -------------
  INTERMEDIATE GOODS AND SERVICES--CONTINUED
   46,608  Columbia Gas System, Inc..............................................................  $   2,429,442
   84,776  El Paso Natural Gas Company...........................................................      3,263,876
   44,600  Unocal Corporation....................................................................      1,505,250
   33,700  USX--Marathon Group...................................................................        678,213
   55,700  YPF Sociedad Anonima (c)..............................................................      1,253,250
                                                                                                   -------------
                                                                                                      10,964,006
                                                                                                   -------------
    Materials (6.6%)
   44,500  Century Aluminum Company (b)..........................................................        700,875
   24,900  Citation Corporation (b)..............................................................        298,800
    4,900  Cytec Industries Inc (b)..............................................................        418,950
    9,335  Fort Howard Corporation (b)...........................................................        185,533
   17,738  Kimberly-Clark Corporation............................................................      1,370,260
   76,999  Sterling Chemicals (b)................................................................        895,113
                                                                                                   -------------
                                                                                                       3,869,531
                                                                                                   -------------
    Transportation (4.0%)
   15,400  Burlington Northern Santa Fe..........................................................      1,245,475
   41,300  Teekay Shipping Corporation (c).......................................................      1,089,287
                                                                                                   -------------
                                                                                                       2,334,762
                                                                                                   -------------
  TECHNOLOGY (7.5%)
   15,200  International Business Machines Corporation...........................................      1,504,800
   64,600  Rohr Incorporated (b).................................................................      1,348,525
   28,800  Xerox Corporation.....................................................................      1,540,800
                                                                                                   -------------
                                                                                                       4,394,125
                                                                                                   -------------
Total common stocks
    (cost: $48,968,687)..........................................................................     53,875,914
                                                                                                   -------------

PRINCIPAL
---------
SHORT-TERM SECURITIES (5.1%)
$1,183,322 Trust for Federal Securities--Federal Trust Fund, current rate 5.32%..................      1,183,322
1,660,000  U.S. Treasury Bills 5.10%-5.18% 08/15/96..............................................      1,649,243
  150,000  Toys R Us, Inc. CP 5.40% 07/08/96.....................................................        149,776
                                                                                                   -------------
Total short-term securities
    (cost: $2,982,478)...........................................................................      2,982,341
                                                                                                   -------------
Total investments in securities
    (cost: $51,951,165) (d)......................................................................  $  56,858,255
                                                                                                   -------------
                                                                                                   -------------

Notes to Investments in Securities
(a) Securities are valued by procedures described in note 2 to the financial statements.
(b) Presently non-income producing.
(c) The portfolio held 4.0% of net assets in foreign securities as of June 30, 1996.
(d) At June 30, 1996 the cost of securities for federal income tax purposes was $51,951,165. The aggregate unrealized appreciation and depreciation of investments in securities based on this cost were:

Gross unrealized appreciation.....................  $ 5,139,200
Gross unrealized depreciation.....................     (232,110)
                                                    -----------
Net unrealized appreciation.......................  $ 4,907,090
                                                    -----------
                                                    -----------

MIMLIC SERIES FUND, INC.

STATEMENTS OF ASSETS AND LIABILITIES

JUNE 30, 1996

(UNAUDITED)

                                                                             MONEY            ASSET
                                          GROWTH            BOND            MARKET         ALLOCATION
                                        PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                      --------------    -------------    -------------    -------------
              ASSETS
Investments in securities, at
   market value--see accompanying
   schedules for detailed listing
   (identified cost: $184,042,650;
   $109,965,745; $42,884,492;
   $343,308,435; $70,393,897;
   $120,363,428; $144,830,949;
   $151,692,730; $111,716,169;
   $5,102,749; $3,282,899;
   $2,472,371; $1,760,151 and
   $51,951,165, respectively)......   $  230,105,085    $ 107,623,269    $  42,884,492    $ 374,460,938
Cash in bank on demand deposit.....            4,215               --              921               --
Receivable for Fund shares sold....          147,721           79,759          255,713          433,732
Receivable for investment
   securities sold.................        1,233,413        1,039,460               --        6,564,624
Dividends and accrued interest
   receivable......................          307,116        1,428,719            6,718        2,137,650
Receivable for refundable foreign
   income taxes withheld...........               --               --               --               --
                                      --------------    -------------    -------------    -------------
      Total assets.................      231,797,550      110,171,207       43,147,844      383,596,944
                                      --------------    -------------    -------------    -------------
            LIABILITIES
Payable to Minnesota Mutual........          100,559           46,763           21,872          168,322
Bank overdraft.....................               --          145,630               --          281,712
Dividends payable to
   shareholders....................               --               --           11,164               --
Payable for Fund shares
   repurchased.....................           58,297           46,365          111,272           88,349
Payable for investment securities
   purchased.......................        3,453,402           30,420               --        2,585,812
                                      --------------    -------------    -------------    -------------
      Total liabilities............        3,612,258          269,178          144,308        3,124,195
                                      --------------    -------------    -------------    -------------
Net assets applicable to
   outstanding capital stock.......   $  228,185,292    $ 109,902,029    $  43,003,536    $ 380,472,749
                                      --------------    -------------    -------------    -------------
                                      --------------    -------------    -------------    -------------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     103,016,022; 90,192,834;
     43,003,536; 216,881,681;
     62,594,684; 74,694,176;
     82,603,475; 121,287,078;
     77,531,649; 4,978,600;
     3,249,967; 2,415,027;
     1,677,641 and 39,904,627
     shares, respectively..........   $    1,030,160    $     901,928    $     430,035    $   2,168,817
    Additional paid-in capital.....      170,168,510      107,716,432       42,573,501      320,815,256
    Undistributed net investment
     income (loss).................          849,894        3,247,716               --        5,219,574
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................       10,074,293          378,429               --       21,116,599
    Unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign
     currencies....................       46,062,435       (2,342,476)              --       31,152,503
                                      --------------    -------------    -------------    -------------
      Total--representing net
       assets applicable to
       outstanding capital stock...   $  228,185,292    $ 109,902,029    $  43,003,536    $ 380,472,749
                                      --------------    -------------    -------------    -------------
                                      --------------    -------------    -------------    -------------

Net asset value per share of
   outstanding capital stock.......   $        2.215    $       1.219    $       1.000    $       1.754
                                      --------------    -------------    -------------    -------------
                                      --------------    -------------    -------------    -------------

See accompanying notes to financial statements.

                                         MORTGAGE                            CAPITAL        INTERNATIONAL        SMALL
                                        SECURITIES        INDEX 500       APPRECIATION          STOCK           COMPANY
                                         PORTFOLIO        PORTFOLIO         PORTFOLIO         PORTFOLIO        PORTFOLIO
                                       -------------     ------------     -------------     -------------     ------------
              ASSETS
Investments in securities, at
 market value--see accompanying
 schedules for detailed listing
 (identified cost: $184,042,650;
 $109,965,745; $42,884,492;
 $343,308,435; $70,393,897;
 $120,363,428; $144,830,949;
 $151,692,730; $111,716,169;
 $5,102,749; $3,282,899;
 $2,472,371; $1,760,151 and
 $51,951,165, respectively)........    $  70,156,881     $163,465,583     $191,725,591      $174,468,044      $131,311,617
Cash in bank on demand deposit.....               --            7,602           19,330            25,600            20,182
Receivable for Fund shares sold....           30,283          352,828          185,069           157,742           208,735
Receivable for investment
 securities sold...................           13,821          480,688        1,009,781                --           659,244
Dividends and accrued interest
 receivable........................          586,011          242,055           94,614           821,510            57,313
Receivable for refundable foreign
 income taxes withheld.............               --               --               --           205,229                --
                                       -------------     ------------     -------------     -------------     ------------
      Total assets.................       70,786,996      164,548,756      193,034,385       175,678,125       132,257,091
                                       -------------     ------------     -------------     -------------     ------------
            LIABILITIES
Payable to Minnesota Mutual........           35,442           55,837          142,234           105,494            85,457
Bank overdraft.....................          213,142               --               --                --                --
Dividends payable to
 shareholders......................               --               --               --                --                --
Payable for Fund shares
 repurchased.......................           35,014           42,146           75,092            47,474            36,073
Payable for investment securities
 purchased.........................           50,700        2,170,072               --             2,336         1,152,601
                                       -------------     ------------     -------------     -------------     ------------
      Total liabilities............          334,298        2,268,055          217,326           155,304         1,274,131
                                       -------------     ------------     -------------     -------------     ------------
Net assets applicable to
 outstanding capital stock.........    $  70,452,698     $162,280,701     $192,817,059      $175,522,821      $130,982,960
                                       -------------     ------------     -------------     -------------     ------------
                                       -------------     ------------     -------------     -------------     ------------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     103,016,022; 90,192,834;
     43,003,536; 216,881,681;
     62,594,684; 74,694,176;
     82,603,475; 121,287,078;
     77,531,649; 4,978,600;
     3,249,967; 2,415,027;
     1,677,641 and 39,904,627
     shares, respectively..........    $     625,947     $    746,942     $    826,035      $  1,212,871      $    775,316
    Additional paid-in capital.....       70,702,215      115,184,877      138,309,239       149,781,184       101,402,311
    Undistributed net investment
     income (loss).................        2,403,791        1,284,213          (74,419)        2,404,361           106,773
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................       (3,042,239)       1,962,514        6,861,562          (636,935)        9,103,112
    Unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign
     currencies....................         (237,016)      43,102,155       46,894,642        22,761,340        19,595,448
                                       -------------     ------------     -------------     -------------     ------------
      Total--representing net
       assets applicable to
       outstanding capital stock...    $  70,452,698     $162,280,701     $192,817,059      $175,522,821      $130,982,960
                                       -------------     ------------     -------------     -------------     ------------
                                       -------------     ------------     -------------     -------------     ------------

Net asset value per share of
 outstanding capital stock.........    $       1.126     $      2.173     $      2.334      $      1.447      $      1.689
                                       -------------     ------------     -------------     -------------     ------------
                                       -------------     ------------     -------------     -------------     ------------

                                        MATURING         MATURING         MATURING         MATURING
                                       GOVERNMENT       GOVERNMENT       GOVERNMENT       GOVERNMENT          VALUE
                                        BOND 1998       BOND 2002        BOND 2006        BOND 2010           STOCK
                                        PORTFOLIO       PORTFOLIO        PORTFOLIO        PORTFOLIO         PORTFOLIO
                                       -----------     ------------     ------------     ------------     -------------
              ASSETS
Investments in securities, at
 market value--see accompanying
 schedules for detailed listing
 (identified cost: $184,042,650;
 $109,965,745; $42,884,492;
 $343,308,435; $70,393,897;
 $120,363,428; $144,830,949;
 $151,692,730; $111,716,169;
 $5,102,749; $3,282,899;
 $2,472,371; $1,760,151 and
 $51,951,165, respectively)........    $5,133,185      $ 3,352,777      $ 2,558,649      $ 1,773,116      $ 56,858,255
Cash in bank on demand deposit.....            66           20,793            8,548            1,589             2,970
Receivable for Fund shares sold....        44,832           44,994           47,753           44,707           322,618
Receivable for investment
 securities sold...................            --               --               --               --         1,477,842
Dividends and accrued interest
 receivable........................           566              545              300              235            92,907
Receivable for refundable foreign
 income taxes withheld.............            --               --               --               --                --
                                       -----------     ------------     ------------     ------------     -------------
      Total assets.................     5,178,649        3,419,109        2,615,250        1,819,647        58,754,592
                                       -----------     ------------     ------------     ------------     -------------
            LIABILITIES
Payable to Minnesota Mutual........           835              539              811              548            38,317
Bank overdraft.....................            --               --               --               --                --
Dividends payable to
 shareholders......................            --               --               --               --                --
Payable for Fund shares
 repurchased.......................           197              159              121               79            14,935
Payable for investment securities
 purchased.........................            --               --               --               --                --
                                       -----------     ------------     ------------     ------------     -------------
      Total liabilities............         1,032              698              932              627            53,252
                                       -----------     ------------     ------------     ------------     -------------
Net assets applicable to
 outstanding capital stock.........    $5,177,617      $ 3,418,411      $ 2,614,318      $ 1,819,020      $ 58,701,340
                                       -----------     ------------     ------------     ------------     -------------
                                       -----------     ------------     ------------     ------------     -------------
Represented by:
    Capital stock--authorized
     10,000,000,000 shares of $.01
     par value; outstanding;
     103,016,022; 90,192,834;
     43,003,536; 216,881,681;
     62,594,684; 74,694,176;
     82,603,475; 121,287,078;
     77,531,649; 4,978,600;
     3,249,967; 2,415,027;
     1,677,641 and 39,904,627
     shares, respectively..........    $   49,786      $    32,500      $    24,150      $    16,776      $    399,046
    Additional paid-in capital.....     4,940,727        3,219,015        2,433,097        1,732,727        49,746,663
    Undistributed net investment
     income (loss).................       154,963           99,989           79,239           48,086           248,330
    Accumulated net realized gains
     (losses) from investments and
     foreign currency
     transactions..................         1,705           (2,971)          (8,446)           8,466         3,400,211
    Unrealized appreciation
     (depreciation) of investments
     and translation of assets and
     liabilities in foreign
     currencies....................        30,436           69,878           86,278           12,965         4,907,090
                                       -----------     ------------     ------------     ------------     -------------
      Total--representing net
       assets applicable to
       outstanding capital stock...    $5,177,617      $ 3,418,411      $ 2,614,318      $ 1,819,020      $ 58,701,340
                                       -----------     ------------     ------------     ------------     -------------
                                       -----------     ------------     ------------     ------------     -------------
Net asset value per share of
 outstanding capital stock.........    $    1.040      $     1.052      $     1.083      $     1.084      $      1.471
                                       -----------     ------------     ------------     ------------     -------------
                                       -----------     ------------     ------------     ------------     -------------

MIMLIC SERIES FUND, INC.

STATEMENTS OF OPERATIONS

PERIOD FROM JANUARY 1, 1996 TO JUNE 30, 1996

(UNAUDITED)

                                                                    MONEY          ASSET
                                        GROWTH         BOND         MARKET       ALLOCATION
                                      PORTFOLIO      PORTFOLIO    PORTFOLIO      PORTFOLIO
                                     ------------   -----------   ----------    ------------
Investment income:
    Interest.......................  $    159,918   $ 3,538,763   $1,074,696    $  5,152,991
    Dividends (net of foreign
     withholding taxes of $457,195
     for International
     Stock Portfolio)..............     1,274,709            --           --       1,049,409
                                     ------------   -----------   ----------    ------------
        Total investment income....     1,434,627     3,538,763    1,074,696       6,202,400
                                     ------------   -----------   ----------    ------------
Expenses (note 5):
    Investment advisory fee........       537,062       264,420      101,304         907,865
    Custodian fees.................         9,222         2,039        3,095          16,673
    Administrative service fee.....        10,800        10,800       10,800          10,800
    Auditing and accounting
     services......................         7,875         3,525        2,375          14,625
    Legal fees.....................           500           500          500             500
    Registration fees..............             9             9            9               9
    Printing and shareholder
     reports.......................        15,944         7,827        2,830          27,169
    Directors' fees................         1,682           851          366           2,890
    Insurance......................         1,639         1,076          515           2,294
                                     ------------   -----------   ----------    ------------
        Total expenses.............       584,733       291,047      121,794         982,825
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................            --            --           --              --
                                     ------------   -----------   ----------    ------------
        Total net expenses.........       584,733       291,047      121,794         982,825
                                     ------------   -----------   ----------    ------------
        Investment income
         (loss)--net...............       849,894     3,247,716      952,902       5,219,575
                                     ------------   -----------   ----------    ------------
Realized and unrealized gains
   (losses) on investments and
   foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......    10,217,228       437,303           --      21,222,980
        Foreign currency
         transactions..............            --            --           --              --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................    10,808,875    (5,915,614)          --      (5,740,973)
        Translation of assets and
         liabilities in foreign
         currencies................            --            --           --              --
                                     ------------   -----------   ----------    ------------
        Net gains (losses) on
         investments...............    21,026,103    (5,478,311)          --      15,482,007
                                     ------------   -----------   ----------    ------------
Net increase (decrease) in net
   assets resulting from
   operations......................  $ 21,875,997   $(2,230,595)  $  952,902    $ 20,701,582
                                     ------------   -----------   ----------    ------------
                                     ------------   -----------   ----------    ------------

See accompanying notes to financial statements.

                                                                                                                MATURING
                                      MORTGAGE                      CAPITAL      INTERNATIONAL      SMALL      GOVERNMENT
                                     SECURITIES     INDEX 500     APPRECIATION       STOCK         COMPANY     BOND 1998
                                      PORTFOLIO     PORTFOLIO      PORTFOLIO       PORTFOLIO      PORTFOLIO    PORTFOLIO
                                     -----------   ------------   ------------   -------------   -----------   ----------
Investment income:
    Interest.......................  $ 2,605,817   $     26,133   $   184,591     $  570,593     $   450,817    $160,019
    Dividends (net of foreign
     withholding taxes of $457,195
     for International
     Stock Portfolio)..............           --      1,573,422       476,225      2,853,533         119,065          --
                                     -----------   ------------   ------------   -------------   -----------   ----------
        Total investment income....    2,605,817      1,599,555       660,816      3,424,126         569,882     160,019
                                     -----------   ------------   ------------   -------------   -----------   ----------
Expenses (note 5):
    Investment advisory fee........      175,933        281,774       668,108        776,132         430,223       1,300
    Custodian fees.................        3,529          6,622         5,089        125,891          10,384       1,746
    Administrative service fee.....       10,800         10,800        10,800         10,800          10,800      10,800
    Auditing and accounting
     services......................        4,125          4,525         6,125         92,673           2,375       1,875
    Legal fees.....................          500            500           500            500             500         500
    Registration fees..............            9              9            71             13               9           9
    Printing and shareholder
     reports.......................        5,617          9,029        41,737         11,207           7,057         496
    Directors' fees................          595            977         1,420          1,227             820          64
    Insurance......................          918          1,103         1,385          1,321             941         233
                                     -----------   ------------   ------------   -------------   -----------   ----------
        Total expenses.............      202,026        315,339       735,235      1,019,764         463,109      17,023
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................           --             --            --             --              --     (11,967)
                                     -----------   ------------   ------------   -------------   -----------   ----------
        Total net expenses.........      202,026        315,339       735,235      1,019,764         463,109       5,056
                                     -----------   ------------   ------------   -------------   -----------   ----------
        Investment income
         (loss)--net...............    2,403,791      1,284,216       (74,419)     2,404,362         106,773     154,963
                                     -----------   ------------   ------------   -------------   -----------   ----------
Realized and unrealized gains
 (losses) on investments and
 foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......      248,260      2,135,056     6,875,499      1,378,283       9,104,860       1,705
        Foreign currency
         transactions..............           --             --            --        (52,205)             --          --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................   (2,790,069)     9,565,315    11,740,411      9,072,793        (787,798)   (143,110)
        Translation of assets and
         liabilities in foreign
         currencies................           --             --            --         (8,650)             --          --
                                     -----------   ------------   ------------   -------------   -----------   ----------
        Net gains (losses) on
         investments...............   (2,541,809)    11,700,371    18,615,910     10,390,221       8,317,062    (141,405)
                                     -----------   ------------   ------------   -------------   -----------   ----------
Net increase (decrease) in net
 assets resulting from
 operations........................  $  (138,018)  $ 12,984,587   $18,541,491     $12,794,583    $ 8,423,835    $ 13,558
                                     -----------   ------------   ------------   -------------   -----------   ----------
                                     -----------   ------------   ------------   -------------   -----------   ----------

                                      MATURING     MATURING     MATURING
                                     GOVERNMENT   GOVERNMENT   GOVERNMENT     VALUE
                                     BOND 2002    BOND 2006    BOND 2010      STOCK
                                     PORTFOLIO    PORTFOLIO    PORTFOLIO    PORTFOLIO
                                     ----------   ----------   ----------   ----------
Investment income:
    Interest.......................   $103,078     $ 84,212     $ 51,145    $   79,800
    Dividends (net of foreign
     withholding taxes of $457,195
     for International
     Stock Portfolio)..............         --           --           --       355,771
                                     ----------   ----------   ----------   ----------
        Total investment income....    103,078       84,212       51,145       435,571
                                     ----------   ----------   ----------   ----------
Expenses (note 5):
    Investment advisory fee........        806        3,140        1,939       168,262
    Custodian fees.................      2,337        2,051        2,596         3,099
    Administrative service fee.....     10,800       10,800       10,800        10,800
    Auditing and accounting
     services......................      1,875        1,875        2,375         1,875
    Legal fees.....................        500          500          500           500
    Registration fees..............          9            9            9             9
    Printing and shareholder
     reports.......................        260          206          118         2,030
    Directors' fees................         29           23           15           259
    Insurance......................        229          183          179           407
                                     ----------   ----------   ----------   ----------
        Total expenses.............     16,845       18,787       18,531       187,241
    Less fees and expenses waived
     or absorbed by Minnesota
     Mutual........................    (13,756)     (13,814)     (15,472)           --
                                     ----------   ----------   ----------   ----------
        Total net expenses.........      3,089        4,973        3,059       187,241
                                     ----------   ----------   ----------   ----------
        Investment income
         (loss)--net...............     99,989       79,239       48,086       248,330
                                     ----------   ----------   ----------   ----------
Realized and unrealized gains
 (losses) on investments and
 foreign currencies:
    Net realized gains (losses)
     from:
        Investments (note 3).......         --       (8,446)      23,831     3,420,946
        Foreign currency
         transactions..............         --           --           --            --
    Net change in unrealized
     appreciation or depreciation
     on:
        Investments................   (208,153)    (270,167)    (236,403)    1,729,289
        Translation of assets and
         liabilities in foreign
         currencies................         --           --           --            --
                                     ----------   ----------   ----------   ----------
        Net gains (losses) on
         investments...............   (208,153)    (278,613)    (212,572)    5,150,235
                                     ----------   ----------   ----------   ----------
Net increase (decrease) in net
 assets resulting from
 operations........................   $(108,164)   $(199,374)   $(164,486)  $5,398,565
                                     ----------   ----------   ----------   ----------
                                     ----------   ----------   ----------   ----------

MIMLIC SERIES FUND, INC.

PERIOD FROM JANUARY 1, 1996 TO JUNE 30, 1996 AND YEAR ENDED DECEMBER 31, 1995

(UNAUDITED)

                                       MATURING                MATURING                MATURING                MATURING
                                   GOVERNMENT BOND         GOVERNMENT BOND         GOVERNMENT BOND         GOVERNMENT BOND
                                    1998 PORTFOLIO          2002 PORTFOLIO          2006 PORTFOLIO          2010 PORTFOLIO
                                ----------------------  ----------------------  ----------------------  ----------------------
                                   1996        1995        1996        1995        1996        1995        1996        1995
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Operations:
  Investment income--net......  $  154,963  $  271,760  $   99,989  $  187,782  $   79,239  $  143,024  $   48,086  $   76,072
  Net realized gains (losses)
   on investments.............       1,705       1,067          --       8,323      (8,446)      2,190      23,831      (2,181)
  Net change in unrealized
   appreciation or
   depreciation of
   investments................    (143,110)    359,251    (208,153)    446,613    (270,167)    504,542    (236,403)    334,118
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Net increase (decrease) in
     net assets resulting from
     operations...............      13,558     632,078    (108,164)    642,718    (199,374)    649,756    (164,486)    408,009
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Distributions to shareholders
   from:
  Investment income--net......      (3,760)   (269,178)         --    (189,044)     (1,524)   (142,792)     (1,072)    (75,785)
  Tax return of capital.......          --          --          --      (6,040)         --          --          --          --
  Net realized gains..........          --      (1,067)         --          --      (2,190)         --          --          --
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Total distributions.......      (3,760)   (270,245)         --    (195,084)     (3,714)   (142,792)     (1,072)    (75,785)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Capital share transactions
   (note 5):
  Proceeds from sales.........     636,351   2,803,879     601,180     862,286     351,126     539,818     885,347   1,121,319
  Shares issued as a result of
   reinvested distributions...       3,760     270,245          --     195,085       3,714     142,792       1,072      75,785
  Payments for redemption of
   shares.....................    (529,145) (1,780,820)   (124,031) (1,030,858)   (106,986)   (479,630)   (285,447) (1,216,768)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in net
   assets from capital shares
   transactions...............     110,966   1,293,304     477,149      26,513     247,854     202,980     600,972     (19,664)
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
    Total increase in net
     assets...................     120,764   1,655,137     368,985     474,147      44,766     709,944     435,414     312,560
Net assets at beginning of
   period.....................   5,056,853   3,401,716   3,049,426   2,575,279   2,569,552   1,859,608   1,383,606   1,071,046
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
Net assets at end of period
   (including undistributed
   net investment income of
   $154,963 and $3,760 for
   Maturing Government Bond
   1998, $99,989 and $0 for
   Maturing Government Bond
   2002, $79,239 and $1,524
   for Maturing Government
   Bond 2006 $48,086 and
   $1,072 for Maturing
   Government Bond 2010 and
   $248,330 and $3,814 for
   Value Stock,
   respectively...............  $5,177,617  $5,056,853  $3,418,411  $3,049,426  $2,614,318  $2,569,552  $1,819,020  $1,383,606
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------
                                ----------  ----------  ----------  ----------  ----------  ----------  ----------  ----------

                                      VALUE STOCK
                                       PORTFOLIO
                                ------------------------
                                   1996         1995
                                -----------  -----------
Operations:
  Investment income--net......  $   248,330  $   235,814
  Net realized gains (losses)
   on investments.............    3,420,946    1,761,136
  Net change in unrealized
   appreciation or
   depreciation of
   investments................    1,729,289    3,206,550
                                -----------  -----------
    Net increase (decrease) in
     net assets resulting from
     operations...............    5,398,565    5,203,500
                                -----------  -----------
Distributions to shareholders
   from:
  Investment income--net......       (3,814)    (233,111)
  Tax return of capital.......           --           --
  Net realized gains..........     (533,610)  (1,350,762)
                                -----------  -----------
    Total distributions.......     (537,424)  (1,583,873)
                                -----------  -----------
Capital share transactions
   (note 5):
  Proceeds from sales.........   25,878,911   20,708,752
  Shares issued as a result of
   reinvested distributions...      537,424    1,583,873
  Payments for redemption of
   shares.....................   (4,401,170)  (2,858,057)
                                -----------  -----------
Increase (decrease) in net
   assets from capital shares
   transactions...............   22,015,165   19,434,568
                                -----------  -----------
    Total increase in net
     assets...................   26,876,306   23,054,195
Net assets at beginning of
   period.....................   31,825,034    8,770,839
                                -----------  -----------
Net assets at end of period
   (including undistributed
   net investment income of
   $154,963 and $3,760 for
   Maturing Government Bond
   1998, $99,989 and $0 for
   Maturing Government Bond
   2002, $79,239 and $1,524
   for Maturing Government
   Bond 2006 $48,086 and
   $1,072 for Maturing
   Government Bond 2010 and
   $248,330 and $3,814 for
   Value Stock,
   respectively...............  $58,701,340  $31,825,034
                                -----------  -----------
                                -----------  -----------

See accompanying notes to financial statements.

MIMLIC SERIES FUND, INC.

NOTES TO FINANCIAL STATEMENTS

JUNE 30, 1996
(UNAUDITED)

(1) ORGANIZATION
    MIMLIC Series Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company with a series of fourteen portfolios (Growth, Bond, Money Market, Asset Allocation, Mortgage Securities, Index 500, Capital Appreciation, International Stock, Small Company, Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006, Maturing Government Bond 2010 and Value Stock). The Fund accounts for the assets, liabilities and operations of each portfolio separately. Shares of the Fund will not be offered directly to the public, but sold only to The Minnesota Mutual Life Insurance Company's (Minnesota Mutual) separate accounts in connection with Minnesota Mutual variable contracts and policies.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
    The significant accounting policies followed by the Fund are as follows:

  USE OF ESTIMATES

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liablities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

  INVESTMENTS IN SECURITIES

    Investments in securities traded on a U.S. or foreign securities exchange are valued at the last sales price on that exchange prior to the time when assets are valued; securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued on the basis of the last current bid price. When market quotations are not readily available, securities are valued at fair value as determined in good faith by the Board of Directors. Such fair values are determined using pricing services or prices quoted by independent brokers. Short-term securities, with the exception of Money Market and International Stock, are valued at market. For International Stock, short-term securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost which approximates market value. Pursuant to Rule 2a-7 of the Investment Company Act of 1940 (as amended), all securities in Money Market are valued at amortized cost, which approximates market value, in order to maintain a constant net asset value of $1 per share.

    Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses are calculated on the identified-cost basis. Dividend income is recognized on the ex-dividend date and interest income, including amortization of bond premium and discount computed on a level yield basis, is accrued daily.

  FOREIGN CURRENCY TRANSLATIONS AND FORWARD FOREIGN CURRENCY CONTRACTS

    Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities, income and expenses are translated at the exchange rate on the transaction date. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with net realized and unrealized gains or losses from investments.

    Net realized foreign exchange gains or losses arise from sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between trade and settlement dates on security transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, other than investments in securities, resulting from changes in the exchange rate.

    International Stock also may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuations. The net U.S. dollar value of foreign currency underlying all contractual commitments held by International Stock and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. International Stock is subject to the credit risk that the other party will not complete the obligations of the contract. At June 30, 1996, there were no outstanding contracts.

  FEDERAL TAXES

    The Fund's policy is to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no income tax provision is required. Each portfolio within the Fund is treated as a separate entity for federal income tax purposes. The Fund's policy is to make the required minimum distributions prior to December 31, in order to avoid Federal excise tax.

    For federal income tax purposes, the following Portfolios had capital loss carryovers at June 30, 1996, which, if not offset by subsequent capital gains, will expire December 31, 2004 through 2005. It is unlikely the board of directors will authorize a distribution of any net realized capital gains until the available capital loss carryovers have been offset or expired:

Mortgage Securities.................................................  $3,478,000
Maturing Government Bond 2002.......................................       3,000

    Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of temporary book-to-tax differences. The character of distributions made during the year from net investment or realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income (loss) or realized gains (losses) were recorded by the Fund.

  DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income for Money Market are declared and reinvested daily in additional shares of capital stock. For portfolios other Money Market, distributions from net investment income and realized gains, if any, will generally be declared and reinvested in additional shares on an annual basis.

(3) INVESTMENT SECURITY TRANSACTIONS
    For the period ended June 30, 1996, the cost of purchases and proceeds from sales of investment securities aggregated $110,457,314 and $97,019,000 respectively, for Money Market. For the other portfolios, the cost of purchases and proceeds from sales of investment securities, other than temporary investments in short-term securities, for the period ended June 30, 1996 were as follows:

                                                      PURCHASES        SALES
                                                     ------------  -------------
Growth.............................................  $ 54,846,587  $  55,755,304
Bond...............................................    90,494,772     78,235,394
Asset Allocation...................................   225,978,251    220,576,130
Mortgage Securities................................    26,960,340     23,483,940
Index 500..........................................    40,820,842     13,590,614
Capital Appreciation...............................    61,669,036     57,645,660
International Stock................................    26,479,168      4,216,777
Small Company......................................    55,270,405     42,060,707
Maturing Government Bond 1998......................       266,519         69,520
Maturing Government Bond 2002......................       435,971             --
Maturing Government Bond 2006......................       435,666        147,984
Maturing Government Bond 2010......................       739,186        143,229
Value Stock........................................    41,981,108     20,905,648

(4) EXPENSES AND RELATED PARTY TRANSACTIONS
    The Fund has entered into an investment advisory agreement with MIMLIC Asset Management Company (MIMLIC Management). Each portfolio of the Fund pays MIMLIC Management an annual fee, based on average daily net assets, in the following amounts:

PORTFOLIO                                            ANNUAL FEE
----------------------------------------  ---------------------------------
Growth..................................      %.50
Bond....................................      %.50
Money Market............................      %.50
Asset Allocation........................      %.50
Mortgage Securities.....................      %.50
Index 500...............................      %.40
Capital Appreciation....................      %.75
International Stock.....................     1.00% on the first $10 million
                                                   in net assets
                                              %.90 on the next $15 million
                                              %.80 on the next $25 million
                                              %.75 on the next $50 million
                                              %.65 thereafter
Small Company...........................      %.75
Maturing Government Bond 1998...........      %.05 until April 30, 1998 and
                                                   .25% thereafter
Maturing Government Bond 2002...........      %.05 until April 30, 1998 and
                                                   .25% thereafter
Maturing Government Bond 2006...........      %.25
Maturing Government Bond 2010...........      %.25
Value Stock.............................      %.75

    Under this agreement, MIMLIC Management manages the Fund's assets and furnishes related office facilities, equipment, research, and personnel.

    For Capital Appreciation, MIMLIC Management has a sub-advisory agreement with Winslow Capital Management, Inc. (Winslow). On April 23, 1996, the shareholders of Capital Appreciation approved a new sub-advisory agreement between MIMLIC Management and Winslow. Under the new sub-advisory agreement, effective May 1, 1996, MIMLIC Management pays Winslow a fee equal to .375 percent of net assets of Capital Appreciation. Prior to May 1, 1996, MIMLIC Management paid Winslow a fee equal to .50 percent on the first $75 million in net assets and .45 percent of all net assets in excess of $75 million. For International Stock, MIMLIC Management has a sub-advisory agreement with Templeton Investment Counsel, Inc. From its advisory fee, MIMLIC Management pays Templeton Investment Counsel, Inc. a fee equal to .75 percent on the first $10 million in net assets, .65 percent on the next $15 million, .55 percent on the next $25 million, .50 percent on the next $50 million and .40 percent on the next $100 million and thereafter.

    The Fund bears certain other operating expenses including outside directors' fees, federal registration fees, printing and shareholder reports, legal, auditing, custodian fees, organizational costs and other miscellaneous expenses. Each portfolio will pay all expenses directly related to its individual operations. Operating expenses not attributable to a specific portfolio will be allocated based upon the proportionate net asset size of each portfolio. Minnesota Mutual directly incurs and pays these operating expenses relating to the Fund and the Fund in turn reimburses Minnesota Mutual. Minnesota Mutual has voluntarily agreed to absorb all fees and expenses for each portfolio that exceed various percentages of average daily net assets. During the period ended June 30, 1996, Minnesota Mutual voluntarily agreed to absorb $11,967, $13,756, $13,814, and $15,472 in expenses that were otherwise payable by Maturing Government Bond 1998, Maturing Government Bond 2002, Maturing Government Bond 2006 and Maturing Government 2010, respectively.

    Each portfolio pays an administrative services fee to Minnesota Mutual for accounting, legal and other administrative services which Minnesota Mutual provides. Prior to May 1, 1996, the administrative services fee for each portfolio was $1,500 per month. Effective May 1, 1996, the administrative service fee for each portfolio is $2,400 per month.

(5) CAPITAL SHARE TRANSACTIONS
    Transactions in shares of portfolios for the period ended June 30, 1996 and the year ended December 31, 1995 were as follows:

                                                                         GROWTH                           BOND
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................    10,053,518      15,942,741      16,090,016      19,917,487
Issued for reinvested distributions.........................     9,579,976       4,188,367       5,583,992       2,571,473
Redeemed....................................................    (7,889,460)    (13,194,015)     (7,325,589)    (11,200,741)
                                                              ------------    ------------    ------------    ------------
                                                                11,744,034       6,937,093      14,348,419      11,288,219
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                      MONEY MARKET                  ASSET ALLOCATION
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................    36,662,606      36,994,812      24,972,856      37,854,023
Issued for reinvested distributions.........................       950,037       1,335,757      19,792,634       7,646,551
Redeemed....................................................   (24,775,487)    (31,221,058)    (18,967,386)    (33,295,460)
                                                              ------------    ------------    ------------    ------------
                                                                12,837,156       7,059,511      25,798,104      12,205,114
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                  MORTGAGE SECURITIES                  INDEX 500
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................     8,737,402      11,363,781      18,338,337      20,529,294
Issued for reinvested distributions.........................     4,096,652       3,873,396       1,471,728       1,340,030
Redeemed....................................................    (8,016,930)    (11,794,395)     (6,396,739)     (8,948,748)
                                                              ------------    ------------    ------------    ------------
                                                                 4,817,124       3,442,782      13,413,326      12,920,576
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                  CAPITAL APPRECIATION            INTERNATIONAL STOCK
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................    12,602,121      21,549,468      25,511,807      34,352,552
Issued for reinvested distributions.........................     2,186,263       1,816,119       6,279,337              --
Redeemed....................................................    (7,873,074)    (11,636,441)    (10,315,147)    (21,587,691)
                                                              ------------    ------------    ------------    ------------
                                                                 6,915,310      11,729,146      21,475,993      12,764,861
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                                                MATURING GOVERNMENT BOND
                                                                     SMALL COMPANY                        1998
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................    20,093,440      27,268,886         613,586       2,804,374
Issue for reinvested distributions..........................     1,522,019         681,476           3,671         261,002
Redeemed....................................................    (5,798,887)     (7,902,817)       (511,365)     (1,791,322)
                                                              ------------    ------------    ------------    ------------
                                                                15,816,572      20,047,545         105,892       1,274,054
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                MATURING GOVERNMENT BOND        MATURING GOVERNMENT BOND
                                                                          2002                            2006
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................       569,956         819,908         319,725         493,557
Issue for reinvested distributions..........................            --         179,675           3,497         122,592
Redeemed....................................................      (116,052)       (966,191)        (97,437)       (441,900)
                                                              ------------    ------------    ------------    ------------
                                                                   453,904          33,392         225,785         174,249
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

                                                                MATURING GOVERNMENT BOND
                                                                          2010                        VALUE STOCK
                                                              ----------------------------    ----------------------------
                                                                  1996            1995            1996            1995
                                                              ------------    ------------    ------------    ------------
Sold........................................................       800,509       1,062,561      18,379,132      16,963,575
Issue for reinvested distributions..........................         1,015          63,051         385,410       1,227,850
Redeemed....................................................      (263,745)     (1,163,056)     (3,123,487)     (2,330,611)
                                                              ------------    ------------    ------------    ------------
                                                                   537,779         (37,444)     15,641,055      15,860,814
                                                              ------------    ------------    ------------    ------------
                                                              ------------    ------------    ------------    ------------

(6) ILLIQUID SECURITIES
    Each portfolio of the Fund currently limits investments in illiquid securities to 15% of net assets at the time of purchase, except for Money Market which limits the investment in illiquid securities to 10% of net assets. At June 30, 1996, investments in securities of Growth, Bond, Asset Allocation, Mortgage Securities, International Stock and Small Company include issues that are illiquid. The aggregate values of illiquid securities held by Growth, Bond, Asset Allocation, Mortgage Securities, International Stock and Small Company at June 30, 1996 were $997,310, $7,306,894, $3,718,350, $4,045,000, $8,532,806 and
$4,000,411, respectively, which represent .4%, 6.7%, 1.0%, 5.7%, 4.9% and 3.1%
of net assets, respectively. Securities are valued by procedures described in note 2. Pursuant to guidelines adopted by the Fund's board of directors, certain unregistered securities are determined to be liquid and are not included within the percent limitations specified above.

(7) FINANCIAL HIGHLIGHTS
    The following tables for each Portfolio show certain per share data for a share of capital stock outstanding during the periods and selected information for each period:

GROWTH PORTFOLIO

                                                     PERIOD FROM
                                                     JANUARY 1,                         YEAR ENDED DECEMBER 31,
                                                       1996 TO          --------------------------------------------------------
                                                    JUNE 30, 1996         1995        1994        1993        1992        1991
                                                  -----------------     --------    --------    --------    --------    --------
Net asset value, beginning of period............            $2.210        $1.866      $1.912      $1.889      $1.864      $1.391
                                                          -------       --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income.......................             .008           .021        .019        .020        .026        .031
    Net gains or losses on securities (both
      realized and unrealized)..................             .211           .416       (.005)       .063        .060        .442
                                                          -------       --------    --------    --------    --------    --------
        Total from investment operations........             .219           .437        .014        .083        .086        .473
                                                          -------       --------    --------    --------    --------    --------
Less distributions:
    Dividends from net investment income........            (.021)         (.020)      (.020)      (.027)      (.031)         --
    Distributions from capital gains............            (.193)         (.073)      (.040)      (.033)      (.030)         --
                                                          -------       --------    --------    --------    --------    --------
        Total distributions.....................            (.214)         (.093)      (.060)      (.060)      (.061)         --
                                                          -------       --------    --------    --------    --------    --------
Net asset value, end of period..................           $2.215         $2.210      $1.866      $1.912      $1.889      $1.864
                                                          -------       --------    --------    --------    --------    --------
                                                          -------       --------    --------    --------    --------    --------
Total return (a)................................             10.7%(b)       24.3%         .8%        4.7%        4.8%       34.1%
Net assets, end of period (in thousands)........   $      228,185       $201,678    $157,369    $125,745    $ 99,128    $ 75,518
Ratio of expenses to average daily net assets...              .55%(c)        .55%        .56%        .58%        .58%        .63%
Ratio of net investment income to average daily
  net assets....................................              .80%(c)       1.04%       1.22%       1.21%       1.72%       2.11%
Portfolio turnover rate (excluding short-term
  securities)...................................             26.3%          91.9%       42.0%       51.0%       22.4%       15.7%
Average commission rate on common stock
  transactions..................................           $.0842            N/A         N/A         N/A         N/A         N/A

--------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c)  Adjusted to an annual basis.

BOND PORTFOLIO

                                                       PERIOD FROM
                                                       JANUARY 1,                         YEAR ENDED DECEMBER 31,
                                                         1996 TO          --------------------------------------------------------
                                                      JUNE 30, 1996         1995        1994        1993        1992        1991
                                                    -----------------     --------    --------    --------    --------    --------
Net asset value, beginning of period..............            $1.332        $1.157      $1.300      $1.258      $1.264      $1.075
                                                            -------       --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income.........................             .032           .074        .042        .051        .053        .078
    Net gains or losses on securities (both
      realized and unrealized)....................            (.062)          .147       (.100)       .074        .024        .111
                                                            -------       --------    --------    --------    --------    --------
        Total from investment operations..........            (.030)          .221       (.058)       .125        .077        .189
                                                            -------       --------    --------    --------    --------    --------
Less distributions:
    Dividends from net investment income..........            (.070)         (.046)      (.052)      (.058)      (.069)         --
    Distributions from capital gains..............            (.013)            --       (.033)      (.025)      (.014)         --
                                                            -------       --------    --------    --------    --------    --------
        Total distributions.......................            (.083)         (.046)      (.085)      (.083)      (.083)         --
                                                            -------       --------    --------    --------    --------    --------
Net asset value, end of period....................           $1.219         $1.332      $1.157      $1.300      $1.258      $1.264
                                                            -------       --------    --------    --------    --------    --------
                                                            -------       --------    --------    --------    --------    --------
Total return (a)..................................             (2.2)%(b)      19.8%       (4.6)%      10.3%        6.7%       17.6%
Net assets, end of period (in thousands)..........   $      110,026       $101,045    $ 74,679    $ 43,927    $ 24,914    $ 13,088
Ratio of expenses to average daily net assets
  (c).............................................              .56%(d)        .58%        .61%        .64%        .65%        .65%
Ratio of net investment income to average daily
  net assets (c)..................................             6.24%(d)       6.57%       6.12%       5.57%       6.56%       7.79%
Portfolio turnover rate (excluding short-term
  securities).....................................             79.5%         205.4%      166.2%      166.8%      140.2%       93.8%

------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c) Minnesota Mutual voluntarily absorbed $12,179 and $13,182 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .72% and .78%, respectively, and the ratio of net investment income to average daily net assets would have been 6.49% and 7.66%, respectively.
(d)  Adjusted to an annual basis.

MONEY MARKET PORTFOLIO

                                                        PERIOD FROM
                                                        JANUARY 1,                         YEAR ENDED DECEMBER 31,
                                                          1996 TO          --------------------------------------------------------
                                                       JUNE 30, 1996         1995        1994        1993        1992        1991
                                                     -----------------     --------    --------    --------    --------    --------
Net asset value, beginning of period...............           $1.000         $1.000      $1.000      $1.000      $1.000      $1.000
                                                              ------       --------    --------    --------    --------    --------
Income from investment operations:
    Net investment income..........................             .024           .053        .036        .027        .032        .053
                                                              ------       --------    --------    --------    --------    --------
        Total from investment operations...........             .024           .053        .036        .027        .032        .053
                                                              ------       --------    --------    --------    --------    --------
Less distributions:
    Dividends from net investment income...........            (.024)         (.053)      (.036)      (.027)      (.032)      (.053)
                                                              ------       --------    --------    --------    --------    --------
        Total distributions........................            (.024)         (.053)      (.036)      (.027)      (.032)      (.053)
                                                              ------       --------    --------    --------    --------    --------
Net asset value, end of period.....................           $1.000         $1.000      $1.000      $1.000      $1.000      $1.000
                                                              ------       --------    --------    --------    --------    --------
                                                              ------       --------    --------    --------    --------    --------
Total return (a)...................................              2.4%(b)        5.4%        4.2%        2.7%        3.2%        5.4%
Net assets, end of period (in thousands)...........   $       43,004       $ 30,166    $ 23,107    $ 18,423    $ 13,591    $ 12,834
Ratio of expenses to average daily net assets
  (c)..............................................              .61%(d)        .64%        .65%        .65%        .65%        .65%
Ratio of net investment income to average daily net
  assets (c).......................................             4.78%(d)       5.29%       3.71%       2.65%       3.17%       5.26%

------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c) Minnesota Mutual voluntarily absorbed $13,734, $23,714, $20,913 and $22,877 in expenses for the years ended December 31, 1994, 1993, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .72%, .81%, .80%, and 85%, respectively, and the ratio of net investment income to average daily net assets would have been 3.64%, 2.49%, 3.02% and 5.06%, respectively.
(d)  Adjusted to an annual basis.

ASSET ALLOCATION PORTFOLIO

                                          PERIOD FROM
                                           JANUARY 1,                            YEAR ENDED DECEMBER 31,
                                            1996 TO         -----------------------------------------------------------------
                                         JUNE 30, 1996        1995          1994          1993          1992          1991
                                         --------------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period...        $1.826         $1.524        $1.589        $1.574        $1.558        $1.209
                                               -------      ---------     ---------     ---------     ---------     ---------
Income from investment operations:
    Net investment income..............           .023          .061          .047          .030          .034          .047
    Net gains or losses on securities
     (both realized and unrealized)....           .074          .308         (.069)         .066          .070          .302
                                               -------      ---------     ---------     ---------     ---------     ---------
        Total from investment
         operations....................           .097          .369         (.022)         .096          .104          .349
                                               -------      ---------     ---------     ---------     ---------     ---------
Less distributions:
    Dividends from net investment
     income............................          (.060)        (.049)        (.033)        (.037)        (.041)           --
    Distributions from capital gains...          (.109)        (.018)        (.010)        (.044)        (.047)           --
                                               -------      ---------     ---------     ---------     ---------     ---------
        Total distributions............          (.169)        (.067)        (.043)        (.081)        (.088)           --
                                               -------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period.........         $1.754        $1.826        $1.524        $1.589        $1.574        $1.558
                                               -------      ---------     ---------     ---------     ---------     ---------
                                               -------      ---------     ---------     ---------     ---------     ---------
Total return (a).......................            5.8%(b)      25.0%         (1.4)%         6.5%          7.3%         28.9%
Net assets, end of period (in
  thousands)...........................  $     380,473      $349,010      $272,629      $250,011      $150,998      $ 68,592
Ratio of expenses to average daily net
  assets...............................            .54%(c)       .55%          .56%          .57%          .60%          .62%
Ratio of net investment income to
  average daily net assets.............           2.89%(c)      3.75%         3.31%         2.63%         3.68%         4.50%
Portfolio turnover rate (excluding
  short-term securities)...............           66.6%        157.0%        123.6%         85.7%        106.5%         78.6%
Average commission rate on common stock
  transactions.........................         $.0717           N/A           N/A           N/A           N/A           N/A

------------------------
(a) Total return figures are based on a share of outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c)  Adjusted to an annual basis.

MORTGAGE SECURITIES PORTFOLIO

                                              PERIOD FROM
                                               JANUARY 1,                            YEAR ENDED DECEMBER 31,
                                                1996 TO         -----------------------------------------------------------------
                                             JUNE 30, 1996        1995          1994          1993          1992          1991
                                             --------------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period.......        $1.207         $1.098        $1.218        $1.185        $1.196        $1.029
                                                    ------      ---------     ---------     ---------     ---------     ---------
Income from investment operations:
    Net investment income..................           .038          .081          .074          .054          .045          .069
    Net gains or losses on securities (both
     realized and unrealized)..............          (.042)         .107         (.115)         .052          .024          .098
                                                    ------      ---------     ---------     ---------     ---------     ---------
        Total from investment operations...          (.004)         .188         (.041)         .106          .069          .167
                                                    ------      ---------     ---------     ---------     ---------     ---------
Less distributions:
    Dividends from net investment income...          (.077)        (.079)        (.054)        (.055)        (.056)           --
    Distributions from capital gains.......             --            --         (.025)        (.018)        (.024)           --
                                                    ------      ---------     ---------     ---------     ---------     ---------
        Total distributions................          (.077)        (.079)        (.079)        (.073)        (.080)           --
                                                    ------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period.............         $1.126        $1.207        $1.098        $1.218        $1.185        $1.196
                                                    ------      ---------     ---------     ---------     ---------     ---------
                                                    ------      ---------     ---------     ---------     ---------     ---------
Total return (a)...........................            (.2)%(b)     18.0%         (3.4)%         9.3%          6.4%         16.3%
Net assets, end of period (in thousands)...  $      70,453      $ 69,746      $ 59,666      $ 63,902      $ 37,011      $ 16,520
Ratio of expenses to average daily net
  assets (c)...............................            .58%(d)       .58%          .60%          .63%          .65%          .65%
Ratio of net investment income to average
  daily net assets (c).....................           6.92%(d)      7.09%         6.55%         5.87%         6.64%         8.02%
Portfolio turnover rate (excluding
  short-term securities)...................           34.8%        133.7%        197.3%        138.4%         96.2%        112.0%

------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c) Minnesota Mutual voluntarily absorbed $10,341 and $16,372 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses the ratio of expenses to average daily net assets would have been .69% and .79%, respectively, and the ratio of net investment income to average daily net assets would have been 6.60% and 7.88%, respectively.
(d)  Adjusted to an annual basis.

INDEX 500 PORTFOLIO

                                             PERIOD FROM
                                              JANUARY 1,                            YEAR ENDED DECEMBER 31,
                                               1996 TO         -----------------------------------------------------------------
                                            JUNE 31, 1996        1995          1994          1993          1992          1991
                                            --------------     ---------     ---------     ---------     ---------     ---------
Net asset value, beginning of period......        $2.023         $1.518        $1.532        $1.428        $1.454        $1.120
                                                  -------      ---------     ---------     ---------     ---------     ---------
Income from investment operations:
    Net investment income.................           .014          .031          .029          .026          .024          .034
    Net gains or losses on securities
     (both realized and unrealized).......           .180          .517         (.012)         .110          .073          .300
                                                  -------      ---------     ---------     ---------     ---------     ---------
        Total from investment operations..           .194          .548          .017          .136          .097          .334
                                                  -------      ---------     ---------     ---------     ---------     ---------
Less distributions:
    Dividends from net investment income..          (.029)        (.031)        (.026)        (.025)        (.032)           --
    Distributions from capital gains......          (.015)        (.012)        (.005)        (.007)        (.091)           --
                                                  -------      ---------     ---------     ---------     ---------     ---------
        Total distributions...............          (.044)        (.043)        (.031)        (.032)        (.123)           --
                                                  -------      ---------     ---------     ---------     ---------     ---------
Net asset value, end of period............         $2.173        $2.023        $1.518        $1.532        $1.428        $1.454
                                                  -------      ---------     ---------     ---------     ---------     ---------
                                                  -------      ---------     ---------     ---------     ---------     ---------
Total return (a)..........................            9.7%(b)      36.8%          1.2%          9.8%          7.4%         29.8%
Net assets, end of period (in
  thousands)..............................  $     162,281      $123,999      $ 73,432      $ 56,209      $ 35,620      $ 20,999
Ratio of expenses to average daily net
  assets (c)..............................            .44%(d)       .47%          .50%          .55%          .55%          .55%
Ratio of net investment income to average
  daily net assets (c)....................           1.81%(d)      2.08%         2.34%         2.27%         2.42%         2.70%
Portfolio turnover rate (excluding
  short-term securities)..................            9.5%          4.8%          5.9%          4.8%          6.1%         26.4%
Average commission rate on common stock
  transaction.............................         $.0394           N/A           N/A           N/A           N/A           N/A

------------------------
(a) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(b) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(c) Minnesota Mutual voluntarily absorbed $7,228 and $13,123 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .58% and .62%, respectively, and the ratio of net investment income to average daily net assets would have been 2.39% and 2.63%, respectively.
(d)  Adjusted to an annual basis.

CAPITAL APPRECIATION PORTFOLIO

                                             PERIOD FROM
                                             JANUARY 1,                       YEAR ENDED DECEMBER 31,
                                               1996 TO          ----------------------------------------------------
                                            JUNE 30, 1996         1995       1994       1993      1992(A)     1991
                                          -----------------     --------    -------    -------    -------    -------
Net asset value, beginning of period....            $2.160        $1.808     $1.797     $1.682     $1.684     $1.198
                                                  -------       --------    -------    -------    -------    -------
Income from investment operations:
    Net investment income (loss)........            (.001)         (.003)        --       .001       .004       .009
    Net gains or losses on securities
     (both realized and unrealized).....             .236           .406       .039       .167       .078       .488
                                                  -------       --------    -------    -------    -------    -------
        Total from investment
         operations.....................             .235           .403       .039       .168       .082       .497
                                                  -------       --------    -------    -------    -------    -------
Less distributions:
    Dividends from net investment
     income.............................               --             --      (.002)     (.005)     (.009)     (.003)
    Distributions from capital gains....            (.061)         (.051)     (.026)     (.048)     (.075)     (.008)
                                                  -------       --------    -------    -------    -------    -------
        Total distributions.............            (.061)         (.051)     (.028)     (.053)     (.084)     (.011)
                                                  -------       --------    -------    -------    -------    -------
Net asset value, end of period..........           $2.334         $2.160     $1.808     $1.797     $1.682     $1.684
                                                  -------       --------    -------    -------    -------    -------
                                                  -------       --------    -------    -------    -------    -------
Total return (b)........................             11.1%(c)       22.8%       2.3%      10.4%       5.0%      41.8%
Net assets, end of period (in
  thousands)............................   $      192,817       $163,520    $115,607   $84,840    $52,365    $23,822
Ratio of expenses to average daily net
  assets (d)............................              .83%(e)        .80%       .83%       .86%       .90%       .90%
Ratio of net investment income (loss) to
  average daily net assets (d)..........             (.08)%(e)      (.15)%     (.09)%      .12%       .42%       .92%
Portfolio turnover rate (excluding
  short-term securities)................             33.5%          51.1%      68.4%      95.9%     138.8%      70.5%
Average commission rate on common stock
  transactions..........................           $.0627            N/A        N/A        N/A        N/A        N/A

------------------------
(a) On October 1, 1992, the portfolio entered into a new sub-advisory agreement with Winslow Capital Management, Inc. to perform sub-advisory services for the portfolio. Prior to October 1, 1992, the portfolio had a sub-advisory agreement with Alliance Capital Management L.P. for sub-advisory services.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(d) Minnesota Mutual voluntarily absorbed $16,612 and $15,552 in expenses for the years ended December 31, 1992 and 1991, respectively. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .94% and 1.00%, respectively, and the ratio of net investment income to average daily net asset would have been .38% and .82%, respectively.
(e)  Adjusted to an annual basis.

INTERNATIONAL STOCK PORTFOLIO

                                             PERIOD FROM
                                           JANUARY 1, 1996           YEAR ENDED DECEMBER 31,          PERIOD FROM MAY 1,
                                                 TO              --------------------------------      1992 TO DECEMBER
                                            JUNE 30, 1996          1995        1994        1993          31, 1992(A)
                                          -----------------      --------     -------     -------     ------------------
Net asset value, beginning of period....           $1.410          $1.235      $1.310       $.919                $1.000
                                                  -------        --------     -------     -------              ------
Income from investment operations:
    Net investment income...............             .016            .033        .011        .016                .010
    Net gains or losses on securities
     (both realized and unrealized).....             .102            .142       (.015)       .389               (.077)
                                                  -------        --------     -------     -------              ------
        Total from investment
         operations.....................             .118            .175       (.004)       .405               (.067)
                                                  -------        --------     -------     -------              ------
Less distributions:
    Dividends from net investment
     income.............................            (.039)             --       (.029)      (.007)              (.010)
    Excess distributions of net
     investment income..................               --              --          --          --               (.002)
    Tax return of capital...............               --              --       (.001)         --                  --
    Distributions from capital gains....            (.042)             --       (.041)      (.007)                 --
    Excess distributions of net realized
     gains..............................               --              --          --          --               (.002)
                                                  -------        --------     -------     -------              ------
        Total distributions.............            (.081)             --       (.071)      (.014)              (.014)
                                                  -------        --------     -------     -------              ------
Net asset value, end of period..........           $1.447          $1.410      $1.235      $1.310               $.919
                                                  -------        --------     -------     -------              ------
                                                  -------        --------     -------     -------              ------
Total return (b)........................              8.5%(c)        14.2%        (.3)%      44.2%               (6.8)%(e)
Net assets, end of period (in
  thousands)............................   $      175,523        $140,770     $107,490    $61,106       $      17,401
Ratio of expenses to average daily net
  assets (d)............................             1.28%(f)        1.04%       1.24%       1.55%               2.00%(f)
Ratio of net investment income to
  average daily net assets (d)..........             3.01%(f)        2.69%       1.68%       1.04%               2.10%(f)
Portfolio turnover rate (excluding
  short-term securities)................              2.9%           20.3%       12.9%       12.7%               11.7%
Average commission rate on common stock
  transactions..........................           $.0160             N/A         N/A         N/A                 N/A

------------------------
(a) The inception of the portfolio was January 21, 1992. However, operations did not commence until May 1, 1992 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(d) Minnesota Mutual voluntarily absorbed $8,450 in expenses for the period from May 1, 1992 to December 31, 1992. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 2.09% and the ratio of net investment income to average daily net assets would have been 2.01%.
(e) Total return presented for the period from May 1, 1992, commencement of operations, to December 31, 1992.
(f)  Adjusted to an annual basis.

SMALL COMPANY PORTFOLIO

                                             PERIOD FROM                    YEAR ENDED
                                           JANUARY 1, 1996                 DECEMBER 31,               PERIOD FROM MAY 3,
                                                  TO              ------------------------------       1993 TO DECEMBER
                                            JUNE 30, 1996             1995              1994             31, 1993(A)
                                          ------------------      ------------      ------------      ------------------
Net asset value, beginning of period....            $1.602              $1.226            $1.157                 $1.000
                                                   -------              ------            ------               ------
Income from investment operations:
    Net investment income...............              .001                .002              .002                   --
    Net gains or losses on securities
     (both realized and unrealized).....              .121                .392              .069                 .173
                                                   -------              ------            ------               ------
        Total from investment
         operations.....................              .122                .394              .071                 .173
                                                   -------              ------            ------               ------
Less distributions:
    Dividends from net investment
     income.............................                --               (.002)            (.002)                  --
    Distributions from net realized
     gains..............................             (.035)              (.016)               --                (.015)
    Excess distributions of net realized
     gains..............................                --                  --                --                (.001)
                                                   -------              ------            ------               ------
        Total distributions.............             (.035)              (.018)            (.002)               (.016)
                                                   -------              ------            ------               ------
Net asset value, end of period..........            $1.689              $1.602            $1.226               $1.157
                                                   -------              ------            ------               ------
                                                   -------              ------            ------               ------
Total return (b)........................               7.9%(c)            32.1%              6.2%                17.4%(d)
Net assets, end of period (in
  thousands)............................    $      130,983          $   98,895        $   51,105        $      13,043
Ratio of expenses to average daily net
  assets (e)............................               .81%(f)             .84%              .90%                 .90%(f)
Ratio of net investment income (loss) to
  average daily net assets (e)..........               .19%(f)             .15%              .24%                (.02)%(f)
Portfolio turnover rate (excluding
  short-term securities)................              42.7%               61.3%             28.1%                34.9%
Average commission rate on common stock
  transactions..........................            $.1171                 N/A               N/A                  N/A

------------------------
(a) The inception of the portfolio was January 26, 1993. However, operations did not commence until May 3, 1993 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return is presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 3, 1993, commencement of operations, to December 31, 1993.
(e) Minnesota Mutual voluntarily absorbed $9,532 and $30,330 in expenses for the year ended December 31, 1994 and the period from May 3, 1993 to December 31, 1993. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .92% and 1.58%, respectively and the ratio of net investment income (loss) to average daily net assets would have been .21% and (.70%), respectively.
(f)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 1998 PORTFOLIO

                                                                                               PERIOD FROM
                                             PERIOD FROM                                       MAY 2, 1994
                                           JANUARY 1, 1996            YEAR ENDED                   TO
                                                  TO                 DECEMBER 31,             DECEMBER 31,
                                            JUNE 30, 1996                1995                    1994(A)
                                          ------------------      -------------------      -------------------
Net asset value, beginning of period....           $1.038                    $.945                     $.989
                                                    -----                    -----                    -----
Income from investment operations:
    Net investment income...............             .031                     .059                     .043
    Net gains or losses on securities
     (both realized and unrealized).....            (.028)                    .092                    (.043)
                                                    -----                    -----                    -----
        Total from investment
         operations.....................             .003                     .151                       --
                                                    -----                    -----                    -----
Less distributions:
    Dividends from net investment
     income.............................            (.001)                   (.058)                   (.044)
    Distributions from net realized
     gains..............................               --                       --                       --
                                                    -----                    -----                    -----
        Total distributions.............            (.001)                   (.058)                   (.044)
                                                    -----                    -----                    -----
Net asset value, end of period..........           $1.040                   $1.038                    $.945
                                                    -----                    -----                    -----
                                                    -----                    -----                    -----
Total return (b)........................               .3%(c)                 16.0%                      .1%(d)
Net assets, end of period (in
  thousands)............................    $       5,178            $       5,057            $       3,402
Ratio of expenses to average daily net
  assets (e)............................              .20%(f)                  .20%                     .20%(f)
Ratio of net investment income to
  average daily net assets (e)..........             6.13%(f)                 6.22%                    6.45%(f)
Portfolio turnover rate (excluding
  short-term securities)................              1.4%                     9.0%                      --

------------------------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(e) Minnesota Mutual voluntarily absorbed $11,967, $22,794 and $21,714 in expenses for the period from January 1, 1996 to June 30, 1996, the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average net assets would have been .67%, .72% and 1.12%, respectively, and the ratio of net investment income to average daily net assets would have been 5.66%, 5.70% and 5.53%, respectively.
(f)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2002 PORTFOLIO

                                                                                           PERIOD FROM MAY 2,
                                             PERIOD FROM                                          1994
                                           JANUARY 1, 1996            YEAR ENDED                   TO
                                                  TO                 DECEMBER 31,             DECEMBER 31,
                                            JUNE 30, 1996                1995                    1994(A)
                                          ------------------      -------------------      -------------------
Net asset value, beginning of period....           $1.091                    $.932                     $.977
                                                    -----                    -----                    -----
Income from investment operations:
    Net investment income...............               --                     .072                     .047
    Net gains or losses on securities
     (both realized and unrealized).....            (.039)                    .161                    (.044)
                                                    -----                    -----                    -----
        Total from investment
         operations.....................            (.039)                    .233                     .003
                                                    -----                    -----                    -----
Less distributions:
    Dividends from net investment
     income.............................               --                    (.072)                   (.048)
    Tax return of capital...............               --                    (.002)                      --
    Distributions from net realized
     gains..............................               --                       --                       --
                                                    -----                    -----                    -----
        Total distributions.............               --                    (.074)                   (.048)
                                                    -----                    -----                    -----
Net asset value, end of period..........           $1.052                   $1.091                    $.932
                                                    -----                    -----                    -----
                                                    -----                    -----                    -----
Total return (b)........................             (3.6)%(c)                25.0%                      .3%(d)
Net assets, end of period (in
  thousands)............................    $       3,418            $       3,049            $       2,575
Ratio of expenses to average daily net
  assets (e)............................              .20%(f)                  .20%                     .20%(f)
Ratio of net investment income to
  average daily net assets (e)..........             6.48%(f)                 6.52%                    7.18%(f)
Portfolio turnover rate (excluding
  short-term securities)................               --                       --                     11.6%

------------------------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(e) Minnesota Mutual voluntarily absorbed $13,756, $24,709 and $23,298 in expenses for the period from January 1, 1996 to June 30, 1996, the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.09%, 1.06% and 1.52%, respectively, and the ratio of net investment income to average daily net assets would have been 5.59%, 5.66% and 5.86%, respectively.
(f)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2006 PORTFOLIO

                                                                                               PERIOD FROM
                                             PERIOD FROM                                       MAY 2, 1994
                                           JANUARY 1, 1996            YEAR ENDED                   TO
                                                  TO                 DECEMBER 31,             DECEMBER 31,
                                            JUNE 30, 1996                1995                    1994(A)
                                          ------------------      -------------------      -------------------
Net asset value, beginning of period....           $1.174                    $.923                     $.970
                                                    -----                    -----                    -----
Income from investment operations:
    Net investment income...............             .033                     .069                     .047
    Net gains or losses on securities
     (both realized and unrealized).....            (.122)                    .251                    (.046)
                                                    -----                    -----                    -----
        Total from investment
         operations.....................            (.089)                    .320                     .001
                                                    -----                    -----                    -----
Less distributions:
    Dividends from net investment
     income.............................            (.001)                   (.069)                   (.048)
    Distributions from net realized
     gains..............................            (.001)                      --                       --
                                                    -----                    -----                    -----
        Total distributions.............            (.002)                   (.069)                   (.048)
                                                    -----                    -----                    -----
Net asset value, end of period..........           $1.083                   $1.174                    $.923
                                                    -----                    -----                    -----
                                                    -----                    -----                    -----
Total return (b)........................             (7.6)%(c)                34.7%                      .1%(d)
Net assets, end of period (in
  thousands)............................    $       2,614            $       2,570            $       1,860
Ratio of expenses to average daily net
  assets (e)............................              .40%(f)                  .40%                     .40%(f)
Ratio of net investment income to
  average daily net assets (e)..........             6.37%(f)                 6.56%                    7.45%(f)
Portfolio turnover rate (excluding
  short-term securities)................              6.1%                    10.0%                      --

------------------------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(e) Minnesota Mutual voluntarily absorbed $13,814, $25,199 and $24,803 in expenses for the period from January 1, 1996 to June 30, 1996, the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 1.51%, 1.56% and 2.37%, respectively, and the ratio of net investment income to average daily net assets would have been 5.26%, 5.40% and 5.48%, respectively.
(f)  Adjusted to an annual basis.

MATURING GOVERNMENT BOND 2010 PORTFOLIO

                                                                                           PERIOD FROM MAY 2,
                                             PERIOD FROM                                          1994
                                           JANUARY 1, 1996            YEAR ENDED                   TO
                                                  TO                 DECEMBER 31,             DECEMBER 31,
                                            JUNE 30, 1996                1995                    1994(A)
                                          ------------------      -------------------      -------------------
Net asset value, beginning of period....           $1.214                    $.910                     $.962
                                                    -----                    -----                    -----
Income from investment operations:
    Net investment income...............             .028                     .070                     .049
    Net gains or losses on securities
     (both realized and unrealized).....            (.157)                    .304                    (.052)
                                                    -----                    -----                    -----
        Total from investment
         operations.....................            (.129)                    .374                    (.003)
                                                    -----                    -----                    -----
Less distributions:
    Dividends from net investment
     income.............................            (.001)                   (.070)                   (.049)
    Distributions from net realized
     gains..............................               --                       --                       --
                                                    -----                    -----                    -----
        Total distributions.............            (.001)                   (.070)                   (.049)
                                                    -----                    -----                    -----
Net asset value, end of period..........           $1.084                   $1.214                    $.910
                                                    -----                    -----                    -----
                                                    -----                    -----                    -----
Total return (b)........................            (10.6)%(c)                41.2%                     (.3)%(d)
Net assets, end of period (in
  thousands)............................    $       1,819            $       1,384            $       1,071
Ratio of expenses to average daily net
  assets (e)............................              .40%(f)                  .40%                     .40%(f)
Ratio of net investment income to
  average daily net assets (e)..........             6.29%(f)                 6.58%                    7.79%(f)
Portfolio turnover rate (excluding
  short-term securities)................             10.5%                      --                     14.5%

------------------------
(a) The inception of the portfolio was November 9, 1993. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(e) Minnesota Mutual voluntarily absorbed $15,472, $26,308 and $25,888 in expenses for the period from January 1, 1996 to June 30, 1996, the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been 2.42%, 2.68% and 4.01%, respectively, and the ratio of net investment income to average daily net assets would have been 4.27%, 4.30% and 4.18%, respectively.
(f)  Adjusted to an annual basis.

VALUE STOCK PORTFOLIO

                                                                                           PERIOD FROM MAY 2,
                                             PERIOD FROM                                          1994
                                           JANUARY 1, 1996            YEAR ENDED                   TO
                                                  TO                 DECEMBER 31,             DECEMBER 31,
                                            JUNE 30, 1996                1995                    1994(A)
                                          ------------------      -------------------      -------------------
Net asset value, beginning of period....            $1.312                  $1.044                    $1.010
                                                   ------                   ------                    -----
Income from investment operations:
    Net investment income...............             .006                     .010                     .008
    Net gains or losses on securities
     (both realized and unrealized).....             .170                     .331                     .038
                                                   ------                   ------                    -----
        Total from investment
         operations.....................             .176                     .341                     .046
                                                   ------                   ------                    -----
Less distributions:
    Dividends from net investment
     income.............................               --                    (.010)                   (.009)
    Distributions from net realized
     gains..............................            (.017)                   (.063)                   (.003)
                                                   ------                   ------                    -----
        Total distributions.............            (.017)                   (.073)                   (.012)
                                                   ------                   ------                    -----
Net asset value, end of period..........           $1.471                   $1.312                   $1.044
                                                   ------                   ------                    -----
                                                   ------                   ------                    -----
Total return (b)........................             13.5%(c)                 33.0%                     4.6%(d)
Net assets, end of period (in
  thousands)............................    $      58,701            $      31,825            $       8,771
Ratio of expenses to average daily net
  assets (e)............................              .85%(f)                  .89%                     .90%(f)
Ratio of net investment income to
  average daily net assets (e)..........             1.12%(f)                 1.25%                    2.07%(f)
Portfolio turnover rate (excluding
  short-term securities)................             50.3%                   164.2%                    49.5%
Average commission rate on common stock
  transactions..........................           $.0793                      N/A                      N/A

------------------------
(a) The inception of the portfolio was January 18, 1994. However, operations did not commence until May 2, 1994 when shares of the portfolio became effectively registered under the Securities Act of 1933.
(b) Total return figures are based on a share outstanding throughout the period and assumes reinvestment of distributions at net asset value. Total return figures do not reflect charges pursuant to the terms of the variable life insurance policies and variable annuity contracts funded by separate accounts that invest in the Fund's shares.
(c) Total return presented for the period from January 1, 1996 to June 30, 1996.
(d) Total return presented for the period from May 2, 1994, commencement of operations, to December 31, 1994.
(e) Minnesota Mutual voluntarily absorbed $11,610 and $22,503 in expenses for the year ended December 31, 1995 and the period from May 2, 1994 to December 31, 1994. Had the portfolio paid all fees and expenses, the ratio of expenses to average daily net assets would have been .95% and 1.56%, respectively, and the ratio of net investment income to average daily net assets would have been 1.19% and 1.41%, respectively.
(f)  Adjusted to an annual basis.

SHAREHOLDER VOTING RESULTS

    On April 23, 1996, a special shareholder meeting of the Capital Appreciation Portfolio was held. Shareholders of record on March 6, 1996, were entitled to vote on the proposal described below.

                                                                                    NUMBER OF SHARE VOTING
                                                                               --------------------------------
                                                                                  FOR       AGAINST    ABSTAIN
                                                                               ----------  ---------  ---------
(1)  To approve or disapprove a new Investment Sub-Advisor Agreement between
    MIMLIC Asset Management Company and Winslow Capital Management, Inc. with respect to investment sub-advisory services furnished on behalf of the
    Capital Appreciation Portfolio...........................................  67,979,215  1,304,342  7,442,420
                                                                               ----------  ---------  ---------
                                                                               ----------  ---------  ---------

                                   APPENDIX I


Rating of Bonds and Commercial Paper

    The rating information which follows describes how the rating services mentioned presently rate the described securities. No reliance is made upon the rating firms as "experts" as that term is defined for securities law purposes. Rather, reliance on this information is on the basis that such ratings have become generally accepted in the investment business.


Rating of Bonds

Moody's

    Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

    Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

    Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

    Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

    Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

    Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

    Moody's Investors Service, Inc. also applies numerical modifiers, 1, 2, and 3, in each of these generic rating classifications. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Standard & Poor's

    Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

    Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

    Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

    Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

    Debt rated BB has less near-term vulnerability to default than other speculative grade debt. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments.

    Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

    The Standard & Poor's Corporation applies indicators "+," no character, and "-" to the above rating categories. The indicators show relative standing within the major rating categories.


Rating of Commercial Paper

    Purchases of corporate debt securities used for short-term investment, generally called commercial paper, will be limited to the top grades of Moody's and Standard & Poor's rating services.


Moody's

"P-1"

    The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:

    1. Evaluation of the management of the issuer;

    2. Economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas;

    3. Evaluation of the issuer's products in relation to competition and customer acceptance;

    4. Liquidity;

    5. Amount and quality of long-term debt;

    6. Trend of earnings over a period of ten years;

    7. Financial strength of a parent company and the relationships which exist with the issuer; and

    8. Recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.


Standard & Poor's

    A    Commercial paper issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are delineated with the numbers 1, 2 and 3 to indicate the relative degree of safety.

    A-1 This designation indicates that the degree of safety regarding timely payment is either overwhelming or very strong. Those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign designation.

    A-2 Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as high as for issues designated "A-1."

    A-3 Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.